UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10385

                      Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end:  March 31

Date of reporting period: April 1, 2020 - September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	The Trust has not yet relied upon Rule 30e-3 of the Act.

September 30, 2020

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2020

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

Beginning January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of Pacific Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Pacific Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Funds electronically by contacting Pacific Funds using one of the methods listed in the Where To Go For More Information section or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Funds or your financial intermediary that you wish to continue receiving paper copies by contacting Pacific Funds using one of the methods listed in the Where To Go For More Information section or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all communications received for all Funds held with Pacific Funds.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE Schedule of Investments

September 30, 2020 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	667,252	$7,646,711
Pacific Funds Floating Rate Income ‘P’	247,859	2,357,135
Pacific Funds High Income ‘P’	2,795,971	27,232,759
PF Inflation Managed Fund ‘P’	1,298,274	12,969,759
PF Managed Bond Fund ‘P’	7,517,082	88,701,569
PF Short Duration Bond Fund ‘P’	3,423,722	35,230,098
PF Emerging Markets Debt Fund ‘P’	1,113,007	9,427,167
PF Growth Fund ‘P’	28,203	1,061,580
PF Large-Cap Value Fund ‘P’	337,032	3,993,828
PF Multi-Asset Fund ‘P’	3,392,273	37,518,539
PF Small-Cap Growth Fund ‘P’	58,706	1,248,678
PF Small-Cap Value Fund ‘P’	375,737	2,404,716
PF Emerging Markets Fund ‘P’	380,050	4,792,434
PF International Small-Cap Fund ‘P’	128,445	1,213,806
PF Real Estate Fund ‘P’	102,795	1,217,090

Total Affiliated Mutual Funds (Cost $209,622,730)		237,015,869

TOTAL INVESTMENTS - 100.1% (Cost $209,622,730)		237,015,869

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(182,949)

NET ASSETS - 100.0%		$236,832,920

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Conservative
Affiliated Fixed Income Funds	77.5%
Affiliated Equity Funds	22.6%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	732,383	$8,393,113
Pacific Funds Floating Rate Income ‘P’	166,657	1,584,906
Pacific Funds High Income ‘P’	3,275,964	31,907,888
PF Inflation Managed Fund ‘P’	635,713	6,350,774
PF Managed Bond Fund ‘P’	8,540,969	100,783,438
PF Short Duration Bond Fund ‘P’	2,613,569	26,893,624
PF Emerging Markets Debt Fund ‘P’	1,498,213	12,689,864
PF Growth Fund ‘P’	295,492	11,122,300
PF Large-Cap Value Fund ‘P’	1,387,842	16,445,931
PF Multi-Asset Fund ‘P’	6,806,595	75,280,940
PF Small-Cap Growth Fund ‘P’	78,895	1,678,098
PF Small-Cap Value Fund ‘P’	752,972	4,819,020
PF Emerging Markets Fund ‘P’	1,023,630	12,907,969
PF International Large-Cap Fund ‘P’	303,518	3,366,017
PF International Small-Cap Fund ‘P’	172,790	1,632,869
PF International Value Fund ‘P’	292,237	1,765,111
PF Real Estate Fund ‘P’	276,629	3,275,283

Total Affiliated Mutual Funds (Cost $281,518,042)		320,897,145

TOTAL INVESTMENTS - 100.1% (Cost $281,518,042)		320,897,145

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(422,733)

NET ASSETS - 100.0%		$320,474,412

Pacific Funds Portfolio Optimization Moderate-Conservative
Affiliated Fixed Income Funds	58.8%
Affiliated Equity Funds	41.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$237,015,869	$237,015,869	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$320,897,145	$320,897,145	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-1

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE Schedule of Investments

September 30, 2020 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,823,880	$20,901,662
Pacific Funds Floating Rate Income ‘P’	523,502	4,978,502
Pacific Funds High Income ‘P’	5,664,663	55,173,813
PF Inflation Managed Fund ‘P’	499,194	4,986,948
PF Managed Bond Fund ‘P’	19,927,497	235,144,463
PF Short Duration Bond Fund ‘P’	5,557,053	57,182,075
PF Emerging Markets Debt Fund ‘P’	2,941,851	24,917,479
PF Growth Fund ‘P’	1,709,283	64,337,428
PF Large-Cap Value Fund ‘P’	5,487,095	65,022,080
PF Multi-Asset Fund ‘P’	33,500,797	370,518,814
PF Small-Cap Growth Fund ‘P’	481,537	10,242,295
PF Small-Cap Value Fund ‘P’	3,172,597	20,304,619
PF Emerging Markets Fund ‘P’	3,214,616	40,536,302
PF International Large-Cap Fund ‘P’	1,138,852	12,629,870
PF International Small-Cap Fund ‘P’	1,083,705	10,241,014
PF International Value Fund ‘P’	1,245,975	7,525,687
PF Real Estate Fund ‘P’	869,119	10,290,372

Total Affiliated Mutual Funds (Cost $843,555,860)		1,014,933,423

TOTAL INVESTMENTS - 100.2% (Cost $843,555,860)		1,014,933,423

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,861,176)

NET ASSETS - 100.0%		$1,013,072,247

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Moderate
Affiliated Equity Funds	60.4%
Affiliated Fixed Income Funds	39.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	741,053	$8,492,469
Pacific Funds High Income ‘P’	3,985,565	38,819,398
PF Managed Bond Fund ‘P’	7,776,626	91,764,181
PF Short Duration Bond Fund ‘P’	1,499,812	15,433,067
PF Emerging Markets Debt Fund ‘P’	2,738,894	23,198,435
PF Growth Fund ‘P’	1,724,352	64,904,625
PF Large-Cap Value Fund ‘P’	3,597,467	42,629,979
PF Multi-Asset Fund ‘P’	33,515,121	370,677,243
PF Small-Cap Growth Fund ‘P’	382,516	8,136,113
PF Small-Cap Value Fund ‘P’	3,691,563	23,626,001
PF Emerging Markets Fund ‘P’	3,430,550	43,259,231
PF International Large-Cap Fund ‘P’	1,483,329	16,450,122
PF International Small-Cap Fund ‘P’	1,259,639	11,903,592
PF International Value Fund ‘P’	2,708,838	16,361,381
PF Real Estate Fund ‘P’	1,346,822	15,946,368

Total Affiliated Mutual Funds (Cost $652,884,488)		791,602,205

TOTAL INVESTMENTS - 100.2% (Cost $652,884,488)		791,602,205

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,270,783)

NET ASSETS - 100.0%		$790,331,422

Pacific Funds Portfolio Optimization Growth
Affiliated Equity Funds	77.7%
Affiliated Fixed Income Funds	22.5%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,014,933,423	$1,014,933,423	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$791,602,205	$791,602,205	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-2

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	62,095	$711,606
Pacific Funds High Income ‘P’	440,496	4,290,432
PF Managed Bond Fund ‘P’	698,431	8,241,489
PF Short Duration Bond Fund ‘P’	276,407	2,844,228
PF Emerging Markets Debt Fund ‘P’	286,066	2,422,974
PF Growth Fund ‘P’	780,100	29,362,979
PF Large-Cap Value Fund ‘P’	1,070,276	12,682,765
PF Multi-Asset Fund ‘P’	14,858,846	164,338,836
PF Small-Cap Growth Fund ‘P’	411,992	8,763,076
PF Small-Cap Value Fund ‘P’	2,489,177	15,930,733
PF Emerging Markets Fund ‘P’	1,378,740	17,385,906
PF International Large-Cap Fund ‘P’	782,872	8,682,053
PF International Small-Cap Fund ‘P’	619,754	5,856,677
PF International Value Fund ‘P’	717,511	4,333,768
PF Real Estate Fund ‘P’	619,974	7,340,495

Total Affiliated Mutual Funds (Cost $240,457,143)		293,188,017

TOTAL INVESTMENTS - 100.2% (Cost $240,457,143)		293,188,017

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(541,726)

NET ASSETS - 100.0%		$292,646,291

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	93.9%
Affiliated Fixed Income Funds	6.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$293,188,017	$293,188,017	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-3

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 58.0%

Basic Materials - 0.7%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$75,000	$76,284
Nutrien Ltd (Canada) 1.900% due 05/13/23	100,000	103,287
Nutrition & Biosciences Inc 0.697% due 09/15/22 ~	50,000	50,093

		229,664

Communications - 2.8%

eBay Inc 1.138% (USD LIBOR + 0.870%) due 01/30/23 §	300,000	303,220
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	581,500	588,923

		892,143

Consumer, Cyclical - 5.7%

British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	97,863	81,688
4.625% due 12/20/25 ~	81,865	78,966
General Motors Financial Co Inc 1.618% (USD LIBOR + 1.310%) due 06/30/22 §	200,000	199,438
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	200,000	202,994
Hasbro Inc 2.600% due 11/19/22	200,000	207,645
3.150% due 05/15/21	100,000	101,091
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	102,493
Lennar Corp 4.125% due 01/15/22	250,000	256,156
Marriott International Inc 0.898% (USD LIBOR + 0.650%) due 03/08/21 §	250,000	249,002
McDonald’s Corp 0.677% (USD LIBOR + 0.430%) due 10/28/21 §	150,000	150,455
Toyota Motor Credit Corp 2.900% due 03/30/23	200,000	212,310

		1,842,238

Consumer, Non-Cyclical - 6.2%

AbbVie Inc 2.150% due 11/19/21 ~	450,000	458,526
Campbell Soup Co 0.880% (USD LIBOR + 0.630%) due 03/15/21 §	200,000	200,380
Cigna Corp 0.896% (USD LIBOR + 0.650%) due 09/17/21 §	375,000	375,076
General Mills Inc 0.811% (USD LIBOR + 0.540%) due 04/16/21 §	350,000	350,680
Gilead Sciences Inc 0.750% due 09/29/23	250,000	250,546
Royalty Pharma PLC 0.750% due 09/02/23 ~	200,000	199,598
Upjohn Inc 1.125% due 06/22/22 ~	150,000	151,233

		1,986,039

	Principal Amount	Value
Energy - 1.9%

Kinder Morgan Inc 5.000% due 02/15/21 ~	$200,000	$202,524
Valero Energy Corp 1.403% (USD LIBOR + 1.150%) due 09/15/23 §	415,000	413,756

		616,280

Financial - 26.3%

AIG Global Funding 0.800% due 07/07/23 ~	150,000	150,837
Air Lease Corp 3.875% due 04/01/21	280,000	282,755
American Express Credit Corp 0.951% (USD LIBOR + 0.700%) due 03/03/22 §	103,000	103,683
Bank of America Corp 0.636% (USD LIBOR + 0.380%) due 01/23/22 §	200,000	200,160
0.947% (USD LIBOR + 0.650%) due 06/25/22 §	250,000	250,912
Capital One NA 2.150% due 09/06/22	250,000	257,041
Citigroup Inc 1.205% (USD LIBOR + 0.960%) due 04/25/22 §	350,000	353,481
2.750% due 04/25/22	250,000	258,437
Fifth Third Bank NA 0.891% (USD LIBOR + 0.640%) due 02/01/22 §	200,000	201,259
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	200,000	206,594
Intercontinental Exchange Inc 0.903% (USD LIBOR + 0.650%) due 06/15/23 §	200,000	200,644
Jackson National Life Global Funding 1.036% (USD LIBOR + 0.730%) due 06/27/22 § ~	250,000	251,981
JPMorgan Chase & Co 3.250% due 09/23/22	250,000	264,375
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,517
Mitsubishi UFJ Financial Group Inc (Japan) 1.176% (USD LIBOR + 0.920%) due 02/22/22 §	350,000	353,336
Morgan Stanley 1.452% (USD LIBOR + 1.180%) due 01/20/22 §	425,000	426,251
1.664% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	254,146
New York Life Global Funding 0.706% (USD LIBOR + 0.440%) due 07/12/22 § ~	400,000	402,263
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	200,000	207,239
PNC Bank NA 0.581% (USD LIBOR + 0.325%) due 02/24/23 §	250,000	250,330
0.708% (USD LIBOR + 0.450%) due 07/22/22 §	250,000	250,732
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	153,616
Royal Bank of Canada (Canada) 0.979% (USD LIBOR + 0.730%) due 02/01/22 §	400,000	403,737
Skandinaviska Enskilda Banken AB (Sweden) 0.566% (USD LIBOR + 0.320%) due 09/01/23 § ~	500,000	500,134

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-4

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
State Street Corp 2.825% due 03/30/23 ~	$250,000	$258,798
Sumitomo Mitsui Financial Group Inc (Japan) 1.046% (USD LIBOR + 0.780%) due 07/12/22 §	450,000	453,519
The Goldman Sachs Group Inc 1.006% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	250,958
1.355% (USD LIBOR + 1.110%) due 04/26/22 §	250,000	251,062
Truist Bank 0.829% (SOFR + 0.730%) due 03/09/23 §	250,000	252,084
UBS AG (Switzerland) 1.750% due 04/21/22 ~	300,000	305,539
UBS Group AG (Switzerland) 1.781% (USD LIBOR + 1.530%) due 02/01/22 § ~	200,000	203,492
Wells Fargo & Co 3.450% due 02/13/23	100,000	106,071

		8,466,983

Industrial - 6.5%

Carrier Global Corp 1.923% due 02/15/23 ~	250,000	257,354
Honeywell International Inc 0.498% (USD LIBOR + 0.230%) due 08/19/22 §	750,000	750,697
Otis Worldwide Corp 0.754% (USD LIBOR + 0.450%) due 04/05/23 §	200,000	200,137
Penske Truck Leasing Co Lp 3.650% due 07/29/21 ~	155,000	158,678
Roper Technologies Inc 0.450% due 08/15/22	200,000	200,020
3.650% due 09/15/23	250,000	271,923
The Boeing Co 4.508% due 05/01/23	250,000	263,405

		2,102,214

Technology - 3.5%

Broadcom Inc 3.125% due 10/15/22	150,000	157,032
Dell International LLC 4.000% due 07/15/24 ~	200,000	216,386
4.420% due 06/15/21 ~	24,000	24,570
Hewlett Packard Enterprise Co 0.929% (USD LIBOR + 0.680%) due 03/12/21 §	250,000	250,521
Leidos Inc 2.950% due 05/15/23 ~	100,000	105,443
Micron Technology Inc 2.497% due 04/24/23	350,000	363,741

		1,117,693

Utilities - 4.4%

Dominion Energy Inc 0.774% (USD LIBOR + 0.530%) due 09/15/23 §	150,000	150,262
DTE Energy Co 2.250% due 11/01/22	500,000	517,116
Florida Power & Light Co 0.641% (USD LIBOR + 0.380%) due 07/28/23 §	450,000	450,350
Pacific Gas and Electric Co 1.750% due 06/16/22	300,000	300,363

		1,418,091

Total Corporate Bonds & Notes (Cost $18,510,641)		18,671,345

	Principal Amount	Value

SENIOR LOAN NOTES - 10.8%

Basic Materials - 0.8%

Asplundh Tree Expert LLC Term B due 09/04/27 ¥	$250,000	$250,052

Communications - 3.1%

Charter Communications Operating LLC Term B-2 due 02/01/27 ¥	498,741	488,869
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	498,750	498,972

		987,841

Consumer, Cyclical - 0.7%

SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	246,173	232,634

Consumer, Non-Cyclical - 3.1%

HCA Inc Term B-13 due 03/18/26 ¥	498,741	497,404
United Rentals North America Inc Term B due 10/31/25 ¥	498,728	497,793

		995,197

Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	135,696

Industrial - 1.2%

GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	197,820	197,236
Reynolds Group Holdings Inc Term B 2.897% - 5.000% (USD LIBOR + 2.750%) due 02/05/23 §	192,583	191,018

		388,254

Technology - 1.5%

Dell International LLC Term B-1 due 09/19/25 ¥	500,000	498,486

Total Senior Loan Notes (Cost $3,506,155)		3,488,160

ASSET-BACKED SECURITIES - 24.0%

AIMCO CLO (Cayman) due 10/15/31 # ~	380,186	378,589
1.125% (USD LIBOR + 0.850%) due 01/15/28 § ~	300,000	300,032
AmeriCredit Automobile Receivables Trust 1.100% due 03/20/23	470,362	472,013
1.480% due 01/21/25	250,000	254,448
2.040% due 07/18/22	45,621	45,667
2.240% due 06/19/23	149,951	150,537
3.260% due 01/18/24	155,000	158,652
Benefit Street Partners CLO VI Ltd (Cayman) 1.512% (USD LIBOR + 1.240%) due 10/18/29 § ~	250,000	248,377
Dryden 43 Senior Loan CLO Fund (Cayman) 1.412% (USD LIBOR + 1.140%) due 07/20/29 § ~	250,000	248,913

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-5

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Ford Credit Auto Owner Trust 0.500% due 02/15/23	$250,000	$250,368
1.030% due 10/15/22	96,568	96,886
1.880% due 07/15/22	171,358	172,298
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	91,099	94,335
Magnetite VIII CLO Ltd (Cayman) 1.255% (USD LIBOR + 0.980%) due 04/15/31 § ~	215,000	212,589
Navient Private Education Refi Loan Trust 0.502% (USD LIBOR + 0.350%) due 11/15/68 § ~	53,898	53,790
1.220% due 07/15/69 ~	89,673	90,076
1.800% due 01/15/69 ~	151,118	151,839
2.180% due 08/15/68 ~	75,904	76,183
Navient Student Loan Trust 0.552% (USD LIBOR + 0.400%) due 12/15/59 § ~	154,780	154,636
0.555% (USD LIBOR + 0.380%) due 03/25/67 § ~	149,851	149,291
Palmer Square CLO Ltd (Cayman) 1.371% (USD LIBOR + 1.100%) due 07/16/31 § ~	250,000	248,319
Palmer Square Loan Funding CLO Ltd (Cayman) 0.925% (USD LIBOR + 0.650%) due 07/15/26 § ~	106,863	106,490
1.053% (USD LIBOR + 0.800%) due 02/20/28 § ~	238,768	237,641
1.164% (USD LIBOR + 0.900%) due 10/24/27 § ~	212,578	212,067
1.322% (USD LIBOR + 1.050%) due 04/20/27 § ~	208,823	208,235
Santander Drive Auto Receivables Trust 2.280% due 02/15/22	8,846	8,852
2.790% due 01/16/24	100,000	101,662
3.510% due 08/15/23	181,628	183,816
3.520% due 12/15/22	49,715	49,776
SLC Student Loan Trust 0.360% (USD LIBOR + 0.110%) due 03/15/27 §	26,130	26,088
SLM Student Loan Trust 0.335% (USD LIBOR + 0.090%) due 01/26/26 §	70,695	70,564
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	330,234	336,668
2.430% due 02/17/32 ~	102,193	104,689
2.490% due 06/15/27 ~	437,222	442,381
2.700% due 05/15/31 ~	231,065	236,893
3.050% due 05/15/26 ~	368,343	372,097
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	121,833	123,279
Sofi Professional Loan Program LLC 2.060% due 05/15/46 ~	103,538	104,578
2.130% due 11/16/48 ~	40,827	41,140

	Principal Amount	Value
Toyota Auto Receivables Owner Trust 1.780% due 11/15/21	$22,387	$22,429
1.930% due 01/18/22	204,257	205,079
Verizon Owner Trust 2.060% due 04/20/22 ~	20,414	20,475
Voya CLO Ltd (Cayman) 1.172% (USD LIBOR + 0.900%) due 01/18/29 § ~	250,000	247,753
1.405% (USD LIBOR + 1.130%) due 10/15/30 § ~	250,000	248,345

Total Asset-Backed Securities (Cost $7,703,798)		7,718,835

	Shares
SHORT-TERM INVESTMENTS - 14.8%

Money Market Fund - 9.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	3,161,734	3,161,734

	Principal Amount

U.S. Treasury Bills - 5.0%

0.135% due 10/01/20	$600,000	600,000
0.155% due 12/31/20	1,000,000	999,760

		1,599,760

Total Short-Term Investments (Cost $4,761,342)		4,761,494

TOTAL INVESTMENTS - 107.6% (Cost $34,481,936)		34,639,834

OTHER ASSETS & LIABILITIES, NET - (7.6%)		(2,461,116)

NET ASSETS - 100.0%		$32,178,718

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	58.0%
Asset-Backed Securities	24.0%
Short-Term Investments	14.8%
Senior Loan Notes	10.8%

	107.6%
Other Assets & Liabilities, Net	(7.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,671,345	$—	$18,671,345	$—
	Senior Loan Notes	3,488,160	—	3,488,160	—
	Asset-Backed Securities	7,718,835	—	7,718,835	—
	Short-Term Investments	4,761,494	3,161,734	1,599,760	—

	Total	$34,639,834	$3,161,734	$31,478,100	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-6

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 60.1%

Basic Materials - 2.8%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$5,000,000	$5,180,286
5.375% due 04/01/25 ~	3,000,000	3,451,304
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	1,220,000	1,240,892
DuPont de Nemours Inc 1.390% (USD LIBOR + 1.110%) due 11/15/23 §	6,965,000	7,061,849
Georgia-Pacific LLC 1.750% due 09/30/25 ~	5,500,000	5,737,062
Glencore Funding LLC (Australia) 3.000% due 10/27/22 ~	3,000,000	3,107,505
4.125% due 03/12/24 ~	2,500,000	2,711,566
Nutrition & Biosciences Inc 1.230% due 10/01/25 ~	3,000,000	2,999,377

		31,489,841

Communications - 2.5%

Charter Communications Operating LLC 4.464% due 07/23/22	1,600,000	1,694,685
4.500% due 02/01/24	5,000,000	5,546,669
eBay Inc 1.900% due 03/11/25	2,500,000	2,605,329
Expedia Group Inc 3.600% due 12/15/23 ~	4,000,000	4,089,531
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	6,477,500	6,560,185
4.738% due 09/20/29 ~	1,625,000	1,762,109
T-Mobile USA Inc 3.500% due 04/15/25 ~	2,000,000	2,196,440
Tencent Holdings Ltd (China) 1.810% due 01/26/26 ~	3,500,000	3,573,598

		28,028,546

Consumer, Cyclical - 7.2%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,099,353
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	871,585	727,477
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	3,327,346	2,777,396
4.625% due 12/20/25 ~	2,243,091	2,163,665
Daimler Finance North America LLC (Germany) 2.300% due 02/12/21 ~	4,000,000	4,024,736
3.750% due 11/05/21 ~	2,100,000	2,170,923
Delta Air Lines Inc 2.600% due 12/04/20	3,050,000	3,054,085
4.500% due 10/20/25 ~	1,300,000	1,335,250
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,495,452
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,767,407
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,309,914
Ford Motor Credit Co LLC 5.584% due 03/18/24	1,300,000	1,354,064
General Motors Co 5.400% due 10/02/23	2,000,000	2,206,777
General Motors Financial Co Inc 1.530% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,737,291
1.700% due 08/18/23	3,000,000	3,013,358
3.550% due 07/08/22	3,000,000	3,104,064
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	2,000,000	2,094,893
3.550% due 05/21/21 ~	300,000	304,491

	Principal Amount	Value
Hyatt Hotels Corp 3.375% due 07/15/23	$6,234,000	$6,389,389
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,148,192
Las Vegas Sands Corp 2.900% due 06/25/25	2,900,000	2,893,291
3.200% due 08/08/24	5,000,000	5,069,176
Lennar Corp 4.125% due 01/15/22	4,750,000	4,866,969
4.500% due 04/30/24	5,000,000	5,371,875
Marriott International Inc 3.600% due 04/15/24	2,000,000	2,057,369
5.750% due 05/01/25	2,200,000	2,456,410
Nordstrom Inc 8.750% due 05/15/25 ~	400,000	438,476
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	1,500,000	1,573,485
4.600% due 08/08/23	1,200,000	1,282,332
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	589,410	450,986
4.625% due 03/03/24	535,296	499,251
4.750% due 10/11/23	408,768	376,210
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	616,761	509,513

		81,123,520

Consumer, Non-Cyclical - 8.4%

AbbVie Inc 2.300% due 11/21/22 ~	2,000,000	2,070,446
2.950% due 11/21/26 ~	2,500,000	2,727,073
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.150% due 01/23/25	2,000,000	2,260,243
Anthem Inc 2.375% due 01/15/25	4,150,000	4,413,012
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	4,500,000	4,665,765
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	3,650,000	3,666,230
3.250% due 06/07/22 ~	2,640,000	2,752,818
Campbell Soup Co 3.650% due 03/15/23	3,676,000	3,936,582
Cigna Corp 1.165% (USD LIBOR + 0.890%) due 07/15/23 §	2,300,000	2,325,035
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	2,500,000	2,563,362
General Mills Inc 1.283% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,135,391
Global Payments Inc 2.650% due 02/15/25	6,000,000	6,370,251
Humana Inc 3.850% due 10/01/24	2,000,000	2,212,513
Kellogg Co 2.650% due 12/01/23	3,000,000	3,182,871
Keurig Dr Pepper Inc 3.130% due 12/15/23	4,500,000	4,841,659
4.057% due 05/25/23	3,000,000	3,264,147
4.417% due 05/25/25	1,000,000	1,152,909
Laboratory Corp of America Holdings 2.300% due 12/01/24	2,550,000	2,695,955
Mars Inc 2.700% due 04/01/25 ~	2,150,000	2,329,567
Mondelez International Inc 1.500% due 05/04/25	2,000,000	2,055,098
Moody’s Corp 2.625% due 01/15/23	3,000,000	3,137,827
PayPal Holdings Inc 1.350% due 06/01/23	3,950,000	4,037,047
2.200% due 09/26/22	3,000,000	3,102,520

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-7

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Quest Diagnostics Inc 3.500% due 03/30/25	$2,290,000	$2,539,768
Royalty Pharma PLC 0.750% due 09/02/23 ~	3,450,000	3,443,058
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	4,200,000	4,395,438
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,500,000	3,629,888
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,166,000	1,158,275
UnitedHealth Group Inc 1.250% due 01/15/26	2,000,000	2,049,893
Upjohn Inc 1.125% due 06/22/22 ~	3,250,000	3,276,720
1.650% due 06/22/25 ~	900,000	922,523

		94,313,884

Energy - 2.3%

Energy Transfer Operating LP 3.600% due 02/01/23	5,325,000	5,474,445
4.250% due 03/15/23	1,500,000	1,561,498
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,655,800
MPLX LP 3.500% due 12/01/22	6,900,000	7,234,776
Valero Energy Corp 1.200% due 03/15/24	4,160,000	4,145,836
1.403% (USD LIBOR + 1.150%) due 09/15/23	4,585,000	4,571,255

		25,643,610

Financial - 22.1%

AerCap Ireland Capital DAC (Ireland) 4.500% due 09/15/23	3,000,000	3,093,612
AIG Global Funding 0.800% due 07/07/23 ~	2,600,000	2,614,515
Air Lease Corp 3.000% due 09/15/23	2,432,000	2,470,021
3.375% due 07/01/25	1,200,000	1,226,434
3.875% due 04/01/21	1,050,000	1,060,331
American International Group Inc 2.500% due 06/30/25	2,500,000	2,675,887
AvalonBay Communities Inc REIT 2.850% due 03/15/23	1,970,000	2,063,290
3.500% due 11/15/24	2,000,000	2,206,414
Avolon Holdings Funding Ltd (Ireland) 3.625% due 05/01/22 ~	4,150,000	4,079,909
Banco Santander SA (Spain) 2.746% due 05/28/25	3,000,000	3,157,322
Bank of America Corp 1.019% (USD LIBOR + 0.770%) due 02/05/26 §	500,000	498,153
1.216% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,062,928
2.328% due 10/01/21	2,450,000	2,450,000
3.300% due 01/11/23	3,000,000	3,186,828
4.200% due 08/26/24	2,000,000	2,228,934
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,574,319
Capital One Financial Corp 2.600% due 05/11/23	2,800,000	2,931,872
CC Holdings GS V LLC REIT 3.849% due 04/15/23	2,400,000	2,585,487
Citigroup Inc 0.960% (SOFR + 0.870%) due 11/04/22 §	5,000,000	5,020,416
3.300% due 04/27/25	2,000,000	2,203,287
4.000% due 08/05/24	2,000,000	2,200,153
Citizens Bank NA 1.168% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,022,087
3.250% due 02/14/22	2,500,000	2,591,873

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands) 0.753% (USD LIBOR + 0.480%) due 01/10/23 §	$3,000,000	$3,016,944
1.093% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,519,352
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,538,592
Credit Suisse Group AG (Switzerland) 1.449% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,028,342
Equinix Inc REIT 1.250% due 07/15/25	3,000,000	3,023,347
2.625% due 11/18/24	2,300,000	2,447,398
Fifth Third Bancorp 2.375% due 01/28/25	4,000,000	4,242,214
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	3,800,000	3,925,277
Intercontinental Exchange Inc 0.700% due 06/15/23	2,500,000	2,509,345
0.903% (USD LIBOR + 0.650%) due 06/15/23 §	2,500,000	2,508,055
Jackson National Life Global Funding 2.650% due 06/21/24 ~	5,000,000	5,301,460
3.300% due 02/01/22 ~	4,350,000	4,515,995
JPMorgan Chase & Co 0.986% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	4,030,192
1.145% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,479,255
2.700% due 05/18/23	5,000,000	5,282,953
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	3,000,000	3,022,753
Metropolitan Life Global Funding I 2.400% due 06/17/22 ~	3,750,000	3,875,090
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,186,997
Mitsubishi UFJ Financial Group Inc (Japan) 0.848% due 09/15/24	2,050,000	2,051,515
1.105% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,019,548
2.623% due 07/18/22	1,750,000	1,815,003
2.665% due 07/25/22	3,000,000	3,115,071
3.218% due 03/07/22	2,150,000	2,231,686
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	5,042,231
Morgan Stanley 0.926% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,506,354
1.188% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	5,023,572
1.452% (USD LIBOR + 1.180%) due 01/20/22 §	1,000,000	1,002,942
1.664% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,524,876
2.625% due 11/17/21	2,000,000	2,050,442
5.750% due 01/25/21	2,000,000	2,034,355
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,453,500
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	242,000	241,007
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,937,539
PNC Bank NA 0.581% (USD LIBOR + 0.325%) due 02/24/23 §	6,400,000	6,408,442
0.708% (USD LIBOR + 0.450%) due 07/22/22 §	2,500,000	2,507,325
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,000,000	2,048,215

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-8

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Royal Bank of Canada (Canada) 0.894% (USD LIBOR + 0.660%) due 10/05/23 §	$2,000,000	$2,013,774
2.250% due 11/01/24	5,000,000	5,301,930
Sumitomo Mitsui Financial Group Inc (Japan) 1.013% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,024,214
1.474% due 07/08/25	7,000,000	7,138,660
2.348% due 01/15/25	2,500,000	2,635,549
2.448% due 09/27/24	600,000	634,748
2.784% due 07/12/22	3,250,000	3,379,019
The Goldman Sachs Group Inc 1.041% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,008,877
1.298% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,775,374
1.450% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,233,994
2.350% due 11/15/21	2,000,000	2,004,635
The PNC Financial Services Group Inc 3.900% due 04/29/24	2,155,000	2,374,406
Truist Bank 3.525% due 10/26/21	4,200,000	4,208,557
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	1,500,000	1,504,326
Ventas Realty LP REIT 2.650% due 01/15/25	4,000,000	4,181,585
VICI Properties LP REIT 3.500% due 02/15/25 ~	4,050,000	4,017,114
Wells Fargo & Co 1.654% due 06/02/24	9,000,000	9,171,407
2.625% due 07/22/22	4,400,000	4,566,785
3.069% due 01/24/23	2,000,000	2,063,441
Willis North America Inc 3.600% due 05/15/24	1,608,000	1,756,966
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,094,484

		247,761,101

Industrial - 4.5%

Carrier Global Corp 1.923% due 02/15/23 ~	5,800,000	5,970,623
2.242% due 02/15/25 ~	3,000,000	3,130,228
Honeywell International Inc 0.498% (USD LIBOR + 0.230%) due 08/19/22 §	4,250,000	4,253,951
Lennox International Inc 1.350% due 08/01/25	4,000,000	4,034,657
Norbord Inc (Canada) 6.250% due 04/15/23 ~	1,005,000	1,079,013
Otis Worldwide Corp 0.684% (USD LIBOR + 0.450%) due 04/05/23 §	1,500,000	1,501,024
2.056% due 04/05/25	2,500,000	2,629,800
Penske Truck Leasing Co LP 2.700% due 03/14/23 ~	1,000,000	1,041,655
2.700% due 11/01/24 ~	3,250,000	3,451,231
3.450% due 07/01/24 ~	2,300,000	2,491,855
4.125% due 08/01/23 ~	2,000,000	2,173,965
Roper Technologies Inc 1.000% due 09/15/25	2,500,000	2,508,059
3.650% due 09/15/23	5,000,000	5,438,461
Ryder System Inc 2.500% due 09/01/24	2,000,000	2,103,924
The Boeing Co 4.508% due 05/01/23	1,250,000	1,317,026
4.875% due 05/01/25	3,825,000	4,178,472
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,561,710
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,200,000	1,266,187

		50,131,841

	Principal Amount	Value
Technology - 4.7%

Broadcom Corp 2.650% due 01/15/23	$3,500,000	$3,637,963
Broadcom Inc 3.125% due 10/15/22	2,500,000	2,617,208
3.625% due 10/15/24	5,000,000	5,460,235
Dell International LLC 4.000% due 07/15/24 ~	5,100,000	5,517,834
Hewlett Packard Enterprise Co 1.450% due 04/01/24	8,000,000	8,108,452
HP Inc 2.200% due 06/17/25	5,000,000	5,245,853
Infor Inc 1.450% due 07/15/23 ~	3,000,000	3,043,103
Leidos Inc 2.950% due 05/15/23 ~	1,400,000	1,476,202
Micron Technology Inc 2.497% due 04/24/23	8,200,000	8,521,942
NXP BV (Netherlands) 2.700% due 05/01/25 ~	3,300,000	3,497,396
Oracle Corp 2.500% due 04/01/25	2,050,000	2,199,903
VMware Inc 4.500% due 05/15/25	3,450,000	3,907,396

		53,233,487

Utilities - 5.6%

Avangrid Inc 3.200% due 04/15/25	2,700,000	2,974,174
Dominion Energy Gas Holdings LLC 2.500% due 11/15/24	2,550,000	2,713,161
Dominion Energy Inc 0.776% (USD LIBOR + 0.530%) due 09/15/23 §	1,400,000	1,402,444
3.071% due 08/15/24	2,280,000	2,452,653
DPL Inc 4.125% due 07/01/25 ~	600,000	628,620
DTE Energy Co 1.050% due 06/01/25	1,000,000	1,002,984
2.250% due 11/01/22	1,600,000	1,654,773
2.600% due 06/15/22	2,400,000	2,479,333
Duke Energy Corp 0.900% (USD LIBOR + 0.650%) due 03/11/22 §	1,000,000	1,006,396
2.400% due 08/15/22	2,150,000	2,223,768
Edison International 4.950% due 04/15/25	2,000,000	2,193,183
Evergy Inc 2.450% due 09/15/24	4,350,000	4,610,956
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,897,275
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	5,875,000	6,136,291
NRG Energy Inc 3.750% due 06/15/24 ~	4,104,000	4,386,518
Pacific Gas and Electric Co 1.750% due 06/16/22	7,200,000	7,208,721
Sempra Energy 0.775% (USD LIBOR + 0.500%) due 01/15/21 §	5,000,000	5,000,467
The AES Corp 3.300% due 07/15/25 ~	3,650,000	3,895,408
Vistra Operations Co LLC 3.550% due 07/15/24 ~	7,000,000	7,460,404

		63,327,529

Total Corporate Bonds & Notes (Cost $656,948,202)		675,053,359

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-9

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 12.6%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B due 09/04/27 ¥	$3,500,000	$3,500,728

Communications - 0.9%

Charter Communications Operating LLC Term B-2 1.900% (USD LIBOR + 1.750%) due 02/01/27 §	3,491,184	3,422,086
CSC Holdings LLC Term B-5 2.652% (USD LIBOR + 2.500%) due 04/15/27 §	1,990,000	1,934,778
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	4,239,375	4,241,266

		9,598,130

Consumer, Cyclical - 1.9%

ClubCorp Holdings Inc Term B 2.970% (USD LIBOR + 2.750%) due 09/18/24 §	1,981,071	1,707,642
Marriott Ownership Resorts Inc Term B 1.897% (USD LIBOR + 1.750%) due 08/31/25 §	2,056,209	1,984,562
PetSmart Inc Term B-2 5.000% (USD LIBOR + 4.000%) due 03/11/22 § ¥	4,500,000	4,495,181
Restaurant Brands International Inc Term B (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	3,950,885	3,805,196
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,410,402	3,222,830
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	3,782,736	3,686,749
Stars Group Holdings BV Term B (Canada) due 07/10/25 ¥	2,984,781	2,989,133

		21,891,293

Consumer, Non-Cyclical - 3.3%

AlixPartners LLP Term B 2.647% (USD LIBOR + 2.500%) due 04/04/24 §	1,444,515	1,412,014
Avantor Funding Inc Term B-3 3.250% (USD LIBOR + 2.250%) due 11/21/24 §	3,592,278	3,548,872
Bausch Health Americas Inc Term B 3.151% (USD LIBOR + 3.000%) due 06/01/25 §	5,041,304	4,950,979
Froneri US Inc Term B (United Kingdom) 2.397% (USD LIBOR + 2.250%) due 01/31/27 §	1,376,550	1,329,016
HCA Inc Term B-13 1.897% (USD LIBOR + 1.750%) due 03/18/26 §	4,488,665	4,476,640
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	4,488,158	4,478,468
Pathway Vet Alliance LLC 4.147% (USD LIBOR + 4.000%) due 03/31/27 §	1,844,701	1,820,201
Refinitiv US Holdings Inc Term B 3.397% (USD LIBOR + 3.250%) due 10/01/25 §	3,979,747	3,946,166
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.470% (USD LIBOR + 4.250%) due 10/02/26 § ¥	3,729,356	3,715,703

	Principal Amount	Value
United Rentals North America Inc Term B due 10/31/25 ¥	$4,488,550	$4,480,134
US Foods Inc Term B 1.897% (USD LIBOR + 1.750%) due 06/27/23 §	1,721,938	1,662,424
Wand NewCo 3 Inc Term B-1 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	1,777,548	1,720,519

		37,541,136

Financial - 1.9%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	1,492,500	1,445,592
AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	7,200,600	7,004,384
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,992,500	2,981,589
HUB International Ltd Term B 3.264% (USD LIBOR + 3.000%) due 04/25/25 §	1,994,898	1,931,061
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	4,975,000	4,777,552
USI Inc Term B 3.220% (USD LIBOR + 3.000%) due 05/16/24 §	3,413,418	3,308,882

		21,449,060

Industrial - 1.9%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	6,636,622	6,628,326
Berry Global Inc Term W 2.156% (USD LIBOR + 2.000%) due 10/01/22 §	2,500,000	2,484,895
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 §	3,761,501	3,698,808
Reynolds Group Holdings Inc Term B 2.897% - 5.000% (USD LIBOR + 2.750%) due 02/05/23 §	4,775,671	4,736,868
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	1,979,747	1,941,801
TransDigm Inc Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	1,979,962	1,878,489

		21,369,187

Technology - 2.1%

Applied Systems Inc Term B 4.250% (USD LIBOR + 3.250%) due 09/19/24 §	1,994,860	1,987,846
Dell International LLC Term B-1 due 09/19/25 ¥	3,500,000	3,489,398
Sophia LP due 10/06/27 ¥	3,250,000	3,234,257
Term B 4.250% (USD LIBOR + 3.250%) due 09/30/22 §	3,000,000	2,993,751
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	4,810,442	4,688,680
The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	4,482,487	4,446,628
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	2,750,000	2,745,919

		23,586,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-10

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	$3,241,875	$3,190,546

Total Senior Loan Notes (Cost $143,556,321)		142,126,559

ASSET-BACKED SECURITIES - 18.7%

Aimco CLO 11 Ltd (Cayman) due 10/15/31 # ~	3,750,000	3,750,397
Ally Auto Receivables Trust 3.020% due 09/15/23	1,000,000	1,001,020
AmeriCredit Automobile Receivables Trust 0.450% (USD LIBOR + 0.300%) due 01/18/23 §	1,065,609	1,066,709
0.500% (USD LIBOR + 0.350%) due 03/20/23 §	1,881,447	1,882,386
0.970% due 02/18/26	1,000,000	1,004,038
1.100% due 03/20/23	2,351,809	2,360,065
1.480% due 01/21/25	2,750,000	2,798,932
2.170% due 01/18/23	532,804	536,860
2.360% due 12/19/22	2,500,000	2,518,622
2.600% due 09/18/23	2,000,000	2,044,834
2.970% due 11/20/23	1,500,000	1,529,189
3.130% due 02/18/25	1,550,000	1,609,741
3.450% due 06/18/24	2,000,000	2,066,592
3.500% due 01/18/24	2,000,000	2,081,493
Apidos CLO XV (Cayman) 1.282% (USD LIBOR + 1.010%) due 04/20/31 § ~	1,250,000	1,237,717
Apidos CLO XXV (Cayman) 1.442% (USD LIBOR + 1.170%) due 10/20/31 § ~	2,000,000	1,980,640
Apidos CLO XXX (Cayman) 1.412% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,977,553
Atrium XIII (Cayman) 1.436% (USD LIBOR + 1.180%) due 11/21/30 § ~	470,000	467,533
Benefit Street Partners CLO IV Ltd (Cayman) 1.522% (USD LIBOR + 1.250%) due 01/20/29 § ~	1,000,000	995,301
Benefit Street Partners CLO X Ltd (Cayman) 1.415% (USD LIBOR + 1.140%) due 01/15/29 § ~	3,050,000	3,035,387
2.025% (USD LIBOR + 1.750%) due 01/15/29 § ~	500,000	497,474
Buttermilk Park CLO Ltd (Cayman) 1.375% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	840,590
Capital Auto Receivables Asset Trust 3.480% due 10/20/23 ~	1,000,000	1,013,528
Carlyle Global Market Strategies CLO Ltd (Cayman) 1.295% (USD LIBOR + 1.050%) due 07/27/31 § ~	495,916	489,522
CIFC Funding 2015-III CLO Ltd (Cayman) 1.142% (USD LIBOR + 0.870%) due 04/19/29 § ~	1,500,000	1,486,329
Dryden 33 Senior Loan Fund (Cayman) 2.025% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	1,996,486
Dryden 43 Senior Loan CLO Fund (Cayman) 1.412% (USD LIBOR + 1.140%) due 07/20/29 § ~	3,750,000	3,733,692
Dryden 55 CLO Ltd (Cayman) 1.295% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,456,350

	Principal Amount	Value
Dryden 58 CLO Ltd (Cayman) 1.273% (USD LIBOR + 1.000%) due 07/17/31 § ~	$2,000,000	$1,972,250
Dryden 61 CLO Ltd (Cayman) 1.433% (USD LIBOR + 1.160%) due 01/17/32 § ~	5,000,000	4,953,892
Dryden 64 CLO Ltd (Cayman) 1.242% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,973,010
Dryden 75 CLO Ltd (Cayman) 1.975% (USD LIBOR + 1.700%) due 07/15/30 § ~	2,400,000	2,385,249
Ford Credit Auto Owner Trust 0.392% (USD LIBOR + 0.240%) due 02/15/22 §	408,836	408,947
1.190% due 01/15/26	2,050,000	2,092,702
2.040% due 08/15/31 ~	2,000,000	2,098,556
2.130% due 05/15/25	5,000,000	5,170,601
2.350% due 04/15/23	1,000,000	1,011,585
2.500% due 05/15/24	1,750,000	1,770,268
3.380% due 03/15/24	1,650,000	1,731,201
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,249,230
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	364,395	377,342
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	2,084,604
Magnetite VIII CLO Ltd (Cayman) 1.255% (USD LIBOR + 0.980%) due 04/15/31 § ~	2,000,000	1,977,573
Magnetite XIV-R CLO Ltd (Cayman) 1.392% (USD LIBOR + 1.120%) due 10/18/31 § ~	3,000,000	2,982,375
Magnetite XVIII CLO Ltd (Cayman) 1.360% (USD LIBOR + 1.080%) due 11/15/28 § ~	3,000,000	2,985,869
Magnetite XXI CLO Ltd (Cayman) 1.552% (USD LIBOR + 1.280%) due 04/20/30 § ~	1,000,000	996,890
MVW 2020-1 LLC 1.740% due 10/20/37 ~	774,341	784,277
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,283,875	1,333,027
Navient Private Education Refi Loan Trust 0.502% (USD LIBOR + 0.350%) due 11/15/68 § ~	1,077,969	1,075,796
0.902% (USD LIBOR + 0.750%) due 11/15/68 § ~	1,399,809	1,403,736
1.170% due 09/16/69 ~	1,500,000	1,503,159
1.220% due 07/15/69 ~	1,793,454	1,801,517
1.690% due 05/15/69 ~	3,705,321	3,756,659
2.120% due 01/15/69 ~	2,500,000	2,570,696
2.180% due 08/15/68 ~	1,138,562	1,142,745
2.460% due 11/15/68 ~	1,000,000	1,045,893
2.640% due 05/15/68 ~	2,000,000	2,091,096
2.820% due 02/15/68 ~	847,356	852,305
Navient Student Loan Trust 0.418% (USD LIBOR + 0.270%) due 02/27/68 § ~	980,980	981,365
0.528% (USD LIBOR + 0.380%) due 03/25/67 § ~	3,146,867	3,135,114
1.199% (USD LIBOR + 1.050%) due 06/25/69 § ~	2,500,000	2,536,044
3.390% due 12/15/59 ~	2,000,000	2,068,007
OCP CLO Ltd (Cayman) 1.065% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,355,420	1,348,768
Octagon Investment Partners 25 Ltd (Cayman) 1.072% (USD LIBOR + 0.800%) due 10/20/26 § ~	2,133,696	2,125,351

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-11

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
OneMain Financial Issuance CLO Trust 2.370% due 09/14/32 ~	$504,967	$506,005
Palmer Square CLO Ltd (Cayman) 1.130% (USD LIBOR + 0.850%) due 08/15/26 § ~	977,857	975,999
1.371% (USD LIBOR + 1.100%) due 07/16/31 § ~	2,250,000	2,234,868
Palmer Square Loan Funding CLO Ltd (Cayman) 0.925% (USD LIBOR + 0.650%) due 07/15/26 § ~	1,175,492	1,171,386
1.164% (USD LIBOR + 0.900%) due 10/24/27 § ~	1,700,625	1,696,533
1.180% (USD LIBOR + 0.900%) due 11/15/26 § ~	1,242,019	1,239,296
1.322% (USD LIBOR + 1.050%) due 04/20/27 § ~	3,602,194	3,592,047
1.603% (USD LIBOR + 1.350%) due 02/20/28 § ~	2,950,000	2,893,805
2.153% (USD LIBOR + 1.900%) due 02/20/28 § ~	1,200,000	1,163,122
Regatta Funding CLO LP (Cayman) 1.525% (USD LIBOR + 1.250%) due 01/15/29 § ~	3,000,000	2,994,752
Regatta X Funding CLO Ltd (Cayman) 1.393% (USD LIBOR + 1.120%) due 01/17/31 § ~	3,000,000	2,978,626
Regatta XIV Funding Ltd (Cayman) 1.435% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,100,000	1,089,010
Santander Drive Auto Receivables Trust 0.620% due 05/15/23	2,500,000	2,503,417
0.960% due 11/15/24	1,200,000	1,204,581
1.460% due 09/15/25	1,000,000	1,012,959
2.070% due 01/17/23	2,534,443	2,552,260
2.280% due 09/15/23	2,500,000	2,531,160
2.790% due 01/16/24	5,000,000	5,083,119
3.210% due 09/15/23	1,829,284	1,841,758
3.270% due 01/17/23	97,883	98,016
3.420% due 04/15/25	1,750,000	1,794,263
3.520% due 12/15/22	221,944	222,215
SLC Student Loan Trust 0.350% (USD LIBOR + 0.100%) due 09/15/26 §	752,714	752,484
0.360% (USD LIBOR + 0.110%) due 03/15/27 §	4,015,094	3,990,210
0.370% (USD LIBOR + 0.120%) due 06/15/29 §	767,512	761,790
0.625% (USD LIBOR + 0.380%) due 10/25/24 §	802,415	800,988
SMB Private Education Loan Trust 0.502% (USD LIBOR + 0.350%) due 07/15/26 § ~	1,743,303	1,744,985
1.290% due 07/15/53 ~	3,950,000	3,955,519
2.340% due 09/15/34 ~	6,001,952	6,118,876
2.430% due 02/17/32 ~	3,402,507	3,485,633
2.490% due 06/15/27 ~	1,942,721	1,965,647
2.700% due 05/15/31 ~	1,262,463	1,294,308
3.050% due 05/15/26 ~	1,812,986	1,831,459
3.440% due 07/15/36 ~	1,850,000	1,950,521
3.500% due 02/15/36 ~	943,993	1,001,300
3.600% due 01/15/37 ~	2,605,665	2,774,528
3.630% due 11/15/35 ~	2,693,692	2,849,153
Sofi Consumer Loan Program Trust 2.020% due 01/25/29 ~	1,207,524	1,220,754
2.450% due 08/25/28 ~	974,662	986,230
Sofi Professional Loan Program LLC 2.060% due 05/15/46 ~	2,139,792	2,161,278
2.130% due 11/16/48 ~	1,083,150	1,091,431

	Principal Amount	Value
Verizon Owner Trust 0.606% (USD LIBOR + 0.450%) due 12/20/23 §	$3,000,000	$3,012,661
1.850% due 07/22/24	3,500,000	3,592,297
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,090,367

Total Asset-Backed Securities (Cost $208,015,061)		210,048,295

U.S. TREASURY OBLIGATIONS - 6.0%

U.S. Treasury Notes - 6.0%

2.000% due 07/31/22	3,000,000	3,102,305
2.500% due 01/15/22	8,000,000	8,243,750
1.250% due 07/31/23	6,000,000	6,185,625
1.750% due 07/31/24	9,500,000	10,062,207
1.250% due 08/31/24	5,000,000	5,202,344
1.375% due 10/15/22	5,000,000	5,126,562
1.375% due 01/31/25	4,000,000	4,196,719
1.375% due 01/31/22	5,000,000	5,082,617
1.375% due 02/15/23	10,000,000	10,291,797
1.500% due 09/30/24	10,000,000	10,512,500

Total U.S. Treasury Obligations (Cost $66,307,960)		68,006,426

	Shares
SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	47,945,154	47,945,154

Total Short-Term Investment (Cost $47,945,154)		47,945,154

TOTAL INVESTMENTS - 101.7% (Cost $1,122,772,698)		1,143,179,793

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(19,227,996)

NET ASSETS - 100.0%		$1,123,951,797

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	60.1%
Asset-Backed Securities	18.7%
Senior Loan Notes	12.6%
U.S. Treasury Obligations	6.0%
Short-Term Investment	4.3%

	101.7%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC	$147,012	$148,675	$1,663

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-12

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$675,053,359	$—	$675,053,359	$—
	Senior Loan Notes	142,126,559	—	142,126,559	—
	Asset-Backed Securities	210,048,295	—	210,048,295	—
	U.S. Treasury Obligations	68,006,426	—	68,006,426	—
	Short-Term Investment	47,945,154	47,945,154	—	—
	Unfunded Loan Commitment	148,675	—	148,675	—

	Total	$1,143,328,468	$47,945,154	$1,095,383,314	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-13

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.0%

Basic Materials - 1.2%

Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$2,800,000	$2,783,361
3.950% due 09/10/50 ~	3,000,000	3,072,342
5.625% due 04/01/30 ~	4,600,000	5,657,404
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	800,000	813,700
Teck Resources Ltd Canada) 3.900% due 07/15/30 ~	2,100,000	2,201,102

		14,527,909

Communications - 4.2%

AT&T Inc 2.750% due 06/01/31	5,500,000	5,798,964
3.500% due 09/15/53 ~	4,865,000	4,762,569
3.850% due 06/01/60	2,800,000	2,859,200
CCO Holdings LLC 4.750% due 03/01/30 ~	3,000,000	3,180,000
Charter Communications Operating LLC 4.800% due 03/01/50	1,850,000	2,124,920
5.750% due 04/01/48	2,000,000	2,478,921
Diamond Sports Group LLC 5.375% due 08/15/26 ~	2,000,000	1,419,830
eBay Inc 2.700% due 03/11/30	1,700,000	1,806,166
Expedia Group Inc 4.625% due 08/01/27 ~	3,150,000	3,314,802
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,472,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,497,250	1,516,362
T-Mobile USA Inc 2.550% due 02/15/31 ~	3,500,000	3,630,655
3.875% due 04/15/30 ~	3,450,000	3,927,066
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	3,500,000	3,521,700
Verizon Communications Inc 3.850% due 11/01/42	2,000,000	2,374,242

		49,187,897

Consumer, Cyclical - 6.3%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	3,888,076	3,502,188
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,439,261	2,348,314
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	484,091	345,250
Beazer Homes USA Inc 7.250% due 10/15/29	2,150,000	2,307,283
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	2,817,479	2,351,801
4.625% due 12/20/25 ~	1,905,808	1,838,326
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,326,013	4,075,205
Choice Hotels International Inc 3.700% due 01/15/31	1,950,000	2,055,739
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,360,780	2,272,279
Delta Air Lines Inc 2.600% due 12/04/20	2,000,000	2,002,679
4.500% due 10/20/25 ~	1,300,000	1,335,250
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,351,377	1,359,554
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,540,024

	Principal Amount	Value
Ferguson Finance PLC 3.250% due 06/02/30 ~	$6,000,000	$6,527,994
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,309,914
Ford Motor Credit Co LLC 3.087% due 01/09/23	1,850,000	1,816,663
5.584% due 03/18/24	2,350,000	2,447,731
General Motors Co 5.000% due 10/01/28	4,400,000	4,954,750
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	2,000,000	2,094,893
Hasbro Inc 3.550% due 11/19/26	4,285,000	4,562,169
JetBlue Pass-Through Trust ‘AA’ 2.750% due 11/15/33	889,026	874,387
Lennar Corp 6.250% due 12/15/21	2,500,000	2,580,937
Marriott International Inc 5.750% due 05/01/25	2,150,000	2,400,583
Nordstrom Inc 4.375% due 04/01/30	2,000,000	1,620,520
5.000% due 01/15/44	2,500,000	1,773,330
8.750% due 05/15/25 ~	400,000	438,476
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	1,050,000	1,101,440
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,884,660
Spirit Airlines Pass- Through Trust ‘A’ 4.100% due 10/01/29	512,563	462,160
United Airlines Pass Through Trust ‘A’ 2.900% due 11/01/29	1,400,000	1,222,684
United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	1,082,133	1,084,548
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,414,583	1,069,075
4.750% due 10/11/23	3,024,881	2,783,957
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,093,136	1,742,151

		73,086,914

Consumer, Non-Cyclical - 8.3%

AbbVie Inc 3.200% due 11/21/29 ~	5,000,000	5,519,138
Alcon Finance Corp (Switzerland) 2.600% due 05/27/30 ~	3,200,000	3,390,743
AmerisourceBergen Corp 2.800% due 05/15/30	2,100,000	2,246,485
Amgen Inc 3.150% due 02/21/40	2,750,000	2,932,535
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.000% due 01/17/43	2,000,000	2,198,608
4.700% due 02/01/36	2,000,000	2,418,000
5.450% due 01/23/39	5,000,000	6,471,012
Anthem Inc 2.250% due 05/15/30	2,000,000	2,056,907
Block Financial LLC 3.875% due 08/15/30	3,500,000	3,522,851
Cigna Corp 2.400% due 03/15/30	3,000,000	3,108,378
Constellation Brands Inc 2.875% due 05/01/30	650,000	703,372
3.500% due 05/09/27	4,000,000	4,475,933
3.750% due 05/01/50	2,000,000	2,242,652
CoStar Group Inc 2.800% due 07/15/30 ~	3,400,000	3,526,490
CVS Health Corp 1.750% due 08/21/30	6,000,000	5,887,081
Equifax Inc 3.100% due 05/15/30	3,000,000	3,271,533

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-14

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Gilead Sciences Inc 1.650% due 10/01/30	$800,000	$799,521
2.600% due 10/01/40	1,200,000	1,200,055
Global Payments Inc 3.200% due 08/15/29	4,500,000	4,921,691
Humana Inc 3.125% due 08/15/29	2,700,000	2,992,271
Kraft Heinz Foods Co 3.000% due 06/01/26	6,000,000	6,185,669
Mondelez International Inc 2.750% due 04/13/30	1,800,000	1,963,733
Quanta Services Inc 2.900% due 10/01/30	3,650,000	3,730,813
Quest Diagnostics Inc 2.800% due 06/30/31	700,000	756,467
Royalty Pharma PLC 3.300% due 09/02/40 ~	3,500,000	3,441,516
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	3,500,000	3,631,079
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	260,000	258,278
Transurban Finance Co Pty Ltd 2.450% due 03/16/31 ~	2,450,000	2,504,898
Universal Health Services Inc 2.650% due 10/15/30 ~	4,450,000	4,441,189
Upjohn Inc 2.300% due 06/22/27 ~	2,250,000	2,327,030
3.850% due 06/22/40 ~	3,350,000	3,621,591

		96,747,519

Energy - 2.0%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	2,075,000	2,159,391
Energy Transfer Operating LP 4.750% due 01/15/26	6,000,000	6,397,633
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,227,148
MPLX LP 5.200% due 12/01/47	1,200,000	1,317,300
5.250% due 01/15/25	6,000,000	6,220,744
6.875% due 08/15/69 §	1,000,000	824,948
Petroleos Mexicanos 6.350% due 02/12/48	2,100,000	1,575,000
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	1,850,000	2,009,472

		22,731,636

Financial - 17.7%

Air Lease Corp 3.000% due 02/01/30	4,000,000	3,730,557
3.375% due 07/01/25	1,200,000	1,226,434
3.875% due 04/01/21	1,047,000	1,057,302
American International Group Inc 3.400% due 06/30/30	2,000,000	2,211,624
Bank of America Corp 2.592% due 04/29/31 §	6,350,000	6,722,623
3.194% due 07/23/30 §	3,000,000	3,319,618
4.183% due 11/25/27	2,850,000	3,273,948
4.200% due 08/26/24	3,500,000	3,900,635
4.250% due 10/22/26	4,500,000	5,214,825
Brown & Brown Inc 2.375% due 03/15/31	2,350,000	2,376,343
Citigroup Inc 2.666% due 01/29/31 §	5,250,000	5,533,277
4.000% due 08/05/24	2,000,000	2,200,153
4.125% due 07/25/28	3,600,000	4,143,893
4.400% due 06/10/25	3,000,000	3,377,325
4.600% due 03/09/26	3,948,000	4,522,747
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	2,000,000	2,096,300

	Principal Amount	Value
Equinix Inc REIT due 03/15/28 #	$2,000,000	$2,001,532
1.800% due 07/15/27	1,450,000	1,464,992
2.900% due 11/18/26	1,500,000	1,619,598
Fidelity National Financial Inc 3.400% due 06/15/30	1,350,000	1,453,845
First American Financial Corp 4.000% due 05/15/30	3,650,000	4,027,568
Five Corners Funding Trust II 2.850% due 05/15/30	5,000,000	5,399,736
GE Capital Funding LLC 4.400% due 05/15/30 ~	2,000,000	2,153,950
GLP Capital LP REIT 5.250% due 06/01/25	3,450,000	3,754,704
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	3,200,000	2,995,053
3.500% due 09/15/30	1,500,000	1,442,776
HSBC Holdings PLC (United Kingdom) 1.645% due 04/18/26 §	2,000,000	1,996,538
2.099% due 06/04/26 §	3,950,000	4,002,619
Intercontinental Exchange Inc 1.850% due 09/15/32	3,250,000	3,241,626
2.100% due 06/15/30	3,500,000	3,621,527
JPMorgan Chase & Co 2.522% due 04/22/31 §	4,800,000	5,122,153
2.956% due 05/13/31 §	5,700,000	6,108,154
4.125% due 12/15/26	4,000,000	4,662,379
KeyCorp 2.550% due 10/01/29	3,500,000	3,724,246
Life Storage LP REIT 2.200% due 10/15/30	1,500,000	1,500,645
Mid-America Apartments LP REIT 2.750% due 03/15/30	2,000,000	2,158,284
Morgan Stanley 2.699% due 01/22/31 §	5,900,000	6,311,852
5.000% due 11/24/25	6,500,000	7,633,076
OneMain Finance Corp 5.375% due 11/15/29	1,575,000	1,641,938
6.125% due 03/15/24	5,200,000	5,453,500
Piedmont Operating Partnership LP REIT 3.150% due 08/15/30	2,300,000	2,258,214
4.450% due 03/15/24	3,100,000	3,289,669
PNC Bank NA 2.700% due 10/22/29	2,500,000	2,708,578
Prudential PLC (Canada) 3.125% due 04/14/30	1,840,000	2,051,624
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,524,119
The Goldman Sachs Group Inc 2.600% due 02/07/30	6,000,000	6,343,916
3.500% due 11/16/26	2,000,000	2,212,588
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,546,500
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,290,712
Truist Bank 2.250% due 03/11/30	1,750,000	1,805,229
UDR Inc REIT 2.950% due 09/01/26	2,000,000	2,178,129
Ventas Realty LP REIT 3.000% due 01/15/30	2,050,000	2,090,530
3.500% due 02/01/25	2,900,000	3,143,244
VICI Properties LP REIT 3.500% due 02/15/25 ~	2,300,000	2,281,324
4.625% due 12/01/29 ~	4,000,000	4,092,500
Wells Fargo & Co 2.188% due 04/30/26 §	6,650,000	6,916,990
2.393% due 06/02/28 §	6,650,000	6,945,846
4.400% due 06/14/46	3,750,000	4,473,024
Willis North America Inc 2.950% due 09/15/29	5,400,000	5,846,995

		206,399,626

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-15

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Industrial - 3.7%

Allegion US Holding Co Inc 3.550% due 10/01/27	$4,336,000	$4,720,597
Carrier Global Corp 3.577% due 04/05/50 ~	4,000,000	4,243,615
Flowserve Corp 3.500% due 10/01/30	6,600,000	6,548,150
General Electric Co 4.350% due 05/01/50	2,100,000	2,143,749
Jabil Inc 3.600% due 01/15/30	2,650,000	2,822,661
Masco Corp 7.750% due 08/01/29	2,000,000	2,822,408
Norbord Inc (Canada) 5.750% due 07/15/27 ~	3,000,000	3,179,580
6.250% due 04/15/23 ~	2,000,000	2,147,290
Otis Worldwide Corp 3.112% due 02/15/40	1,650,000	1,771,015
Penske Truck Leasing Co LP 4.450% due 01/29/26 ~	1,200,000	1,373,999
Standard Industries Inc 5.000% due 02/15/27 ~	2,550,000	2,659,408
The Boeing Co 5.150% due 05/01/30	2,000,000	2,246,386
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	2,500,000	2,602,850
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,200,000	1,266,187
Xylem Inc 2.250% due 01/30/31	1,950,000	2,071,571

		42,619,466

Technology - 3.9%

Activision Blizzard Inc 2.500% due 09/15/50	4,000,000	3,681,460
Broadcom Inc 4.250% due 04/15/26	5,000,000	5,638,069
5.000% due 04/15/30	3,300,000	3,901,202
Citrix Systems Inc 3.300% due 03/01/30	2,800,000	2,995,499
Dell International LLC 4.900% due 10/01/26 ~	4,000,000	4,526,392
Fiserv Inc 3.500% due 07/01/29	4,150,000	4,735,570
Micron Technology Inc 4.185% due 02/15/27	2,100,000	2,387,990
NXP BV (Netherlands) 3.400% due 05/01/30 ~	5,250,000	5,759,289
3.875% due 06/18/26 ~	3,000,000	3,366,046
Oracle Corp 3.600% due 04/01/50	1,750,000	1,962,201
VMware Inc 4.650% due 05/15/27	2,500,000	2,917,034
4.700% due 05/15/30	3,500,000	4,150,352

		46,021,104

Utilities - 3.7%

Appalachian Power Co 3.700% due 05/01/50	2,000,000	2,283,892
Dominion Energy Inc 3.071% due 08/15/24	540,000	580,891
DPL Inc 4.125% due 07/01/25 ~	600,000	628,620
4.350% due 04/15/29	1,350,000	1,443,035
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	2,350,000	2,360,744

	Principal Amount	Value
Electricite de France SA (France) 4.500% due 09/21/28 ~	$2,000,000	$2,378,937
IPALCO Enterprises Inc 4.250% due 05/01/30 ~	2,400,000	2,724,360
Kentucky Utilities Co 3.300% due 06/01/50	1,550,000	1,693,932
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	7,232,989
Oklahoma Gas & Electric Co 3.300% due 03/15/30	2,450,000	2,759,632
Pacific Gas and Electric Co 2.500% due 02/01/31	3,300,000	3,151,965
PacifiCorp 2.700% due 09/15/30	2,350,000	2,600,643
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,573,753
Southern California Edison Co 4.000% due 04/01/47	1,550,000	1,662,427
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	657,400
6.625% due 01/15/28 ~	2,500,000	2,429,213
Vistra Operations Co LLC 3.550% due 07/15/24 ~	5,500,000	5,861,745

		43,024,178

Total Corporate Bonds & Notes (Cost $567,346,767)		594,346,249

SENIOR LOAN NOTES - 12.9%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B due 09/04/27 ¥	3,250,000	3,250,676

Communications - 0.9%

Charter Communications Operating LLC Term B-2 1.900% (USD LIBOR + 1.750%) due 02/01/27 §	2,992,443	2,933,217
CSC Holdings LLC Term B-5 2.652% (USD LIBOR + 2.500%) due 04/15/27 §	4,228,750	4,111,402
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	4,239,375	4,241,266

		11,285,885

Consumer, Cyclical - 2.3%

Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	1,457,363	1,448,891
ClubCorp Holdings Inc Term B 2.970% (USD LIBOR + 2.750%) due 09/18/24 §	2,971,607	2,561,463
Marriott Ownership Resorts Inc Term B 1.897% (USD LIBOR + 1.750%) due 08/31/25 §	4,351,585	4,199,959
PetSmart Inc Term B-2 due 03/11/22 ¥	4,500,000	4,495,181
Restaurant Brands International Inc Term B (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	4,182,790	4,028,550
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,869,445	3,656,626

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-16

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	$3,782,736	$3,686,749
Stars Group Holdings BV Term B (Canada) due 07/10/25 ¥	2,984,781	2,989,133

		27,066,552

Consumer, Non-Cyclical - 2.6%

AlixPartners LLP Term B 2.647% (USD LIBOR + 2.500%) due 04/04/24 §	1,444,515	1,412,014
Avantor Funding Inc Term B-3 3.250% (USD LIBOR + 2.250%) due 11/21/24 §	4,041,312	3,992,481
Bausch Health Americas Inc Term B 3.151% (USD LIBOR + 3.000%) due 06/01/25 §	4,207,108	4,131,729
Froneri US Inc Term B (United Kingdom) 2.397% (USD LIBOR + 2.250%) due 01/31/27 §	2,194,500	2,118,722
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	4,488,158	4,478,468
Pathway Vet Alliance LLC 4.147% (USD LIBOR + 4.000%) due 03/31/27 §	1,840,078	1,815,638
Refinitiv US Holdings Inc Term B 3.397% (USD LIBOR + 3.250%) due 10/01/25 § ¥	3,979,747	3,946,166
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.470% (USD LIBOR + 4.250%) due 10/02/26 ¥	3,729,356	3,715,703
US Foods Inc Term B 1.897% (USD LIBOR + 1.750%) due 06/27/23 §	2,772,860	2,677,024
Wand NewCo 3 Inc Term B-1 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	1,777,548	1,720,519

		30,008,464

Financial - 1.9%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	1,492,500	1,445,592
AssuredPartners Inc Term B 3.647% (USD LIBOR + 2.750%) due 02/13/27 §	4,218,125	4,103,181
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,992,500	2,981,589
HUB International Ltd Term B 3.264% (USD LIBOR + 2.750%) due 04/25/25 §	5,440,895	5,266,786
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	4,975,000	4,777,552
USI Inc Term B 3.220% (USD LIBOR + 3.000%) due 05/16/24 §	3,872,502	3,753,906

		22,328,606

Industrial - 2.6%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	6,634,033	6,625,741
Berry Global Inc Term W 2.156% (USD LIBOR + 2.000%) due 10/01/22 §	2,500,000	2,484,895

	Principal Amount	Value
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 §	$4,748,348	$4,669,206
Reynolds Group Holdings Inc Term B 2.897% - 5.000% (USD LIBOR + 2.750%) due 02/05/23 §	6,146,199	6,096,261
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	2,969,620	2,912,702
TransDigm Inc Term E 2.397% (USD LIBOR + 2.250%) due 05/30/25 §	1,894,331	1,795,405
Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	5,754,009	5,459,116

		30,043,326

Technology - 2.0%

Applied Systems Inc Term B 4.250% (USD LIBOR + 3.250%) due 09/19/24 §	1,994,860	1,987,846
Dell International LLC Term B-1 due 09/19/25 ¥	3,000,000	2,990,913
Sophia LP due 10/06/27 ¥	3,250,000	3,234,257
Term B 4.250% (USD LIBOR + 3.250%) due 09/30/22 §	3,000,000	2,993,751
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	4,810,442	4,688,680
The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	4,482,487	4,446,628
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	2,750,000	2,745,919

		23,087,994

Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	3,491,250	3,435,973

Total Senior Loan Notes (Cost $152,679,622)		150,507,476

MORTGAGE-BACKED SECURITIES - 2.4%

Fannie Mae - 2.4%

due 10/01/35 #	5,500,000	5,626,328
due 10/01/35 #	7,000,000	7,308,985
due 10/01/35 #	11,000,000	11,430,547
due 10/01/50 #	3,000,000	3,101,484

		27,467,344

Total Mortgage-Backed Securities (Cost $27,493,438)		27,467,344

ASSET-BACKED SECURITIES - 13.8%

Aimco CLO 11 Ltd (Cayman) due 10/15/31 # ~	4,700,000	4,700,498
AmeriCredit Automobile Receivables Trust 0.970% due 02/18/26	1,000,000	1,004,038
1.100% due 03/20/23	1,382,864	1,387,718
1.480% due 02/18/26	1,000,000	1,014,352
2.240% due 06/19/23	1,087,142	1,091,397
2.400% due 05/18/22	569,744	570,886
2.600% due 09/18/23	2,600,000	2,658,284
2.690% due 06/19/23	3,325,000	3,382,255
2.710% due 08/18/22	1,358,879	1,370,582

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-17

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.130% due 02/18/25	$1,250,000	$1,298,179
3.360% due 02/18/25	1,000,000	1,056,065
Apidos CLO XXX (Cayman) 1.872% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,542,759
Benefit Street Partners CLO X Ltd (Cayman) 1.415% (USD LIBOR + 1.140%) due 01/15/29 § ~	400,000	398,084
2.025% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	248,737
Buttermilk Park CLO Ltd (Cayman) 1.375% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,582,286
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	1,600,000	1,631,333
Carlyle Global Market Strategies CLO Ltd (Cayman) 1.295% (USD LIBOR + 1.050%) due 07/27/31 § ~	991,833	979,044
1.795% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,950,837
CIFC Funding 2015-III CLO Ltd (Cayman) 1.142% (USD LIBOR + 0.870%) due 04/19/29 § ~	1,500,000	1,486,329
Dryden 33 Senior Loan Fund (Cayman) 2.025% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	1,996,486
Dryden 43 Senior Loan Fund (Cayman) 2.022% (USD LIBOR + 1.750%) due 07/20/29 § ~	3,200,000	3,185,175
Dryden 53 CLO Ltd (Cayman) 1.675% (USD LIBOR + 1.400%) due 01/15/31 § ~	1,500,000	1,468,123
Dryden 55 CLO Ltd (Cayman) 2.175% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	958,958
Dryden 58 CLO Ltd (Cayman) 1.773% (USD LIBOR + 1.500%) due 07/17/31 § ~	2,000,000	1,969,352
2.073% (USD LIBOR + 1.800%) due 07/17/31 § ~	2,000,000	1,927,016
Dryden 61 CLO Ltd (Cayman) 1.923% (USD LIBOR + 1.650%) due 01/17/32 § ~	2,250,000	2,227,334
2.323% (USD LIBOR + 2.050%) due 01/17/32 § ~	2,250,000	2,211,571
Dryden 64 CLO Ltd (Cayman) 1.672% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,558,856
Dryden 75 CLO Ltd (Cayman) 1.975% (USD LIBOR + 1.700%) due 07/15/30 § ~	900,000	894,468
Ford Credit Auto Owner Trust 1.190% due 01/15/26	1,350,000	1,378,121
2.040% due 12/15/26	1,000,000	1,026,668
2.040% due 08/15/31 ~	2,000,000	2,098,556
2.240% due 06/15/22	1,000,000	1,001,889
2.350% due 04/15/23	2,500,000	2,528,963
3.190% due 07/15/31 ~	4,000,000	4,412,588
Madison Park Funding Ltd (Cayman) 1.875% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,574,557
2.022% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,600,000	2,575,264
2.125% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,354,501
Magnetite VIII CLO Ltd (Cayman) 1.255% (USD LIBOR + 0.980%) due 04/15/31 § ~	3,000,000	2,966,359
MVW 2020-1 LLC 1.740% due 10/20/37 ~	774,341	784,277

	Principal Amount	Value
Navient Private Education Refi Loan Trust 1.170% due 09/16/69 ~	$1,500,000	$1,503,159
1.220% due 07/15/69 ~	1,793,454	1,801,517
1.690% due 05/15/69 ~	2,797,294	2,836,527
2.460% due 11/15/68 ~	1,000,000	1,045,893
2.640% due 05/15/68 ~	2,000,000	2,091,096
Navient Student Loan Trust 0.868% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	1,965,934
1.199% (USD LIBOR + 1.050%) due 06/25/69 § ~	2,500,000	2,536,044
Octagon Investment Partners 25 Ltd (Cayman) 1.472% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,966,397
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,262,416	1,265,014
Palmer Square CLO Ltd (Cayman) 1.130% (USD LIBOR + 0.850%) due 08/15/26 § ~	977,857	975,999
1.371% (USD LIBOR + 1.100%) due 07/16/31 § ~	2,500,000	2,483,186
Palmer Square Loan Funding CLO Ltd (Cayman) 1.164% (USD LIBOR + 0.900%) due 10/24/27 § ~	2,338,359	2,332,733
1.180% (USD LIBOR + 0.900%) due 11/15/26 § ~	2,365,751	2,360,564
1.603% (USD LIBOR + 1.350%) due 02/20/28 § ~	2,350,000	2,305,235
1.864% (USD LIBOR + 1.600%) due 10/24/27 § ~	1,750,000	1,735,014
2.153% (USD LIBOR + 1.900%) due 02/20/28 § ~	1,200,000	1,163,122
Regatta XIV Funding Ltd (Cayman) 1.435% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,400,000	1,386,012
Santander Drive Auto Receivables Trust 0.482% (USD LIBOR + 0.330%) due 02/15/22 §	58,583	58,583
0.620% due 05/15/23	2,500,000	2,503,417
0.960% due 11/15/24	1,200,000	1,204,581
1.460% due 09/15/25	1,000,000	1,012,959
2.490% due 10/15/25	2,000,000	2,043,478
2.960% due 03/15/24	1,252,096	1,261,480
3.350% due 07/17/23	1,631,440	1,650,554
3.510% due 08/15/23	2,259,983	2,287,205
SLM Student Loan Trust 0.795% (USD LIBOR + 0.550%) due 10/25/64 § ~	6,708,088	6,497,422
SMB Private Education Loan Trust 1.290% due 07/15/53 ~	3,950,000	3,955,519
2.340% due 09/15/34 ~	2,424,798	2,472,035
2.430% due 02/17/32 ~	3,065,782	3,140,682
2.700% due 05/15/31 ~	1,728,048	1,771,638
2.820% due 10/15/35 ~	3,691,682	3,818,106
2.880% due 09/15/34 ~	3,437,621	3,561,109
3.440% due 07/15/36 ~	2,563,000	2,702,263
3.500% due 02/15/36 ~	4,937,082	5,236,801
3.600% due 01/15/37 ~	1,346,260	1,433,506
3.630% due 11/15/35 ~	1,823,759	1,929,013
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	1,340,161	1,356,066
SoFi Professional Loan Program 2.540% due 05/15/46 ~	2,150,000	2,235,736
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	2,000,000	2,058,650
TIAA CLO IV Ltd (Cayman) 1.972% (USD LIBOR + 1.700%) due 01/20/32 § ~	2,750,000	2,717,314

Total Asset-Backed Securities (Cost $160,001,315)		161,114,308

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-18

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 15.7%

U.S. Treasury Bonds - 4.3%

1.125% due 05/15/40	$14,500,000	$14,275,703
2.000% due 02/15/50	3,500,000	3,959,648
2.250% due 08/15/46	4,050,000	4,783,904
2.250% due 08/15/49	2,000,000	2,378,984
2.500% due 02/15/46	3,500,000	4,322,090
2.500% due 05/15/46	3,000,000	3,707,227
2.750% due 11/15/47	4,000,000	5,199,219
2.875% due 11/15/46	3,000,000	3,965,859
3.000% due 11/15/44	4,000,000	5,345,781
3.000% due 02/15/49	1,500,000	2,050,898

		49,989,313

U.S. Treasury Notes - 11.4%

0.500% due 06/30/27	5,000,000	5,017,969
0.625% due 05/15/30	23,000,000	22,920,938
1.125% due 02/28/27	7,000,000	7,316,094
1.250% due 07/31/23	5,000,000	5,154,688
1.375% due 08/31/23	4,000,000	4,141,875
1.375% due 09/30/23	4,500,000	4,663,652
1.500% due 02/15/30	11,000,000	11,866,250
1.625% due 11/15/22	5,000,000	5,157,422
1.625% due 02/15/26	7,000,000	7,487,266
1.625% due 05/15/26	5,000,000	5,357,129
1.625% due 09/30/26	10,000,000	10,742,578
1.750% due 11/15/29	10,000,000	11,010,547
2.000% due 11/30/22	6,000,000	6,241,406
2.250% due 02/15/27	2,000,000	2,232,891
2.375% due 05/15/29	5,000,000	5,753,711
2.500% due 02/28/26	7,400,000	8,266,898
2.625% due 02/15/29	7,000,000	8,175,781
2.875% due 08/15/28	1,250,000	1,475,684

		132,982,779

Total U.S. Treasury Obligations (Cost $167,515,443)		182,972,092

	Shares	Value
SHORT-TERM INVESTMENT - 6.5%

Money Market Fund - 6.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	75,787,893	$75,787,893

Total Short-Term Investment (Cost $75,787,893)		75,787,893

TOTAL INVESTMENTS - 102.3% (Cost $1,150,824,478)		1,192,195,362

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(26,573,976)

NET ASSETS - 100.0%		$1,165,621,386

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	51.0%
U.S. Treasury Obligations	15.7%
Asset-Backed Securities	13.8%
Senior Loan Notes	12.9%
Short-Term Investment	6.5%
Others (each less than 3.0%)	2.4%

	102.3%
Other Assets & Liabilities, Net	(2.3%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC	$147,012	$148,675	$1,663

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$594,346,249	$—	$594,346,249	$—
	Senior Loan Notes	150,507,476	—	150,507,476	—
	Mortgage-Backed Securities	27,467,344	—	27,467,344	—
	Asset-Backed Securities	161,114,308	—	161,114,308	—
	U.S. Treasury Obligations	182,972,092	—	182,972,092	—
	Short-Term Investment	75,787,893	75,787,893	—	—
	Unfunded Loan Commitment	148,675	—	148,675	—

	Total	$1,192,344,037	$75,787,893	$1,116,556,144	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-19

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.7%

Basic Materials - 0.1%

Constellium SE *	120,738	$947,793

Consumer, Cyclical - 0.6%

Beazer Homes USA Inc *	100,674	1,328,897
Cedar Fair LP	21,677	608,473
Las Vegas Sands Corp	25,986	1,212,507
Six Flags Entertainment Corp	39,347	798,744

		3,948,621

Consumer, Non-Cyclical - 0.2%

HCA Healthcare Inc	11,238	1,401,154

Energy - 0.2%

Chevron Corp	11,146	802,512
Exxon Mobil Corp	19,181	658,484

		1,460,996

Financial - 0.8%

Bank of America Corp	58,223	1,402,592
Citigroup Inc	28,183	1,214,969
JPMorgan Chase & Co	10,387	999,956
The Goldman Sachs Group Inc	7,676	1,542,646
Wells Fargo & Co	40,688	956,575

		6,116,738

Industrial - 0.8%

Crown Holdings Inc *	14,653	1,126,230
Evoqua Water Technologies Corp *	100,944	2,142,032
GFL Environmental Inc (Canada)	51,276	1,090,128
Xylem Inc	17,839	1,500,617

		5,859,007

Total Common Stocks (Cost $21,342,388)		19,734,309

EXCHANGE-TRADED FUNDS - 2.0%

iShares iBoxx High Yield Corporate Bond	85,426	7,167,241
SPDR Bloomberg Barclays High Yield Bond	77,175	8,047,037

Total Exchange-Traded Funds (Cost $15,132,384)		15,214,278

	Principal Amount
CORPORATE BONDS & NOTES - 68.7%

Basic Materials - 1.9%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$350,000	347,920
5.625% due 04/01/30 ~	3,100,000	3,812,598
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,025,000	2,059,678
Hudbay Minerals Inc (Peru) 6.125% due 04/01/29 ~	675,000	670,781
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,948,090
Nutrition & Biosciences Inc 1.832% due 10/15/27 ~	2,000,000	2,010,455
Perenti Finance Pty Ltd (Australia) due 10/07/25 # ~	2,050,000	2,065,622

		13,915,144

	Principal Amount	Value
Communications - 6.4%

AT&T Inc
2.250% due 02/01/32	$2,475,000	$2,480,747
3.500% due 06/01/41	2,475,000	2,614,357
3.650% due 09/15/59 ~	2,642,000	2,564,345
Avaya Inc 6.125% due 09/15/28 ~	1,025,000	1,050,625
Booking Holdings Inc 4.625% due 04/13/30	3,950,000	4,731,648
CCO Holdings LLC
4.250% due 02/01/31 ~	1,000,000	1,037,950
5.000% due 02/01/28 ~	1,525,000	1,604,681
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	2,028,913
3.750% due 02/15/28	1,500,000	1,661,205
4.200% due 03/15/28	2,750,000	3,126,576
5.050% due 03/30/29	1,500,000	1,799,338
CSC Holdings LLC
3.375% due 02/15/31 ~	1,000,000	969,500
4.625% due 12/01/30 ~	1,400,000	1,408,561
5.750% due 01/15/30 ~	200,000	212,793
6.500% due 02/01/29 ~	2,025,000	2,261,672
Diamond Sports Group LLC 12.750% due 12/01/26 ~	2,481,000	1,984,800
Outfront Media Capital LLC 6.250% due 06/15/25 ~	3,450,000	3,559,969
Sprint Capital Corp 8.750% due 03/15/32	1,000,000	1,464,810
Sprint Corp 7.875% due 09/15/23	25,000	28,691
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	50,000	50,638
T-Mobile USA Inc 4.375% due 04/15/40 ~	2,900,000	3,402,193
The Walt Disney Co 3.500% due 05/13/40	3,950,000	4,439,706
Uber Technologies Inc
6.250% due 01/15/28 ~	675,000	693,983
7.500% due 05/15/25 ~	2,025,000	2,161,687

		47,339,388

Consumer, Cyclical - 12.6%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	655,361	564,597
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,882,202	1,564,666
4.100% due 07/15/29	1,214,045	955,074
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,847,433	2,697,981
American Airlines Pass-Through Trust ‘B’
3.850% due 08/15/29	1,997,349	1,328,227
5.250% due 07/15/25	928,053	644,285
Aramark Services Inc 6.375% due 05/01/25 ~	2,450,000	2,555,166
Ashton Woods USA LLC 6.625% due 01/15/28 ~	3,745,000	3,773,087
Beazer Homes USA Inc
5.875% due 10/15/27	2,700,000	2,718,562
6.750% due 03/15/25	1,000,000	1,036,145
7.250% due 10/15/29	1,350,000	1,448,759
Boyd Gaming Corp 8.625% due 06/01/25 ~	1,300,000	1,426,789
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,734,836	2,576,279
Caesars Entertainment Inc 6.250% due 07/01/25 ~	500,000	521,877
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	3,800,000	3,681,497

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-20

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Carvana Co
due 10/01/25 # ~	$1,375,000	$1,359,531
due 10/01/28 # ~	675,000	668,250
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,250,000	1,875,701
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	1,575,000	1,591,569
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,540,024
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	2,500,000	2,635,937
Ford Motor Co
7.450% due 07/16/31	875,000	1,005,099
8.500% due 04/21/23	2,475,000	2,701,698
Ford Motor Credit Co LLC 4.125% due 08/17/27	1,000,000	974,375
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,082,022
General Motors Co 6.125% due 10/01/25	1,950,000	2,268,193
General Motors Financial Co Inc
3.200% due 07/06/21	1,550,000	1,573,755
4.375% due 09/25/21	1,500,000	1,547,779
5.100% due 01/17/24	1,000,000	1,094,259
Golden Nugget Inc
6.750% due 10/15/24 ~	5,375,000	4,494,844
8.750% due 10/01/25 ~	2,975,000	2,352,109
Hyatt Hotels Corp 5.750% due 04/23/30	2,950,000	3,391,554
Hyundai Capital America 4.125% due 06/08/23 ~	3,700,000	3,986,347
IRB Holding Corp 7.000% due 06/15/25 ~	3,500,000	3,738,087
Las Vegas Sands Corp 3.500% due 08/18/26	3,450,000	3,499,742
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	278,105	212,750
PM General Purchaser LLC due 10/01/28 # ~	350,000	363,676
Sands China Ltd (Macau) 4.375% due 06/18/30 ~	3,000,000	3,179,700
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	500,000	517,490
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	150,000	159,844
Starbucks Corp 2.550% due 11/15/30	2,950,000	3,128,090
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	2,000,000	2,128,750
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	3,421,250
Tesla Inc 5.300% due 08/15/25 ~	4,525,000	4,689,031
United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	2,597,119	2,602,914
Viking Cruises Ltd 6.250% due 05/15/25 ~	1,700,000	1,340,697

		93,618,058

Consumer, Non-Cyclical - 8.7%

Acadia Healthcare Co Inc due 04/15/29 # ~	350,000	353,938
Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	3,522,750
Albertsons Cos Inc 3.500% due 03/15/29 ~	975,000	948,187
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	3,950,000	4,298,627

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.500% due 06/01/50	$2,000,000	$2,409,951
4.750% due 01/23/29	3,825,000	4,656,025
Avantor Funding Inc 4.625% due 07/15/28 ~	2,375,000	2,467,031
Bausch Health Americas Inc
8.500% due 01/31/27 ~	25,000	27,504
9.250% due 04/01/26 ~	1,500,000	1,651,950
Bausch Health Cos Inc
5.000% due 01/30/28 ~	800,000	778,000
6.125% due 04/15/25 ~	3,050,000	3,125,488
CoStar Group Inc 2.800% due 07/15/30 ~	2,100,000	2,178,126
Global Payments Inc 2.900% due 05/15/30	3,450,000	3,695,116
HCA Inc 5.125% due 06/15/39	3,200,000	3,889,324
JBS Investments II GmbH
5.750% due 01/15/28 ~	1,000,000	1,043,750
7.000% due 01/15/26 ~	950,000	1,015,674
Kraft Heinz Foods Co
4.250% due 03/01/31 ~	300,000	329,743
5.000% due 07/15/35	2,475,000	2,853,479
5.200% due 07/15/45	3,975,000	4,350,071
Legacy LifePoint Health Inc 6.750% due 04/15/25 ~	400,000	422,000
Quanta Services Inc 2.900% due 10/01/30	800,000	817,712
Select Medical Corp 6.250% due 08/15/26 ~	3,150,000	3,280,851
Smithfield Foods Inc 3.000% due 10/15/30 ~	1,000,000	1,011,955
Sysco Corp 6.600% due 04/01/50	3,450,000	4,836,540
Tenet Healthcare Corp 6.125% due 10/01/28 ~	1,675,000	1,634,172
TMS International Holding Corp 7.250% due 08/15/25 ~	6,417,000	6,023,959
Upjohn Inc 2.700% due 06/22/30 ~	2,950,000	3,057,321

		64,679,244

Energy - 8.1%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	1,950,000	1,608,555
Archrock Partners LP
6.250% due 04/01/28 ~	1,675,000	1,582,875
6.875% due 04/01/27 ~	1,325,000	1,275,591
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	1,450,000	1,112,875
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	3,125,000	3,484,084
Comstock Resources Inc
9.750% due 08/15/26	1,528,000	1,574,437
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	3,075,000	3,057,703
6.625% due 07/15/25 ~	350,000	360,171
Energy Transfer Operating LP
4.050% due 03/15/25	1,200,000	1,261,648
4.750% due 01/15/26	1,700,000	1,812,663
5.800% due 06/15/38	3,000,000	2,957,303
6.250% due 02/15/23	3,650,000	2,387,994
Enterprise Products Operating LLC
2.800% due 01/31/30	3,450,000	3,661,174
5.375% due 02/15/78	3,000,000	2,675,235
EQM Midstream Partners LP
5.500% due 07/15/28	1,250,000	1,261,475
6.000% due 07/01/25 ~	500,000	516,250
6.500% due 07/01/27 ~	1,750,000	1,857,511

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-21

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Global Partners LP 7.000% due 08/01/27	$2,275,000	$2,325,198
MPLX LP
4.000% due 03/15/28	2,225,000	2,430,870
4.800% due 02/15/29	350,000	402,067
5.250% due 01/15/25	4,825,000	5,002,515
6.875% due 02/15/23	450,000	371,226
Occidental Petroleum Corp
2.900% due 08/15/24	3,475,000	2,954,793
6.625% due 09/01/30	700,000	647,063
8.000% due 07/15/25	800,000	806,484
8.500% due 07/15/27	1,175,000	1,186,262
Range Resources Corp 5.000% due 03/15/23	2,205,000	2,098,884
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,118,264
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,225,883
Targa Resources Partners LP
4.875% due 02/01/31 ~	875,000	849,013
5.000% due 01/15/28	650,000	635,375
5.125% due 02/01/25	900,000	900,554
5.375% due 02/01/27	200,000	201,587
5.875% due 04/15/26	1,500,000	1,542,863
6.500% due 07/15/27	500,000	522,500

		59,668,945

Financial - 14.0%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,850,000	1,856,847
3.950% due 02/01/22	750,000	759,650
4.450% due 10/01/25	2,000,000	2,007,490
Air Lease Corp
3.750% due 06/01/26	1,500,000	1,526,996
3.875% due 04/01/21	300,000	302,952
4.250% due 09/15/24	1,000,000	1,043,945
4.625% due 10/01/28	1,500,000	1,556,636
Alliance Data Systems Corp 7.000% due 01/15/26 ~	2,750,000	2,741,681
Athene Holding Ltd 6.150% due 04/03/30	4,925,000	5,851,829
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	3,200,000	2,861,383
Bank of America Corp 2.592% due 04/29/31	450,000	476,406
Barclays PLC (United Kingdom) 6.125% due 12/15/25	3,000,000	3,048,411
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	4,257,585
Citigroup Inc 1.205% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,029,841
3.980% due 03/20/30	3,000,000	3,461,412
4.075% due 04/23/29	3,000,000	3,453,447
CNO Financial Group Inc 5.250% due 05/30/29	3,100,000	3,595,600
GLP Capital LP REIT
4.000% due 01/15/31	2,925,000	3,050,497
5.300% due 01/15/29	4,000,000	4,466,300
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	3,300,000	3,088,648
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	275,000	277,032
4.875% due 09/15/29 ~	4,175,000	4,252,238
5.000% due 07/15/28 ~	500,000	513,120
5.250% due 03/15/28 ~	150,000	156,469
5.250% due 07/15/30 ~	1,000,000	1,044,375
JPMorgan Chase & Co
2.522% due 04/22/31	1,950,000	2,080,875
4.005% due 04/23/29	2,000,000	2,317,760
4.125% due 12/15/26	2,725,000	3,176,245

	Principal Amount	Value
KeyCorp 2.550% due 10/01/29	$2,925,000	$3,112,406
Morgan Stanley 5.000% due 11/24/25	3,150,000	3,699,106
Nationwide Mutual Insurance Co 4.350% due 04/30/50 ~	2,400,000	2,572,070
OneMain Finance Corp
5.375% due 11/15/29	2,775,000	2,892,938
7.125% due 03/15/26	3,225,000	3,607,017
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	242,000	241,007
The Charles Schwab Corp 5.375% due 06/01/25	1,950,000	2,117,798
The Howard Hughes Corp
5.375% due 03/15/25 ~	3,625,000	3,692,425
5.375% due 08/01/28 ~	850,000	849,320
Truist Financial Corp 5.100% due 03/01/30	1,950,000	2,112,728
Ventas Realty LP REIT 3.500% due 02/01/25	2,100,000	2,276,142
VICI Properties LP REIT
3.750% due 02/15/27 ~	1,050,000	1,034,250
4.625% due 12/01/29 ~	3,000,000	3,069,375
Wells Fargo & Co 3.068% due 04/30/41	2,950,000	3,074,349
Weyerhaeuser Co REIT 4.000% due 04/15/30	2,425,000	2,855,047

		103,461,648

Industrial - 12.2%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,182,726
3.550% due 10/01/27	650,000	707,654
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,249,188
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	5,300,000	5,279,065
Ardagh Packaging Finance PLC (Ireland)
5.250% due 08/15/27 ~	600,000	612,000
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	6,050,000	6,124,718
Carrier Global Corp 2.493% due 02/15/27 ~	2,950,000	3,089,197
Covanta Holding Corp 5.000% due 09/01/30	300,000	303,165
FedEx Corp 4.550% due 04/01/46	2,950,000	3,555,852
Flowserve Corp 3.500% due 10/01/30	3,550,000	3,522,111
GFL Environmental Inc (Canada) 3.750% due 08/01/25 ~	750,000	749,531
Granite US Holdings Corp 11.000% due 10/01/27 ~	1,975,000	2,034,250
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	2,050,000	2,128,156
Johnson Controls International PLC 1.750% due 09/15/30	650,000	656,340
Masco Corp 7.750% due 08/01/29	4,110,000	5,800,049
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,375,000	1,381,875
7.250% due 04/15/25 ~	5,200,000	4,901,000
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,911,971
Sensata Technologies Inc 3.750% due 02/15/31 ~	350,000	348,688
Standard Industries Inc
3.375% due 01/15/31 ~	275,000	271,939
4.750% due 01/15/28 ~	4,443,000	4,620,720
5.000% due 02/15/27 ~	1,500,000	1,564,358

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-22

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Textron Inc 3.000% due 06/01/30	$3,700,000	$3,902,417
The Boeing Co
5.040% due 05/01/27	4,700,000	5,169,702
5.930% due 05/01/60	4,925,000	6,113,543
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,386,513
TransDigm Inc 5.500% due 11/15/27	675,000	649,991
TransDigm UK Holdings PLC 6.875% due 05/15/26	3,500,000	3,528,088
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	1,400,000	1,482,250
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,400,000	1,457,596
Welbilt Inc 9.500% due 02/15/24	1,975,000	2,028,078
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,925,991

		90,638,722

Technology - 2.7%

Broadcom Inc
4.150% due 11/15/30	2,950,000	3,318,720
4.250% due 04/15/26	2,700,000	3,044,557
BY Crown Parent LLC 4.250% due 01/31/26 ~	1,975,000	2,013,266
Dell International LLC
4.900% due 10/01/26 ~	1,700,000	1,923,717
6.200% due 07/15/30 ~	2,950,000	3,542,488
Entegris Inc 4.375% due 04/15/28 ~	2,700,000	2,782,688
Logan Merger Sub Inc 5.500% due 09/01/27 ~	2,600,000	2,643,875
ON Semiconductor Corp 3.875% due 09/01/28 ~	350,000	355,583

		19,624,894

Utilities - 2.1%

Ameren Corp 3.500% due 01/15/31	2,950,000	3,378,873
Calpine Corp 5.000% due 02/01/31 ~	75,000	76,588
Pacific Gas and Electric Co 3.500% due 08/01/50	4,925,000	4,464,375
PG&E Corp
5.000% due 07/01/28	500,000	485,663
5.250% due 07/01/30	500,000	484,375
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,573,753
Vistra Operations Co LLC
4.300% due 07/15/29 ~	3,000,000	3,271,229
5.625% due 02/15/27 ~	850,000	898,161

		15,633,017

Total Corporate Bonds & Notes (Cost $491,351,294)		508,579,060

SENIOR LOAN NOTES - 18.0%

Communications - 2.4%

Clear Channel Outdoor Holdings Inc Term B 3.761% (USD LIBOR + 3.500%) due 08/21/26 §	5,696,222	5,212,043
CommScope Inc Term B-2 3.397% (USD LIBOR + 3.250%) due 04/04/26 §	3,465,000	3,384,872
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	3,740,625	3,742,293

	Principal Amount	Value
Uber Technologies Inc Term B 5.000% (USD LIBOR + 4.000%) due 04/04/25 §	$3,453,403	$3,435,417
Zayo Group Holdings Inc Term B 3.147% (USD LIBOR + 3.000%) due 03/09/27 §	2,238,750	2,177,829

		17,952,454

Consumer, Cyclical - 4.3%

Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	3,436,728	3,416,750
Caesars Resort Collection LLC Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	6,335,985	5,954,945
ClubCorp Holdings Inc Term B 2.970% (USD LIBOR + 2.750%) due 09/18/24 §	4,385,536	3,780,240
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	5,724,690	5,409,832
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	3,263,514	3,100,338
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	4,918,488	4,793,681
Tacala Investment Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/05/27 §	3,909,847	3,805,585
(2nd Lien) 7.647% (USD LIBOR + 7.500%) due 02/05/28 §	1,500,000	1,429,500

		31,690,871

Consumer, Non-Cyclical - 2.4%

Garda World Security Corp Term B (Canada) 4.900% (USD LIBOR + 4.750%) due 10/30/26 §	2,404,729	2,394,208
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	861,364	859,504
Legacy LifePoint Health LLC Term B 3.897% (USD LIBOR + 3.750%) due 11/16/25 §	5,151,861	5,015,553
North American Lifting Holdings Inc (2nd Lien) 10.000% (USD LIBOR + 9.000%) due 11/27/21 § Y	2,000,000	145,000
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.406% (USD LIBOR + 3.250%) due 06/30/25 §	3,922,280	3,767,024
PetVet Care Centers LLC 2.897% (USD LIBOR + 2.750%) due 02/14/25 §	2,977,103	2,915,700
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.470% (USD LIBOR + 4.250%) due 10/02/26 §	2,729,375	2,719,383

		17,816,372

Energy - 0.4%

Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	3,467,153	3,208,850

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-23

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value

Financial - 2.0%

AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	$5,458,750	$5,309,999
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	4,726,250	4,538,675
USI Inc Term B 3.220% (USD LIBOR + 3.000%) due 05/16/24 §	5,368,491	5,204,081

		15,052,755

Industrial - 4.9%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	3,879,699	3,633,175
Dynasty Acquisition Co Inc 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	3,784,210	3,360,514
Engineered Machinery Holdings Inc 4.000% (USD LIBOR + 3.000%) due 07/19/24 §	3,845,344	3,758,824
Flex Acquisition Co Inc 4.000% (USD LIBOR + 3.000%) due 12/29/23 §	3,627,085	3,549,103
Term B 3.546% (USD LIBOR + 3.250%) due 06/29/25 §	978,518	952,221
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	4,048,404	4,036,441
Mauser Packaging Solutions Holding Co Term B 3.523% (USD LIBOR + 3.250%) due 04/03/24 §	3,148,012	2,979,789
Reynolds Group Holdings Inc Term B 2.897% - 5.000% (USD LIBOR + 2.750%) due 02/05/23 §	2,455,363	2,435,413
Standard Aero Ltd 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	2,034,521	1,806,728
Titan Acquisition Ltd Term B (Canada) 3.361% (USD LIBOR + 3.000%) due 03/28/25 §	3,920,193	3,714,383
TransDigm Inc
Term E 2.397% (USD LIBOR + 2.250%) due 05/30/25 §	2,481,250	2,351,674
Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	957,880	908,788
Term G
2.397% (USD LIBOR + 2.250%) due 08/22/24 §	2,789,735	2,645,517

		36,132,570

Technology - 1.0%

Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	4,345,739	4,235,740
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	3,000,000	2,995,548

		7,231,288

Utilities - 0.6%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	4,250,000	4,182,710

Total Senior Loan Notes (Cost $139,400,815)		133,267,870

	Principal Amount	Value
ASSET-BACKED SECURITIES - 3.5%

Apidos CLO (Cayman) 1.872% (USD LIBOR + 1.600%) due 10/18/31 § ~	$2,400,000	$2,361,839
Buttermilk Park CLO Ltd (Cayman) 1.375% (USD LIBOR + 1.100%) due 10/15/31 § ~	700,000	692,250
Dryden CLO Ltd (Cayman)
2.175% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	239,739
1.672% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,533,141
1.773% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,500,000	1,477,014
2.073% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,445,262
1.923% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,500,000	1,484,890
2.323% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,500,000	1,474,381
Dryden Senior Loan Fund (Cayman) 2.022% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,200,000	1,194,441
Madison Park Funding Ltd (Cayman)
1.875% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,980,429
2.125% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	967,501
2.022% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,650,000	2,624,789
Palmer Square Loan Funding CLO Ltd (Cayman)
1.603% (USD LIBOR + 1.350%) due 02/20/28 § ~	2,000,000	1,961,902
2.153% (USD LIBOR + 1.900%) due 02/20/28 § ~	1,000,000	969,269
Palmer Square Loan Funding Ltd (Cayman) 3.514% (USD LIBOR + 3.250%) due 10/24/27 § ~	2,250,000	2,232,837
Regatta Funding Ltd (Cayman) 6.225% (USD LIBOR + 5.950%) due 07/15/31 § ~	2,500,000	2,126,037

Total Asset-Backed Securities (Cost $26,500,000)		25,765,721

	Shares
SHORT-TERM INVESTMENT - 4.7%

Money Market Fund - 4.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	34,752,010	34,752,010

Total Short-Term Investment (Cost $34,752,010)		34,752,010

TOTAL INVESTMENTS - 99.6% (Cost $728,478,891)		737,313,248

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,201,449

NET ASSETS - 100.0%		$740,514,697

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-24

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	68.7%
Senior Loan Notes	18.0%
Short-Term Investment	4.7%
Asset-Backed Securities	3.5%
Others (each less than 3.0%)	4.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$230,224	$224,662	($5,562)

(c)	An Investment with a value of $145,000 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2020.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,734,309	$19,734,309	$—	$—
	Exchange-Traded Funds	15,214,278	15,214,278	—	—
	Corporate Bonds & Notes	508,579,060	—	508,579,060	—
	Senior Loan Notes	133,267,870	—	133,267,870	—
	Asset-Backed Securities	25,765,721	—	25,765,721	—
	Short-Term Investment	34,752,010	34,752,010	—	—
	Unfunded Loan Commitment	224,662	—	224,662	—

	Total	$737,537,910	$69,700,597	$667,837,313	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the Period ended September 30, 2020:

Senior Loan Notes and Unfunded Loan Commitment
Value, Beginning of Period	$27,304,580
Purchases	36,913
Sales (Includes Paydowns)	(10,409,503)
Accrued Discounts (Premiums)	64,816
Net Realized Gains (Losses)	(943,695)
Change in Net Unrealized Appreciation (Depreciation)	3,476,338
Transfers In	—
Transfers Out	(19,529,449)

Value, End of Period	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$19,529,449	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-25

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.1%

Invesco Senior Loan	799,733	$17,386,195
iShares iBoxx High Yield Corporate Bond	169,425	14,214,758
SPDR Blackstone	339,000	15,160,080

Total Exchange-Traded Funds (Cost $44,983,600)		46,761,033

	Principal Amount
CORPORATE BONDS & NOTES - 3.1%

Communications - 0.9%

CommScope Inc 5.500% due 03/01/24 ~	$8,770,000	9,023,760
6.000% due 03/01/26 ~	4,168,000	4,350,204

		13,373,964

Consumer, Cyclical - 1.0%

Beacon Roofing Supply Inc 4.500% due 11/15/26 ~	4,641,000	4,784,593
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	8,159,000	8,368,074
8.500% due 10/30/25 ~	2,000,000	2,108,750

		15,261,417

Consumer, Non-Cyclical - 0.1%

Avantor Inc 6.000% due 10/01/24 ~	1,250,000	1,307,812

Financial - 0.1%

NFP Corp 7.000% due 05/15/25 ~	1,000,000	1,064,375

Industrial - 1.0%

Ardagh Packaging Finance PLC 5.250% due 04/30/25 ~	7,295,000	7,633,087
TransDigm Inc 6.250% due 03/15/26 ~	7,550,000	7,926,028

		15,559,115

Total Corporate Bonds & Notes (Cost $46,043,703)		46,566,683

SENIOR LOAN NOTES - 94.2%

Basic Materials - 2.4%

Aruba Investments Inc Term B 5.250% (USD LIBOR + 4.250%) due 07/07/25 §	1,980,000	1,975,050
ASP Unifrax Holdings Inc Term B 3.970% (USD LIBOR + 3.750%) due 12/14/25 § ¥	11,900,642	10,442,813
Diamond BC BV 3.261% (USD LIBOR + 3.000%) due 09/06/24 § ¥	14,218,788	13,343,451
Solenis International LLC 4.256% (USD LIBOR + 4.000%) due 06/26/25 § ¥	7,239,158	7,070,247
Zep Inc Term B due 08/11/24 ¥	2,992,288	2,822,102

		35,653,663

	Principal Amount	Value
Communications - 7.8%

Clear Channel Outdoor Holdings Inc Term B 3.761% (USD LIBOR + 3.500%) due 08/21/26 §	$23,144,972	$21,177,649
CommScope Inc Term B-2 3.397% (USD LIBOR + 3.250%) due 04/04/26 §	7,416,687	7,245,176
CSC Holdings LLC Term B-5 2.652% (USD LIBOR + 2.500%) due 04/15/27 § ¥	15,952,929	15,510,235
LogMeIn Inc Term B 4.906% (USD LIBOR + 4.750%) due 08/31/27 §	2,000,000	1,936,666
MTN Infrastructure TopCo Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/17/24 § ¥	3,989,770	3,933,247
5.000% (USD LIBOR + 4.000%) due 11/17/24 § ¥	5,236,875	5,230,329
Pug LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	10,542,514	9,356,481
Radiate Holdco LLC Term B due 09/25/26 ¥	8,118,818	7,992,595
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	16,458,750	16,466,090
Uber Technologies Inc Term B 3.647% (USD LIBOR + 3.500%) due 07/13/23 §	4,123,292	4,071,751
5.000% (USD LIBOR + 4.000%) due 04/04/25 § ¥	17,721,955	17,629,659
Zayo Group Holdings Inc Term B 3.147% (USD LIBOR + 3.000%) due 03/09/27 §	5,811,997	5,653,841

		116,203,719

Consumer, Cyclical - 12.2%

Alterra Mountain Co Term B 2.897% (USD LIBOR + 2.750%) due 07/31/24 §	992,334	962,564
5.500% (USD LIBOR + 4.500%) due 08/01/26 § ¥	10,711,212	10,630,878
Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 § ¥	12,820,854	12,746,327
Bombardier Recreational Products Inc Term B-2 (Canada) 6.000% (USD LIBOR + 5.000%) due 05/24/27 §	10,186,000	10,351,523
Caesars Resort Collection LLC Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	5,867,549	5,514,680
Carnival Corp Term B 8.500% (USD LIBOR + 7.500%) due 06/30/25 §	8,977,500	9,104,684
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	8,005,629	7,706,419
ClubCorp Holdings Inc Term B 2.970% (USD LIBOR + 2.750%) due 09/18/24 §	11,187,806	9,643,654
Core & Main LP Term B 3.750% (USD LIBOR + 3.000%) due 08/01/24 § ¥	18,646,668	18,320,351
Curium Bidco SARL Term B (Luxembourg) 3.970% (USD LIBOR + 4.000%) due 07/11/26 §	4,175,956	4,134,197
CWGS Group LLC Term B 3.500% (USD LIBOR + 2.750%) due 11/08/23 § ¥	9,129,812	8,912,979

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-26

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
K-MAC Holdings Corp 3.147% (USD LIBOR + 3.000%) due 03/16/25 § ¥	$3,201,678	$3,100,025
(2nd Lien) 6.897% (USD LIBOR + 6.750%) due 03/16/26 §	5,456,167	5,210,639
Motion Finco LLC Term B (United Kingdom) due 11/04/26 ¥	1,246,875	1,086,859
PetSmart Inc Term B-2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	15,119,592	15,103,399
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	11,339,450	10,715,780
SMG US Midco 2 Inc 2.647%—2.761% (USD LIBOR + 2.500%) due 01/23/25 §	2,213,380	1,939,474
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	24,420,030	23,800,371
4.397% (USD LIBOR + 4.250%) due 05/24/25 §	9,321,540	9,228,325
Tacala Investment Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/05/27 §	3,536,613	3,442,303
Whatabrands LLC Term B 2.906% (USD LIBOR + 2.750%) due 08/03/26 §	10,524,532	10,309,653

		181,965,084

Consumer, Non-Cyclical - 22.7%

Aldevron LLC Term B 5.250% (USD LIBOR + 4.250%) due 10/11/26 § ¥	4,987,469	4,997,858
AlixPartners LLP Term B 2.647% (USD LIBOR + 2.500%) due 04/04/24 §	14,115,315	13,797,720
Allied Universal Holdco LLC 4.397% (USD LIBOR + 4.250%) due 07/12/26 §	17,865,691	17,705,186
Arterra Wines Canada Inc Term B-1 (Canada) 3.750% (USD LIBOR + 2.750%) due 12/15/23 §	5,039,531	4,989,136
Bausch Health Americas Inc Term B 2.901% (USD LIBOR + 2.750%) due 11/27/25 § ¥	5,848,697	5,728,068
3.151% (USD LIBOR + 3.000%) due 06/01/25 §	15,785,155	15,502,333
CHG PPC Parent LLC Term B 2.897% (USD LIBOR + 2.750%) due 03/30/25 §	6,868,751	6,628,345
Da Vinci Purchaser Corp Term B 5.238% (USD LIBOR + 4.000%) due 01/08/27 § ¥	10,276,237	10,182,035
Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	13,658,941	13,090,634
Garda World Security Corp Term B (Canada) 4.900% (USD LIBOR + 4.750%) due 10/30/26 §	5,824,757	5,799,273
Global Medical Response Inc Term B due 09/24/25 ¥	4,250,000	4,163,228
Guidehouse LLP 4.647% (USD LIBOR + 4.500%) due 05/01/25 §	3,701,975	3,683,465
H-Food Holdings LLC 3.834% (USD LIBOR + 3.688%) due 05/31/25 §	986,105	962,992
Term B-2 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	5,910,772	5,803,639

	Principal Amount	Value
Term B-3 6.000% (USD LIBOR + 5.000%) due 05/31/25 §	$872,813	$869,176
Heartland Dental LLC 3.647% (USD LIBOR + 3.750%) due 04/30/25 § ¥	12,109,010	11,204,612
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	26,685,624	26,628,009
Legacy LifePoint Health LLC Term B 3.897% (USD LIBOR + 3.750%) due 11/16/25 §	14,506,205	14,122,400
Milano Acquisition Corp due 10/01/27 ¥	12,750,000	12,646,406
Mister Car Wash Holdings Inc 4.375% (USD LIBOR + 3.250%) due 05/14/26 §	10,847,773	10,305,385
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.406% (USD LIBOR + 3.250%) due 06/30/25 § ¥	11,857,394	11,388,043
PAREXEL International Corp Term B 2.897% (USD LIBOR + 2.750%) due 09/27/24 §	11,908,891	11,444,444
Pathway Vet Alliance LLC 4.147% (USD LIBOR + 4.000%) due 03/31/27 § ¥	17,728,617	17,493,163
PetVet Care Centers LLC (2nd Lien) 6.397% (USD LIBOR + 6.250%) due 02/15/26 § ¥	8,061,353	7,866,534
Term B 3.397% (USD LIBOR + 3.250%) due 02/14/25 § ¥	7,191,665	7,043,337
5.250% (USD LIBOR + 4.250%) due 02/14/25 § ¥	8,667,113	8,667,113
Refinitiv US Holdings Inc Term B 3.397% (USD LIBOR + 3.250%) due 10/01/25 §	16,916,449	16,773,708
Shearer’s Foods LLC Term B due 09/23/27 ¥	5,627,085	5,610,203
Spin Holdco Inc Term B 4.250% (USD LIBOR + 3.250%) due 11/14/22 §	17,444,506	17,144,670
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.470% (USD LIBOR + 4.250%) due 10/02/26 § ¥	19,148,598	19,078,495
VetCor Professional Practices LLC 3.147% (USD LIBOR + 3.000%) due 07/02/25 §	16,142,373	15,658,102
Wand NewCo 3 Inc Term B-1 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	11,880,301	11,499,146

		338,476,858

Diversified - 0.3%

First Eagle Holdings Inc Term B 2.720% (USD LIBOR + 2.500%) due 02/02/27 §	4,962,500	4,858,287

Financial - 12.6%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	17,910,000	17,347,106
Alera Group Intermediate Holdings Inc Term B due 08/01/25 ¥	1,496,183	1,474,364
Alliant Holdings Intermediate LLC Term B 2.897% (USD LIBOR + 2.750%) due 05/10/25 §	21,018,749	20,452,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-27

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	$19,988,239	$19,443,559
5.500% (USD LIBOR + 4.500%) due 02/13/27 §	3,233,750	3,233,750
BroadStreet Partners Inc Term B 3.397% (USD LIBOR + 3.250%) due 01/27/27 §	8,273,161	8,084,433
4.750% (USD LIBOR + 3.750%) due 01/27/27 § ¥	12,468,750	12,359,649
Cushman & Wakefield US Borrower LLC Term B 2.897% (USD LIBOR + 2.750%) due 08/21/25 §	9,458,648	9,147,298
Deerfield Dakota Holding LLC (2nd Lien) 9.000% (USD LIBOR + 8.000%) due 04/14/28 § ¥	10,918,233	11,136,598
Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 § ¥	15,244,793	15,189,210
HUB International Ltd Term B 3.264% (USD LIBOR + 2.750%) due 04/25/25 §	12,148,641	11,759,885
5.000% (USD LIBOR + 4.000%) due 04/25/25 §	10,396,525	10,385,390
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	16,823,684	16,155,986
Ryan Specialty Group LLC Term B 4.000% (USD LIBOR + 3.250%) due 09/01/27 §	9,750,000	9,701,250
USI Inc Term B 3.220% (USD LIBOR + 3.000%) due 05/16/24 §	21,201,926	20,552,617
4.220% (USD LIBOR + 4.000%) due 12/02/26 §	1,029,080	1,025,092

		187,448,754

Industrial - 17.2%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	4,813,713	4,807,696
Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	11,000,836	10,301,821
Charter NEX US Inc due 05/16/24 ¥	8,296,387	8,120,578
Cornerstone Building Brands Inc Term B 3.901% (USD LIBOR + 3.750%) due 04/12/25 §	6,735,049	6,650,861
DiversiTech Holdings Inc Term B 4.000% (USD LIBOR + 3.000%) due 06/01/24 §	5,508,974	5,435,523
Dynasty Acquisition Co Inc 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	13,882,717	12,328,353
Engineered Machinery Holdings Inc 4.000% (USD LIBOR + 3.000%) due 07/19/24 § ¥	11,189,107	10,937,352
5.250% (USD LIBOR + 4.250%) due 07/19/24 §	4,847,892	4,787,294
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 §	17,497,781	17,206,146
Gates Global LLC Term B-2 3.750% (USD LIBOR + 2.750%) due 03/31/24 § ¥	17,191,897	16,973,423
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	14,860,360	14,816,447

	Principal Amount	Value
Graham Packaging Co Inc 4.500% (USD LIBOR + 3.750%) due 08/04/27 §	$19,125,000	$19,057,756
Granite US Holdings Corp Term B 5.470% (USD LIBOR + 5.250%) due 09/30/26 §	9,701,005	9,215,955
Kloeckner Pentaplast of America Inc Term B (Luxembourg) due 06/30/22 ¥	3,989,717	3,868,781
LTI Holdings Inc 4.897% (USD LIBOR + 4.750%) due 07/24/26 §	671,716	627,215
Term B 3.647% (USD LIBOR + 3.500%) due 09/06/25 §	10,520,775	9,784,321
Mauser Packaging Solutions Holding Co Term B 3.523% (USD LIBOR + 3.250%) due 04/03/24 § ¥	14,620,092	13,838,824
Pregis TopCo LLC Term B due 08/01/26 ¥	7,215,575	7,134,399
Pro Mach Group Inc Term B 2.895% (USD LIBOR + 2.750%) due 03/07/25 §	9,172,941	8,825,131
4.500% (USD LIBOR + 3.500%) due 03/07/25 §	3,939,741	3,923,907
Reynolds Group Holdings Inc Term B 2.897%—5.000% (USD LIBOR + 2.750%) due 02/05/23 §	17,237,982	17,097,924
Standard Aero Ltd 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	7,463,827	6,628,147
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 § ¥	17,572,936	17,236,116
TransDigm Inc Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	3,694,284	3,504,952
Term G 2.397% (USD LIBOR + 2.250%) due 08/22/24 §	11,758,308	11,150,451
USIC Holdings Inc due 12/09/23 ¥	4,488,731	4,435,427
WP CPP Holdings LLC Term B 4.500% (USD LIBOR + 3.500%) due 04/30/25 §	8,660,406	7,642,809

		256,337,609

Technology - 18.3%

Applied Systems Inc (2nd Lien) 8.000% (USD LIBOR + 7.000%) due 09/19/25 §	16,389,070	16,655,393
Term B 4.250% (USD LIBOR + 3.250%) due 09/19/24 § ¥	23,854,685	23,770,812
athenahealth Inc Term B 4.750% (USD LIBOR + 4.500%) due 02/11/26 §	16,265,706	16,082,717
BY Crown Parent LLC Term B 4.000% (USD LIBOR + 3.000%) due 01/30/26 §	5,874,151	5,822,753
CCC Information Services Inc Term B due 04/27/24 ¥	6,653,102	6,617,062
ECI Macola/Max Holding LLC due 09/17/27 ¥	5,000,000	4,967,200
Epicor Software Corp (2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 §	4,125,000	4,248,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-28

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Term B 5.250% (USD LIBOR + 4.250%) due 07/31/27 §	$24,533,432	$24,475,165
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 § ¥	16,110,135	15,139,499
Hyland Software Inc due 07/01/24 ¥	4,425,000	4,408,406
Navicure Inc Term B 4.750% (USD LIBOR + 4.000%) due 10/23/26 §	3,250,000	3,185,000
Netsmart Technologies Inc Term B due 09/29/27 ¥	4,000,000	3,990,000
Rackspace Technology Global Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/03/23 § ¥	14,960,396	14,727,672
Sophia LP due 10/06/27 ¥	19,500,000	19,405,542
(2nd Lien) due 12/31/49 ¥	11,300,000	11,245,263
Term B 4.250% (USD LIBOR + 3.250%) due 09/30/22 §	20,278,600	20,236,360
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	19,930,472	19,425,992
The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	25,884,913	25,677,833
The Ultimate Software Group Inc 3.897% (USD LIBOR + 3.750%) due 05/03/26 §	13,398,353	13,311,479
4.750% (USD LIBOR + 4.000%) due 05/03/26 § ¥	10,250,000	10,234,789
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 § ¥	9,250,000	9,469,687

		273,097,374

Utilities - 0.7%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	9,975,000	9,817,066

Total Senior Loan Notes (Cost $1,413,144,764)		1,403,858,414

	Shares	Value
SHORT-TERM INVESTMENT - 7.5%

Money Market Fund – 7.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	111,572,533	$111,572,533

Total Short-Term Investment (Cost $111,572,533)		111,572,533

TOTAL INVESTMENTS - 107.9% (Cost $1,615,744,600)		1,608,758,663

OTHER ASSETS & LIABILITIES, NET - (7.9%)		(117,963,289)

NET ASSETS - 100.0%		$1,490,795,374

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	22.8%
Technology	18.3%
Industrial	18.2%
Consumer, Cyclical	13.2%
Financial	12.7%
Communications	8.7%
Short-Term Investment	7.5%
Exchange-Traded Funds	3.1%
Others (each less than 3.0%)	3.4%

	107.9%
Other Assets & Liabilities, Net	(7.9%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC	$1,418,849	$1,430,994	$12,145
Pro Mach Group Inc	1,300,385	1,339,397	39,012

	$2,719,234	$2,770,391	$51,157

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$46,761,033	$46,761,033	$—	$—
	Corporate Bonds & Notes	46,566,683	—	46,566,683	—
	Senior Loan Notes	1,403,858,414	—	1,403,858,414	—
	Short-Term Investment	111,572,533	111,572,533	—	—
	Unfunded Loan Commitments	2,770,391	—	2,770,391	—

	Total	$1,611,529,054	$158,333,566	$1,453,195,488	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-29

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the Period ended September 30, 2020:

Senior Loan Notes
Value, Beginning of Period	$136,049,366
Purchases	34,451,296
Sales (Includes Paydowns)	(59,698,930)
Accrued Discounts (Premiums)	113,249
Net Realized Gains (Losses)	(12,173,290)
Change in Net Unrealized Appreciation (Depreciation)	26,028,781
Transfers In	—
Transfers Out	(124,770,472)

Value, End of Period	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$124,770,472	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-30

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.3%

Basic Materials - 0.1%

Constellium SE *	19,340	$151,819
Hexion Holdings Corp ‘B’ *	11,203	114,831

		266,650

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	9,998	131,974
Cedar Fair LP	3,561	99,957
Las Vegas Sands Corp	1,881	87,767

		319,698

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	1,485	185,150

Energy - 0.1%

Chevron Corp	804	57,888
Exxon Mobil Corp	1,235	42,398

		100,286

Financial - 0.3%

Citigroup Inc	4,210	181,493
Outfront Media Inc REIT	4,360	63,438
The Goldman Sachs Group Inc	1,166	234,331

		479,262

Industrial - 0.5%

Crown Holdings Inc *	2,964	227,813
Evoqua Water Technologies Corp *	14,233	302,024
GFL Environmental Inc (Canada)	9,890	210,261
Xylem Inc	2,037	171,353

		911,451

Total Common Stocks (Cost $2,290,964)		2,262,497

EXCHANGE-TRADED FUNDS - 0.9%

iShares iBoxx High Yield Corporate Bond	7,851	658,699
SPDR Bloomberg Barclays High Yield Bond	8,633	900,163

Total Exchange-Traded Funds (Cost $1,502,727)		1,558,862

	Principal Amount
CORPORATE BONDS & NOTES - 72.7%

Basic Materials - 2.7%

Alcoa Nederland Holding BV 5.500% due 12/15/27 ~	$750,000	782,587
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	550,000	559,419
Constellium SE 6.625% due 03/01/25 ~	515,000	527,875
Hecla Mining Co 7.250% due 02/15/28	475,000	515,494
Hexion Inc 7.875% due 07/15/27 ~	400,000	401,940
Hudbay Minerals Inc (Peru) 6.125% due 04/01/29 ~	125,000	124,219
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	502,816

	Principal Amount	Value
Novelis Corp 4.750% due 01/30/30 ~	$650,000	$635,690
5.875% due 09/30/26 ~	100,000	102,875
Perenti Finance Pty Ltd (Australia) due 10/07/25 # ~	400,000	403,048

		4,555,963

Communications - 11.6%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	725,000	768,340
Altice France SA (France) 7.375% due 05/01/26 ~	575,000	603,146
Avaya Inc 6.125% due 09/15/28 ~	200,000	205,000
CCO Holdings LLC 4.250% due 02/01/31 ~	400,000	415,180
4.750% due 03/01/30 ~	1,600,000	1,696,000
5.000% due 02/01/28 ~	100,000	105,225
CenturyLink Inc 4.000% due 02/15/27 ~	500,000	508,640
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	625,000	600,937
9.250% due 02/15/24	990,000	962,285
CommScope Inc 6.000% due 03/01/26 ~	400,000	417,486
8.250% due 03/01/27 ~	550,000	572,690
CommScope Technologies LLC 6.000% due 06/15/25 ~	92,000	93,371
CSC Holdings LLC 3.375% due 02/15/31 ~	200,000	193,900
4.625% due 12/01/30 ~	200,000	201,223
6.500% due 02/01/29 ~	1,750,000	1,954,531
Diamond Sports Group LLC 12.750% due 12/01/26 ~	770,000	616,000
Lamar Media Corp 3.750% due 02/15/28 ~	575,000	573,203
4.000% due 02/15/30 ~	25,000	25,047
Level 3 Financing Inc 3.625% due 01/15/29 ~	225,000	222,609
4.625% due 09/15/27 ~	850,000	874,901
5.250% due 03/15/26	1,150,000	1,192,780
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	675,000	709,098
Outfront Media Capital LLC 4.625% due 03/15/30 ~	50,000	48,063
5.000% due 08/15/27 ~	775,000	756,935
6.250% due 06/15/25 ~	175,000	180,578
Sprint Capital Corp 8.750% due 03/15/32	500,000	732,405
Sprint Corp 7.625% due 02/15/25	650,000	761,719
7.625% due 03/01/26	200,000	241,980
7.875% due 09/15/23	400,000	459,050
Uber Technologies Inc 6.250% due 01/15/28 ~	125,000	128,516
7.500% due 05/15/25 ~	125,000	133,437
8.000% due 11/01/26 ~	500,000	533,000
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	1,450,000	1,514,344
Zayo Group Holdings Inc 4.000% due 03/01/27 ~	750,000	739,147
6.125% due 03/01/28 ~	75,000	77,425

		19,818,191

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-31

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 15.3%

American Airlines Pass-Through Trust ‘B’ 3.850% due 08/15/29	$328,975	$218,767
5.250% due 07/15/25	108,273	75,167
Aramark Services Inc 6.375% due 05/01/25 ~	550,000	573,609
Ashton Woods USA LLC 6.625% due 01/15/28 ~	595,000	599,462
Beazer Homes USA Inc 5.875% due 10/15/27	1,225,000	1,233,422
Boyd Gaming Corp 6.375% due 04/01/26	250,000	260,645
8.625% due 06/01/25 ~	425,000	466,450
Caesars Entertainment Inc 6.250% due 07/01/25 ~	450,000	469,690
8.125% due 07/01/27 ~	475,000	504,120
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	275,000	266,424
Carvana Co due 10/01/25 # ~	250,000	247,187
due 10/01/28 # ~	125,000	123,750
Cedar Fair LP 5.250% due 07/15/29	750,000	713,302
5.375% due 04/15/27	500,000	498,750
Clarios Global LP 6.250% due 05/15/26 ~	500,000	525,212
8.500% due 05/15/27 ~	250,000	259,787
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	900,000	750,280
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	250,000	252,630
Core & Main LP 6.125% due 08/15/25 ~	700,000	710,360
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	725,000	669,643
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	450,000	474,469
Ford Motor Co 4.346% due 12/08/26	1,440,000	1,423,440
7.450% due 07/16/31	750,000	861,514
9.000% due 04/22/25	100,000	114,780
9.625% due 04/22/30	100,000	129,286
Ford Motor Credit Co LLC 4.125% due 08/17/27	200,000	194,875
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	625,000	530,403
Golden Nugget Inc 6.750% due 10/15/24 ~	1,375,000	1,149,844
8.750% due 10/01/25 ~	975,000	770,859
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	1,000,000	1,038,645
IRB Holding Corp 7.000% due 06/15/25 ~	675,000	720,917
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	900,000	881,527
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	500,000	522,673
Lennar Corp 4.750% due 05/30/25	600,000	656,392
4.750% due 11/29/27	100,000	114,300
Marriott Ownership Resorts Inc 4.750% due 01/15/28	525,000	499,306
Mattel Inc 3.150% due 03/15/23	125,000	121,706
6.750% due 12/31/25 ~	825,000	871,200

	Principal Amount	Value
Michaels Stores Inc 8.000% due 07/15/27 ~	$690,000	$722,216
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	100,000	102,049
4.375% due 01/15/28 ~	300,000	306,447
5.000% due 10/15/25 ~	725,000	744,615
PM General Purchaser LLC due 10/01/28 # ~	75,000	77,931
Scientific Games International Inc 7.000% due 05/15/28 ~	150,000	150,621
7.250% due 11/15/29 ~	150,000	152,504
8.250% due 03/15/26 ~	450,000	471,697
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	50,000	51,749
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	875,000	830,856
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	26,641
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	250,000	266,094
STL Holding Co LLC 7.500% due 02/15/26 ~	650,000	654,062
Tesla Inc 5.300% due 08/15/25 ~	650,000	673,562
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	156,567	132,422
Viking Cruises Ltd 6.250% due 05/15/25 ~	325,000	256,310

		26,114,569

Consumer, Non-Cyclical - 14.2%

Acadia Healthcare Co Inc due 04/15/29 # ~	75,000	75,844
AdaptHealth LLC 6.125% due 08/01/28 ~	200,000	207,540
Ahern Rentals Inc 7.375% due 05/15/23 ~	2,801,000	1,495,034
Albertsons Cos Inc 3.250% due 03/15/26 ~	100,000	99,482
4.625% due 01/15/27 ~	50,000	51,212
5.875% due 02/15/28 ~	1,200,000	1,283,028
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	1,500,000	1,632,390
Avantor Funding Inc 4.625% due 07/15/28 ~	450,000	467,437
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,375,206
Bausch Health Cos Inc 5.000% due 01/30/28 ~	125,000	121,563
6.125% due 04/15/25 ~	275,000	281,806
6.250% due 02/15/29 ~	125,000	128,750
9.000% due 12/15/25 ~	1,050,000	1,144,815
Charles River Laboratories International Inc 4.250% due 05/01/28 ~	600,000	630,708
5.500% due 04/01/26 ~	400,000	422,000
Community Health Systems Inc 6.625% due 02/15/25 ~	1,375,000	1,333,475
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	497,000	522,690
HCA Inc 5.375% due 09/01/26	150,000	166,031
5.625% due 09/01/28	100,000	114,573
5.875% due 02/01/29	1,525,000	1,779,225
Jaguar Holding Co II 5.000% due 06/15/28 ~	75,000	78,375
JBS Investments II GmbH 5.750% due 01/15/28 ~	200,000	208,750
7.000% due 01/15/26 ~	1,150,000	1,229,499

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-32

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
JBS USA LUX SA 5.500% due 01/15/30 ~	$150,000	$163,688
5.875% due 07/15/24 ~	200,000	204,145
6.500% due 04/15/29 ~	50,000	55,561
Kraft Heinz Foods Co 3.875% due 05/15/27 ~	175,000	186,779
3.950% due 07/15/25	251,000	272,838
4.375% due 06/01/46	750,000	772,251
5.000% due 07/15/35	900,000	1,037,629
5.200% due 07/15/45	400,000	437,743
Legacy LifePoint Health LLC 4.375% due 02/15/27 ~	100,000	100,375
6.750% due 04/15/25 ~	50,000	52,750
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	550,000	568,562
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	559,125
Select Medical Corp 6.250% due 08/15/26 ~	750,000	781,155
Tenet Healthcare Corp 4.625% due 06/15/28 ~	75,000	75,773
4.875% due 01/01/26 ~	180,000	182,923
6.125% due 10/01/28 ~	225,000	219,516
6.250% due 02/01/27 ~	600,000	620,163
6.750% due 06/15/23	975,000	1,024,725
7.500% due 04/01/25 ~	25,000	26,973
Tms International Holding Corp 7.250% due 08/15/25 ~	1,416,000	1,329,270
Verscend Escrow Corp 9.750% due 08/15/26 ~	650,000	708,363

		24,229,740

Energy - 8.4%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	500,000	412,450
Antero Resources Corp 5.625% due 06/01/23	475,000	344,969
Archrock Partners LP 6.250% due 04/01/28 ~	25,000	23,625
6.875% due 04/01/27 ~	475,000	457,287
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	525,000	402,937
Buckeye Partners LP 4.125% due 03/01/25 ~	25,000	23,922
4.500% due 03/01/28 ~	525,000	507,281
Callon Petroleum Co 6.375% due 07/01/26	400,000	99,424
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	575,000	641,072
Cheniere Energy Partners LP 5.625% due 10/01/26	675,000	703,147
Comstock Resources Inc 9.750% due 08/15/26	357,000	367,829
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	50,000	49,719
5.750% due 01/30/28 ~	775,000	780,328
6.625% due 07/15/25 ~	50,000	51,453
Energy Transfer Operating LP 6.250% due 02/15/23	800,000	523,396
EnLink Midstream Partners LP 4.150% due 06/01/25	100,000	86,353
Enterprise Products Operating LLC 5.375% due 02/15/78	600,000	535,047
EQM Midstream Partners LP 5.500% due 07/15/28	175,000	176,607
6.000% due 07/01/25 ~	75,000	77,438
6.500% due 07/01/27 ~	250,000	265,359
Global Partners LP 7.000% due 08/01/27	470,000	480,371

	Principal Amount	Value
MPLX LP 6.875% due 02/15/23	$650,000	$536,216
Newfield Exploration Co 5.625% due 07/01/24	500,000	486,715
Occidental Petroleum Corp 2.700% due 08/15/22	503,000	470,906
2.900% due 08/15/24	900,000	765,270
3.125% due 02/15/22	125,000	118,608
5.875% due 09/01/25	475,000	436,209
6.625% due 09/01/30	300,000	277,312
8.000% due 07/15/25	100,000	100,811
8.500% due 07/15/27	150,000	151,438
Parsley Energy LLC 5.250% due 08/15/25 ~	225,000	223,312
5.375% due 01/15/25 ~	225,000	225,000
5.625% due 10/15/27 ~	225,000	224,297
Range Resources Corp 5.000% due 03/15/23	374,000	356,001
9.250% due 02/01/26 ~	300,000	308,766
Targa Resources Partners LP 4.875% due 02/01/31 ~	200,000	194,060
5.125% due 02/01/25	500,000	500,307
5.375% due 02/01/27	50,000	50,397
5.875% due 04/15/26	825,000	848,574
6.500% due 07/15/27	50,000	52,250
USA Compression Partners LP 6.875% due 09/01/27	775,000	769,815
WPX Energy Inc 5.250% due 10/15/27	193,000	196,221

		14,302,499

Financial - 5.7%

Alliance Data Systems Corp 7.000% due 01/15/26 ~	525,000	523,412
Ally Financial Inc 5.750% due 11/20/25	900,000	1,011,888
GLP Capital LP REIT 5.750% due 06/01/28	875,000	1,001,521
Iron Mountain Inc REIT 4.500% due 02/15/31 ~	75,000	75,554
4.875% due 09/15/29 ~	725,000	738,412
5.000% due 07/15/28 ~	75,000	76,968
5.250% due 03/15/28 ~	100,000	104,313
OneMain Finance Corp 5.375% due 11/15/29	225,000	234,562
5.625% due 03/15/23	375,000	390,236
6.125% due 03/15/24	625,000	655,469
6.875% due 03/15/25	25,000	27,789
7.125% due 03/15/26	1,350,000	1,509,914
8.875% due 06/01/25	50,000	55,468
SBA Communications Corp REIT 3.875% due 02/15/27 ~	700,000	711,375
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,850,000	1,884,410
5.375% due 08/01/28 ~	225,000	224,820
VICI Properties LP REIT 3.750% due 02/15/27 ~	175,000	172,375
4.250% due 12/01/26 ~	200,000	201,245
4.625% due 12/01/29 ~	200,000	204,625

		9,804,356

Industrial - 10.8%

Apex Tool Group LLC 9.000% due 02/15/23 ~	450,000	417,375
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	200,000	199,210
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	325,000	315,250
7.500% due 03/15/25 ~	525,000	395,063

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-33

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Brand Industrial Services Inc 8.500% due 07/15/25 ~	$650,000	$615,875
BWX Technologies Inc 4.125% due 06/30/28 ~	650,000	666,656
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	575,000	582,101
Covanta Holding Corp 5.000% due 09/01/30	75,000	75,791
Gates Global LLC 6.250% due 01/15/26 ~	675,000	694,690
GFL Environmental Inc (Canada) 3.750% due 08/01/25 ~	225,000	224,859
5.125% due 12/15/26 ~	25,000	26,034
7.000% due 06/01/26 ~	620,000	654,766
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	824,000
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	175,000	181,672
Itron Inc 5.000% due 01/15/26 ~	1,425,000	1,465,078
Mauser Packaging Solutions Holding Co 5.500% due 04/15/24 ~	475,000	477,375
7.250% due 04/15/25 ~	1,375,000	1,295,937
Maxim Crane Works Holdings Capital LLC 10.125% due 08/01/24 ~	475,000	482,769
Mueller Water Products Inc 5.500% due 06/15/26 ~	801,000	829,884
Sensata Technologies BV 5.625% due 11/01/24 ~	1,175,000	1,278,547
Sensata Technologies Inc 3.750% due 02/15/31 ~	75,000	74,719
4.375% due 02/15/30 ~	450,000	473,639
Standard Industries Inc 3.375% due 01/15/31 ~	75,000	74,165
4.375% due 07/15/30 ~	175,000	179,690
4.750% due 01/15/28 ~	1,300,000	1,352,000
The Boeing Co 5.705% due 05/01/40	450,000	527,516
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	910,000	907,725
TransDigm Inc 5.500% due 11/15/27	375,000	361,106
6.250% due 03/15/26 ~	700,000	734,863
8.000% due 12/15/25 ~	225,000	244,913
TransDigm UK Holdings PLC 6.875% due 05/15/26	825,000	831,621
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	275,000	291,156
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	275,000	286,314
Welbilt Inc 9.500% due 02/15/24	450,000	462,094

		18,504,453

Technology - 1.7%

BY Crown Parent LLC 4.250% due 01/31/26 ~	550,000	560,657
Entegris Inc 4.375% due 04/15/28 ~	525,000	541,078
Logan Merger Sub Inc 5.500% due 09/01/27 ~	550,000	559,281
ON Semiconductor Corp 3.875% due 09/01/28 ~	75,000	76,196
Qorvo Inc 3.375% due 04/01/31 ~	100,000	101,900
Tempo Acquisition LLC 5.750% due 06/01/25 ~	125,000	131,406
6.750% due 06/01/25 ~	900,000	920,237

		2,890,755

	Principal Amount	Value
Utilities - 2.3%

Calpine Corp 5.000% due 02/01/31 ~	$25,000	$25,529
5.125% due 03/15/28 ~	550,000	570,028
NRG Energy Inc
5.250% due 06/15/29 ~	300,000	326,944
7.250% due 05/15/26	390,000	415,797
PG&E Corp
5.000% due 07/01/28	575,000	558,512
5.250% due 07/01/30	75,000	72,656
Pike Corp 5.500% due 09/01/28 ~	625,000	630,822
Talen Energy Supply LLC 6.500% due 06/01/25	650,000	427,310
7.250% due 05/15/27 ~	100,000	99,831
7.625% due 06/01/28 ~	100,000	100,188
Vistra Operations Co LLC 5.000% due 07/31/27 ~	375,000	394,219
5.500% due 09/01/26 ~	200,000	209,000
5.625% due 02/15/27 ~	100,000	105,666

		3,936,502

Total Corporate Bonds & Notes (Cost $122,156,560)		124,157,028

SENIOR LOAN NOTES - 4.2%

Consumer, Cyclical - 2.5%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 §	250,000	227,187
Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	1,279,977	1,272,536
PetSmart Inc Term B-2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	492,399	491,871
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	982,188	928,168
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	582,770	553,632
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	596,954	581,807
Tacala Investment Corp Term B (2nd Lien) 7.647% (USD LIBOR + 7.500%) due 02/05/28 §	250,000	238,250

		4,293,451

Consumer, Non-Cyclical - 0.0%

North American Lifting Holdings Inc (2nd Lien) 10.000% (USD LIBOR + 9.000%) due 11/27/21 § Y	350,000	25,375

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	494,949	458,076

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-34

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Industrial - 1.0%

Dynasty Acquisition Co Inc 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	$643,846	$571,758
Reynolds Group Holdings Inc Term B 2.897% - 5.000% (USD LIBOR + 2.750%) due 02/05/23 §	815,102	808,480
Standard Aero Ltd 3.720% (USD LIBOR + 3.500%) due 04/08/26 §	346,154	307,397

		1,687,635

Technology - 0.4%

The Dun & Bradstreet Corp Term B 3.895% (USD LIBOR + 3.750%) due 02/08/26 §	597,000	592,224

Total Senior Loan Notes (Cost $7,149,184)		7,056,761

ASSET-BACKED SECURITIES - 1.5%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 6.222% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	206,335
Benefit Street Partners CLO Ltd ‘E’ (Cayman) 6.973% (USD LIBOR + 6.700%) due 01/17/32 § ~	250,000	231,312
Dryden Senior Loan Fund ‘E’ (Cayman) 7.080% (USD LIBOR + 6.800%) due 05/15/32 § ~	425,000	407,622
Dryden Senior Loan Fund ‘F’ (Cayman) 7.475% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	180,420
Magnetite XXII Ltd ‘E’ (Cayman) 7.025% (USD LIBOR + 6.750%) due 04/15/31 § ~	500,000	483,303
Neuberger Berman Loan Advisers CLO Ltd ‘E’ (Cayman)
7.022% (USD LIBOR + 6.750%) due 01/20/31 § ~	300,000	290,183
7.022% (USD LIBOR + 6.750%) due 04/20/31 § ~	500,000	483,175
Voya CLO 2019-4 Ltd ‘E’ (Cayman) 7.755% (USD LIBOR + 7.480%) due 01/15/33 § ~	300,000	301,226

Total Asset-Backed Securities (Cost $2,737,985)		2,583,576

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	1,731,962	$1,731,962

Total Short-Term Investment (Cost $1,731,962)		1,731,962

TOTAL INVESTMENTS - 81.6% (Cost $137,569,382)		139,350,686

OTHER ASSETS & LIABILITIES, NET - 18.4%		31,526,661

NET ASSETS - 100.0%		$170,877,347

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	18.0%
Consumer, Non-Cyclical	14.3%
Industrial	12.3%
Communications	11.6%
Energy	8.8%
Financial	6.0%
Others (each less than 3.0%)	10.6%

81.6%
Other Assets & Liabilities, Net	18.4%

100.0%

(b)	An investment with a value of $25,375 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2020.

(c)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$41,111	$40,118	($993)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-35

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,262,497	$2,262,497	$—	$—
	Exchange-Traded Funds	1,558,862	1,558,862	—	—
	Corporate Bonds & Notes	124,157,028	—	124,157,028	—
	Senior Loan Notes	7,056,761	—	7,056,761	—
	Asset-Backed Securities	2,583,576	—	2,583,576	—
	Short-Term Investment	1,731,962	1,731,962	—	—
	Unfunded Loan Commitment	40,118	—	40,118	—

	Total	$139,390,804	$5,553,321	$133,837,483	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended September 30, 2020:

Senior Loan Notes and Unfunded Loan Commitment
Value, Beginning of Period	$2,825,470
Purchases	—
Sales (Includes Paydowns)	(732,388)
Accrued Discounts (Premiums)	15,864
Net Realized Gains (Losses)	(184,947)
Change in Net Unrealized Appreciation (Depreciation)	433,100
Transfers In	—
Transfers Out	(2,357,099)

Value, End of Period	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$2,357,099	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-36

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 2.7%

Air Products and Chemicals Inc	1,208	$359,815
Huntsman Corp	8,666	192,472

		552,287

Communications - 11.7%

Alphabet Inc ‘A’ *	313	458,733
AT&T Inc	4,385	125,016
Cisco Systems Inc	5,941	234,016
Comcast Corp ‘A’	10,787	499,007
Discovery Inc ‘A’ *	10,327	224,819
The Walt Disney Co	1,993	247,291
Verizon Communications Inc	10,563	628,393

		2,417,275

Consumer, Cyclical - 6.4%

Best Buy Co Inc	2,151	239,385
Darden Restaurants Inc	1,989	200,372
Lowe’s Cos Inc	1,709	283,455
PulteGroup Inc	4,946	228,950
Target Corp	2,387	375,761

		1,327,923

Consumer, Non-Cyclical - 23.7%

AbbVie Inc	3,034	265,748
AmerisourceBergen Corp	2,705	262,169
Bristol-Myers Squibb Co	4,818	290,477
Cigna Corp	1,170	198,210
Eli Lilly and Co	1,348	199,531
Hill-Rom Holdings Inc	2,222	185,559
Johnson & Johnson	3,628	540,137
Kimberly-Clark Corp	2,368	349,659
Medtronic PLC	4,755	494,140
Merck & Co Inc	3,492	289,661
Mondelez International Inc ‘A’	6,470	371,701
PepsiCo Inc	2,172	301,039
Quanta Services Inc	5,604	296,227
The Procter & Gamble Co	1,546	214,879
Thermo Fisher Scientific Inc	936	413,263
UnitedHealth Group Inc	656	204,521

		4,876,921

Energy - 4.1%

Chevron Corp	4,221	303,912
Concho Resources Inc	2,935	129,492
ConocoPhillips	4,407	144,726
EOG Resources Inc	4,028	144,766
Phillips 66	2,210	114,567

		837,463

Financial - 24.0%

American Express Co	1,497	150,074
Bank of America Corp	24,104	580,665
Berkshire Hathaway Inc ‘B’ *	1,154	245,733
BlackRock Inc	598	337,003
Boston Properties Inc REIT	2,078	166,863
Equity LifeStyle Properties Inc REIT	1,629	99,858
Highwoods Properties Inc REIT	2,380	79,897
Intercontinental Exchange Inc	3,014	301,551
JPMorgan Chase & Co	7,293	702,097
Prologis Inc REIT	3,504	352,572
Prudential Financial Inc	4,079	259,098
State Street Corp	5,083	301,574
The Allstate Corp	2,491	234,503
The Charles Schwab Corp	4,886	177,020
The Hartford Financial Services Group Inc	5,637	207,780
The Travelers Cos Inc	1,393	150,709

	Shares	Value
Truist Financial Corp	6,830	$259,881
Willis Towers Watson PLC	1,572	328,265

		4,935,143

Industrial - 12.4%

Caterpillar Inc	1,717	256,090
Honeywell International Inc	1,764	290,372
Kansas City Southern	1,532	277,032
Lockheed Martin Corp	553	211,954
Martin Marietta Materials Inc	1,283	301,967
Northrop Grumman Corp	646	203,806
Owens Corning	2,618	180,145
Parker-Hannifin Corp	1,588	321,316
Textron Inc	5,217	188,281
Trane Technologies PLC	1,623	196,789
Westrock Co	3,844	133,541

		2,561,293

Technology - 6.6%

Apple Inc	1,126	130,402
Broadcom Inc	573	208,755
Intel Corp	3,486	180,505
Micron Technology Inc *	4,493	210,991
Microsoft Corp	1,062	223,371
ON Semiconductor Corp *	9,054	196,381
Oracle Corp	3,360	200,592

		1,350,997

Utilities - 6.0%

American Electric Power Co Inc	3,079	251,647
DTE Energy Co	2,683	308,652
Duke Energy Corp	3,399	301,015
Xcel Energy Inc	5,288	364,925

		1,226,239

Total Common Stocks (Cost $17,212,707)		20,085,541

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	378,391	378,391

Total Short-Term Investment (Cost $378,391)		378,391

TOTAL INVESTMENTS - 99.4% (Cost $17,591,098)		20,463,932

OTHER ASSETS & LIABILITIES, NET - 0.6%		123,116

NET ASSETS - 100.0%		$20,587,048

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.0%
Consumer, Non-Cyclical	23.7%
Industrial	12.4%
Communications	11.7%
Technology	6.6%
Consumer, Cyclical	6.4%
Utilities	6.0%
Energy	4.1%
Others (each less than 3.0%)	4.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-37

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,085,541	$20,085,541	$—	$—
	Short-Term Investment	378,391	378,391	—	—

	Total	$20,463,932	$20,463,932	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-38

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 2.4%

Axalta Coating Systems Ltd *	138,280	$3,065,667
Kaiser Aluminum Corp	23,391	1,253,524
W R Grace & Co	52,482	2,114,500

		6,433,691

Communications - 2.4%

NIC Inc	71,494	1,408,432
Viavi Solutions Inc *	206,819	2,425,987
Vonage Holdings Corp *	254,585	2,604,404

		6,438,823

Consumer, Cyclical - 16.3%

American Eagle Outfitters Inc	233,657	3,460,460
Avient Corp	71,736	1,898,135
BJ’s Restaurants Inc	45,991	1,353,975
BJ’s Wholesale Club Holdings Inc *	79,691	3,311,161
Bloomin’ Brands Inc	132,462	2,022,695
Dana Inc	153,690	1,893,461
Darden Restaurants Inc	26,319	2,651,376
Deckers Outdoor Corp *	19,924	4,383,479
Dick’s Sporting Goods Inc	59,225	3,427,943
KB Home	55,641	2,136,058
Kohl’s Corp	109,838	2,035,298
Lithia Motors Inc ‘A’	16,275	3,709,724
RH *	10,029	3,837,296
SeaWorld Entertainment Inc *	87,520	1,725,894
SkyWest Inc	38,808	1,158,807
Sleep Number Corp *	32,116	1,570,794
The Michaels Cos Inc *	56,483	545,343
UniFirst Corp	10,701	2,026,448

		43,148,347

Consumer, Non-Cyclical - 27.3%

Amedisys Inc *	12,298	2,907,616
Amicus Therapeutics Inc *	176,157	2,487,337
AMN Healthcare Services Inc *	38,926	2,275,614
Arena Pharmaceuticals Inc *	25,363	1,896,899
BioTelemetry Inc *	41,325	1,883,593
Blueprint Medicines Corp *	22,551	2,090,478
Cardtronics PLC ‘A’ *	65,796	1,302,761
Charles River Laboratories International Inc *	16,368	3,706,534
Deluxe Corp	44,511	1,145,268
Esperion Therapeutics Inc *	40,187	1,493,751
Euronet Worldwide Inc *	18,268	1,664,215
Exact Sciences Corp *	32,646	3,328,260
FibroGen Inc *	60,335	2,480,975
FTI Consulting Inc *	23,263	2,465,180
Helen of Troy Ltd *	10,341	2,001,190
Heron Therapeutics Inc *	165,930	2,459,083
Horizon Therapeutics PLC *	84,286	6,547,336
Hostess Brands Inc *	144,983	1,787,640
Intercept Pharmaceuticals Inc *	25,969	1,076,675
Ionis Pharmaceuticals Inc *	37,379	1,773,634
Iovance Biotherapeutics Inc *	88,782	2,922,703
Jazz Pharmaceuticals PLC *	22,343	3,185,888
Lamb Weston Holdings Inc	34,374	2,277,965
Merit Medical Systems Inc *	55,542	2,416,077
Neurocrine Biosciences Inc *	22,791	2,191,583
Option Care Health Inc *	73,854	987,428
Performance Food Group Co *	78,601	2,721,167
Progyny Inc *	30,112	886,196
Quanta Services Inc	66,604	3,520,687
Syneos Health Inc *	47,459	2,522,920
Teleflex Inc	5,969	2,031,967

		72,438,620

	Shares	Value
Energy - 1.8%

Diamondback Energy Inc	63,314	$1,907,018
HollyFrontier Corp	55,447	1,092,860
Parsley Energy Inc ‘A’	176,718	1,654,081

		4,653,959

Financial - 17.5%

Air Lease Corp	94,755	2,787,692
Blucora Inc *	93,572	881,448
Everest Re Group Ltd	13,993	2,764,177
First Horizon National Corp	277,385	2,615,741
First Industrial Realty Trust Inc REIT	52,088	2,073,102
Highwoods Properties Inc REIT	51,295	1,721,973
Horace Mann Educators Corp	45,805	1,529,887
Host Hotels & Resorts Inc REIT	234,342	2,528,550
Hudson Pacific Properties Inc REIT	77,483	1,699,202
Investors Bancorp Inc	206,872	1,501,891
Lamar Advertising Co ‘A’ REIT	41,574	2,750,952
Life Storage Inc REIT	19,770	2,081,188
Mid-America Apartment Communities Inc REIT	22,006	2,551,596
Old Republic International Corp	114,002	1,680,389
Pinnacle Financial Partners Inc	62,782	2,234,411
QTS Realty Trust Inc ‘A’ REIT	34,775	2,191,521
Radian Group Inc	102,896	1,503,311
TCF Financial Corp	116,258	2,715,787
The Hanover Insurance Group Inc	24,669	2,298,657
Two Harbors Investment Corp REIT	508,849	2,590,041
Western Alliance Bancorp	55,908	1,767,811
Wintrust Financial Corp	46,511	1,862,766

		46,332,093

Industrial - 13.6%

Aerojet Rocketdyne Holdings Inc *	59,240	2,363,084
Altra Industrial Motion Corp	47,651	1,761,657
American Woodmark Corp *	29,098	2,285,357
EnPro Industries Inc	34,017	1,918,899
Evoqua Water Technologies Corp *	125,825	2,670,006
frontdoor Inc *	56,484	2,197,792
Generac Holdings Inc *	20,293	3,929,537
Graphic Packaging Holding Co	233,500	3,290,015
Harsco Corp *	100,858	1,402,935
Jacobs Engineering Group Inc	31,490	2,921,327
Rexnord Corp	89,746	2,678,021
SPX Corp *	58,027	2,691,292
The Timken Co	67,988	3,686,309
Werner Enterprises Inc	50,241	2,109,620

		35,905,851

Technology - 15.6%

Avaya Holdings Corp *	165,634	2,517,637
Bottomline Technologies DE Inc *	54,682	2,305,393
Box Inc ‘A’ *	133,268	2,313,532
Cirrus Logic Inc *	37,248	2,512,378
CommVault Systems Inc *	33,078	1,349,582
Everbridge Inc *	18,892	2,375,291
Glu Mobile Inc *	333,551	2,560,004
Inphi Corp *	20,359	2,285,298
J2 Global Inc *	38,535	2,667,393
Leidos Holdings Inc	24,167	2,154,488
MKS Instruments Inc	19,121	2,088,587
Qualys Inc *	22,287	2,184,349
RealPage Inc *	37,705	2,173,316
Silicon Laboratories Inc *	28,401	2,779,038
SPS Commerce Inc *	36,910	2,874,182
Synopsys Inc *	16,332	3,494,721
Zebra Technologies Corp ‘A’ *	10,235	2,583,928

		41,219,117

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-39

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Utilities - 2.5%

Black Hills Corp	46,434	$2,483,755
Portland General Electric Co	61,197	2,172,493
Southwest Gas Holdings Inc	33,207	2,095,362

		6,751,610

Total Common Stocks (Cost $238,668,281)		263,322,111

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	1,855,368	1,855,368

Total Short-Term Investment (Cost $1,855,368)		1,855,368

TOTAL INVESTMENTS - 100.1% (Cost $240,523,649)		265,177,479

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(259,804)

NET ASSETS - 100.0%		$264,917,675

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.3%
Financial	17.5%
Consumer, Cyclical	16.3%
Technology	15.6%
Industrial	13.6%
Others (each less than 3.0%)	9.8%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$263,322,111	$263,322,111	$—	$—
	Short-Term Investment	1,855,368	1,855,368	—	—

	Total	$265,177,479	$265,177,479	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-40

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 1.9%

AdvanSix Inc *	5,043	$64,954
Commercial Metals Co	5,200	103,896
Kaiser Aluminum Corp	1,175	62,968

		231,818

Communications - 2.8%

NIC Inc	4,941	97,338
Viavi Solutions Inc *	10,148	119,036
Vonage Holdings Corp *	11,731	120,008

		336,382

Consumer, Cyclical - 18.1%

American Eagle Outfitters Inc	9,348	138,444
Avient Corp	4,404	116,530
BJ’s Restaurants Inc	2,886	84,964
BJ’s Wholesale Club Holdings Inc *	3,442	143,015
Bloomin’ Brands Inc	6,271	95,758
Callaway Golf Co	4,535	86,800
Dana Inc	8,111	99,928
Deckers Outdoor Corp *	745	163,907
Dick’s Sporting Goods Inc	2,897	167,678
KB Home	3,087	118,510
Kohl’s Corp	4,204	77,900
Lithia Motors Inc ‘A’	1,036	236,146
Marriott Vacations Worldwide Corp	1,211	109,971
PetIQ Inc *	3,395	111,763
RH *	463	177,153
SeaWorld Entertainment Inc *	2,939	57,957
SkyWest Inc	1,737	51,867
Sleep Number Corp *	1,488	72,778
The Michaels Cos Inc *	2,613	25,229
UniFirst Corp	420	79,535

		2,215,833

Consumer, Non-Cyclical - 24.1%

Acadia Healthcare Co Inc *	2,982	87,909
Addus HomeCare Corp *	1,065	100,653
Amicus Therapeutics Inc *	10,961	154,769
AMN Healthcare Services Inc *	2,717	158,836
Amphastar Pharmaceuticals Inc *	4,036	75,675
Arena Pharmaceuticals Inc *	1,083	80,998
AtriCure Inc *	1,642	65,516
BioTelemetry Inc *	1,495	68,142
Blueprint Medicines Corp *	1,432	132,746
Cardtronics PLC ‘A’ *	3,296	65,261
Deluxe Corp	2,189	56,323
Esperion Therapeutics Inc *	2,343	87,089
FibroGen Inc *	2,921	120,112
FTI Consulting Inc *	945	100,142
Helen of Troy Ltd *	686	132,755
Heron Therapeutics Inc *	9,433	139,797
Horizon Therapeutics PLC *	2,291	177,965
Hostess Brands Inc *	8,041	99,146
Intercept Pharmaceuticals Inc *	1,020	42,289
Iovance Biotherapeutics Inc *	4,250	139,910
LHC Group Inc *	759	161,333
LivaNova PLC *	1,227	55,473
NuVasive Inc *	1,763	85,629
Performance Food Group Co *	3,452	119,508
Progyny Inc *	2,980	87,701
PTC Therapeutics Inc *	2,057	96,165
Revance Therapeutics Inc *	5,236	131,633
Syneos Health Inc *	2,179	115,836

		2,939,311

	Shares	Value
Energy - 1.4%

Magnolia Oil & Gas Corp ‘A’ *	11,459	$59,243
Parsley Energy Inc ‘A’	7,976	74,655
PBF Energy Inc ‘A’	6,792	38,646

		172,544

Financial - 19.3%

Argo Group International Holdings Ltd	2,288	78,776
Blucora Inc *	4,282	40,336
Brightsphere Investment Group Inc	7,904	101,962
ConnectOne Bancorp Inc	7,179	101,009
DiamondRock Hospitality Co REIT	7,019	35,586
Enterprise Financial Services Corp	3,084	84,101
First Horizon National Corp	10,280	96,940
First Industrial Realty Trust Inc REIT	2,154	85,729
Glacier Bancorp Inc	2,227	71,375
Home BancShares Inc	7,699	116,717
Horace Mann Educators Corp	2,223	74,248
Investors Bancorp Inc	15,814	114,810
Lexington Realty Trust REIT	7,048	73,652
National Storage Affiliates Trust REIT	3,105	101,564
NexPoint Residential Trust Inc REIT	2,925	129,724
Northfield Bancorp Inc	4,433	40,429
Piedmont Office Realty Trust Inc ‘A’ REIT	5,764	78,217
PotlatchDeltic Corp REIT	2,076	87,400
QTS Realty Trust Inc ‘A’ REIT	1,816	114,444
Radian Group Inc	5,443	79,522
Sandy Spring Bancorp Inc	2,853	65,847
Seacoast Banking Corp of Florida *	5,531	99,724
Selective Insurance Group Inc	2,144	110,394
STAG Industrial Inc REIT	3,092	94,275
Two Harbors Investment Corp REIT	18,575	94,547
United Community Banks Inc	5,504	93,183
WSFS Financial Corp	3,278	88,408

		2,352,919

Industrial - 16.3%

Air Transport Services Group Inc *	4,028	100,942
Altra Industrial Motion Corp	4,016	148,471
American Woodmark Corp *	892	70,058
EMCOR Group Inc	1,731	117,206
EnerSys	1,412	94,773
Evoqua Water Technologies Corp *	7,523	159,638
frontdoor Inc *	2,261	87,975
Harsco Corp *	6,302	87,661
Itron Inc *	1,784	108,360
Masonite International Corp *	918	90,331
MasTec Inc *	2,678	113,012
Rexnord Corp	5,302	158,212
Saia Inc *	1,263	159,315
SPX Corp *	2,897	134,363
The Timken Co	2,864	155,286
UFP Industries Inc	2,119	119,745
Werner Enterprises Inc	2,094	87,927

		1,993,275

Technology - 12.7%

Avaya Holdings Corp *	7,144	108,589
Bottomline Technologies DE Inc *	3,431	144,651
Box Inc ‘A’ *	8,102	140,651
Cirrus Logic Inc *	2,271	153,179
CommVault Systems Inc *	2,568	104,774
Everbridge Inc *	1,108	139,309
Glu Mobile Inc *	14,895	114,319
J2 Global Inc *	1,855	128,403
Qualys Inc *	1,587	155,542
Silicon Laboratories Inc *	1,210	118,399
SPS Commerce Inc *	2,284	177,855
Ultra Clean Holdings Inc *	3,344	71,762

		1,557,433

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-41

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Utilities - 2.3%

Black Hills Corp	1,958	$104,733
Portland General Electric Co	1,986	70,503
Southwest Gas Holdings Inc	1,743	109,983

		285,219

Total Common Stocks (Cost $11,039,625)		12,084,734

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	218,374	218,374

Total Short-Term Investment (Cost $218,374)		218,374

TOTAL INVESTMENTS - 100.7% (Cost $11,257,999)		12,303,108

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(79,706)

NET ASSETS - 100.0%		$12,223,402

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.1%
Financial	19.3%
Consumer, Cyclical	18.1%
Industrial	16.3%
Technology	12.7%
Others (each less than 3.0%)	10.2%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$12,084,734	$12,084,734	$—	$—
	Short-Term Investment	218,374	218,374	—	—

	Total	$12,303,108	$12,303,108	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-42

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 3.2%

AdvanSix Inc *	4,750	$61,180
Commercial Metals Co	5,372	107,333
Kaiser Aluminum Corp	2,259	121,060
W R Grace & Co	2,267	91,337

		380,910

Communications - 2.4%

NETGEAR Inc *	3,155	97,237
Viavi Solutions Inc *	8,179	95,940
Vonage Holdings Corp *	9,285	94,985

		288,162

Consumer, Cyclical - 16.8%

American Eagle Outfitters Inc	14,577	215,885
Avient Corp	5,101	134,972
BJ’s Wholesale Club Holdings Inc *	2,603	108,155
Bloomin’ Brands Inc	10,135	154,761
Callaway Golf Co	6,982	133,636
Dana Inc	14,220	175,190
Deckers Outdoor Corp *	640	140,806
KB Home	4,585	176,018
Lithia Motors Inc ‘A’	898	204,690
Marriott Vacations Worldwide Corp	1,278	116,055
PetIQ Inc *	3,091	101,756
RH *	275	105,221
SkyWest Inc	3,424	102,241
The Michaels Cos Inc *	3,733	36,042
UniFirst Corp	569	107,752

		2,013,180

Consumer, Non-Cyclical - 13.4%

Aaron’s Inc	2,364	133,921
Acadia Healthcare Co Inc *	3,212	94,690
Addus HomeCare Corp *	1,163	109,915
Arena Pharmaceuticals Inc *	1,160	86,756
Cardtronics PLC ‘A’ *	3,503	69,359
Deluxe Corp	3,088	79,454
FibroGen Inc *	2,529	103,993
Helen of Troy Ltd *	805	155,784
Horizon Therapeutics PLC *	1,971	153,107
Hostess Brands Inc *	10,792	133,065
Iovance Biotherapeutics Inc *	3,102	102,118
LivaNova PLC *	1,813	81,966
Magellan Health Inc *	409	30,994
Performance Food Group Co *	4,310	149,212
Revance Therapeutics Inc *	4,675	117,530

		1,601,864

Energy - 3.0%

Delek US Holdings Inc	3,355	37,341
Magnolia Oil & Gas Corp ‘A’ *	25,244	130,512
Parsley Energy Inc ‘A’	15,456	144,668
PBF Energy Inc ‘A’	9,347	53,184

		365,705

Financial - 33.5%

Agree Realty Corp REIT	2,025	128,871
Argo Group International Holdings Ltd	3,796	130,696
ARMOUR Residential REIT Inc	14,194	134,985
Berkshire Hills Bancorp Inc	11,012	111,331
Blucora Inc *	5,625	52,988
Brightsphere Investment Group Inc	7,669	98,930
ConnectOne Bancorp Inc	8,196	115,318
DiamondRock Hospitality Co REIT	21,212	107,545
Enterprise Financial Services Corp	3,922	106,953

	Shares	Value
First Bancorp	3,401	$71,183
First Horizon National Corp	11,594	109,331
First Industrial Realty Trust Inc REIT	4,153	165,289
First Interstate BancSystem Inc ‘A’	3,823	121,763
Glacier Bancorp Inc	2,715	87,016
Hilltop Holdings Inc	6,604	135,910
Home BancShares Inc	6,281	95,220
Horace Mann Educators Corp	2,673	89,278
Horizon Bancorp Inc	8,607	86,845
Investors Bancorp Inc	16,448	119,413
Lexington Realty Trust REIT	14,541	151,953
National Storage Affiliates Trust REIT	3,471	113,536
NexPoint Residential Trust Inc REIT	3,940	174,739
Northfield Bancorp Inc	5,937	54,145
Old Second Bancorp Inc	7,447	55,815
Piedmont Office Realty Trust Inc ‘A’ REIT	9,567	129,824
PotlatchDeltic Corp REIT	3,025	127,353
QCR Holdings Inc	3,615	99,087
QTS Realty Trust Inc ‘A’ REIT	1,313	82,745
Radian Group Inc	7,009	102,402
Sandy Spring Bancorp Inc	4,907	113,254
Seacoast Banking Corp of Florida *	6,243	112,561
Selective Insurance Group Inc	2,853	146,901
South State Corp	1,318	63,462
TCF Financial Corp	3,398	79,377
Two Harbors Investment Corp REIT	26,419	134,473
United Community Banks Inc	5,313	89,949
WSFS Financial Corp	4,275	115,297

		4,015,738

Industrial - 17.8%

Altra Industrial Motion Corp	4,746	175,460
EMCOR Group Inc	1,949	131,967
EnPro Industries Inc	2,540	143,281
Evoqua Water Technologies Corp *	6,243	132,476
Harsco Corp *	12,274	170,731
Knowles Corp *	8,042	119,826
Masonite International Corp *	1,521	149,666
MYR Group Inc *	3,194	118,753
Rexnord Corp	6,101	182,054
Sanmina Corp *	4,506	121,887
The Timken Co	3,748	203,217
TriMas Corp *	4,090	93,252
UFP Industries Inc	2,176	122,966
UFP Technologies Inc *	2,693	111,544
Werner Enterprises Inc	3,643	152,970

		2,130,050

Technology - 2.9%

Avaya Holdings Corp *	10,388	157,898
Cirrus Logic Inc *	1,659	111,899
Ultra Clean Holdings Inc *	3,661	78,565

		348,362

Utilities - 4.1%

Black Hills Corp	3,627	194,008
Portland General Electric Co	3,098	109,979
Southwest Gas Holdings Inc	2,958	186,650

		490,637

Total Common Stocks (Cost $11,729,208)		11,634,608

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 2000 Value	726	72,114

Total Exchange-Traded Fund (Cost $64,711)		72,114

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-43

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	269,346	$269,346

Total Short-Term Investment (Cost $269,346)		269,346

TOTAL INVESTMENTS - 99.9% (Cost $12,063,265)		11,976,068

OTHER ASSETS & LIABILITIES, NET - 0.1%		6,694

NET ASSETS - 100.0%		$11,982,762

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.5%
Industrial	17.8%
Consumer, Cyclical	16.8%
Consumer, Non-Cyclical	13.4%
Utilities	4.1%
Basic Materials	3.2%
Energy	3.0%
Others (each less than 3.0%)	8.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$11,634,608	$11,634,608	$—	$—
	Exchange-Traded Fund	72,114	72,114	—	—
	Short-Term Investment	269,346	269,346	—	—

	Total	$11,976,068	$11,976,068	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-45

A-44

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2020 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2020. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2020.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.

Currency Abbreviations:

USD	United States Dollar

Reference Rate Abbreviation:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Other Abbreviations:

PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-45

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2020 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at value	$237,015,869	$320,897,145	$1,014,933,423	$791,602,205	$293,188,017
Receivables:
Fund shares sold	41,334	61,055	303,976	103,755	68,776
Securities sold	18,267,036	17,641,259	51,418,222	40,530,788	31,619,794
Due from adviser	14,712	16,887	35,214	29,210	16,007
Prepaid expenses and other assets	479	743	2,384	1,934	718
Total Assets	255,339,430	338,617,089	1,066,693,219	832,267,892	324,893,312
LIABILITIES
Payables:
Fund shares redeemed	234,002	648,341	1,933,318	1,356,666	475,476
Securities purchased	18,060,433	17,232,936	50,887,473	39,953,494	31,531,580
Accrued advisory fees	39,229	53,077	168,149	131,077	48,450
Accrued administration fees	29,422	39,808	126,112	98,308	36,337
Accrued custodian and portfolio accounting fees	10,175	10,457	12,493	11,859	10,374
Accrued registration fees	6,004	1,873	7,206	9,056	5,818
Accrued legal, audit and tax service fees	17,198	17,049	55,939	42,859	18,135
Accrued trustees’ fees and deferred compensation	5,928	7,386	20,588	14,813	4,664
Accrued distribution fees	34,440	35,527	108,806	82,298	30,117
Accrued service fees	54,946	75,966	238,964	187,578	67,851
Accrued other	14,733	20,257	61,924	48,462	18,219
Total Liabilities	18,506,510	18,142,677	53,620,972	41,936,470	32,247,021
NET ASSETS	$236,832,920	$320,474,412	$1,013,072,247	$790,331,422	$292,646,291
NET ASSETS CONSIST OF:
Paid-in capital	$215,241,999	$286,808,523	$847,283,331	$654,993,233	$239,096,802
Undistributed/accumulated earnings (deficit)	21,590,921	33,665,889	165,788,916	135,338,189	53,549,489
NET ASSETS	$236,832,920	$320,474,412	$1,013,072,247	$790,331,422	$292,646,291
Class A Shares:
Net Assets	$179,914,050	$264,981,263	$833,683,397	$659,588,042	$238,370,435
Shares of beneficial interest outstanding	16,111,065	22,598,741	64,009,251	48,874,954	16,013,647
Net Asset Value per share*	$11.17	$11.73	$13.02	$13.50	$14.89
Sales Charge — Maximum is 5.50% of offering price	0.65	0.68	0.76	0.79	0.87
Maximum offering price per share	$11.82	$12.41	$13.78	$14.29	$15.76
Class C Shares:
Net Assets	$47,557,059	$48,928,340	$149,555,541	$112,879,225	$41,388,500
Shares of beneficial interest outstanding	4,383,721	4,287,584	11,757,093	8,614,461	2,895,380
Net Asset Value per share*	$10.85	$11.41	$12.72	$13.10	$14.29
Advisor Class:
Net Assets	$9,361,811	$6,564,809	$29,833,309	$17,864,155	$12,887,356
Shares of beneficial interest outstanding	833,758	556,227	2,277,578	1,315,042	860,665
Net Asset Value per share	$11.23	$11.80	$13.10	$13.58	$14.97

Investments in affiliated mutual funds, at cost	$209,622,730	$281,518,042	$843,555,860	$652,884,488	$240,457,143

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2020 (Unaudited)

	Pacific Funds Ultra Short Income	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income
ASSETS
Investments, at value (excluding derivatives)	$34,639,834	$1,143,179,793	$1,192,195,362	$737,313,248	$1,608,758,663
Cash	—	79,961	106,085	134,639	1,909,015
Foreign currency held, at value	—	—	—	5,003	—
Receivables:
Dividends and interest	82,442	4,997,766	6,685,989	7,627,352	4,157,912
Fund shares sold	200	8,612,452	19,108,097	2,384,526	8,407,125
Securities sold	1,250	451,433	9,043,067	3,030,135	74,570,168
Due from adviser	10,154	122,168	158,195	82,220	185,585
Unfunded loan commitment appreciation	—	1,663	1,663	—	51,157
Prepaid expenses and other assets	8,088	39,949	18,022	55,291	33,794
Total Assets	34,741,968	1,157,485,185	1,227,316,480	750,632,414	1,698,073,419
LIABILITIES
Payables:
Fund shares redeemed	3,615	7,404,249	2,054,782	1,638,503	5,366,491
Securities purchased	2,531,864	25,283,251	58,341,015	7,381,263	199,744,135
Due to custodian	2,434	—	—	—	—
Income distributions	16	46,212	383,948	396,988	679,539
Accrued advisory fees	6,608	363,029	468,837	363,300	776,260
Accrued administration fees	3,965	136,993	141,565	90,825	181,371
Accrued custodian and portfolio accounting fees	6,893	82,668	80,924	67,940	125,202
Accrued legal, audit and tax service fees	5,673	66,706	65,743	42,809	82,873
Accrued trustees’ fees and deferred compensation	39	1,262	1,183	814	1,661
Accrued distribution fees	—	36,929	44,508	48,388	67,648
Accrued service fees	—	49,470	52,858	36,229	63,279
Accrued other	2,143	62,619	59,731	45,096	189,586
Unfunded loan commitment depreciation	—	—	—	5,562	—
Total Liabilities	2,563,250	33,533,388	61,695,094	10,117,717	207,278,045
NET ASSETS	$32,178,718	$1,123,951,797	$1,165,621,386	$740,514,697	$1,490,795,374
NET ASSETS CONSIST OF:
Paid-in capital	$31,964,625	$1,105,715,923	$1,115,743,238	$743,868,967	$1,640,445,542
Undistributed/accumulated earnings (deficit)	214,093	18,235,874	49,878,148	(3,354,270)	(149,650,168)
NET ASSETS	$32,178,718	$1,123,951,797	$1,165,621,386	$740,514,697	$1,490,795,374
Class A Shares:
Net Assets		$156,840,760	$158,760,271	$83,159,198	$168,253,846
Shares of beneficial interest outstanding		14,862,251	13,915,620	7,533,897	17,711,325
Net Asset Value per share*		$10.55	$11.41	$11.04	$9.50
Sales Charge (1)		0.33	0.51	0.49	0.29
Maximum offering price per share		$10.88	$11.92	$11.53	$9.79
Class C Shares:
Net Assets		$51,309,146	$61,686,217	$66,472,775	$92,388,691
Shares of beneficial interest outstanding		4,871,703	5,405,265	6,036,565	9,739,246
Net Asset Value per share*		$10.53	$11.41	$11.01	$9.49
Class I Shares:
Net Assets	$12,898,475	$119,529,062	$78,878,794	$20,841,540	$675,857,227
Shares of beneficial interest outstanding	1,280,698	11,341,237	6,907,329	1,899,993	71,046,783
Net Asset Value per share	$10.07	$10.54	$11.42	$10.97	$9.51
Class P Shares:
Net Assets			$46,132,119		$8,921,847
Shares of beneficial interest outstanding			4,026,663		938,017
Net Asset Value Per Share			$11.46		$9.51
Advisor Class:
Net Assets	$19,280,243	$796,272,829	$820,163,985	$570,041,184	$545,373,763
Shares of beneficial interest outstanding	1,914,292	75,424,039	71,718,721	51,634,114	57,211,639
Net Asset Value per share	$10.07	$10.56	$11.44	$11.04	$9.53

Investments, at cost (excluding derivatives)	$34,481,936	$1,122,772,698	$1,150,824,478	$728,478,891	$1,615,744,600
Foreign currency held, at cost	—	—	—	6,640	—

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)

The Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge. The Class A shares of Pacific Funds Core Income and Pacific Funds Strategic Income are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2020 (Unaudited)

	Pacific Funds High Income	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value
ASSETS
Investments, at value (excluding derivatives)	$139,350,686	$20,463,932	$265,177,479	$12,303,108	$11,976,068
Cash	12,319	868	—	—	—
Foreign currency held, at value	625	—	—	—	—
Receivables:
Dividends and interest	1,924,361	28,066	209,255	8,857	14,335
Fund shares sold	30,648,538	112,785	128,974	34,839	7,064
Securities sold	562,670	—	2,050,654	—	—
Due from adviser	21,465	8,415	8,808	7,781	7,820
Prepaid expenses and other assets	29,870	4,090	2,825	2,137	2,127
Total Assets	172,550,534	20,618,156	267,577,995	12,356,722	12,007,414
LIABILITIES
Payables:
Fund shares redeemed	115,653	645	244,283	67,047	—
Securities purchased	1,426,119	—	2,134,166	42,562	—
Income distributions	1,087	—	—	—	—
Accrued advisory fees	69,772	9,151	165,672	7,646	7,516
Accrued administration fees	17,443	2,496	33,134	1,529	1,503
Accrued custodian and portfolio accounting fees	16,565	6,580	27,935	6,101	6,221
Accrued legal, audit and tax service fees	12,251	5,320	17,577	5,050	5,139
Accrued trustees’ fees and deferred compensation	151	21	294	17	19
Accrued distribution fees	1,222	2,057	6,483	368	603
Accrued service fees	2,461	1,990	6,057	467	535
Accrued other	9,470	2,848	24,719	2,533	3,116
Unfunded loan commitment depreciation	993	—	—	—	—
Total Liabilities	1,673,187	31,108	2,660,320	133,320	24,652
NET ASSETS	$170,877,347	$20,587,048	$264,917,675	$12,223,402	$11,982,762
NET ASSETS CONSIST OF:
Paid-in capital	$180,759,646	$18,263,636	$268,059,456	$13,007,550	$15,020,459
Undistributed/accumulated earnings (deficit)	(9,882,299)	2,323,412	(3,141,781)	(784,148)	(3,037,697)
NET ASSETS	$170,877,347	$20,587,048	$264,917,675	$12,223,402	$11,982,762
Class A Shares:
Net Assets	$8,388,349	$5,324,909	$15,983,963	$1,391,773	$1,338,059
Shares of beneficial interest outstanding	852,846	532,179	1,327,918	126,697	179,086
Net Asset Value per share*	$9.84	$10.01	$12.04	$10.99	$7.47
Sales Charge — Maximum is 4.25% of offering price	0.44	0.44	0.53	0.49	0.33
Maximum offering price per share	$10.28	$10.45	$12.57	$11.48	$7.80
Class C Shares:
Net Assets	$1,685,382	$2,819,984	$8,580,794	$467,584	$812,460
Shares of beneficial interest outstanding	171,568	284,708	737,275	43,643	111,053
Net Asset Value per share*	$9.82	$9.90	$11.64	$10.71	$7.32
Class I Shares:
Net Assets	$62,748
Shares of beneficial interest outstanding	6,443
Net Asset Value per share	$9.74
Class P Shares:
Net Assets	$157,385,409
Shares of beneficial interest outstanding	16,162,660
Net Asset Value Per Share	$9.74
Advisor Class:
Net Assets	$3,355,459	$10,973,054	$239,030,816	$9,135,127	$9,093,888
Shares of beneficial interest outstanding	340,767	1,090,598	19,696,179	816,256	1,205,719
Net Asset Value per share	$9.85	$10.06	$12.14	$11.19	$7.54
Class R6:
Net Assets		$1,469,101	$1,322,102	$1,228,918	$738,355
Shares of beneficial interest outstanding		147,233	108,723	119,851	98,415
Net Asset Value per share		$9.98	$12.16	$10.25	$7.50

Investments, at cost (excluding derivatives)	$137,569,382	$17,591,098	$240,523,649	$11,257,999	$12,063,265
Foreign currency held, at cost	788	—	—	—	—

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$671,537	$876,262	$1,785,373	$781,698	$75,651
Total Investment Income	671,537	876,262	1,785,373	781,698	75,651

EXPENSES
Advisory fees	230,941	315,228	990,722	763,456	279,224
Administration fees	173,206	236,421	743,041	572,592	209,418
Portfolio accounting fees	28,146	28,305	29,587	29,115	28,195
Shareholder report expenses	11,153	14,963	45,748	34,426	12,330
Distribution fees (1)
Class C	180,414	187,895	566,357	416,522	150,183
Service fees (1)
Class A	218,388	323,639	1,017,666	794,261	284,417
Class C	60,138	62,632	188,786	138,841	50,061
Registration fees	26,072	26,072	33,090	31,586	26,573
Legal, audit and tax service fees	15,206	20,409	62,423	46,995	16,835
Trustees’ fees	7,739	10,419	31,989	24,170	8,682
Other	4,084	5,225	14,470	11,381	4,670
Total Expenses	955,487	1,231,208	3,723,879	2,863,345	1,070,588
Adviser Expense Reimbursement	(92,400)	(105,394)	(217,306)	(177,673)	(97,285)
Net Expenses	863,087	1,125,814	3,506,573	2,685,672	973,303
NET INVESTMENT INCOME (LOSS)	(191,550)	(249,552)	(1,721,200)	(1,903,974)	(897,652)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	(1,066,264)	(478,763)	6,544,025	5,089,076	9,797,997
Net Realized Gain (Loss)	(1,066,264)	(478,763)	6,544,025	5,089,076	9,797,997

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual fund investments	29,693,614	50,936,674	192,646,332	174,009,454	62,523,805
Change in Net Unrealized Appreciation (Depreciation)	29,693,614	50,936,674	192,646,332	174,009,454	62,523,805
NET GAIN (LOSS)	28,627,350	50,457,911	199,190,357	179,098,530	72,321,802
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,435,800	$50,208,359	$197,469,157	$177,194,556	$71,424,150

(1)	The Advisor Class shares are not subject to distribution or service fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

	Pacific Funds Ultra Short Income	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$581	$11,258	$19,513	$381,518	$735,922
Interest, net of foreign taxes withheld	231,778	12,878,307	15,862,079	16,494,742	31,114,610
Total Investment Income	232,359	12,889,565	15,881,592	16,876,260	31,850,532

EXPENSES
Advisory fees	35,783	2,146,295	2,700,145	2,118,483	4,420,618
Administration fees	21,470	804,861	810,044	529,621	1,020,143
Custodian fees and expenses	546	15,814	21,475	14,537	45,209
Portfolio accounting fees	19,829	213,131	200,444	150,265	259,030
Shareholder report expenses	1,299	53,569	51,932	33,872	63,444
Distribution fees (1)
Class C	—	188,510	228,840	250,110	367,253
Service fees (1)
Class A	—	202,320	191,102	97,154	213,590
Class C	—	62,837	76,280	83,370	122,418
Registration fees	24,568	71,194	74,704	55,151	61,418
Legal, audit and tax service fees	1,770	73,047	70,776	46,233	94,444
Trustees’ fees	746	30,784	29,844	19,465	36,461
Offering expenses	5,365	—	—	—	—
Interest expense	14	118	—	268	279,958
Other	1,050	15,773	15,202	11,234	20,184
Total Expenses	112,440	3,878,253	4,470,788	3,409,763	7,004,170
Advisory Fee Waiver	—	(8,801)	(9,953)	—	(44,681)
Adviser Expense Reimbursement	(66,624)	(741,599)	(950,931)	(528,757)	(1,139,064)
Net Expenses	45,816	3,127,853	3,509,904	2,881,006	5,820,425
NET INVESTMENT INCOME (LOSS)	186,543	9,761,712	12,371,688	13,995,254	26,030,107

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	74,032	4,323,567	29,754,861	(4,357,583)	(31,725,549)
Net Realized Gain (Loss)	74,032	4,323,567	29,754,861	(4,357,583)	(31,725,549)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	1,039,114	47,508,985	46,016,048	90,849,994	129,419,169
Foreign currencies	—	—	—	270	—
Unfunded loan commitments	—	1,663	1,663	21,890	51,157
Change in Net Unrealized Appreciation (Depreciation)	1,039,114	47,510,648	46,017,711	90,872,154	129,470,326
NET GAIN (LOSS)	1,113,146	51,834,215	75,772,572	86,514,571	97,744,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,299,689	$61,595,927	$88,144,260	$100,509,825	$123,774,884

(1)	The Class I, Class P, and Advisor Class shares are not subject to distribution or service fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

	Pacific Funds High Income	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$69,758	$229,372	$1,539,258	$66,478	$123,701
Interest, net of foreign taxes withheld	4,437,925	—	—	—	—
Total Investment Income	4,507,683	229,372	1,539,258	66,478	123,701

EXPENSES
Advisory fees	415,876	51,138	998,892	46,257	49,560
Administration fees	103,969	13,947	199,779	9,252	9,912
Custodian fees and expenses	2,666	1,249	4,384	223	251
Portfolio accounting fees	46,937	16,934	60,660	16,494	16,665
Shareholder report expenses	6,741	808	12,181	591	673
Distribution fees (1)
Class C	7,122	9,891	36,158	2,166	2,932
Service fees (1)
Class A	10,291	5,981	20,322	2,118	1,807
Class C	2,374	3,297	12,053	722	977
Registration fees	26,072	31,586	35,096	31,586	31,586
Legal, audit and tax service fees	9,195	1,103	16,655	809	921
Trustees’ fees	3,874	464	7,001	340	387
Interest expense	—	—	674	17	363
Other	3,221	2,037	11,108	1,872	1,944
Total Expenses	638,338	138,435	1,414,963	112,447	117,978
Adviser Expense Reimbursement	(133,837)	(50,162)	(80,911)	(49,190)	(49,369)
Net Expenses	504,501	88,273	1,334,052	63,257	68,609
NET INVESTMENT INCOME (LOSS)	4,003,182	141,099	205,206	3,221	55,092

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(783,698)	(314,713)	(9,410,247)	(493,229)	(1,592,936)
Net Realized Gain (Loss)	(783,698)	(314,713)	(9,410,247)	(493,229)	(1,592,936)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	16,763,743	3,371,198	70,318,463	3,630,651	4,143,291
Foreign currencies	33	—	—	—	—
Unfunded loan commitments	3,909	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	16,767,685	3,371,198	70,318,463	3,630,651	4,143,291
NET GAIN (LOSS)	15,983,987	3,056,485	60,908,216	3,137,422	2,550,355
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,987,169	$3,197,584	$61,113,422	$3,140,643	$2,605,447

(1)	The Class I, Class P, Advisor Class, and Class R6 shares are not subject to distribution or service fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
OPERATIONS
Net investment income (loss)	($191,550)	$3,307,145	($249,552)	$4,681,832	($1,721,200)	$13,036,394
Net realized gain (loss)	(1,066,264)	(768,227)	(478,763)	830,925	6,544,025	5,390,180
Change in net unrealized appreciation (depreciation)	29,693,614	(6,207,112)	50,936,674	(18,767,202)	192,646,332	(82,605,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,435,800	(3,668,194)	50,208,359	(13,254,445)	197,469,157	(64,178,509)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(3,496,340)	—	(6,237,238)	—	(42,583,183)
Class B	—	—	—	—	—	—
Class C	—	(595,692)	—	(835,495)	—	(7,563,008)
Advisor Class	—	(191,513)	—	(153,960)	—	(1,376,454)
Net Decrease from Dividends and Distributions to Shareholders	—	(4,283,545)	—	(7,226,693)	—	(51,522,645)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	13,132,797	68,282,930	14,716,402	85,904,282	30,160,444	230,940,135
Class B	—	60,979	—	—	—	204,522
Class C	4,852,558	12,063,848	2,172,603	6,566,839	5,293,987	15,051,904
Advisor Class	2,027,149	4,070,418	668,918	2,698,255	8,436,222	7,307,742
Dividends and distribution reinvestments
Class A	—	3,458,903	—	6,146,004	—	42,116,423
Class B	—	—	—	—	—	—
Class C	—	589,829	—	821,265	—	7,515,405
Advisor Class	—	187,112	—	152,205	—	1,353,146
Cost of shares repurchased
Class A	(13,985,872)	(40,015,894)	(22,747,622)	(62,597,607)	(73,382,361)	(183,271,940)
Class B	—	(2,780,740)	—	(6,205,936)	—	(17,119,821)
Class C	(10,104,120)	(76,824,409)	(10,133,474)	(94,049,380)	(28,753,098)	(249,201,774)
Advisor Class	(614,370)	(3,762,031)	(748,345)	(4,549,650)	(5,174,067)	(10,907,094)
Share class conversions
Class A (2)	—	14,289,154	—	22,496,950	—	76,126,118
Class B (2)	—	(14,289,154)	—	(22,496,950)	—	(76,126,118)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,691,858)	(34,669,055)	(16,071,518)	(65,113,723)	(63,418,873)	(156,011,352)
NET INCREASE (DECREASE) IN NET ASSETS	23,743,942	(42,620,794)	34,136,841	(85,594,861)	134,050,284	(271,712,506)

NET ASSETS
Beginning of Year or Period	213,088,978	255,709,772	286,337,571	371,932,432	879,021,963	1,150,734,469
End of Year or Period	$236,832,920	$213,088,978	$320,474,412	$286,337,571	$1,013,072,247	$879,021,963

(1)	Unaudited.
(2)	Class B shares were converted to Class A shares on July 31, 2019.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Ultra Short Income
	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Period Ended March 31, 2020 (2)
OPERATIONS
Net investment income (loss)	($1,903,974)	$10,785,481	($897,652)	$3,544,916	$186,543	$436,059
Net realized gain (loss)	5,089,076	9,651,388	9,797,997	(291,481)	74,032	(15,835)
Change in net unrealized appreciation (depreciation)	174,009,454	(99,881,388)	62,523,805	(39,414,626)	1,039,114	(881,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,194,556	(79,444,519)	71,424,150	(36,161,191)	1,299,689	(460,992)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(46,228,345)	—	(19,254,539)
Class B	—	—	—	—
Class C	—	(8,222,160)	—	(3,359,406)
Class I					(86,360)	(218,323)
Advisor Class	—	(1,357,710)	—	(973,719)	(103,073)	(219,954)
Net Decrease from Dividends and Distributions to Shareholders	—	(55,808,215)	—	(23,587,664)	(189,433)	(438,277)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	21,594,719	162,348,601	8,418,288	52,506,286
Class B	—	154,946	—	42,567
Class C	6,207,766	12,285,335	2,571,844	5,606,823
Class I					—	12,501,930
Advisor Class	2,738,665	6,183,135	2,899,993	4,313,407	6,592,483	13,037,214
Dividends and distribution reinvestments
Class A	—	45,869,026	—	19,088,348
Class B	—	—	—	—
Class C	—	8,177,203	—	3,341,601
Class I					86,360	218,323
Advisor Class	—	1,286,917	—	962,601	103,059	219,662
Cost of shares repurchased
Class A	(54,247,942)	(131,550,373)	(19,891,721)	(41,610,675)
Class B	—	(11,696,472)	—	(3,188,133)
Class C	(19,730,536)	(174,938,925)	(6,717,373)	(51,775,006)
Class I					—	—
Advisor Class	(3,283,886)	(9,275,777)	(2,508,281)	(3,896,732)	(387,178)	(404,122)
Share class conversions
Class A (3)	—	57,500,119	—	18,773,764
Class B (3)	—	(57,500,119)	—	(18,773,764)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(46,721,214)	(91,156,384)	(15,227,250)	(14,608,913)	6,394,724	25,573,007
NET INCREASE (DECREASE) IN NET ASSETS	130,473,342	(226,409,118)	56,196,900	(74,357,768)	7,504,980	24,673,738

NET ASSETS
Beginning of Year or Period	659,858,080	886,267,198	236,449,391	310,807,159	24,673,738	—
End of Year or Period	$790,331,422	$659,858,080	$292,646,291	$236,449,391	$32,178,718	$24,673,738

(1)	Unaudited.
(2)	Pacific Funds Ultra Short Income commenced operations on June 28, 2019.
(3)	Class B shares were converted to Class A shares on July 31, 2019.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds Strategic Income
	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
OPERATIONS
Net investment income (loss)	$9,761,712	$24,198,216	$12,371,688	$23,858,171	$13,995,254	$29,044,741
Net realized gain (loss)	4,323,567	(4,127,105)	29,754,861	1,462,888	(4,357,583)	2,330,691
Change in net unrealized appreciation (depreciation)	47,510,648	(30,429,991)	46,017,711	(10,034,877)	90,872,154	(76,859,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,595,927	(10,358,880)	88,144,260	15,286,182	100,509,825	(45,483,897)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(1,367,321)	(3,444,872)	(1,609,643)	(3,203,265)	(1,490,836)	(2,963,544)
Class C	(231,737)	(754,049)	(415,023)	(1,321,140)	(1,049,160)	(2,205,219)
Class I	(1,079,792)	(2,616,147)	(839,423)	(1,322,424)	(401,479)	(531,090)
Class P			(392,114)	(1,136,355)
Advisor Class	(7,174,232)	(17,396,815)	(9,238,681)	(16,948,777)	(11,156,000)	(23,455,154)
Net Decrease from Dividends and Distributions to Shareholders	(9,853,082)	(24,211,883)	(12,494,884)	(23,931,961)	(14,097,475)	(29,155,007)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	57,988,606	93,279,607	27,405,572	94,149,630	16,277,293	53,489,986
Class C	7,501,027	23,745,351	8,413,492	20,678,627	5,339,488	32,011,033
Class I	27,762,998	61,788,420	19,604,927	44,429,026	4,079,440	14,860,399
Class P			13,893,630	901,272
Advisor Class	278,617,980	770,064,807	231,629,713	526,492,900	134,061,769	375,159,036
Dividends and distribution reinvestments
Class A	1,107,486	2,873,615	1,498,032	3,000,000	1,233,560	2,472,512
Class C	227,803	742,931	379,533	1,220,132	914,231	1,967,242
Class I	1,079,792	2,615,434	838,979	1,321,741	398,114	526,364
Class P			392,114	1,136,355
Advisor Class	7,073,528	17,048,396	6,956,377	12,532,117	9,108,930	18,596,983
Cost of shares repurchased
Class A	(64,729,579)	(56,297,110)	(21,738,628)	(37,597,768)	(15,360,430)	(37,453,350)
Class C	(7,663,189)	(20,526,432)	(9,920,132)	(45,754,653)	(11,272,450)	(23,169,082)
Class I	(21,084,696)	(38,349,962)	(6,639,235)	(11,005,797)	(2,585,309)	(2,858,725)
Class P			(2,387,604)	(11,016,166)
Advisor Class	(243,003,351)	(527,097,707)	(150,874,071)	(245,376,101)	(130,580,047)	(300,790,959)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	44,878,405	329,887,350	119,452,699	355,111,315	11,614,589	134,811,439
NET INCREASE (DECREASE) IN NET ASSETS	96,621,250	295,316,587	195,102,075	346,465,536	98,026,939	60,172,535

NET ASSETS
Beginning of Year or Period	1,027,330,547	732,013,960	970,519,311	624,053,775	642,487,758	582,315,223
End of Year or Period	$1,123,951,797	$1,027,330,547	$1,165,621,386	$970,519,311	$740,514,697	$642,487,758

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Floating Rate Income		Pacific Funds High Income		Pacific Funds Large-Cap Value
	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
OPERATIONS
Net investment income (loss)	$26,030,107	$77,118,985	$4,003,182	$6,827,027	$141,099	$281,991
Net realized gain (loss)	(31,725,549)	(56,634,350)	(783,698)	(1,118,815)	(314,713)	286,736
Change in net unrealized appreciation (depreciation)	129,470,326	(111,807,242)	16,767,685	(14,697,924)	3,371,198	(3,942,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	123,774,884	(91,322,607)	19,987,169	(8,989,712)	3,197,584	(3,373,380)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(3,088,163)	(9,176,534)	(230,518)	(357,231)	—	(462,603)
Class C	(1,430,196)	(6,124,796)	(46,173)	(120,572)	—	(308,270)
Class I	(10,677,724)	(25,266,290)	(1,782)	(6,775)
Class P	(101,133)	(1,088,004)	(3,697,334)	(6,078,920)
Advisor Class	(10,407,192)	(35,649,718)	(96,297)	(266,141)	—	(1,101,343)
Class R6					—	(75,914)
Net Decrease from Dividends and Distributions to Shareholders	(25,704,408)	(77,305,342)	(4,072,104)	(6,829,639)	—	(1,948,130)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	19,079,552	83,933,804	940,625	6,114,560	1,674,563	1,311,510
Class C	4,754,727	21,490,990	59,669	473,564	475,818	435,120
Class I	304,114,148	232,174,855	1,676	600
Class P	4,463,619	268,116	31,877,376	34,604,054
Advisor Class	167,317,963	326,320,702	537,237	3,050,714	1,764,429	5,547,680
Class R6					313,081	512,750
Dividends and distribution reinvestments
Class A	2,956,422	8,731,691	226,590	349,879	—	453,589
Class C	1,377,618	5,899,596	43,578	115,509	—	307,690
Class I	7,485,818	18,384,219	1,750	6,511
Class P	101,133	1,073,942	3,697,334	6,078,920
Advisor Class	9,783,438	33,989,428	95,438	265,285	—	1,099,174
Class R6					—	75,914
Cost of shares repurchased
Class A	(29,285,327)	(110,817,563)	(924,974)	(3,214,509)	(1,046,433)	(1,054,663)
Class C	(24,228,887)	(108,359,450)	(662,291)	(2,032,207)	(494,819)	(1,049,303)
Class I	(87,468,235)	(275,070,407)	(1,379)	(120,177)
Class P	(3,986,095)	(24,107,910)	(13,356,876)	(19,463,586)
Advisor Class	(178,514,834)	(610,484,330)	(997,265)	(3,047,072)	(1,196,305)	(4,610,668)
Class R6					(74,075)	(193,869)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	197,951,060	(396,572,317)	21,538,488	23,182,045	1,416,259	2,834,924
NET INCREASE (DECREASE) IN NET ASSETS	296,021,536	(565,200,266)	37,453,553	7,362,694	4,613,843	(2,486,586)

NET ASSETS
Beginning of Year or Period	1,194,773,838	1,759,974,104	133,423,794	126,061,100	15,973,205	18,459,791
End of Year or Period	$1,490,795,374	$1,194,773,838	$170,877,347	$133,423,794	$20,587,048	$15,973,205

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small/Mid-Cap		Pacific Funds Small-Cap		Pacific Funds Small-Cap Value
	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
OPERATIONS
Net investment income (loss)	$205,206	$592,726	$3,221	($13,304)	$55,092	$108,723
Net realized gain (loss)	(9,410,247)	(10,052,546)	(493,229)	(532,292)	(1,592,936)	(837,156)
Change in net unrealized appreciation (depreciation)	70,318,463	(80,601,333)	3,630,651	(4,618,018)	4,143,291	(5,723,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,113,422	(90,061,153)	3,140,643	(5,163,614)	2,605,447	(6,451,814)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(49,996)	—	(6,669)	—	(11,981)
Class C	—	—	—	—	—	—
Advisor Class	—	(1,391,644)	—	(41,249)	—	(138,648)
Class R6	—	(30,651)	—	(2,361)	—	(33,117)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,472,291)	—	(50,279)	—	(183,746)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	5,714,745	5,501,413	265,278	1,045,701	1,850,624	505,054
Class C	367,466	1,210,533	40,845	184,876	132,083	79,420
Advisor Class	13,000,519	57,620,873	679,208	1,830,255	816,759	4,788,635
Class R6	225,968	372,360	303,649	365,125	32,939	297,375
Dividends and distribution reinvestments
Class A	—	49,767	—	6,597	—	11,981
Class C	—	—	—	—	—	—
Advisor Class	—	1,366,875	—	39,840	—	138,592
Class R6	—	30,651	—	2,361	—	33,117
Cost of shares repurchased
Class A	(8,076,266)	(8,030,487)	(2,816,656)	(1,307,623)	(1,889,355)	(285,006)
Class C	(3,339,658)	(5,177,528)	(258,377)	(290,914)	(105,533)	(392,165)
Advisor Class	(43,162,819)	(91,630,898)	(1,622,375)	(3,820,265)	(3,830,899)	(1,802,038)
Class R6	(3,727,772)	(317,492)	(18,170)	(99,670)	(1,628,327)	(123,707)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,997,817)	(39,003,933)	(3,426,598)	(2,043,717)	(4,621,709)	3,251,258
NET INCREASE (DECREASE) IN NET ASSETS	22,115,605	(130,537,377)	(285,955)	(7,257,610)	(2,016,262)	(3,384,302)

NET ASSETS
Beginning of Year or Period	242,802,070	373,339,447	12,509,357	19,766,967	13,999,024	17,383,326
End of Year or Period	$264,917,675	$242,802,070	$12,223,402	$12,509,357	$11,982,762	$13,999,024

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative

Class A
4/1/2020 - 9/30/2020 (6)	$9.83	($0.00	)(7)	$1.34	$1.34	$—	$—	$—	$11.17	0.68%	0.60%	(0.02%)	13.63%	$179,914	21%
4/1/2019 - 3/31/2020	10.23	0.17		(0.35)	(0.18)	(0.20)	(0.02)	(0.22)	9.83	0.68%	0.60%	1.60%	(1.95%)	159,186	22%
4/1/2018 - 3/31/2019	11.24	0.20		(0.04)	0.16	(0.21)	(0.96)	(1.17)	10.23	0.68%	0.60%	1.83%	1.88%	121,012	30%
4/1/2017 - 3/31/2018	10.98	0.25		0.26	0.51	(0.25)	—	(0.25)	11.24	0.68%	0.60%	2.18%	4.60%	131,023	30%
4/1/2016 - 3/31/2017	10.63	0.19		0.52	0.71	(0.22)	(0.14)	(0.36)	10.98	0.68%	0.60%	1.70%	6.59%	136,881	57%
4/1/2015 - 3/31/2016	11.22	0.22		(0.43)	(0.21)	(0.28)	(0.10)	(0.38)	10.63	0.67%	0.60%	1.99%	(1.73%)	154,762	42%
Class C
4/1/2020 - 9/30/2020 (6)	$9.59	($0.04)		$1.30	$1.26	$—	$—	$—	$10.85	1.43%	1.35%	(0.77%)	13.14%	$47,557	21%
4/1/2019 - 3/31/2020	9.97	0.09		(0.35)	(0.26)	(0.10)	(0.02)	(0.12)	9.59	1.43%	1.35%	0.86%	(2.72%)	46,909	22%
4/1/2018 - 3/31/2019	11.00	0.11		(0.03)	0.08	(0.15)	(0.96)	(1.11)	9.97	1.43%	1.35%	1.08%	1.13%	111,233	30%
4/1/2017 - 3/31/2018	10.76	0.16		0.26	0.42	(0.18)	—	(0.18)	11.00	1.43%	1.35%	1.43%	3.89%	137,036	30%
4/1/2016 - 3/31/2017	10.44	0.10		0.51	0.61	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.79%	153,433	57%
4/1/2015 - 3/31/2016	11.05	0.13		(0.42)	(0.29)	(0.22)	(0.10)	(0.32)	10.44	1.42%	1.35%	1.24%	(2.51%)	173,137	42%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$9.88	$0.01		$1.34	$1.35	$—	$—	$—	$11.23	0.43%	0.35%	0.23%	13.66%	$9,362	21%
4/1/2019 - 3/31/2020	10.26	0.20		(0.35)	(0.15)	(0.21)	(0.02)	(0.23)	9.88	0.43%	0.35%	1.85%	(1.68%)	6,994	22%
4/1/2018 - 3/31/2019	11.26	0.22		(0.03)	0.19	(0.23)	(0.96)	(1.19)	10.26	0.43%	0.35%	2.08%	2.26%	6,893	30%
4/1/2017 - 3/31/2018	11.00	0.28		0.25	0.53	(0.27)	—	(0.27)	11.26	0.43%	0.35%	2.43%	4.79%	8,135	30%
4/1/2016 - 3/31/2017	10.65	0.21		0.52	0.73	(0.24)	(0.14)	(0.38)	11.00	0.43%	0.35%	1.95%	6.89%	5,404	57%
4/1/2015 - 3/31/2016	11.23	0.25		(0.43)	(0.18)	(0.30)	(0.10)	(0.40)	10.65	0.42%	0.35%	2.24%	(1.53%)	4,976	42%
Pacific Funds Portfolio Optimization Moderate-Conservative

Class A
4/1/2020 - 9/30/2020 (6)	$9.95	($0.00	)(7)	$1.78	$1.78	$—	$—	$—	$11.73	0.67%	0.60%	(0.04%)	17.89%	$264,981	14%
4/1/2019 - 3/31/2020	10.70	0.17		(0.66)	(0.49)	(0.22)	(0.04)	(0.26)	9.95	0.67%	0.60%	1.55%	(4.94%)	231,749	20%
4/1/2018 - 3/31/2019	12.58	0.18		(0.06)	0.12	(0.20)	(1.80)	(2.00)	10.70	0.68%	0.60%	1.55%	1.91%	199,827	45%
4/1/2017 - 3/31/2018	12.21	0.25		0.53	0.78	(0.27)	(0.14)	(0.41)	12.58	0.67%	0.60%	1.95%	6.36%	227,420	30%
4/1/2016 - 3/31/2017	11.73	0.20		0.79	0.99	(0.24)	(0.27)	(0.51)	12.21	0.67%	0.60%	1.68%	8.49%	236,725	53%
4/1/2015 - 3/31/2016	12.61	0.25		(0.50)	(0.25)	(0.29)	(0.34)	(0.63)	11.73	0.67%	0.60%	2.07%	(1.87%)	255,376	34%
Class C
4/1/2020 - 9/30/2020 (6)	$9.72	($0.04)		$1.73	$1.69	$—	$—	$—	$11.41	1.41%	1.35%	(0.79%)	17.39%	$48,928	14%
4/1/2019 - 3/31/2020	10.44	0.09		(0.66)	(0.57)	(0.11)	(0.04)	(0.15)	9.72	1.42%	1.35%	0.80%	(5.63%)	48,929	20%
4/1/2018 - 3/31/2019	12.34	0.09		(0.06)	0.03	(0.13)	(1.80)	(1.93)	10.44	1.43%	1.35%	0.80%	1.11%	136,522	45%
4/1/2017 - 3/31/2018	12.00	0.15		0.52	0.67	(0.19)	(0.14)	(0.33)	12.34	1.42%	1.35%	1.20%	5.60%	174,766	30%
4/1/2016 - 3/31/2017	11.56	0.11		0.77	0.88	(0.17)	(0.27)	(0.44)	12.00	1.42%	1.35%	0.93%	7.74%	200,105	53%
4/1/2015 - 3/31/2016	12.45	0.16		(0.48)	(0.32)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	221,192	34%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$10.00	$0.01		$1.79	$1.80	$—	$—	$—	$11.80	0.42%	0.35%	0.21%	18.00%	$6,565	14%
4/1/2019 - 3/31/2020	10.75	0.20		(0.67)	(0.47)	(0.24)	(0.04)	(0.28)	10.00	0.42%	0.35%	1.80%	(4.67%)	5,659	20%
4/1/2018 - 3/31/2019	12.62	0.21		(0.06)	0.15	(0.22)	(1.80)	(2.02)	10.75	0.42%	0.35%	1.80%	2.10%	7,701	45%
4/1/2017 - 3/31/2018	12.24	0.28		0.53	0.81	(0.29)	(0.14)	(0.43)	12.62	0.42%	0.35%	2.20%	6.62%	5,196	30%
4/1/2016 - 3/31/2017	11.75	0.23		0.79	1.02	(0.26)	(0.27)	(0.53)	12.24	0.42%	0.35%	1.93%	8.78%	4,895	53%
4/1/2015 - 3/31/2016	12.62	0.28		(0.49)	(0.21)	(0.32)	(0.34)	(0.66)	11.75	0.42%	0.35%	2.32%	(1.60%)	4,891	34%
Pacific Funds Portfolio Optimization Moderate

Class A
4/1/2020 - 9/30/2020 (6)	$10.60	($0.01)		$2.43	$2.42	$—	$—	$—	$13.02	0.64%	0.60%	(0.24%)	22.83%	$833,683	11%
4/1/2019 - 3/31/2020	12.01	0.17		(0.95)	(0.78)	(0.19)	(0.44)	(0.63)	10.60	0.66%	0.60%	1.38%	(7.24%)	714,447	19%
4/1/2018 - 3/31/2019	14.26	0.16		0.04	0.20	(0.23)	(2.22)	(2.45)	12.01	0.66%	0.60%	1.17%	2.49%	652,731	41%
4/1/2017 - 3/31/2018	13.67	0.20		0.94	1.14	(0.24)	(0.31)	(0.55)	14.26	0.66%	0.60%	1.40%	8.36%	690,689	36%
4/1/2016 - 3/31/2017	12.99	0.22		1.17	1.39	(0.24)	(0.47)	(0.71)	13.67	0.66%	0.60%	1.60%	10.94%	720,438	48%
4/1/2015 - 3/31/2016	14.20	0.25		(0.60)	(0.35)	(0.28)	(0.58)	(0.86)	12.99	0.66%	0.60%	1.85%	(2.50%)	771,853	35%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate (Continued)

Class C
4/1/2020 - 9/30/2020 (6)	$10.39	($0.06)		$2.39	$2.33	$—	$—	$—	$12.72	1.39%	1.35%	(0.99%)	22.43%	$149,556	11%
4/1/2019 - 3/31/2020	11.77	0.08		(0.94)	(0.86)	(0.08)	(0.44)	(0.52)	10.39	1.41%	1.35%	0.63%	(7.97%)	142,846	19%
4/1/2018 - 3/31/2019	14.04	0.05		0.06	0.11	(0.16)	(2.22)	(2.38)	11.77	1.41%	1.35%	0.42%	1.78%	381,170	41%
4/1/2017 - 3/31/2018	13.50	0.09		0.92	1.01	(0.16)	(0.31)	(0.47)	14.04	1.41%	1.35%	0.65%	7.47%	465,913	36%
4/1/2016 - 3/31/2017	12.85	0.11		1.17	1.28	(0.16)	(0.47)	(0.63)	13.50	1.41%	1.35%	0.85%	10.19%	515,691	48%
4/1/2015 - 3/31/2016	14.08	0.15		(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.85	1.41%	1.35%	1.10%	(3.22%)	554,661	35%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$10.64	$0.00	(7)	$2.46	$2.46	$—	$—	$—	$13.10	0.39%	0.35%	0.01%	23.12%	$29,833	11%
4/1/2019 - 3/31/2020	12.05	0.20		(0.96)	(0.76)	(0.21)	(0.44)	(0.65)	10.64	0.41%	0.35%	1.63%	(7.07%)	21,729	19%
4/1/2018 - 3/31/2019	14.29	0.19		0.04	0.23	(0.25)	(2.22)	(2.47)	12.05	0.41%	0.35%	1.42%	2.75%	26,959	41%
4/1/2017 - 3/31/2018	13.69	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	14.29	0.41%	0.35%	1.65%	8.54%	23,088	36%
4/1/2016 - 3/31/2017	13.00	0.25		1.18	1.43	(0.27)	(0.47)	(0.74)	13.69	0.41%	0.35%	1.85%	11.30%	17,983	48%
4/1/2015 - 3/31/2016	14.20	0.29		(0.60)	(0.31)	(0.31)	(0.58)	(0.89)	13.00	0.41%	0.35%	2.10%	(2.24%)	19,835	35%
Pacific Funds Portfolio Optimization Growth

Class A
4/1/2020 - 9/30/2020 (6)	$10.59	($0.02)		$2.93	$2.91	$—	$—	$—	$13.50	0.65%	0.60%	(0.39%)	27.48%	$659,588	9%
4/1/2019 - 3/31/2020	12.77	0.19		(1.45)	(1.26)	(0.22)	(0.70)	(0.92)	10.59	0.66%	0.60%	1.45%	(11.24%)	544,605	18%
4/1/2018 - 3/31/2019	15.46	0.12		0.13	0.25	(0.21)	(2.73)	(2.94)	12.77	0.66%	0.60%	0.84%	2.92%	529,247	53%
4/1/2017 - 3/31/2018	14.61	0.18		1.30	1.48	(0.23)	(0.40)	(0.63)	15.46	0.66%	0.60%	1.14%	10.10%	555,328	39%
4/1/2016 - 3/31/2017	13.74	0.22		1.54	1.76	(0.23)	(0.66)	(0.89)	14.61	0.67%	0.60%	1.55%	13.08%	560,395	43%
4/1/2015 - 3/31/2016	15.34	0.19		(0.69)	(0.50)	(0.23)	(0.87)	(1.10)	13.74	0.66%	0.60%	1.29%	(3.35%)	570,267	34%
Class C
4/1/2020 - 9/30/2020 (6)	$10.33	($0.07)		$2.84	$2.77	$—	$—	$—	$13.10	1.39%	1.35%	(1.14%)	26.82%	$112,879	9%
4/1/2019 - 3/31/2020	12.45	0.09		(1.41)	(1.32)	(0.10)	(0.70)	(0.80)	10.33	1.41%	1.35%	0.70%	(11.81%)	100,768	18%
4/1/2018 - 3/31/2019	15.18	0.01		0.13	0.14	(0.14)	(2.73)	(2.87)	12.45	1.42%	1.35%	0.08%	2.12%	271,000	53%
4/1/2017 - 3/31/2018	14.38	0.06		1.28	1.34	(0.14)	(0.40)	(0.54)	15.18	1.41%	1.35%	0.39%	9.29%	317,342	39%
4/1/2016 - 3/31/2017	13.55	0.11		1.53	1.64	(0.15)	(0.66)	(0.81)	14.38	1.42%	1.35%	0.80%	12.33%	347,447	43%
4/1/2015 - 3/31/2016	15.18	0.08		(0.69)	(0.61)	(0.15)	(0.87)	(1.02)	13.55	1.41%	1.35%	0.54%	(4.13%)	366,805	34%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$10.65	($0.01)		$2.94	$2.93	$—	$—	$—	$13.58	0.40%	0.35%	(0.14%)	27.51%	$17,864	9%
4/1/2019 - 3/31/2020	12.82	0.22		(1.45)	(1.23)	(0.24)	(0.70)	(0.94)	10.65	0.41%	0.35%	1.70%	(10.98%)	14,485	18%
4/1/2018 - 3/31/2019	15.51	0.16		0.12	0.28	(0.24)	(2.73)	(2.97)	12.82	0.41%	0.35%	1.09%	3.12%	19,458	53%
4/1/2017 - 3/31/2018	14.64	0.22		1.31	1.53	(0.26)	(0.40)	(0.66)	15.51	0.41%	0.35%	1.39%	10.42%	16,280	39%
4/1/2016 - 3/31/2017	13.76	0.26		1.54	1.80	(0.26)	(0.66)	(0.92)	14.64	0.42%	0.35%	1.80%	13.34%	13,275	43%
4/1/2015 - 3/31/2016	15.35	0.22		(0.68)	(0.46)	(0.26)	(0.87)	(1.13)	13.76	0.41%	0.35%	1.54%	(3.10%)	12,084	34%
Pacific Funds Portfolio Optimization Aggressive-Growth

Class A
4/1/2020 - 9/30/2020 (6)	$11.38	($0.04)		$3.55	$3.51	$—	$—	$—	$14.89	0.67%	0.60%	(0.54%)	30.76%	$238,370	15%
4/1/2019 - 3/31/2020	14.25	0.19		(1.89)	(1.70)	(0.23)	(0.94)	(1.17)	11.38	0.67%	0.60%	1.31%	(13.66%)	191,505	19%
4/1/2018 - 3/31/2019	17.03	0.10		0.25	0.35	(0.25)	(2.88)	(3.13)	14.25	0.68%	0.60%	0.61%	3.39%	193,470	55%
4/1/2017 - 3/31/2018	15.79	0.12		1.81	1.93	(0.20)	(0.49)	(0.69)	17.03	0.68%	0.60%	0.74%	12.17%	189,903	41%
4/1/2016 - 3/31/2017	14.70	0.19		1.96	2.15	(0.19)	(0.87)	(1.06)	15.79	0.68%	0.60%	1.25%	15.06%	179,825	41%
4/1/2015 - 3/31/2016	15.85	0.16		(0.85)	(0.69)	(0.28)	(0.18)	(0.46)	14.70	0.68%	0.60%	1.03%	(4.37%)	170,874	35%
Class C
4/1/2020 - 9/30/2020 (6)	$10.97	($0.09)		$3.41	$3.32	$—	$—	$—	$14.29	1.42%	1.35%	(1.29%)	30.27%	$41,389	15%
4/1/2019 - 3/31/2020	13.76	0.08		(1.82)	(1.74)	(0.11)	(0.94)	(1.05)	10.97	1.42%	1.35%	0.56%	(14.25%)	35,339	19%
4/1/2018 - 3/31/2019	16.59	(0.02)		0.24	0.22	(0.17)	(2.88)	(3.05)	13.76	1.43%	1.35%	(0.14%)	2.57%	85,434	55%
4/1/2017 - 3/31/2018	15.43	(0.00	)(7)	1.75	1.75	(0.10)	(0.49)	(0.59)	16.59	1.43%	1.35%	(0.01%)	11.39%	97,877	41%
4/1/2016 - 3/31/2017	14.41	0.07		1.93	2.00	(0.11)	(0.87)	(0.98)	15.43	1.43%	1.35%	0.50%	14.18%	99,582	41%
4/1/2015 - 3/31/2016	15.55	0.04		(0.83)	(0.79)	(0.17)	(0.18)	(0.35)	14.41	1.43%	1.35%	0.28%	(5.13%)	100,573	35%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued)

Advisor Class
4/1/2020 - 9/30/2020 (6)	$11.44	($0.02)	$3.55	$3.53	$—	$—		$—	$14.97	0.42%	0.35%	(0.30%)	30.86%	$12,887	15%
4/1/2019 - 3/31/2020	14.29	0.23	(1.89)	(1.66)	(0.25)	(0.94)		(1.19)	11.44	0.42%	0.35%	1.56%	(13.34%)	9,606	19%
4/1/2018 - 3/31/2019	17.07	0.14	0.23	0.37	(0.27)	(2.88)		(3.15)	14.29	0.43%	0.35%	0.86%	3.57%	10,860	55%
4/1/2017 - 3/31/2018	15.82	0.17	1.80	1.97	(0.23)	(0.49)		(0.72)	17.07	0.43%	0.35%	0.99%	12.48%	10,067	41%
4/1/2016 - 3/31/2017	14.71	0.23	1.97	2.20	(0.22)	(0.87)		(1.09)	15.82	0.43%	0.35%	1.50%	15.32%	7,166	41%
4/1/2015 - 3/31/2016	15.86	0.19	(0.84)	(0.65)	(0.32)	(0.18)		(0.50)	14.71	0.43%	0.35%	1.28%	(4.13%)	6,679	35%
Pacific Funds Ultra Short Income

Class I
4/1/2020 - 9/30/2020 (6)	$9.65	$0.07	$0.42	$0.49	($0.07)	$—		($0.07)	$10.07	0.79%	0.32%	1.30%	5.06%	$12,898	50%
6/28/2019 - 3/31/2020	10.00	0.17	(0.35)	(0.18)	(0.17)	(0.00	)(7)	(0.17)	9.65	0.87%	0.32%	2.27%	(1.81%)	12,273	81%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$9.65	$0.07	$0.42	$0.49	($0.07)	$—		($0.07)	$10.07	0.78%	0.32%	1.30%	5.06%	$19,280	50%
6/28/2019 - 3/31/2020	10.00	0.17	(0.35)	(0.18)	(0.17)	(0.00	)(7)	(0.17)	9.65	0.97%	0.32%	2.27%	(1.81%)	12,401	81%
Pacific Funds Short Duration Income

Class A
4/1/2020 - 9/30/2020 (6)	$10.05	$0.09	$0.50	$0.59	($0.09)	$—		($0.09)	$10.55	0.89%	0.75%	1.65%	5.85%	$156,841	40%
4/1/2019 - 3/31/2020	10.30	0.24	(0.25)	(0.01)	(0.24)	—		(0.24)	10.05	0.99%	0.75%	2.33%	(0.13%)	154,309	56%
4/1/2018 - 3/31/2019	10.24	0.26	0.05	0.31	(0.25)	—		(0.25)	10.30	1.03%	0.75%	2.57%	3.11%	118,935	50%
4/1/2017 - 3/31/2018	10.32	0.21	(0.09)	0.12	(0.20)	—		(0.20)	10.24	1.04%	0.75%	2.03%	1.18%	94,197	76%
4/1/2016 - 3/31/2017	10.26	0.18	0.06	0.24	(0.18)	—		(0.18)	10.32	1.05%	0.83%	1.77%	2.36%	66,901	86%
4/1/2015 - 3/31/2016	10.41	0.17	(0.15)	0.02	(0.17)	—		(0.17)	10.26	1.06%	0.85%	1.62%	0.15%	69,477	41%
Class C
4/1/2020 - 9/30/2020 (6)	$10.03	$0.05	$0.50	$0.55	($0.05)	$—		($0.05)	$10.53	1.64%	1.50%	0.90%	5.47%	$51,309	40%
4/1/2019 - 3/31/2020	10.28	0.16	(0.25)	(0.09)	(0.16)	—		(0.16)	10.03	1.74%	1.50%	1.58%	(0.87%)	48,816	56%
4/1/2018 - 3/31/2019	10.22	0.19	0.05	0.24	(0.18)	—		(0.18)	10.28	1.78%	1.50%	1.82%	2.35%	46,167	50%
4/1/2017 - 3/31/2018	10.30	0.13	(0.09)	0.04	(0.12)	—		(0.12)	10.22	1.79%	1.50%	1.28%	0.43%	44,337	76%
4/1/2016 - 3/31/2017	10.24	0.11	0.05	0.16	(0.10)	—		(0.10)	10.30	1.80%	1.58%	1.02%	1.60%	43,092	86%
4/1/2015 - 3/31/2016	10.39	0.09	(0.15)	(0.06)	(0.09)	—		(0.09)	10.24	1.81%	1.60%	0.87%	(0.58%)	44,180	41%
Class I
4/1/2020 - 9/30/2020 (6)	$10.03	$0.10	$0.51	$0.61	($0.10)	$—		($0.10)	$10.54	0.64%	0.50%	1.90%	6.10%	$119,529	40%
4/1/2019 - 3/31/2020	10.29	0.27	(0.26)	0.01	(0.27)	—		(0.27)	10.03	0.63%	0.50%	2.58%	0.03%	106,402	56%
4/1/2018 - 3/31/2019	10.22	0.29	0.06	0.35	(0.28)	—		(0.28)	10.29	0.63%	0.50%	2.82%	3.47%	83,436	50%
4/1/2017 - 3/31/2018	10.30	0.24	(0.09)	0.15	(0.23)	—		(0.23)	10.22	0.64%	0.50%	2.28%	1.43%	4,329	76%
4/1/2016 - 3/31/2017	10.25	0.21	0.05	0.26	(0.21)	—		(0.21)	10.30	0.65%	0.53%	2.06%	2.56%	3,407	86%
4/1/2015 - 3/31/2016	10.39	0.20	(0.14)	0.06	(0.20)	—		(0.20)	10.25	0.66%	0.55%	1.92%	0.54%	1,695	41%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$10.05	$0.10	$0.51	$0.61	($0.10)	$—		($0.10)	$10.56	0.64%	0.50%	1.90%	6.08%	$796,273	40%
4/1/2019 - 3/31/2020	10.31	0.27	(0.26)	0.01	(0.27)	—		(0.27)	10.05	0.73%	0.50%	2.58%	0.02%	717,804	56%
4/1/2018 - 3/31/2019	10.24	0.29	0.06	0.35	(0.28)	—		(0.28)	10.31	0.78%	0.50%	2.82%	3.46%	483,476	50%
4/1/2017 - 3/31/2018	10.32	0.24	(0.09)	0.15	(0.23)	—		(0.23)	10.24	0.79%	0.50%	2.28%	1.43%	272,268	76%
4/1/2016 - 3/31/2017	10.26	0.21	0.06	0.27	(0.21)	—		(0.21)	10.32	0.80%	0.57%	2.02%	2.62%	162,554	86%
4/1/2015 - 3/31/2016	10.41	0.19	(0.15)	0.04	(0.19)	—		(0.19)	10.26	0.81%	0.60%	1.87%	0.40%	129,455	41%
Pacific Funds Core Income

Class A
4/1/2020 - 9/30/2020 (6)	$10.60	$0.12	$0.81	$0.93	($0.12)	$—		($0.12)	$11.41	0.99%	0.85%	2.09%	8.78%	$158,760	60%
4/1/2019 - 3/31/2020	10.52	0.29	0.08	0.37	(0.29)	—		(0.29)	10.60	1.09%	0.85%	2.70%	3.51%	140,650	70%
4/1/2018 - 3/31/2019	10.45	0.33	0.07	0.40	(0.33)	—		(0.33)	10.52	1.13%	0.85%	3.22%	3.99%	82,136	93%
4/1/2017 - 3/31/2018	10.51	0.28	(0.06)	0.22	(0.28)	—		(0.28)	10.45	1.12%	0.85%	2.62%	2.05%	132,006	91%
4/1/2016 - 3/31/2017	10.45	0.28	0.06	0.34	(0.28)	—		(0.28)	10.51	1.13%	0.93%	2.63%	3.23%	160,226	82%
4/1/2015 - 3/31/2016	10.79	0.31	(0.34)	(0.03)	(0.31)	—		(0.31)	10.45	1.14%	0.95%	2.92%	(0.27%)	196,297	74%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Core Income (Continued)

Class C
4/1/2020 - 9/30/2020 (6)	$10.60	$0.08	$0.81	$0.89	($0.08)	$—	($0.08)	$11.41	1.74%	1.60%	1.34%	8.37%	$61,686	60%
4/1/2019 - 3/31/2020	10.52	0.21	0.08	0.29	(0.21)	—	(0.21)	10.60	1.84%	1.60%	1.95%	2.73%	58,397	70%
4/1/2018 - 3/31/2019	10.46	0.26	0.06	0.32	(0.26)	—	(0.26)	10.52	1.88%	1.60%	2.47%	3.11%	81,309	93%
4/1/2017 - 3/31/2018	10.51	0.20	(0.05)	0.15	(0.20)	—	(0.20)	10.46	1.87%	1.60%	1.87%	1.38%	101,156	91%
4/1/2016 - 3/31/2017	10.45	0.20	0.06	0.26	(0.20)	—	(0.20)	10.51	1.88%	1.68%	1.88%	2.46%	120,546	82%
4/1/2015 - 3/31/2016	10.79	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)	10.45	1.89%	1.70%	2.17%	(1.03%)	140,657	74%
Class I
4/1/2020 - 9/30/2020 (6)	$10.61	$0.13	$0.82	$0.95	($0.14)	$—	($0.14)	$11.42	0.74%	0.55%	2.39%	8.93%	$78,879	60%
4/1/2019 - 3/31/2020	10.53	0.33	0.07	0.40	(0.32)	—	(0.32)	10.61	0.73%	0.55%	3.00%	3.81%	60,355	70%
4/1/2018 - 3/31/2019	10.46	0.36	0.08	0.44	(0.37)	—	(0.37)	10.53	0.73%	0.55%	3.52%	4.30%	26,394	93%
4/1/2017 - 3/31/2018	10.52	0.31	(0.06)	0.25	(0.31)	—	(0.31)	10.46	0.72%	0.55%	2.92%	2.35%	4,339	91%
4/1/2016 - 3/31/2017	10.46	0.31	0.06	0.37	(0.31)	—	(0.31)	10.52	0.73%	0.62%	2.93%	3.54%	4,563	82%
4/1/2015 - 3/31/2016	10.80	0.34	(0.34)	0.00	(0.34)	—	(0.34)	10.46	0.74%	0.65%	3.22%	0.03%	3,585	74%
Class P
4/1/2020 - 9/30/2020 (6)	$10.64	$0.14	$0.82	$0.96	($0.14)	$—	($0.14)	$11.46	0.74%	0.55%	2.39%	9.00%	$46,132	60%
4/1/2019 - 3/31/2020	10.56	0.33	0.08	0.41	(0.33)	—	(0.33)	10.64	0.73%	0.55%	3.00%	3.80%	31,831	70%
4/1/2018 - 3/31/2019	10.49	0.37	0.07	0.44	(0.37)	—	(0.37)	10.56	0.73%	0.55%	3.52%	4.29%	40,570	93%
4/1/2017 - 3/31/2018	10.55	0.31	(0.07)	0.24	(0.30)	—	(0.30)	10.49	0.72%	0.60%	2.87%	2.29%	66,750	91%
4/1/2016 - 3/31/2017	10.49	0.30	0.06	0.36	(0.30)	—	(0.30)	10.55	0.73%	0.70%	2.86%	3.46%	122,260	82%
4/27/2015 - 3/31/2016	10.88	0.31	(0.39)	(0.08)	(0.31)	—	(0.31)	10.49	0.74%	0.70%	3.17%	(0.75%)	15,964	74%

Advisor Class
4/1/2020 - 9/30/2020 (6)	$10.62	$0.13	$0.83	$0.96	($0.14)	$—	($0.14)	$11.44	0.74%	0.55%	2.39%	9.02%	$820,164	60%
4/1/2019 - 3/31/2020	10.54	0.33	0.08	0.41	(0.33)	—	(0.33)	10.62	0.84%	0.55%	3.00%	3.81%	679,287	70%
4/1/2018 - 3/31/2019	10.48	0.36	0.07	0.43	(0.37)	—	(0.37)	10.54	0.88%	0.55%	3.52%	4.19%	393,645	93%
4/1/2017 - 3/31/2018	10.53	0.31	(0.05)	0.26	(0.31)	—	(0.31)	10.48	0.87%	0.55%	2.92%	2.45%	388,730	91%
4/1/2016 - 3/31/2017	10.47	0.31	0.05	0.36	(0.30)	—	(0.30)	10.53	0.88%	0.66%	2.90%	3.50%	337,844	82%
4/1/2015 - 3/31/2016	10.81	0.33	(0.34)	(0.01)	(0.33)	—	(0.33)	10.47	0.89%	0.70%	3.17%	(0.02%)	249,677	74%
Pacific Funds Strategic Income

Class A
4/1/2020 - 9/30/2020 (6)	$9.72	$0.21	$1.32	$1.53	($0.21)	$—	($0.21)	$11.04	1.09%	0.95%	3.82%	15.78%	$83,159	54%
4/1/2019 - 3/31/2020	10.60	0.43	(0.88)	(0.45)	(0.43)	—	(0.43)	9.72	1.19%	0.95%	3.94%	(4.58%)	71,510	98%
4/1/2018 - 3/31/2019	10.71	0.47	(0.11)	0.36	(0.47)	—	(0.47)	10.60	1.23%	0.95%	4.43%	3.43%	61,503	99%
4/1/2017 - 3/31/2018	10.68	0.40	0.02	0.42	(0.39)	—	(0.39)	10.71	1.23%	0.95%	3.70%	3.95%	71,948	94%
4/1/2016 - 3/31/2017	10.09	0.39	0.59	0.98	(0.39)	—	(0.39)	10.68	1.25%	1.02%	3.71%	9.82%	66,765	116%
4/1/2015 - 3/31/2016	10.75	0.43	(0.66)	(0.23)	(0.43)	—	(0.43)	10.09	1.26%	1.05%	4.20%	(2.17%)	52,218	94%
Class C
4/1/2020 - 9/30/2020 (6)	$9.69	$0.17	$1.32	$1.49	($0.17)	$—	($0.17)	$11.01	1.84%	1.65%	3.13%	15.42%	$66,473	54%
4/1/2019 - 3/31/2020	10.58	0.35	(0.89)	(0.54)	(0.35)	—	(0.35)	9.69	1.94%	1.65%	3.24%	(5.35%)	63,134	98%
4/1/2018 - 3/31/2019	10.69	0.39	(0.11)	0.28	(0.39)	—	(0.39)	10.58	1.98%	1.65%	3.73%	2.73%	58,634	99%
4/1/2017 - 3/31/2018	10.66	0.32	0.02	0.34	(0.31)	—	(0.31)	10.69	1.98%	1.65%	3.00%	3.25%	57,389	94%
4/1/2016 - 3/31/2017	10.07	0.31	0.59	0.90	(0.31)	—	(0.31)	10.66	2.00%	1.76%	2.97%	9.03%	50,016	116%
4/1/2015 - 3/31/2016	10.73	0.36	(0.67)	(0.31)	(0.35)	—	(0.35)	10.07	2.01%	1.80%	3.45%	(2.90%)	44,196	94%
Class I
4/1/2020 - 9/30/2020 (6)	$9.66	$0.22	$1.31	$1.53	($0.22)	$—	($0.22)	$10.97	0.84%	0.65%	4.12%	15.95%	$20,842	54%
4/1/2019 - 3/31/2020	10.54	0.46	(0.88)	(0.42)	(0.46)	—	(0.46)	9.66	0.83%	0.65%	4.24%	(4.32%)	16,622	98%
4/1/2018 - 3/31/2019	10.65	0.50	(0.11)	0.39	(0.50)	—	(0.50)	10.54	0.83%	0.65%	4.73%	3.77%	5,750	99%
4/1/2017 - 3/31/2018	10.62	0.43	0.02	0.45	(0.42)	—	(0.42)	10.65	0.83%	0.65%	4.00%	4.28%	3,882	94%
4/1/2016 - 3/31/2017	10.03	0.42	0.59	1.01	(0.42)	—	(0.42)	10.62	0.85%	0.71%	4.01%	10.20%	2,446	116%
4/1/2015 - 3/31/2016	10.70	0.46	(0.67)	(0.21)	(0.46)	—	(0.46)	10.03	0.86%	0.75%	4.50%	(1.98%)	948	94%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income (Continued)

Advisor Class
4/1/2020 - 9/30/2020 (6)	$9.72	$0.22	$1.32	$1.54	($0.22)	$—	($0.22)	$11.04	0.84%	0.70%		4.07%	15.92%	$570,041	54%
4/1/2019 - 3/31/2020	10.60	0.45	(0.87)	(0.42)	(0.46)	—	(0.46)	9.72	0.94%	0.70%		4.19%	(4.34%)	491,221	98%
4/1/2018 - 3/31/2019	10.71	0.49	(0.11)	0.38	(0.49)	—	(0.49)	10.60	0.98%	0.70%		4.68%	3.70%	456,428	99%
4/1/2017 - 3/31/2018	10.68	0.43	0.02	0.45	(0.42)	—	(0.42)	10.71	0.98%	0.70%		3.95%	4.21%	405,200	94%
4/1/2016 - 3/31/2017	10.09	0.42	0.58	1.00	(0.41)	—	(0.41)	10.68	1.00%	0.77%		3.96%	10.09%	217,482	116%
4/1/2015 - 3/31/2016	10.76	0.46	(0.68)	(0.22)	(0.45)	—	(0.45)	10.09	1.01%	0.80%		4.45%	(2.01%)	115,565	94%
Pacific Funds Floating Rate Income

Class A
4/1/2020 - 9/30/2020 (6)	$8.80	$0.17	$0.70	$0.87	($0.17)	$—	($0.17)	$9.50	1.18%	1.03	%(8)	3.65%	9.92%	$168,254	50%
4/1/2019 - 3/31/2020	9.88	0.46	(1.08)	(0.62)	(0.46)	—	(0.46)	8.80	1.27%	1.02%		4.64%	(6.69%)	162,511	116%
4/1/2018 - 3/31/2019	10.12	0.49	(0.24)	0.25	(0.49)	—	(0.49)	9.88	1.29%	1.01%		4.92%	2.57%	202,929	122%
4/1/2017 - 3/31/2018	10.15	0.42	(0.04)	0.38	(0.41)	—	(0.41)	10.12	1.28%	1.01%		4.11%	3.85%	209,034	158%
4/1/2016 - 3/31/2017	9.76	0.42	0.38	0.80	(0.41)	—	(0.41)	10.15	1.30%	1.09%		4.21%	8.32%	207,238	168%
4/1/2015 - 3/31/2016	10.08	0.39	(0.32)	0.07	(0.39)	—	(0.39)	9.76	1.30%	1.12%		3.92%	0.72%	191,376	99%
Class C
4/1/2020 - 9/30/2020 (6)	$8.79	$0.14	$0.70	$0.84	($0.14)	$—	($0.14)	$9.49	1.93%	1.73	%(8)	2.95%	9.54%	$92,389	50%
4/1/2019 - 3/31/2020	9.86	0.39	(1.08)	(0.69)	(0.38)	—	(0.38)	8.79	2.03%	1.72%		3.94%	(7.31%)	102,846	116%
4/1/2018 - 3/31/2019	10.10	0.42	(0.24)	0.18	(0.42)	—	(0.42)	9.86	2.04%	1.71%		4.22%	1.86%	197,081	122%
4/1/2017 - 3/31/2018	10.13	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.10	2.03%	1.71%		3.41%	3.14%	191,239	158%
4/1/2016 - 3/31/2017	9.74	0.35	0.37	0.72	(0.33)	—	(0.33)	10.13	2.05%	1.83%		3.47%	7.54%	180,612	168%
4/1/2015 - 3/31/2016	10.06	0.31	(0.31)	0.00	(0.32)	—	(0.32)	9.74	2.05%	1.87%		3.17%	(0.04%)	161,326	99%
Class I
4/1/2020 - 9/30/2020 (6)	$8.81	$0.19	$0.69	$0.88	($0.18)	$—	($0.18)	$9.51	0.92%	0.73	%(8)	3.95%	10.08%	$675,857	50%
4/1/2019 - 3/31/2020	9.90	0.49	(1.09)	(0.60)	(0.49)	—	(0.49)	8.81	0.91%	0.72%		4.94%	(6.49%)	415,170	116%
4/1/2018 - 3/31/2019	10.14	0.52	(0.23)	0.29	(0.53)	—	(0.53)	9.90	0.90%	0.71%		5.22%	2.88%	497,335	122%
4/1/2017 - 3/31/2018	10.16	0.45	(0.03)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.71%		4.41%	4.25%	294,352	158%
4/1/2016 - 3/31/2017	9.77	0.45	0.38	0.83	(0.44)	—	(0.44)	10.16	0.89%	0.78%		4.52%	8.63%	249,811	168%
4/1/2015 - 3/31/2016	10.09	0.42	(0.32)	0.10	(0.42)	—	(0.42)	9.77	0.90%	0.82%		4.22%	1.02%	91,984	99%
Class P
4/1/2020 - 9/30/2020 (6)	$8.81	$0.18	$0.70	$0.88	($0.18)	$—	($0.18)	$9.51	0.93%	0.73	%(8)	3.95%	10.07%	$8,922	50%
4/1/2019 - 3/31/2020	9.90	0.49	(1.09)	(0.60)	(0.49)	—	(0.49)	8.81	0.91%	0.72%		4.95%	(6.49%)	7,900	116%
4/1/2018 - 3/31/2019	10.14	0.53	(0.25)	0.28	(0.52)	—	(0.52)	9.90	0.89%	0.71%		5.22%	2.87%	32,176	122%
4/1/2017 - 3/31/2018	10.16	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.76%		4.36%	4.20%	64,557	158%
4/1/2016 - 3/31/2017	9.76	0.45	0.38	0.83	(0.43)	—	(0.43)	10.16	0.89%	0.87%		4.43%	8.56%	78,660	168%
4/1/2015 - 3/31/2016	10.09	0.41	(0.33)	0.08	(0.41)	—	(0.41)	9.76	0.90%	0.87%		4.17%	0.97%	568	99%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$8.83	$0.18	$0.70	$0.88	($0.18)	$—	($0.18)	$9.53	0.93%	0.78	%(8)	3.90%	10.03%	$545,374	50%
4/1/2019 - 3/31/2020	9.92	0.48	(1.09)	(0.61)	(0.48)	—	(0.48)	8.83	1.03%	0.77%		4.89%	(6.52%)	506,347	116%
4/1/2018 - 3/31/2019	10.16	0.52	(0.24)	0.28	(0.52)	—	(0.52)	9.92	1.04%	0.76%		5.17%	2.83%	830,452	122%
4/1/2017 - 3/31/2018	10.18	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.16	1.03%	0.76%		4.36%	4.20%	715,700	158%
4/1/2016 - 3/31/2017	9.79	0.45	0.37	0.82	(0.43)	—	(0.43)	10.18	1.04%	0.83%		4.47%	8.56%	450,761	168%
4/1/2015 - 3/31/2016	10.11	0.41	(0.32)	0.09	(0.41)	—	(0.41)	9.79	1.05%	0.87%		4.17%	0.96%	231,437	99%
Pacific Funds High Income

Class A
4/1/2020 - 9/30/2020 (6)	$8.75	$0.27	$1.09	$1.36	($0.27)	$—	($0.27)	$9.84	1.14%	0.95%		5.55%	15.65%	$8,388	28%
4/1/2019 - 3/31/2020	10.07	0.52	(1.33)	(0.81)	(0.51)	—	(0.51)	8.75	1.24%	0.95%		5.11%	(8.61%)	7,227	63%
4/1/2018 - 3/31/2019	10.23	0.55	(0.16)	0.39	(0.55)	—	(0.55)	10.07	1.31%	0.95%		5.48%	3.97%	5,174	64%
4/1/2017 - 3/31/2018	10.29	0.50	(0.03)	0.47	(0.53)	—	(0.53)	10.23	1.46%	0.95%		4.82%	4.66%	5,463	72%
4/1/2016 - 3/31/2017	9.44	0.48	0.92	1.40	(0.55)	—	(0.55)	10.29	1.32%	1.03%		4.81%	15.16%	5,626	61%
4/1/2015 - 3/31/2016	10.48	0.50	(1.10)	(0.60)	(0.44)	—	(0.44)	9.44	1.28%	1.05%		5.05%	(5.79%)	10,391	54%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds High Income (Continued)

Class C
4/1/2020 - 9/30/2020 (6)	$8.74	$0.23	$1.08	$1.31	($0.23)	$—	($0.23)	$9.82	1.89%	1.65%	4.85%	15.14%	$1,685	28%
4/1/2019 - 3/31/2020	10.06	0.45	(1.33)	(0.88)	(0.44)	—	(0.44)	8.74	2.00%	1.65%	4.41%	(9.28%)	2,007	63%
4/1/2018 - 3/31/2019	10.21	0.48	(0.15)	0.33	(0.48)	—	(0.48)	10.06	2.06%	1.65%	4.78%	3.35%	3,726	64%
4/1/2017 - 3/31/2018	10.28	0.43	(0.04)	0.39	(0.46)	—	(0.46)	10.21	2.21%	1.65%	4.12%	3.84%	4,418	72%
4/1/2016 - 3/31/2017	9.43	0.41	0.92	1.33	(0.48)	—	(0.48)	10.28	2.07%	1.76%	4.07%	14.36%	4,802	61%
4/1/2015 - 3/31/2016	10.47	0.43	(1.10)	(0.67)	(0.37)	—	(0.37)	9.43	2.03%	1.80%	4.30%	(6.52%)	4,324	54%
Class I
4/1/2020 - 9/30/2020 (6)	$8.66	$0.28	$1.08	$1.36	($0.28)	$—	($0.28)	$9.74	0.89%	0.70%	5.80%	15.70%	$63	28%
4/1/2019 - 3/31/2020	9.98	0.54	(1.33)	(0.79)	(0.53)	—	(0.53)	8.66	0.88%	0.70%	5.36%	(8.36%)	54	63%
4/1/2018 - 3/31/2019	10.14	0.57	(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%	5.73%	4.27%	175	64%
4/1/2017 - 3/31/2018	10.21	0.52	(0.02)	0.50	(0.57)	—	(0.57)	10.14	1.07%	0.70%	5.07%	4.95%	211	72%
4/1/2016 - 3/31/2017	9.37	0.51	0.91	1.42	(0.58)	—	(0.58)	10.21	0.90%	0.73%	5.10%	15.52%	5,204	61%
4/1/2015 - 3/31/2016	10.41	0.54	(1.11)	(0.57)	(0.47)	—	(0.47)	9.37	0.88%	0.75%	5.35%	(5.57%)	58	54%
Class P
4/1/2020 - 9/30/2020 (6)	$8.66	$0.27	$1.09	$1.36	($0.28)	$—	($0.28)	$9.74	0.89%	0.70%	5.80%	15.84%	$157,385	28%
4/1/2019 - 3/31/2020	9.98	0.54	(1.33)	(0.79)	(0.53)	—	(0.53)	8.66	0.88%	0.70%	5.36%	(8.46%)	120,807	63%
4/1/2018 - 3/31/2019	10.14	0.57	(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%	5.73%	4.27%	113,317	64%
4/1/2017 - 3/31/2018	10.20	0.52	(0.02)	0.50	(0.56)	—	(0.56)	10.14	1.06%	0.73%	5.04%	4.92%	68,844	72%
4/1/2016 - 3/31/2017	9.36	0.49	0.93	1.42	(0.58)	—	(0.58)	10.20	0.95%	0.80%	5.04%	15.47%	10,554	61%
4/1/2015 - 3/31/2016	10.40	0.52	(1.09)	(0.57)	(0.47)	—	(0.47)	9.36	0.88%	0.80%	5.30%	(5.60%)	113,998	54%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$8.76	$0.28	$1.09	$1.37	($0.28)	$—	($0.28)	$9.85	0.89%	0.70%	5.80%	15.77%	$3,355	28%
4/1/2019 - 3/31/2020	10.08	0.54	(1.33)	(0.79)	(0.53)	—	(0.53)	8.76	1.00%	0.70%	5.36%	(8.38%)	3,329	63%
4/1/2018 - 3/31/2019	10.24	0.58	(0.17)	0.41	(0.57)	—	(0.57)	10.08	1.06%	0.70%	5.73%	4.23%	3,669	64%
4/1/2017 - 3/31/2018	10.30	0.53	(0.03)	0.50	(0.56)	—	(0.56)	10.24	1.21%	0.70%	5.07%	4.91%	2,503	72%
4/1/2016 - 3/31/2017	9.44	0.51	0.93	1.44	(0.58)	—	(0.58)	10.30	1.06%	0.77%	5.07%	15.58%	2,304	61%
4/1/2015 - 3/31/2016	10.49	0.53	(1.12)	(0.59)	(0.46)	—	(0.46)	9.44	1.03%	0.80%	5.30%	(5.66%)	1,666	54%
Pacific Funds Large-Cap Value (9)

Class A
4/1/2020 - 9/30/2020 (6)	$8.35	$0.07	$1.59	$1.66	$—	$—	$—	$10.01	1.53%	1.00%	1.46%	19.88%	$5,325	19%
4/1/2019 - 3/31/2020	10.89	0.15	(1.55)	(1.40)	(0.15)	(0.99)	(1.14)	8.35	1.49%	1.02%	1.39%	(15.34%)	3,892	53%
4/1/2018 - 3/31/2019	11.34	0.14	0.18	0.32	(0.13)	(0.64)	(0.77)	10.89	1.46%	1.10%	1.27%	3.14%	4,353	39%
4/1/2017 - 3/31/2018	10.75	0.11	0.86	0.97	(0.13)	(0.25)	(0.38)	11.34	1.47%	1.10%	0.96%	9.03%	3,304	50%
4/1/2016 - 3/31/2017	9.46	0.14	1.27	1.41	(0.10)	(0.02)	(0.12)	10.75	1.79%	1.10%	1.35%	14.92%	2,572	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.45	0.49	—	—	—	9.46	10.34%	1.10%	1.92%	5.46%	499	48%
Class C
4/1/2020 - 9/30/2020 (6)	$8.29	$0.03	$1.58	$1.61	$—	$—	$—	$9.90	2.28%	1.75%	0.72%	19.42%	$2,820	19%
4/1/2019 - 3/31/2020	10.83	0.07	(1.55)	(1.48)	(0.07)	(0.99)	(1.06)	8.29	2.24%	1.77%	0.64%	(16.01%)	2,394	53%
4/1/2018 - 3/31/2019	11.25	0.06	0.19	0.25	(0.03)	(0.64)	(0.67)	10.83	2.21%	1.85%	0.53%	2.40%	3,475	39%
4/1/2017 - 3/31/2018	10.69	0.02	0.86	0.88	(0.07)	(0.25)	(0.32)	11.25	2.22%	1.85%	0.21%	8.16%	4,327	50%
4/1/2016 - 3/31/2017	9.45	0.06	1.26	1.32	(0.06)	(0.02)	(0.08)	10.69	2.54%	1.85%	0.60%	14.03%	3,056	65%
1/11/2016 - 3/31/2016	8.97	0.02	0.46	0.48	—	—	—	9.45	11.09%	1.85%	1.17%	5.35%	477	48%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$8.39	$0.08	$1.59	$1.67	$—	$—	$—	$10.06	1.28%	0.75%	1.71%	19.91%	$10,973	19%
4/1/2019 - 3/31/2020	10.93	0.18	(1.55)	(1.37)	(0.18)	(0.99)	(1.17)	8.39	1.23%	0.77%	1.64%	(15.09%)	8,667	53%
4/1/2018 - 3/31/2019	11.37	0.17	0.19	0.36	(0.16)	(0.64)	(0.80)	10.93	1.21%	0.85%	1.53%	3.47%	9,799	39%
4/1/2017 - 3/31/2018	10.78	0.14	0.87	1.01	(0.17)	(0.25)	(0.42)	11.37	1.22%	0.85%	1.21%	9.33%	19,624	50%
4/1/2016 - 3/31/2017	9.47	0.16	1.26	1.42	(0.09)	(0.02)	(0.11)	10.78	1.54%	0.85%	1.60%	15.10%	24,779	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.46	0.50	—	—	—	9.47	10.09%	0.85%	2.17%	5.57%	777	48%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Large-Cap Value (Continued) (9)

Class R6
4/1/2020 - 9/30/2020 (6)	$8.31	$0.09		$1.58	$1.67	$—		$—	$—	$9.98	1.28%	0.65%	1.81%	20.10%	$1,469	19%
4/1/2019 - 3/31/2020	10.84	0.19		(1.54)	(1.35)	(0.19)		(0.99)	(1.18)	8.31	1.14%	0.67%	1.74%	(15.05%)	1,019	53%
4/1/2018 - 3/31/2019	11.34	0.19		0.15	0.34	(0.20)		(0.64)	(0.84)	10.84	1.06%	0.75%	1.63%	3.39%	832	39%
4/1/2017 - 3/31/2018	10.75	0.15		0.86	1.01	(0.17)		(0.25)	(0.42)	11.34	1.07%	0.75%	1.31%	9.36%	1,963	50%
4/1/2016 - 3/31/2017	9.47	0.17		1.28	1.45	(0.15)		(0.02)	(0.17)	10.75	1.39%	0.75%	1.70%	15.35%	1,365	65%
1/11/2016 - 3/31/2016	8.97	0.04		0.46	0.50	—		—	—	9.47	9.93%	0.75%	2.27%	5.57%	210	48%
Pacific Funds Small/Mid-Cap (9)

Class A
4/1/2020 - 9/30/2020 (6)	$9.52	($0.00	)(7)	$2.52	$2.52	$—		$—	$—	$12.04	1.26%	1.20%	(0.04%)	26.47%	$15,984	29%
4/1/2019 - 3/31/2020	13.02	(0.00	)(7)	(3.47)	(3.47)	(0.03)		—	(0.03)	9.52	1.37%	1.23%	(0.03%)	(26.71%)	14,379	36%
4/1/2018 - 3/31/2019	13.23	(0.02)		0.16	0.14	—		(0.35)	(0.35)	13.02	1.48%	1.30%	(0.11%)	1.19%	21,872	33%
4/1/2017 - 3/31/2018	11.93	(0.04)		1.35	1.31	—		(0.01)	(0.01)	13.23	1.51%	1.30%	(0.28%)	11.02%	21,131	23%
4/1/2016 - 3/31/2017	9.93	(0.02)		2.05	2.03	—		(0.03)	(0.03)	11.93	1.71%	1.30%	(0.19%)	20.44%	18,360	45%
1/11/2016 - 3/31/2016	9.33	0.00	(7)	0.60	0.60	—		—	—	9.93	5.43%	1.30%	0.07%	6.43%	2,254	11%
Class C
4/1/2020 - 9/30/2020 (6)	$9.24	($0.04)		$2.44	$2.40	$—		$—	$—	$11.64	2.01%	1.95%	(0.79%)	25.97%	$8,581	29%
4/1/2019 - 3/31/2020	12.70	(0.10)		(3.36)	(3.46)	—		—	—	9.24	2.13%	1.98%	(0.78%)	(27.24%)	9,277	36%
4/1/2018 - 3/31/2019	13.01	(0.11)		0.15	0.04	—		(0.35)	(0.35)	12.70	2.23%	2.05%	(0.87%)	0.43%	16,875	33%
4/1/2017 - 3/31/2018	11.81	(0.13)		1.34	1.21	—		(0.01)	(0.01)	13.01	2.26%	2.05%	(1.03%)	10.28%	15,458	23%
4/1/2016 - 3/31/2017	9.91	(0.10)		2.03	1.93	—		(0.03)	(0.03)	11.81	2.46%	2.05%	(0.94%)	19.47%	7,383	45%
1/11/2016 - 3/31/2016	9.33	(0.01)		0.59	0.58	—		—	—	9.91	6.18%	2.05%	(0.68%)	6.22%	527	11%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$9.58	$0.01		$2.55	$2.56	$—		$—	$—	$12.14	1.01%	0.95%	0.20%	26.72%	$239,031	29%
4/1/2019 - 3/31/2020	13.11	0.03		(3.50)	(3.47)	(0.06)		—	(0.06)	9.58	1.12%	0.98%	0.22%	(26.61%)	214,344	36%
4/1/2018 - 3/31/2019	13.28	0.02		0.16	0.18	(0.00	)(7)	(0.35)	(0.35)	13.11	1.23%	1.05%	0.13%	1.50%	328,171	33%
4/1/2017 - 3/31/2018	11.94	0.00	(7)	1.35	1.35	—		(0.01)	(0.01)	13.28	1.26%	1.05%	(0.03%)	11.34%	176,897	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.46%	1.05%	0.06%	20.73%	70,260	45%
1/11/2016 - 3/31/2016	9.33	0.01		0.58	0.59	—		—	—	9.92	5.18%	1.05%	0.32%	6.32%	1,965	11%
Class R6
4/1/2020 - 9/30/2020 (6)	$9.59	$0.02		$2.55	$2.57	$—		$—	$—	$12.16	1.01%	0.88%	0.27%	26.80%	$1,322	29%
4/1/2019 - 3/31/2020	13.12	0.04		(3.50)	(3.46)	(0.07)		—	(0.07)	9.59	1.01%	0.93%	0.27%	(26.57%)	4,802	36%
4/1/2018 - 3/31/2019	13.29	0.02		0.16	0.18	(0.00	)(7)	(0.35)	(0.35)	13.12	1.08%	1.00%	0.19%	1.52%	6,422	33%
4/1/2017 - 3/31/2018	11.94	0.00	(7)	1.36	1.36	—		(0.01)	(0.01)	13.29	1.11%	1.00%	0.02%	11.43%	9,977	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.31%	1.00%	0.11%	20.78%	8,531	45%
12/1/2015 - 3/31/2016	10.48	0.01		(0.49)	(0.48)	(0.03)		(0.05)	(0.08)	9.92	9.62%	1.00%	0.37%	(4.55%)	711	11%
12/31/2014 - 11/30/2015	10.00	0.01		0.47	0.48	—		—	—	10.48	29.84%	1.00%	0.12%	4.80%	524	30%
Pacific Funds Small-Cap (9)

Class A
4/1/2020 - 9/30/2020 (6)	$8.56	($0.01)		$2.44	$2.43	$—		$—	$—	$10.99	1.98%	1.20%	(0.12%)	28.39%	$1,392	32%
4/1/2019 - 3/31/2020	12.12	(0.03)		(3.51)	(3.54)	(0.02)		—	(0.02)	8.56	1.73%	1.23%	(0.21%)	(29.27%)	3,343	42%
4/1/2018 - 3/31/2019	12.86	(0.03)		(0.06)	(0.09)	—		(0.65)	(0.65)	12.12	1.72%	1.30%	(0.21%)	(0.53%)	4,986	56%
4/1/2017 - 3/31/2018	11.77	(0.02)		1.33	1.31	(0.01)		(0.21)	(0.22)	12.86	1.89%	1.30%	(0.16%)	11.17%	2,367	62%
4/1/2016 - 3/31/2017	9.68	(0.00	)(7)	2.19	2.19	(0.10)		—	(0.10)	11.77	3.44%	1.30%	(0.04%)	22.70%	1,759	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—		—	—	9.68	17.67%	1.30%	0.31%	6.37%	324	27%
Class C
4/1/2020 - 9/30/2020 (6)	$8.38	($0.04)		$2.37	$2.33	$—		$—	$—	$10.71	2.74%	1.95%	(0.87%)	27.81%	$468	32%
4/1/2019 - 3/31/2020	11.94	(0.11)		(3.45)	(3.56)	—		—	—	8.38	2.48%	1.98%	(0.96%)	(29.82%)	538	42%
4/1/2018 - 3/31/2019	12.76	(0.12)		(0.05)	(0.17)	—		(0.65)	(0.65)	11.94	2.47%	2.05%	(0.96%)	(1.17%)	902	56%
4/1/2017 - 3/31/2018	11.76	(0.11)		1.32	1.21	—		(0.21)	(0.21)	12.76	2.64%	2.05%	(0.91%)	10.32%	797	62%
4/1/2016 - 3/31/2017	9.66	(0.09)		2.19	2.10	—		—	—	11.76	4.19%	2.05%	(0.79%)	21.74%	641	62%
1/11/2016 - 3/31/2016	9.10	(0.01)		0.57	0.56	—		—	—	9.66	18.42%	2.05%	(0.44%)	6.15%	130	27%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap (Continued) (9)

Advisor Class
4/1/2020 - 9/30/2020 (6)	$8.71	$0.01		$2.47	$2.48	$—	$—	$—	$11.19	1.74%	0.95%	0.13%	28.47%	$9,135	32%
4/1/2019 - 3/31/2020	12.32	0.00	(7)	(3.57)	(3.57)	(0.04)	—	(0.04)	8.71	1.48%	0.98%	0.04%	(29.07%)	7,897	42%
4/1/2018 - 3/31/2019	13.04	0.01		(0.07)	(0.06)	(0.01)	(0.65)	(0.66)	12.32	1.47%	1.05%	0.04%	(0.26%)	13,220	56%
4/1/2017 - 3/31/2018	11.90	0.01		1.35	1.36	(0.01)	(0.21)	(0.22)	13.04	1.64%	1.05%	0.09%	11.45%	14,767	62%
4/1/2016 - 3/31/2017	9.68	0.02		2.21	2.23	(0.01)	—	(0.01)	11.90	3.19%	1.05%	0.21%	23.03%	8,265	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.42%	1.05%	0.56%	6.37%	153	27%
Class R6
4/1/2020 - 9/30/2020 (6)	$7.97	$0.01		$2.27	$2.28	$—	$—	$—	$10.25	1.73%	0.88%	0.20%	28.45%	$1,229	32%
4/1/2019 - 3/31/2020	11.29	0.01		(3.28)	(3.27)	(0.05)	—	(0.05)	7.97	1.37%	0.93%	0.09%	(29.05%)	731	42%
4/1/2018 - 3/31/2019	12.00	0.01		(0.06)	(0.05)	(0.01)	(0.65)	(0.66)	11.29	1.32%	1.00%	0.09%	(0.18%)	658	56%
4/1/2017 - 3/31/2018	10.95	0.02		1.24	1.26	—	(0.21)	(0.21)	12.00	1.49%	1.00%	0.14%	11.54%	457	62%
4/1/2016 - 3/31/2017	9.67	0.03		2.17	2.20	(0.92)	—	(0.92)	10.95	3.04%	1.00%	0.26%	23.03%	140	62%
12/1/2015 - 3/31/2016	10.31	0.02		(0.60)	(0.58)	(0.06)	—	(0.06)	9.67	10.38%	1.00%	0.61%	(5.68%)	497	27%
12/31/2014 - 11/30/2015	10.00	0.02		0.29	0.31	—	—	—	10.31	30.41%	1.00%	0.24%	3.10%	516	27%
Pacific Funds Small-Cap Value (9)

Class A
4/1/2020 - 9/30/2020 (6)	$6.15	$0.02		$1.30	$1.32	$—	$—	$—	$7.47	1.94%	1.20%	0.66%	21.46%	$1,338	36%
4/1/2019 - 3/31/2020	9.10	0.04		(2.92)	(2.88)	(0.07)	—	(0.07)	6.15	1.72%	1.22%	0.41%	(31.93%)	1,023	45%
4/1/2018 - 3/31/2019	11.17	0.03		(0.49)	(0.46)	(0.03)	(1.58)	(1.61)	9.10	1.67%	1.30%	0.30%	(3.68%)	1,298	51%
4/1/2017 - 3/31/2018	11.52	0.02		0.62	0.64	(0.03)	(0.96)	(0.99)	11.17	1.65%	1.30%	0.14%	5.41%	1,105	47%
4/1/2016 - 3/31/2017	9.47	0.03		2.13	2.16	(0.06)	(0.05)	(0.11)	11.52	1.90%	1.30%	0.23%	22.65%	743	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—	—	—	9.47	15.99%	1.30%	0.97%	7.73%	148	17%
Class C
4/1/2020 - 9/30/2020 (6)	$6.04	($0.00	)(7)	$1.28	$1.28	$—	$—	$—	$7.32	2.70%	1.95%	(0.08%)	21.19%	$812	36%
4/1/2019 - 3/31/2020	8.94	(0.03)		(2.87)	(2.90)	—	—	—	6.04	2.47%	1.97%	(0.35%)	(32.44%)	644	45%
4/1/2018 - 3/31/2019	11.06	(0.05)		(0.49)	(0.54)	—	(1.58)	(1.58)	8.94	2.42%	2.05%	(0.45%)	(4.47%)	1,287	51%
4/1/2017 - 3/31/2018	11.46	(0.07)		0.63	0.56	—	(0.96)	(0.96)	11.06	2.40%	2.05%	(0.61%)	4.72%	1,568	47%
4/1/2016 - 3/31/2017	9.46	(0.06)		2.12	2.06	(0.01)	(0.05)	(0.06)	11.46	2.65%	2.05%	(0.52%)	21.81%	1,105	76%
1/11/2016 - 3/31/2016	8.80	0.00	(7)	0.66	0.66	—	—	—	9.46	16.74%	2.05%	0.22%	7.50%	121	17%
Advisor Class
4/1/2020 - 9/30/2020 (6)	$6.19	$0.03		$1.32	$1.35	$—	$—	$—	$7.54	1.69%	0.95%	0.91%	21.81%	$9,094	36%
4/1/2019 - 3/31/2020	9.16	0.06		(2.94)	(2.88)	(0.09)	—	(0.09)	6.19	1.47%	0.97%	0.66%	(31.79%)	10,018	45%
4/1/2018 - 3/31/2019	11.24	0.06		(0.51)	(0.45)	(0.05)	(1.58)	(1.63)	9.16	1.42%	1.05%	0.55%	(3.51%)	11,664	51%
4/1/2017 - 3/31/2018	11.59	0.05		0.63	0.68	(0.07)	(0.96)	(1.03)	11.24	1.40%	1.05%	0.39%	5.70%	15,511	47%
4/1/2016 - 3/31/2017	9.48	0.05		2.15	2.20	(0.04)	(0.05)	(0.09)	11.59	1.65%	1.05%	0.48%	23.02%	20,617	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.66	0.68	—	—	—	9.48	15.74%	1.05%	1.22%	7.84%	261	17%
Class R6
4/1/2020 - 9/30/2020 (6)	$6.17	$0.04		$1.29	$1.33	$—	$—	$—	$7.50	1.70%	0.88%	0.98%	21.56%	$738	36%
4/1/2019 - 3/31/2020	9.12	0.07		(2.92)	(2.85)	(0.10)	—	(0.10)	6.17	1.36%	0.92%	0.70%	(31.67%)	2,314	45%
4/1/2018 - 3/31/2019	11.21	0.07		(0.52)	(0.45)	(0.06)	(1.58)	(1.64)	9.12	1.27%	1.00%	0.60%	(3.52%)	3,134	51%
4/1/2017 - 3/31/2018	11.55	0.05		0.64	0.69	(0.07)	(0.96)	(1.03)	11.21	1.25%	1.00%	0.44%	5.78%	9,657	47%
4/1/2016 - 3/31/2017	9.47	0.06		2.13	2.19	(0.06)	(0.05)	(0.11)	11.55	1.50%	1.00%	0.53%	23.02%	9,655	76%
12/1/2015 - 3/31/2016	10.14	0.04		(0.49)	(0.45)	(0.12)	(0.10)	(0.22)	9.47	16.02%	1.00%	1.27%	(4.37%)	1,118	17%
12/31/2014 - 11/30/2015	10.00	0.06		0.08	0.14	—	—	—	10.14	26.85%	1.00%	0.63%	1.40%	706	29%

See Notes to Financial Statements	See explanation of references on B-20

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(1)	For share classes that commenced operations after April 1, 2015, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for all the Portfolio Optimization Funds do not include fees and expenses of the underlying funds in which the Portfolio Optimization Funds invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited for the six-month period ended September 30, 2020.
(7)	Reflects an amount rounding to less than $0.01 per share.
(8)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2020 are as follows:

Fund	Class A	Class C	Class I	Class P	Advisor Class
Pacific Funds Floating Rate Income	0.98%	1.68%	0.68%	0.68%	0.73%

(9)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund prior to April 1, 2016: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end prior to the reorganization and (ii) the period from December 1, 2015 or class commencement date through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2020, the Trust was comprised of twenty-nine separate funds, fifteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Fund

Pacific FundsSM Portfolio Optimization Conservative (1)

Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)

Pacific FundsSM Portfolio Optimization Moderate (1)

Pacific FundsSM Portfolio Optimization Growth (1)

Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)

Pacific FundsSM Ultra Short Income (2)

Pacific FundsSM Short Duration Income (2)

Pacific FundsSM Core Income (2)

Fund

Pacific FundsSM Strategic Income (2)

Pacific FundsSM Floating Rate Income (2)

Pacific FundsSM High Income (2)

Pacific FundsSM Large-Cap Value (3)

Pacific FundsSM Small/Mid-Cap (3)

Pacific FundsSM Small-Cap (3)

Pacific FundsSM Small-Cap Value (3)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.

The Portfolio Optimization Funds offer Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Advisor Class shares, except Pacific Funds Ultra Short Income (which offers Class I and Advisor Class shares only). Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF U.S. Equity Funds offer Class A, Class C, Advisor Class, and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Advisor Class and Class R6 shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 6).

The Portfolio Optimization Funds invest their assets in Class P shares of certain other funds of the Trust (collectively, the “PF Underlying Funds”) as well as Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income and Pacific Funds High Income.

There is a separate semi-annual report containing the financial statements for the PF Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-4.

On July 31, 2020, Pacific Funds Large-Cap and Pacific Funds Small-Cap Growth were liquidated pursuant to plans of liquidation approved by the Board of Trustees. Because these Funds were liquidated prior to September 30, 2020, no financial information is presented in this report except for the Transactions with Affiliates disclosure under Investments in Affiliated Funds.

On September 29, 2020, Pacific Funds Diversified Income was liquidated. Because Pacific Funds Diversified Income was liquidated prior to September 30, 2020, no financial information is presented in this report.

C-1

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset- backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds (except Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income), dividends on net investment income, if any, are generally declared and paid monthly. For Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income, dividends, if any, are generally declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

C-2

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and one or more share classes. The price per share of each share class of a Fund is called the NAV, which is determined for each share class by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges which may trade on weekends and other days when the Funds do not calculate their NAVs. The value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed

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conflict, etc.). In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material policy changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2020, as categorized under the three-tier hierarchy of inputs, can be found in each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

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Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2020, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income had unfunded loan commitments of $147,012, $147,012, $230,224, $2,719,234, and $41,111, respectively (see details in the Notes to Schedules of Investments).

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity.

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During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

LIBOR Transition Risk

In 2017, the United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBOR”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income (See Note 7C).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

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Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries (including China); restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates

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generally include prime rates of one or more major U.S. banks, LIBOR, Secured Overnight Financing Rate, or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2020, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or

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(Unaudited)

guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and/or Pacific Funds High Income in direct proportion to the allocation of assets among those funds. The semi-annual report of the PF Underlying Funds discusses in further detail the derivative instruments and the reasons a PF Underlying Fund invested in derivatives during the reporting period.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

None of the Funds presented in these financial statements were subject to enforceable master agreements with netting arrangements as of September 30, 2020.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA directly manages the Portfolio Optimization Funds. PLFA has retained other investment management firms to sub-advise the PF Fixed Income Funds and the PF U.S. Equity Funds. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain Funds presented in these financial

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(Unaudited)

statements. PLFA, as Investment Adviser of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. PLFA receives investment advisory fees from each Fund which are based on the following annual percentage of the average daily net assets of each Fund:

Fund	Advisory Fee Rate	Advisory Fee Waiver through July 31, 2021	Sub-Adviser(s)
Pacific Funds Portfolio Optimization Conservative Pacific Funds Portfolio Optimization Moderate-Conservative Pacific Funds Portfolio Optimization Moderate Pacific Funds Portfolio Optimization Growth Pacific Funds Portfolio Optimization Aggressive-Growth	0.20%	0.025% above $2 billion to $3 billion 0.050% on next $2 billion 0.075% on next $2.5 billion 0.100% on excess
Pacific Funds Ultra Short Income	0.25%		Pacific Asset Management LLC
Pacific Funds Short Duration Income	0.40%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Core Income	0.50%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Strategic Income Pacific Funds High Income	0.60%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Floating Rate Income	0.65%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Large-Cap Value	0.55%		Rothschild & Co Asset Management US Inc.
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value	0.75%		Rothschild & Co Asset Management US Inc.

Pursuant to the PF Administration Agreement with the Trust, the Administrator and PLFA perform, procure and/or oversee administrative services for each of the Funds. These services include, but are not limited to, procuring and overseeing transfer agency, dividend disbursement and sub-transfer agency services for the Trust, and any and all legal, compliance, and accounting support provided by Pacific Life and PLFA for the operations of the Trust and to permit the Trust to conduct business as described in its registration statement; and other services necessary for the administration of the Funds’ affairs.

Pacific Life receives an administration fee from each Fund and applicable share class presented in these financial statements, based on an annual rate of 0.15% of average daily net assets of each Fund.

Pursuant to the Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups.

The Distributor receives distribution and service fees for Class C shares pursuant to a distribution and service plan as adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (the “Class C 12b-1 Plans”). The Distributor also receives service fees pursuant to a non-12b-1 service plan for Class A shares (the “Class A Service Plan”). The Distributor receives distribution and/or service fees from each applicable Fund and share class presented in these financial statements, which are based on the following annual percentages of average daily net assets:

Plan	Distribution Fee Rate	Service Fee Rate
Class C 12b-1 Plan	0.75%	0.25%
Class A Service Plan		0.25%

There are no distribution and service fees for Class I, Class P, Advisor Class, and Class R6 shares. The distribution and service fees are accrued daily. For the period ended September 30, 2020, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $2,060,975 from the sale of Class A shares and received $51,684 in CDSC from redemptions of Class A and C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES, AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended September 30, 2020 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2020 are presented in the Statements of Assets and Liabilities.

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets (“expense cap”). These operating expenses include, but are not limited to: the administration fee and expenses; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses. These operating expenses do not include: advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, C, and Advisor	0.15% through 7/31/2021 and 0.30% thereafter through 7/31/2023
Pacific Funds Ultra Short Income	I and Advisor	0.07% through 7/31/2022
Pacific Funds Short Duration Income	A, C, I, and Advisor	0.10% through 7/31/2021
Pacific Funds Core Income	A and C	0.10% through 7/31/2021
	I, Advisor, and P	0.05% through 7/31/2021
Pacific Funds Strategic Income	A and Advisor	0.10% through 7/31/2021
	C and I	0.05% through 7/31/2021
Pacific Funds Floating Rate Income	A and Advisor	0.10% through 7/31/2021
	C, I, and P	0.05% through 7/31/2021
Pacific Funds High Income	A, I, Advisor, and P	0.10% through 7/31/2021
	C	0.05% through 7/31/2021
Pacific Funds Large-Cap Value	A, C and Advisor	0.20% through 7/31/2021
	R6	0.10% through 7/31/2021
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value	A, C and Advisor	0.20% through 7/31/2021
	R6	0.10% through 7/31/2021 (0.15% prior to 8/1/2020)

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended September 30, 2020 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2020 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2020 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

Fund	3/31/2021	3/31/2022	3/31/2023	3/31/2024
Pacific Funds Portfolio Optimization Conservative	$250,155	$230,770	$197,838	$92,400
Pacific Funds Portfolio Optimization Moderate-Conservative	334,819	305,325	249,902	105,394
Pacific Funds Portfolio Optimization Moderate	841,944	774,354	612,516	217,306
Pacific Funds Portfolio Optimization Growth	646,561	602,203	493,143	177,673
Pacific Funds Portfolio Optimization Aggressive-Growth	256,481	253,140	226,029	97,285
Pacific Funds Ultra Short Income			115,776	66,624
Pacific Funds Short Duration Income	1,000,932	1,385,844	2,174,161	741,599
Pacific Funds Core Income	2,102,504	1,843,904	2,204,086	950,931
Pacific Funds Strategic Income	1,246,313	1,612,421	1,718,677	528,757
Pacific Funds Floating Rate Income	3,114,566	4,391,138	3,637,709	1,139,064
Pacific Funds High Income	119,953	169,374	253,239	133,837
Pacific Funds Large-Cap Value	111,953	98,891	91,667	50,162
Pacific Funds Small/Mid-Cap	341,697	493,273	516,716	80,911
Pacific Funds Small-Cap	88,698	94,696	91,474	49,190
Pacific Funds Small-Cap Value	104,441	90,131	89,955	49,369

Total	$10,561,017	$12,345,464	$12,672,888	$4,480,502

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended September 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2020, each of the Portfolio Optimization Funds (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income and/or Pacific Funds High Income. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2020 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2020	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2020
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$5,870,120	$2,172,860	$67,868	$884,486	$14,935	$405,414	$7,646,711	667,252
Pacific Funds Floating Rate Income	2,168,559	2,357,620	7,272	2,237,628	(242,314)	303,626	2,357,135	247,859
Pacific Funds High Income	22,844,778	7,750,645	596,397	6,357,226	(730,350)	3,128,515	27,232,759	2,795,971
PF Inflation Managed	11,392,707	1,159,708	—	644,547	16,522	1,045,369	12,969,759	1,298,274
PF Managed Bond	72,247,239	15,429,250	—	4,193,093	57,436	5,160,737	88,701,569	7,517,082
PF Short Duration Bond	33,763,657	15,273,745	—	15,948,438	460,141	1,680,993	35,230,098	3,423,722
PF Emerging Markets Debt	14,576,809	606,243	—	7,327,846	(1,500,702)	3,072,663	9,427,167	1,113,007
PF Growth	2,371,306	41,134	—	2,248,372	618,651	278,861	1,061,580	28,203
PF Large-Cap Value	4,476,046	78,355	—	1,552,830	4,044	988,213	3,993,828	337,032
PF Multi-Asset	35,670,422	691,215	—	10,090,291	143,217	11,103,976	37,518,539	3,392,273
PF Small-Cap Growth	1,158,367	19,587	—	492,202	47,894	515,032	1,248,678	58,706
PF Small-Cap Value	1,154,281	1,080,333	—	98,755	(58,307)	327,164	2,404,716	375,737
PF Emerging Markets	4,289,848	89,465	—	797,209	(7,832)	1,218,162	4,792,434	380,050
PF International Small-Cap	1,162,964	19,589	—	369,472	117,934	282,791	1,213,806	128,445
PF Real Estate	1,194,420	19,589	—	171,319	(7,698)	182,098	1,217,090	102,795
	$214,341,523	$46,789,338	$671,537	$53,413,714	($1,066,429)	$29,693,614	$237,015,869

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$6,747,736	$1,444,025	$84,378	$400,169	$12,250	$504,893	$8,393,113	732,383
Pacific Funds Floating Rate Income	1,430,744	1,584,375	5,217	1,476,093	(153,648)	194,311	1,584,906	166,657
Pacific Funds High Income	25,790,324	5,262,144	786,667	3,010,484	(291,655)	3,370,892	31,907,888	3,275,964
PF Inflation Managed	5,456,837	717,661	—	332,745	19,157	489,864	6,350,774	635,713
PF Managed Bond	82,241,385	17,705,581	—	5,032,151	60,042	5,808,581	100,783,438	8,540,969
PF Short Duration Bond	25,602,075	10,164,515	—	10,461,514	294,999	1,293,549	26,893,624	2,613,569
PF Emerging Markets Debt	16,455,295	279,457	—	6,269,427	(1,157,123)	3,381,662	12,689,864	1,498,213
PF Growth	9,963,335	88,125	—	2,713,841	692,747	3,091,934	11,122,300	295,492
PF Large-Cap Value	19,155,992	164,010	—	7,044,462	(305,746)	4,476,137	16,445,931	1,387,842
PF Multi-Asset	69,933,180	605,039	—	17,656,099	479,132	21,919,688	75,280,940	6,806,595
PF Small-Cap Growth	1,525,730	13,152	—	603,100	259,354	482,962	1,678,098	78,895
PF Small-Cap Value	1,520,135	3,103,377	—	161,300	(61,689)	418,497	4,819,020	752,972
PF Emerging Markets	11,298,209	128,379	—	1,722,045	(8,233)	3,211,659	12,907,969	1,023,630
PF International Large-Cap	2,671,974	345,630	—	243,250	(25,276)	616,939	3,366,017	303,518
PF International Small-Cap	1,531,666	13,153	—	439,607	(40,827)	568,484	1,632,869	172,790
PF International Value	2,247,495	19,730	—	892,877	(238,945)	629,708	1,765,111	292,237
PF Real Estate	3,146,593	26,307	—	361,000	(13,531)	476,914	3,275,283	276,629
	$286,718,705	$41,664,660	$876,262	$58,820,164	($478,992)	$50,936,674	$320,897,145

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$13,987,743	$6,527,165	$174,300	$858,500	$29,468	$1,041,486	$20,901,662	1,823,880
Pacific Funds Floating Rate Income	4,300,918	509,319	89,252	260,677	(22,325)	362,015	4,978,502	523,502
Pacific Funds High Income	47,520,915	3,079,539	1,521,821	2,854,743	(169,865)	6,076,146	55,173,813	5,664,663
PF Inflation Managed	4,113,245	751,224	—	259,490	23,110	358,859	4,986,948	499,194
PF Managed Bond	170,479,927	63,322,728	—	10,897,233	273,566	11,965,475	235,144,463	19,927,497
PF Short Duration Bond	48,760,064	12,226,806	—	6,529,327	55,933	2,668,599	57,182,075	5,557,053
PF Emerging Markets Debt	33,076,367	306,115	—	13,993,499	(1,276,341)	6,804,837	24,917,479	2,941,851
PF Growth	62,315,604	277,887	—	21,921,965	7,691,905	15,973,997	64,337,428	1,709,283
PF Large-Cap Value	67,523,333	303,874	—	17,913,119	(551,506)	15,659,498	65,022,080	5,487,095
PF Multi-Asset	334,558,667	1,459,402	—	74,133,627	2,622,306	106,012,066	370,518,814	33,500,797
PF Small-Cap Growth	4,599,050	3,925,932	—	518,174	60,966	2,174,521	10,242,295	481,537
PF Small-Cap Value	9,164,716	10,000,720	—	1,019,751	(325,130)	2,484,064	20,304,619	3,172,597
PF Emerging Markets	34,060,098	163,577	—	3,335,293	(40,297)	9,688,217	40,536,302	3,214,616
PF International Large-Cap	12,081,879	53,979	—	2,188,085	(153,539)	2,835,636	12,629,870	1,138,852
PF International Small-Cap	9,234,086	39,985	—	2,206,231	(224,721)	3,397,895	10,241,014	1,083,705
PF International Value	9,935,840	1,428,798	—	5,579,741	(1,320,179)	3,060,969	7,525,687	1,245,975
PF Real Estate	14,227,870	213,756	—	6,103,255	(130,051)	2,082,052	10,290,372	869,119
	$879,940,322	$104,590,806	$1,785,373	$170,572,710	$6,543,300	$192,646,332	$1,014,933,423

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2020	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2020
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,009,609	$3,268,278	$62,773	$232,923	$9,277	$375,455	$8,492,469	741,053
Pacific Funds High Income	22,338,375	13,998,236	718,925	1,019,862	(65,757)	2,849,481	38,819,398	3,985,565
PF Managed Bond	60,023,008	30,406,965	—	3,107,639	66,756	4,375,091	91,764,181	7,776,626
PF Short Duration Bond	12,005,569	3,346,347	—	579,527	5,199	655,479	15,433,067	1,499,812
PF Emerging Markets Debt	21,378,257	43,992	—	2,043,273	(149,100)	3,968,559	23,198,435	2,738,894
PF Growth	53,976,306	54,811	—	9,749,793	3,147,740	17,475,561	64,904,625	1,724,352
PF Large-Cap Value	48,236,075	51,303	—	16,507,883	877,363	9,973,121	42,629,979	3,597,467
PF Multi-Asset	324,987,393	322,759	—	62,064,827	2,604,482	104,827,436	370,677,243	33,515,121
PF Small-Cap Growth	6,793,941	6,724	—	1,979,357	636,595	2,678,210	8,136,113	382,516
PF Small-Cap Value	10,154,356	11,899,081	—	824,093	(268,864)	2,665,521	23,626,001	3,691,563
PF Emerging Markets	34,593,100	424,534	—	1,593,713	(53,295)	9,888,605	43,259,231	3,430,550
PF International Large-Cap	18,179,153	28,993	—	5,695,496	(152,745)	4,090,217	16,450,122	1,483,329
PF International Small-Cap	10,231,331	10,086	—	1,862,857	(208,547)	3,733,579	11,903,592	1,259,639
PF International Value	15,011,342	3,291,636	—	4,564,276	(1,113,616)	3,736,295	16,361,381	2,708,838
PF Real Estate	17,516,654	803,420	—	4,843,575	(246,975)	2,716,844	15,946,368	1,346,822
	$660,434,469	$67,957,165	$781,698	$116,669,094	$5,088,513	$174,009,454	$791,602,205

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$221,964	481,303	$2,795	$11,527	$369	$16,702	$711,606	62,095
Pacific Funds High Income	2,262,187	1,787,478	72,856	114,561	(5,067)	287,539	4,290,432	440,496
PF Managed Bond	1,974,074	6,321,339	—	250,342	3,725	192,693	8,241,489	698,431
PF Short Duration Bond	2,127,923	712,506	—	114,169	96	117,872	2,844,228	276,407
PF Emerging Markets Debt	2,165,122	48,955	—	178,213	(19,164)	406,274	2,422,974	286,066
PF Growth	34,972,470	402,839	—	19,367,707	7,982,585	5,372,792	29,362,979	780,100
PF Large-Cap Value	20,932,217	422,598	—	13,379,272	2,738,614	1,968,608	12,682,765	1,070,276
PF Multi-Asset	119,967,717	16,747,724	—	12,552,620	181,659	39,994,356	164,338,836	14,858,846
PF Small-Cap Growth	3,611,496	3,785,248	—	396,726	5,951	1,757,107	8,763,076	411,992
PF Small-Cap Value	5,997,574	8,912,129	—	395,674	(117,019)	1,533,723	15,930,733	2,489,177
PF Emerging Markets	13,375,343	888,656	—	685,029	(32,305)	3,839,241	17,385,906	1,378,740
PF International Large-Cap	8,902,532	174,900	—	2,386,978	11,743	1,979,856	8,682,053	782,872
PF International Small-Cap	4,834,320	53,633	—	707,058	(79,751)	1,755,533	5,856,677	619,754
PF International Value	7,802,250	112,843	—	4,948,912	(766,024)	2,133,611	4,333,768	717,511
PF Real Estate	7,448,597	654,146	—	1,822,526	(107,620)	1,167,898	7,340,495	619,974
	$236,595,786	$41,506,297	$75,651	$57,311,314	$9,797,792	$62,523,805	$293,188,017

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)

Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income.

(3)	Net realized gain (loss) includes capital gains distributions from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income, if any.

As of September 30, 2020, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	80.21%
Pacific Funds Large-Cap Value	36.81%
Pacific Funds Small-Cap Value	44.87%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class A and Class P shares of certain series of the Trust without a sales load or at NAV of Class I shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2020, such expenses increased by $22,371 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2020, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $63,684.

C-14

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2020, there were no purchase and sale transactions with an affiliated Fund within the Trust. There were purchase and sale transactions with affiliated funds outside of the Trust, which were transacted at the current market price and conducted in compliance with Rule 17a-7 under the 1940 Act.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $200,000,000 committed revolving line of credit agreement with a syndicate of banks, which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing under the line of credit agreement is the Federal Funds effective rate, plus 1.20%. Pacific Funds Floating Rate Income paid an upfront fee of 0.025% and pays a commitment fee equal to 0.20% per annum on the daily unused portion of the committed line up to a maximum, including upfront fee, of $450,000. As of September 30, 2020, the actual interest rate on borrowing by the Trust was 1.35%. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that Pacific Funds Floating Rate Income had a loan outstanding were 2.07% and $54,000,000, respectively. As of September 30, 2020, Pacific Funds Floating Rate Income had no loans outstanding in connection with this revolving line of credit.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2020, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$47,460,875	$53,413,714
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	42,540,922	58,820,164
Pacific Funds Portfolio Optimization Moderate	—	—	106,376,179	170,572,710
Pacific Funds Portfolio Optimization Growth	—	—	68,738,863	116,669,094
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	41,581,948	57,311,314
Pacific Funds Ultra Short Income	—	1,723,996	18,418,164	11,087,923
Pacific Funds Short Duration Income	—	88,659,922	470,870,154	337,591,445
Pacific Funds Core Income	184,656,738	185,290,727	521,679,096	438,767,221
Pacific Funds Strategic Income	—	—	366,251,619	373,576,138
Pacific Funds Floating Rate Income	—	—	927,670,561	653,792,789
Pacific Funds High Income	—	—	37,283,281	40,105,389
Pacific Funds Large-Cap Value	—	—	4,954,159	3,534,438
Pacific Funds Small/Mid-Cap	—	—	77,613,002	116,270,006
Pacific Funds Small-Cap	—	—	3,865,431	7,276,809
Pacific Funds Small-Cap Value	—	—	4,690,331	9,013,168

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2020, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in

C-15

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2020:

		Distributable Earning		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	($2,102,994)	$576,381	$—	$—	$—	$—	$—
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	176,141	507,944	—	684,085
Pacific Funds Portfolio Optimization Moderate	—	717,405	2,628,057	—	—	—	—
Pacific Funds Portfolio Optimization Growth	—	—	5,155,940	1,079,540	—	—	1,079,540
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	490,471	1,535,881	1,149,743	3,176,095
Pacific Funds Ultra Short Income	—	2,944	—	—	17,459	—	17,459
Pacific Funds Short Duration Income	(6,444,892)	234,768	—	—	—	—	—
Pacific Funds Core Income	(21,043,536)	630,161	—	—	—	—	—
Pacific Funds Strategic Income	(7,307,629)	714,373	—	—	—	—	—
Pacific Funds Floating Rate Income	(100,945,158)	932,021	—	—	—	—	—
Pacific Funds High Income	(10,810,422)	90,864	—	—	—	—	—
Pacific Funds Large-Cap Value	—	81,213	—	—	377,720	—	377,720
Pacific Funds Small/Mid-Cap	(15,852,377)	725,132	—	—	—	—	—
Pacific Funds Small-Cap	(1,220,925)	8,302	—	—	—	—	—
Pacific Funds Small-Cap Value	(1,366,170)	24,400	—	—	—	—	—
Accumulated capital losses represent net capital loss carryovers as of March 31, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2020 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2020:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2020
Fund	Short Term	Long Term
Pacific Funds Portfolio Optimization Conservative	($538,878)	($1,564,116)	($2,102,994)	$—
Pacific Funds Short Duration Income	(2,080,266)	(4,364,626)	(6,444,892)	—
Pacific Funds Core Income	(8,057,999)	(12,985,537)	(21,043,536)	1,530,658
Pacific Funds Strategic Income	—	(7,307,629)	(7,307,629)	2,944,637
Pacific Funds Floating Rate Income	(24,711,408)	(76,233,750)	(100,945,158)	—
Pacific Funds High Income	(4,442,718)	(6,367,704)	(10,810,422)	—
Pacific Funds Small/Mid-Cap	(9,508,347)	(6,344,030)	(15,852,377)	—
Pacific Funds Small-Cap	(981,546)	(239,379)	(1,220,925)	—
Pacific Funds Small-Cap Value	(1,366,170)	—	(1,366,170)	—

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2020, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$212,769,654	$24,415,569	($169,354)	$24,246,215	$—	$24,246,215
Pacific Funds Portfolio Optimization Moderate-Conservative	285,671,452	35,690,927	(465,234)	35,225,693	—	35,225,693
Pacific Funds Portfolio Optimization Moderate	854,001,844	164,613,296	(3,681,717)	160,931,579	—	160,931,579
Pacific Funds Portfolio Optimization Growth	661,127,734	133,579,740	(3,105,269)	130,474,471	—	130,474,471
Pacific Funds Portfolio Optimization Aggressive-Growth	244,450,556	50,206,922	(1,469,461)	48,737,461	—	48,737,461
Pacific Funds Ultra Short Income	34,484,759	220,140	(65,065)	155,075	—	155,075
Pacific Funds Short Duration Income	1,122,774,515	23,994,587	(3,589,309)	20,405,278	1,663	20,406,941
Pacific Funds Core Income	1,151,018,679	51,876,310	(10,699,627)	41,176,683	1,663	41,178,346
Pacific Funds Strategic Income	728,927,544	29,968,330	(21,582,626)	8,385,704	(7,199)	8,378,505
Pacific Funds Floating Rate Income	1,625,162,096	11,019,616	(27,423,049)	(16,403,433)	51,157	(16,352,276)
Pacific Funds High Income	137,614,578	6,386,981	(4,650,873)	1,736,108	(1,156)	1,734,952
Pacific Funds Large-Cap Value	17,761,638	3,667,916	(965,622)	2,702,294	—	2,702,294
Pacific Funds Small/Mid-Cap	244,867,355	45,140,256	(24,830,132)	20,310,124	—	20,310,124
Pacific Funds Small-Cap	11,428,644	1,931,093	(1,056,629)	874,464	—	874,464
Pacific Funds Small-Cap Value	12,498,053	1,486,117	(2,008,102)	(521,985)	—	(521,985)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales, unfunded loan commitments, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not

C-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2016.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the period ended September 30, 2020 and the fiscal year ended March 31, 2020, were as follows:

	For the Six-Month Period Ended September 30, 2020			For the Year Ended March 31, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$3,809,492	$474,053	$4,283,545
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	6,035,647	1,191,046	7,226,693
Pacific Funds Portfolio Optimization Moderate	—	—	—	14,938,594	36,584,051	51,522,645
Pacific Funds Portfolio Optimization Growth	—	—	—	12,750,292	43,057,923	55,808,215
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	4,686,703	18,900,961	23,587,664
Pacific Funds Ultra Short Income	189,433	—	189,433	438,277	—	438,277
Pacific Funds Short Duration Income	9,853,082	—	9,853,082	24,211,883	—	24,211,883
Pacific Funds Core Income	12,494,884	—	12,494,884	23,931,961	—	23,931,961
Pacific Funds Strategic Income	14,097,475	—	14,097,475	29,155,007	—	29,155,007
Pacific Funds Floating Rate Income	25,704,408	—	25,704,408	77,305,342	—	77,305,342
Pacific Funds High Income	4,072,104	—	4,072,104	6,829,639	—	6,829,639
Pacific Funds Large-Cap Value	—	—	—	278,641	1,669,489	1,948,130
Pacific Funds Small/Mid-Cap	—	—	—	1,472,291	—	1,472,291
Pacific Funds Small-Cap	—	—	—	50,279	—	50,279
Pacific Funds Small-Cap Value	—	—	—	183,746	—	183,746

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the fiscal year or period ended September 30, 2020 and March 31, 2020, were as follows:

	Pacific Funds Portfolio Optimization Conservative (1)		Pacific Funds Portfolio Optimization Moderate- Conservative (1)		Pacific Funds Portfolio Optimization Moderate (1)		Pacific Funds Portfolio Optimization Growth (1)
	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020

Class A
Shares sold	1,223,965	6,495,722	1,339,370	7,767,556	2,509,879	18,537,632	1,759,623	12,271,667
Dividends and distribution reinvested	—	324,224	—	544,560	—	3,374,243	—	3,493,220
Shares repurchased	(1,301,558)	(3,817,604)	(2,029,375)	(5,723,129)	(5,928,121)	(14,928,645)	(4,289,966)	(10,132,943)
Converted from Class B shares	—	1,355,707	—	2,032,245	—	6,090,089	—	4,316,826
Net increase (decrease)	(77,593)	4,358,049	(690,005)	4,621,232	(3,418,242)	13,073,319	(2,530,343)	9,948,770
Beginning shares outstanding	16,188,658	11,830,609	23,288,746	18,667,514	67,427,493	54,354,174	51,405,297	41,456,527
Ending shares outstanding	16,111,065	16,188,658	22,598,741	23,288,746	64,009,251	67,427,493	48,874,954	51,405,297

Class B
Shares sold		6,011		—		17,102		12,085
Dividends and distribution reinvested		235		—		—		—
Shares repurchased		(274,318)		(581,852)		(1,418,786)		(915,455)
Converted to Class A shares		(1,392,882)		(2,086,509)		(6,218,286)		(4,419,822)
Net increase (decrease)		(1,660,954)		(2,668,361)		(7,619,970)		(5,323,192)
Beginning shares outstanding		1,660,954		2,668,361		7,619,970		5,323,192
Ending shares outstanding		—		—		—		—

Class C
Shares sold	462,794	1,179,580	197,583	621,381	445,878	1,255,885	508,139	973,016
Dividends and distribution reinvested	—	56,670	—	74,501	—	618,266	—	642,952
Shares repurchased	(969,449)	(7,507,366)	(943,273)	(8,742,296)	(2,440,299)	(20,517,810)	(1,653,131)	(13,625,537)
Net increase (decrease)	(506,655)	(6,271,116)	(745,690)	(8,046,414)	(1,994,421)	(18,643,659)	(1,144,992)	(12,009,569)
Beginning shares outstanding	4,890,376	11,161,492	5,033,274	13,079,688	13,751,514	32,395,173	9,759,453	21,769,022
Ending shares outstanding	4,383,721	4,890,376	4,287,584	5,033,274	11,757,093	13,751,514	8,614,461	9,759,453

Advisor Class
Shares sold	181,962	381,144	58,898	242,251	654,047	585,368	213,365	469,064
Dividends and distribution reinvested	—	17,475	—	13,425	—	107,909	—	97,427
Shares repurchased	(56,419)	(362,084)	(68,377)	(406,495)	(418,020)	(888,951)	(258,318)	(724,434)
Net increase (decrease)	125,543	36,535	(9,479)	(150,819)	236,027	(195,674)	(44,953)	(157,943)
Beginning shares outstanding	708,215	671,680	565,706	716,525	2,041,551	2,237,225	1,359,995	1,517,938
Ending shares outstanding	833,758	708,215	556,227	565,706	2,277,578	2,041,551	1,315,042	1,359,995

C-17

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth (1)		Pacific Funds Ultra Short Income (2)		Pacific Funds Short Duration Income		Pacific Funds Core Income
	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020

Class A
Shares sold	629,389	3,562,121			5,601,587	8,970,742	2,440,280	8,665,893
Dividends and distribution reinvested	—	1,308,345			105,973	276,592	133,181	275,501
Shares repurchased	(1,439,127)	(2,887,321)			(6,205,260)	(5,431,153)	(1,932,527)	(3,473,506)
Converted from Class B shares	—	1,259,139			—	—	—	—
Net increase (decrease)	(809,738)	3,242,284			(497,700)	3,816,181	640,934	5,467,888
Beginning shares outstanding	16,823,385	13,581,101			15,359,951	11,543,770	13,274,686	7,806,798
Ending shares outstanding	16,013,647	16,823,385			14,862,251	15,359,951	13,915,620	13,274,686

Class B
Shares sold		2,950
Dividends and distribution reinvested		—
Shares repurchased		(225,144)
Converted to Class A shares		(1,302,603)
Net increase (decrease)		(1,524,797)
Beginning shares outstanding		1,524,797
Ending shares outstanding		—

Class C
Shares sold	192,131	407,119			720,553	2,291,836	749,376	1,900,796
Dividends and distribution reinvested	—	239,008			21,861	71,673	33,786	112,580
Shares repurchased	(517,116)	(3,633,527)			(739,546)	(1,984,227)	(887,436)	(4,230,187)
Net increase (decrease)	(324,985)	(2,987,400)			2,868	379,282	(104,274)	(2,216,811)
Beginning shares outstanding	3,220,365	6,207,765			4,868,835	4,489,553	5,509,539	7,726,350
Ending shares outstanding	2,895,380	3,220,365			4,871,703	4,868,835	5,405,265	5,509,539

Class I
Shares sold			—	1,250,192	2,662,188	5,954,247	1,734,454	4,083,029
Dividends and distribution reinvested			8,639	21,867	103,421	252,068	74,448	121,234
Shares repurchased			—	—	(2,029,825)	(3,709,630)	(592,668)	(1,019,595)
Net increase (decrease)			8,639	1,272,059	735,784	2,496,685	1,216,234	3,184,668
Beginning shares outstanding			1,272,059	—	10,605,453	8,108,768	5,691,095	2,506,427
Ending shares outstanding			1,280,698	1,272,059	11,341,237	10,605,453	6,907,329	5,691,095

Class P
Shares sold							1,212,651	82,318
Dividends and distribution reinvested							34,722	104,194
Shares repurchased							(212,925)	(1,035,481)
Net increase (decrease)							1,034,448	(848,969)
Beginning shares outstanding							2,992,215	3,841,184
Ending shares outstanding							4,026,663	2,992,215

Advisor Class
Shares sold	201,970	293,957	657,032	1,303,584	26,660,196	74,015,215	20,621,968	48,237,571
Dividends and distribution reinvested	—	65,623	10,297	22,001	676,252	1,640,194	616,589	1,148,219
Shares repurchased	(181,270)	(279,435)	(38,412)	(40,210)	(23,338,704)	(51,140,510)	(13,483,359)	(22,754,430)
Net increase (decrease)	20,700	80,145	628,917	1,285,375	3,997,744	24,514,899	7,755,198	26,631,360
Beginning shares outstanding	839,965	759,820	1,285,375	—	71,426,295	46,911,396	63,963,523	37,332,163
Ending shares outstanding	860,665	839,965	1,914,292	1,285,375	75,424,039	71,426,295	71,718,721	63,963,523

C-18

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds High Income		Pacific Funds Large-Cap Value (3)
	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020

Class A
Shares sold	1,506,852	4,914,682	2,063,430	8,486,582	99,647	601,052	173,642	121,213
Dividends and distribution reinvested	114,655	229,703	316,150	889,857	23,626	34,793	—	41,021
Shares repurchased	(1,447,162)	(3,585,612)	(3,136,798)	(11,440,196)	(96,434)	(323,463)	(107,603)	(95,805)
Net increase (decrease)	174,345	1,558,773	(757,218)	(2,063,757)	26,839	312,382	66,039	66,429
Beginning shares outstanding	7,359,552	5,800,779	18,468,543	20,532,300	826,007	513,625	466,140	399,711
Ending shares outstanding	7,533,897	7,359,552	17,711,325	18,468,543	852,846	826,007	532,179	466,140

Class C
Shares sold	499,020	2,962,272	513,840	2,175,673	6,589	49,822	49,292	40,821
Dividends and distribution reinvested	85,378	183,388	147,620	600,424	4,570	11,465	—	28,181
Shares repurchased	(1,060,593)	(2,175,238)	(2,626,639)	(11,051,710)	(69,278)	(201,951)	(53,244)	(101,321)
Net increase (decrease)	(476,195)	970,422	(1,965,179)	(8,275,613)	(58,119)	(140,664)	(3,952)	(32,319)
Beginning shares outstanding	6,512,760	5,542,338	11,704,425	19,980,038	229,687	370,351	288,660	320,979
Ending shares outstanding	6,036,565	6,512,760	9,739,246	11,704,425	171,568	229,687	284,708	288,660

Class I
Shares sold	383,464	1,394,002	32,595,412	23,549,454	184	60
Dividends and distribution reinvested	37,226	49,381	798,209	1,870,245	184	649
Shares repurchased	(241,891)	(267,743)	(9,463,887)	(28,551,536)	(154)	(12,014)
Net increase (decrease)	178,799	1,175,640	23,929,734	(3,131,837)	214	(11,305)
Beginning shares outstanding	1,721,194	545,554	47,117,049	50,248,886	6,229	17,534
Ending shares outstanding	1,899,993	1,721,194	71,046,783	47,117,049	6,443	6,229

Class P
Shares sold			469,419	27,233	3,275,324	3,937,512
Dividends and distribution reinvested			10,845	108,649	389,649	611,005
Shares repurchased			(438,980)	(2,490,782)	(1,446,493)	(1,959,911)
Net increase (decrease)			41,284	(2,354,900)	2,218,480	2,588,606
Beginning shares outstanding			896,733	3,251,633	13,944,180	11,355,574
Ending shares outstanding			938,017	896,733	16,162,660	13,944,180

Advisor Class
Shares sold	12,510,803	34,558,879	17,972,775	33,194,835	57,195	300,223	183,912	494,623
Dividends and distribution reinvested	846,715	1,726,826	1,042,406	3,446,801	9,946	26,234	—	98,931
Shares repurchased	(12,270,574)	(28,779,765)	(19,149,359)	(63,030,625)	(106,464)	(310,272)	(126,875)	(456,957)
Net increase (decrease)	1,086,944	7,505,940	(134,178)	(26,388,989)	(39,323)	16,185	57,037	136,597
Beginning shares outstanding	50,547,170	43,041,230	57,345,817	83,734,806	380,090	363,905	1,033,561	896,964
Ending shares outstanding	51,634,114	50,547,170	57,211,639	57,345,817	340,767	380,090	1,090,598	1,033,561

Class R6
Shares sold							32,338	57,938
Dividends and distribution reinvested							—	6,883
Shares repurchased							(7,710)	(18,933)
Net increase (decrease)							24,628	45,888
Beginning shares outstanding							122,605	76,717
Ending shares outstanding							147,233	122,605

C-19

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small/Mid-Cap (3)		Pacific Funds Small Cap (3)		Pacific Funds Small-Cap Value (3)
	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020	Six-Month Period Ended 9/30/2020	Year Ended 3/31/2020

Class A
Shares sold	588,554	454,542	25,032	86,023	316,157	54,584
Dividends and distribution reinvested	—	3,558	—	517	—	1,211
Shares repurchased	(771,657)	(626,661)	(288,729)	(107,452)	(303,451)	(32,035)
Net increase (decrease)	(183,103)	(168,561)	(263,697)	(20,912)	12,706	23,760
Beginning shares outstanding	1,511,021	1,679,582	390,394	411,306	166,380	142,620
Ending shares outstanding	1,327,918	1,511,021	126,697	390,394	179,086	166,380

Class C
Shares sold	33,393	95,408	3,945	15,340	19,184	8,774
Dividends and distribution reinvested	—	—	—	—	—	—
Shares repurchased	(300,569)	(419,242)	(24,520)	(26,702)	(14,864)	(46,057)
Net increase (decrease)	(267,176)	(323,834)	(20,575)	(11,362)	4,320	(37,283)
Beginning shares outstanding	1,004,451	1,328,285	64,218	75,580	106,733	144,016
Ending shares outstanding	737,275	1,004,451	43,643	64,218	111,053	106,733

Advisor Class
Shares sold	1,182,085	4,483,757	63,135	154,768	112,375	546,781
Dividends and distribution reinvested	—	97,217	—	3,072	—	13,929
Shares repurchased	(3,854,399)	(7,251,475)	(153,860)	(323,883)	(524,691)	(215,844)
Net increase (decrease)	(2,672,314)	(2,670,501)	(90,725)	(166,043)	(412,316)	344,866
Beginning shares outstanding	22,368,493	25,038,994	906,981	1,073,024	1,618,035	1,273,169
Ending shares outstanding	19,696,179	22,368,493	816,256	906,981	1,205,719	1,618,035

Class R6
Shares sold	18,845	35,711	29,945	43,519	4,439	43,667
Dividends and distribution reinvested	—	2,177	—	199	—	3,342
Shares repurchased	(410,804)	(26,796)	(1,796)	(10,347)	(281,332)	(15,200)
Net increase (decrease)	(391,959)	11,092	28,149	33,371	(276,893)	31,809
Beginning shares outstanding	500,682	489,590	91,702	58,331	375,308	343,499
Ending shares outstanding	108,723	500,682	119,851	91,702	98,415	375,308

(1)	Class B shares were converted to Class A shares on July 31, 2019.
(2)	See footnote (1) in Financial Highlights from pages B-12 through B-20 for the commencement date of operations of each share class.
(3)	Class S shares were renamed to Class R6 shares on January 1, 2020.

C-20

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2020 to September 30, 2020.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/20” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/20-09/30/20” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2020 to September 30, 2020.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/20-09/30/20.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/20	Ending Account Value at 09/30/20	Annualized Expense Ratio	Expenses Paid During the Period 04/01/20 - 09/30/20 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return

Class A	$1,000.00	$1,136.30	0.60%	$3.21

Class C	1,000.00	1,131.40	1.35%	7.21

Advisor Class	1,000.00	1,136.60	0.35%	1.87

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return

Class A	$1,000.00	$1,178.90	0.60%	$3.28

Class C	1,000.00	1,173.90	1.35%	7.36

Advisor Class	1,000.00	1,180.00	0.35%	1.91

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return

Class A	$1,000.00	$1,228.30	0.60%	$3.35

Class C	1,000.00	1,224.30	1.35%	7.53

Advisor Class	1,000.00	1,231.20	0.35%	1.96

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return

Class A	$1,000.00	$1,274.80	0.60%	$3.42

Class C	1,000.00	1,268.20	1.35%	7.68

Advisor Class	1,000.00	1,275.10	0.35%	2.00

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return

Class A	$1,000.00	$1,307.60	0.60%	$3.47

Class C	1,000.00	1,302.70	1.35%	7.79

Advisor Class	1,000.00	1,308.60	0.35%	2.03

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Ultra Short Income
Actual Fund Return

Class I	$1,000.00	$1,050.60	0.32%	$1.64

Advisor Class	1,000.00	1,050.60	0.32%	1.64

Hypothetical

Class I	$1,000.00	$1,023.46	0.32%	$1.62

Advisor Class	1,000.00	1,023.46	0.32%	1.62

See explanation of references on page D-3

D-1

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/20	Ending Account Value at 09/30/20	Annualized Expense Ratio	Expenses Paid During the Period 04/01/20 - 09/30/20 (1)
Pacific Funds Short Duration Income
Actual Fund Return

Class A	$1,000.00	$1,058.50	0.75%	$3.87

Class C	1,000.00	1,054.70	1.50%	7.73

Class I	1,000.00	1,061.00	0.50%	2.58

Advisor Class	1,000.00	1,060.80	0.50%	2.58

Hypothetical

Class A	$1,000.00	$1,021.31	0.75%	$3.80

Class C	1,000.00	1,017.55	1.50%	7.59

Class I	1,000.00	1,022.56	0.50%	2.54

Advisor Class	1,000.00	1,022.56	0.50%	2.54
Pacific Funds Core Income
Actual Fund Return

Class A	$1,000.00	$1,087.80	0.85%	$4.45

Class C	1,000.00	1,083.70	1.60%	8.36

Class I	1,000.00	1,089.30	0.55%	2.88

Class P	1,000.00	1,090.00	0.55%	2.88

Advisor Class	1,000.00	1,090.20	0.55%	2.88

Hypothetical

Class A	$1,000.00	$1,020.81	0.85%	$4.31

Class C	1,000.00	1,017.05	1.60%	8.09

Class I	1,000.00	1,022.31	0.55%	2.79

Class P	1,000.00	1,022.31	0.55%	2.79

Advisor Class	1,000.00	1,022.31	0.55%	2.79
Pacific Funds Strategic Income
Actual Fund Return

Class A	$1,000.00	$1,157.80	0.95%	$5.14

Class C	1,000.00	1,154.20	1.65%	8.91

Class I	1,000.00	1,159.50	0.65%	3.52

Advisor Class	1,000.00	1,159.20	0.70%	3.79

Hypothetical

Class A	$1,000.00	$1,020.31	0.95%	$4.81

Class C	1,000.00	1,016.80	1.65%	8.34

Class I	1,000.00	1,021.81	0.65%	3.29

Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Floating Rate Income
Actual Fund Return

Class A	$1,000.00	$1,099.20	1.03%	$5.42

Class C	1,000.00	1,095.40	1.73%	9.09

Class I	1,000.00	1,100.80	0.73%	3.84

Class P	1,000.00	1,100.70	0.73%	3.84

Advisor Class	1,000.00	1,100.30	0.78%	4.11

Hypothetical

Class A	$1,000.00	$1,019.90	1.03%	$5.22

Class C	1,000.00	1,016.39	1.73%	8.74

Class I	1,000.00	1,021.41	0.73%	3.70

Class P	1,000.00	1,021.41	0.73%	3.70

Advisor Class	1,000.00	1,021.16	0.78%	3.95

	Beginning Account Value at 04/01/20	Ending Account Value at 09/30/20	Annualized Expense Ratio	Expenses Paid During the Period 04/01/20 - 09/30/20 (1)
Pacific Funds High Income
Actual Fund Return

Class A	$1,000.00	$1,156.50	0.95%	$5.14

Class C	1,000.00	1,151.40	1.65%	8.90

Class I	1,000.00	1,157.00	0.70%	3.79

Class P	1,000.00	1,158.40	0.70%	3.79

Advisor Class	1,000.00	1,157.70	0.70%	3.79

Hypothetical

Class A	$1,000.00	$1,020.31	0.95%	$4.81

Class C	1,000.00	1,016.80	1.65%	8.34

Class I	1,000.00	1,021.56	0.70%	3.55

Class P	1,000.00	1,021.56	0.70%	3.55

Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Large-Cap Value
Actual Fund Return

Class A	$1,000.00	$1,198.80	1.00%	$5.51

Class C	1,000.00	1,194.20	1.75%	9.63

Advisor Class	1,000.00	1,199.10	0.75%	4.13

Class R6	1,000.00	1,201.00	0.65%	3.59

Hypothetical

Class A	$1,000.00	$1,020.05	1.00%	$5.06

Class C	1,000.00	1,016.29	1.75%	8.85

Advisor Class	1,000.00	1,021.31	0.75%	3.80

Class R6	1,000.00	1,021.81	0.65%	3.29
Pacific Funds Small/Mid-Cap
Actual Fund Return

Class A	$1,000.00	$1,264.70	1.20%	$6.81

Class C	1,000.00	1,259.70	1.95%	11.05

Advisor Class	1,000.00	1,267.20	0.95%	5.40

Class R6	1,000.00	1,268.00	0.88%	5.00

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Advisor Class	1,000.00	1,020.31	0.95%	4.81

Class R6	1,000.00	1,020.66	0.88%	4.46
Pacific Funds Small-Cap
Actual Fund Return

Class A	$1,000.00	$1,283.90	1.20%	$6.87

Class C	1,000.00	1,278.10	1.95%	11.14

Advisor Class	1,000.00	1,284.70	0.95%	5.44

Class R6	1,000.00	1,284.50	0.88%	5.04

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Advisor Class	1,000.00	1,020.31	0.95%	4.81

Class R6	1,000.00	1,020.66	0.88%	4.46

See explanation of references on page D-3

D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/20	Ending Account Value at 09/30/20	Annualized Expense Ratio	Expenses Paid During the Period 04/01/20 - 09/30/20 (1)
Pacific Funds Small-Cap Value
Actual Fund Return

Class A	$1,000.00	$1,214.60	1.20%	$6.66

Class C	1,000.00	1,211.90	1.95%	10.81

Advisor Class	1,000.00	1,218.10	0.95%	5.28

Class R6	1,000.00	1,215.60	0.88%	4.89

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Advisor Class	1,000.00	1,020.31	0.95%	4.81

Class R6	1,000.00	1,020.66	0.88%	4.46

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)

The annualized expense ratios for the Portfolio Optimization Funds do not include fees and expenses of their respective PF Underlying Funds and the Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income in which the Portfolio Optimization Funds invest (see Note 1 in Notes to Financial Statements).

D-3

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-4

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Semi-Annual Report as of September 30, 2020 for:

• Pacific Funds

Form Nos.	3167-20A

PF Underlying Funds

Semi-Annual Report

As of September 30, 2020

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2020

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.8%

Consumer, Cyclical - 0.4%

BMW US Capital LLC (Germany) 3.400% due 08/13/21 ~	$100,000	$102,645

Financial - 1.3%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	100,000	95,072
Bank of America Corp 5.875% due 09/15/69	10,000	10,805
BOC Aviation Ltd (Singapore) 2.375% due 09/15/21 ~	200,000	201,514

		307,391

Industrial - 2.1%

Aviation Capital Group LLC 2.875% due 01/20/22 ~	200,000	198,513
General Electric Co 3.150% due 09/07/22	100,000	104,471
Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	205,896

		508,880

Total Corporate Bonds & Notes (Cost $910,836)		918,916

MORTGAGE-BACKED SECURITIES - 16.9%

Collateralized Mortgage Obligations - Residential - 4.5%

Chevy Chase Funding LLC Mortgage-Backed Certificates 0.508% (USD LIBOR + 0.360%) due 03/25/35 § ~	100,413	99,939
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,761	8,720
Credit Suisse Mortgage Trust 0.298% (USD LIBOR + 0.150%) due 09/29/36 § ~	237,486	231,093
Fannie Mae REMICS 0.498% (USD LIBOR + 0.350%) due 07/25/37 §	16,574	16,627
0.528% (USD LIBOR + 0.380%) due 07/25/37 §	23,849	24,000
0.588% (USD LIBOR + 0.440%) due 05/25/36 §	11,795	11,874
0.593% (USD LIBOR + 0.445%) due 02/25/37 §	4,963	4,997
Government National Mortgage Association 0.599% (USD LIBOR + 0.150%) due 08/20/68 §	81,629	80,876
GSR Mortgage Loan Trust 3.681% due 09/25/35 §	6,957	7,081
Hawksmoor Mortgages PLC (United Kingdom) 1.112% (SONIA + 1.050%) due 05/25/53 § ~	GBP 218,071	282,214
JP Morgan Mortgage Trust 3.650% due 06/25/35 §	$22,141	22,397
Merrill Lynch Mortgage Investors Trust 2.892% due 12/25/34 §	28,391	28,341
Towd Point Mortgage Funding PLC (United Kingdom) 1.101% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 190,615	247,166
WaMu Mortgage Pass-Through Certificates 0.518% (USD LIBOR + 0.370%) due 01/25/45 §	$33,848	32,612

		1,097,937

	Principal Amount	Value
Fannie Mae - 10.6%

due 11/01/50 #	$500,000	$523,926
due 11/01/50 #	370,000	390,592
due 12/01/50 #	400,000	411,799
due 12/01/50 #	1,200,000	1,254,054

		2,580,371

Government National Mortgage Association - 1.8%

due 11/20/50 #	400,000	419,266

Total Mortgage-Backed Securities (Cost $4,080,477)		4,097,574

ASSET-BACKED SECURITIES - 5.7%

Asset Backed Funding Corp Trust 0.748% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,370
B&M CLO Ltd (Cayman) 1.001% (USD LIBOR + 0.730%) due 04/16/26 § ~	11,390	11,400
Crown Point CLO Ltd (Cayman) 1.213% (USD LIBOR + 0.940%) due 07/17/28 § ~	197,418	195,417
Freddie Mac Structured Pass-Through Certificates 0.288% (USD LIBOR + 0.140%) due 09/25/31 §	695	689
Home Equity Asset Trust 1.003% (USD LIBOR + 0.855%) due 08/25/34 §	19,382	19,239
LoanCore Issuer Ltd (Cayman) 1.282% (USD LIBOR + 1.130%) due 05/15/36 § ~	100,000	98,900
Loomis Sayles CLO II Ltd (Cayman) 1.175% (USD LIBOR + 0.900%) due 04/15/28 § ~	261,363	259,211
MidOcean Credit CLO IV (Cayman) 1.075% (USD LIBOR + 0.800%) due 04/15/27 § ~	243,250	241,931
Saxon Asset Securities Trust 0.458% (USD LIBOR + 0.310%) due 09/25/37 §	20,861	20,222
TICP CLO Ltd (Cayman) 1.112% (USD LIBOR + 0.840%) due 04/20/28 § ~	436,141	429,451
Venture 35 CLO Ltd (Cayman) 1.408% (USD LIBOR + 1.150%) due 10/22/31 § ~	100,000	99,962

Total Asset-Backed Securities (Cost $1,411,118)		1,397,792

U.S. TREASURY OBLIGATIONS - 98.2%

U.S. Treasury Inflation Protected Securities - 98.2%

0.125% due 04/15/22 ^	916,244	932,476
0.125% due 07/15/22 ^	247,876	254,303
0.125% due 01/15/23 ^	685,854	706,793
0.125% due 07/15/26 ^	324,279	351,724
0.125% due 01/15/30 ^	130,918	144,710
0.125% due 07/15/30 ^	404,228	449,549
0.250% due 07/15/29 ^	384,913	430,698
0.375% due 07/15/25 ^	223,981	243,219
0.375% due 07/15/27 ^	1,758,272	1,955,200
0.500% due 01/15/28 ^	1,186,963	1,332,447
0.625% due 07/15/21 ^	1,802,573	1,829,545
0.625% due 04/15/23 ^	1,084,845	1,134,798
0.625% due 01/15/24 ^	1,350,307	1,435,146

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
0.625% due 01/15/26 ^	$817,830	$901,747
0.625% due 02/15/43 ^	22,539	27,760
0.750% due 07/15/28 ^	1,094,143	1,260,908
0.750% due 02/15/42 ^	114,666	144,198
0.750% due 02/15/45 ^	176,048	224,017
0.875% due 01/15/29 ^	1,929,124	2,247,689
0.875% due 02/15/47 ^	241,506	321,055
1.000% due 02/15/46 ^	236,198	318,459
1.000% due 02/15/49 ^	41,187	57,421
1.375% due 02/15/44 ^	1,901,075	2,702,188
2.000% due 01/15/26 ^	3,148,721	3,710,188
2.125% due 02/15/41 ^	354,948	551,220
3.375% due 04/15/32 ^	86,124	130,712
3.875% due 04/15/29 ^	55,164	79,327

		23,877,497

Total U.S. Treasury Obligations (Cost $22,279,756)		23,877,497

FOREIGN GOVERNMENT BONDS & NOTES - 8.4%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 976,934	834,171
French Republic Government OAT (France) 0.100% due 03/01/26 ^ ~	EUR 99,781	124,440
0.250% due 07/25/24 ^ ~	106,356	131,192
Italy Buoni Poliennali Del Tesoro (Italy) 1.400% due 05/26/25 ^ ~	498,630	610,921
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 410,000	340,132

Total Foreign Government Bonds & Notes (Cost $1,913,984)		2,040,856

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.5%

Repurchase Agreement - 1.3%

TD Securities 0.100% due 10/01/20 (Dated 09/30/20, Repurchase price of $300,001 collateralized by U.S. Treasury Notes: 0.130% due 09/30/22 and value $309,976)	$300,000	$300,000

U.S. Treasury Bills - 1.2%

0.086% due 10/29/20	300,000	299,980

Total Short-Term Investments (Cost $599,980)		599,980

TOTAL INVESTMENTS - 135.5% (Cost $31,196,151)		32,932,615

DERIVATIVES - 0.4%		87,794

OTHER ASSETS & LIABILITIES, NET - (35.9%)		(8,716,176)

NET ASSETS - 100.0%		$24,304,233

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	98.2%
Mortgage-Backed Securities	16.9%
Foreign Government Bonds & Notes	8.4%
Asset-Backed Securities	5.7%
Corporate Bonds & Notes	3.8%
Others (each less than 3.0%)	2.5%

	135.5%
Derivatives	0.4%
Other Assets & Liabilities, Net	(35.9%	)

	100.0%

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2020 was $8,860,002 at a weighted average interest rate of (1.246%).

(c)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	12/20	2	$316,542	$316,962	$420
Euro-Bund	12/20	6	1,220,980	1,227,703	6,723
U.S. Treasury 5-Year Notes	12/20	14	1,762,815	1,764,438	1,623
U.S. Treasury Long Bonds	12/20	6	1,061,212	1,057,688	(3,524)

					5,242

Short Futures Outstanding
Australia 3-Year Bonds	12/20	5	418,942	420,104	(1,162)
Euro-BTP	12/20	2	342,531	346,062	(3,531)
Euro-Buxl	12/20	1	257,330	261,083	(3,753)
Euro-Schatz	12/20	35	4,605,224	4,607,931	(2,707)
U.S. Treasury 2-Year Notes	12/20	4	883,589	883,844	(255)
U.S. Treasury 10-Year Notes	12/20	33	4,599,588	4,604,531	(4,943)
U.S. Treasury Ultra 10-Year Notes	12/20	1	160,153	159,922	231
U.S. Treasury Ultra 30-Year Bonds	12/20	2	450,554	443,625	6,929

					(9,191)

Total Futures Contracts					($3,949)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	454,019	USD	321,881	10/20	SCB	$3,311	$—
AUD	682,315	USD	480,650	10/20	UBS	8,061	—
MXN	478,000	USD	20,931	11/20	JPM	567	—
PEN	214,925	USD	61,215	10/20	DUB	—	(1,573)
USD	98,106	AUD	133,000	10/20	JPM	2,845	—
USD	725,285	AUD	1,003,334	10/20	UBS	6,643	—
USD	321,903	AUD	454,019	11/20	SCB	—	(3,314)
USD	480,686	AUD	682,315	11/20	UBS	—	(8,062)
USD	267,346	EUR	225,000	10/20	JPM	3,533	—
USD	624,699	EUR	522,000	10/20	SCB	12,652	—
USD	876,542	EUR	747,000	11/20	SCB	107	—
USD	567,220	GBP	429,000	10/20	UBS	13,651	—
USD	550,425	GBP	429,000	11/20	GSC	—	(3,231)
USD	21,005	MXN	478,000	11/20	JPM	—	(493)
USD	328,775	NZD	489,000	10/20	SCB	5,277	—
USD	321,728	NZD	489,000	11/20	SCB	—	(1,768)
USD	62,153	PEN	214,925	10/20	DUB	2,511	—

Total Forward Foreign Currency Contracts						$59,158	($18,441)

(e)	Purchased options outstanding as of September 30 30, 2020 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (11/20)	$156.00	10/23/20	CME	37	$5,772,000	$306	$—
Call - Euro-Schatz (11/20)	EUR 115.50	11/20/20	EUX	20	EUR 2,310,000	137	117
Call - Euro-Schatz (11/20)	117.00	11/20/20	EUX	15	1,755,000	103	88

						546	205

Put - Euro-Bobl (11/20)	123.00	11/20/20	EUX	4	492,000	27	24
Put - Euro-Bund (11/20)	157.00	11/20/20	EUX	6	942,000	77	70

						104	94

Total Purchased Options						$650	$299

(f)	Premiums received and value of written options outstanding as of September 30, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 33 5Y	0.500%	10/21/20	DUB	EUR 200,000	$179	($21)
Call - iTraxx Main 33 5Y	0.500%	10/21/20	JPM	100,000	84	(11)
Call - iTraxx Main 33 5Y	0.450%	12/16/20	DUB	400,000	321	(98)

					584	(130)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - CDX IG 34 5Y	0.800%	10/21/20	GSC	$400,000	445	(1,724)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	DUB	EUR 200,000	493	(10)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	JPM	100,000	253	(5)
Put - iTraxx Main 33 5Y	0.800%	12/16/20	DUB	400,000	555	(1,085)
Put - CDX IG 34 5Y	1.000%	12/16/20	DUB	$100,000	125	(417)
Put - CDX IG 34 5Y	1.000%	12/16/20	GSC	200,000	388	(835)
Put - CDX IG 33 5Y	2.500%	03/17/21	GSC	100,000	70	(118)
Put - iTraxx Main 32 5Y	2.500%	03/17/21	GSC	EUR 100,000	77	(26)

					2,406	(4,220)

Total Credit Default Swaptions on Credit Indices					$2,990	($4,350)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	($105)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	(1)

						$15,213	($106)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 10/14/50	$103.60	10/07/20	JPM	$100,000	$234	($4)

Put - Fannie Mae 2.000% due 10/14/50	101.60	10/07/20	JPM	100,000	359	(2)
Put - Fannie Mae 2.000% due 10/14/50	102.29	10/07/20	JPM	100,000	313	(8)

					672	(10)

Total Options on Securities					$906	($14)

Total Written Options					$19,109	($4,470)

(g)	Swap agreements outstanding as of September 30, 2020 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.203%	EUR 10,000	$24	$153	($129)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 34 5Y	Q	1.000%	06/20/25	ICE	$1,300,000	($9,568)	($18,803)	$9,235

Total Credit Default Swaps						($9,544)	($18,650)	$9,106

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.030%	U.S. CPI Urban Consumers	Z / Z	LCH	06/18/21	$200,000	($1,705)	$10	($1,715)
1.690%	U.S. CPI Urban Consumers	Z / Z	LCH	08/07/21	200,000	(1,302)	(10)	(1,292)
1.825%	U.S. CPI Urban Consumers	Z / Z	LCH	08/14/21	200,000	(838)	—	(838)
1.840%	U.S. CPI Urban Consumers	Z / Z	LCH	08/14/21	100,000	(404)	(5)	(399)
1.863%	U.S. CPI Urban Consumers	Z / Z	LCH	08/26/21	200,000	(436)	(20)	(416)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	12,998	—	12,998
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	400,000	6,694	11,260	(4,566)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	12,070	338	11,732
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	3,495	—	3,495
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	35,575	(288)	35,863
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	2,886	—	2,886
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	3,993	—	3,993
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	2,415	—	2,415
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(2,180)	(708)	(1,472)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	13,864	2,555	11,309
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	3,260	493	2,767
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	4,071	47	4,024
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	EUR 20,000	1,327	—	1,327

						$95,783	$13,672	$82,111

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.580%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	$200,000	($1,213)	$—	($1,213)
1.592%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	(1,262)	(39)	(1,223)
0.090%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/22	EUR 300,000	422	—	422
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	(3,769)	—	(3,769)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(2,299)	—	(2,299)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(4,551)	—	(4,551)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(7,322)	—	(7,322)
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	(5,988)	(53)	(5,935)
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	$500,000	4,174	—	4,174
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	494	—	494
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(14,508)	290	(14,798)

						($35,822)	$198	($36,020)

Total Interest Rate Swaps						$59,961	$13,870	$46,091

Total Swap Agreements						$50,417	($4,780)	$55,197

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
Centrally Cleared Swap Agreements (1)
Assets	$15,146	$107,134
Liabilities	(19,926)	(51,937)

	($4,780)	$55,197

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$918,916	$—	$918,916	$—
	Mortgage-Backed Securities	4,097,574	—	4,097,574	—
	Asset-Backed Securities	1,397,792	—	1,397,792	—
	U.S. Treasury Obligations	23,877,497	—	23,877,497	—
	Foreign Government Bonds & Notes	2,040,856	—	2,040,856	—
	Short-Term Investments	599,980	—	599,980	—
	Derivatives:
	Credit Contracts
	Swaps	9,235	—	9,235	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	59,158	—	59,158	—
	Interest Rate Contracts
	Futures	15,926	15,926	—	—
	Purchased Options	299	—	299	—
	Swaps	97,899	—	97,899	—

	Total Interest Rate Contracts	114,124	15,926	98,198	—

	Total Assets - Derivatives	182,517	15,926	166,591	—

	Total Assets	33,115,132	15,926	33,099,206	—

Liabilities	Sale-buyback Financing Transactions	(8,115,668)	—	(8,115,668)	—
	Derivatives:
	Credit Contracts
	Written Options	(4,350)	—	(4,350)	—
	Swaps	(129)	—	(129)	—

	Total Credit Contracts	(4,479)	—	(4,479)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(18,441)	—	(18,441)	—
	Interest Rate Contracts
	Futures	(19,875)	(19,875)	—	—
	Written Options	(120)	—	(120)	—
	Swaps	(51,808)	—	(51,808)	—

	Total Interest Rate Contracts	(71,803)	(19,875)	(51,928)	—

	Total Liabilities - Derivatives	(94,723)	(19,875)	(74,848)	—

	Total Liabilities	(8,210,391)	(19,875)	(8,190,516)	—

	Total	$24,904,741	($3,949)	$24,908,690	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 41.3%

Basic Materials - 0.5%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$250,000	$269,062
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	70,000	73,383
4.550% due 03/11/26	10,000	10,811
6.125% due 06/01/25	80,000	92,279
7.250% due 10/15/39	80,000	101,429
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	41,113
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	127,230
Freeport-McMoRan Inc 4.625% due 08/01/30	20,000	21,065
5.400% due 11/14/34	10,000	11,081
5.450% due 03/15/43	180,000	200,182
Glencore Funding LLC (Australia) 3.875% due 10/27/27 ~	30,000	32,797
4.000% due 03/27/27 ~	150,000	163,950
4.125% due 03/12/24 ~	160,000	173,540
PT Indonesia Asahan Aluminium Persero (Indonesia) 6.530% due 11/15/28 ~	700,000	853,565
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	373,651
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	20,000	20,074
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	62,405
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	97,705

		2,725,322

Communications - 3.3%

Alphabet Inc 0.450% due 08/15/25	20,000	19,903
0.800% due 08/15/27	30,000	29,803
1.100% due 08/15/30	30,000	29,772
2.050% due 08/15/50	50,000	46,720
Altice France SA (France) 7.375% due 05/01/26 ~	400,000	419,580
Amazon.com Inc 0.800% due 06/03/25	60,000	60,630
1.200% due 06/03/27	70,000	71,039
1.500% due 06/03/30	70,000	71,654
2.500% due 06/03/50	220,000	224,700
3.875% due 08/22/37	70,000	87,263
4.250% due 08/22/57	10,000	13,673
4.950% due 12/05/44	60,000	85,334
AT&T Inc 1.650% due 02/01/28	1,030,000	1,033,542
2.250% due 02/01/32	1,010,000	1,012,345
2.300% due 06/01/27	910,000	956,602
3.100% due 02/01/43	90,000	88,292
3.550% due 09/15/55 ~	99,000	95,168
3.800% due 02/15/27	30,000	33,866
4.350% due 06/15/45	32,000	35,960
CCO Holdings LLC 4.500% due 08/15/30 ~	10,000	10,513
4.500% due 05/01/32 ~	50,000	52,250
5.125% due 05/01/27 ~	130,000	136,962
Charter Communications Operating LLC 1.901% (USD LIBOR + 1.650%) due 02/01/24 §	1,000,000	1,023,635
4.800% due 03/01/50	20,000	22,972
4.908% due 07/23/25	280,000	323,979
5.375% due 04/01/38	20,000	24,335

	Principal Amount	Value
5.750% due 04/01/48	$10,000	$12,395
6.384% due 10/23/35	20,000	27,325
6.834% due 10/23/55	30,000	41,564
Comcast Corp 3.150% due 03/01/26	30,000	33,380
3.250% due 11/01/39	10,000	11,083
3.300% due 04/01/27	20,000	22,651
3.375% due 08/15/25	20,000	22,318
3.400% due 04/01/30	30,000	34,689
3.450% due 02/01/50	40,000	45,594
3.750% due 04/01/40	10,000	11,714
3.950% due 10/15/25	220,000	252,572
3.999% due 11/01/49	51,000	61,916
4.000% due 03/01/48	10,000	12,109
4.250% due 10/15/30	100,000	122,851
4.700% due 10/15/48	20,000	26,558
5.650% due 06/15/35	20,000	28,495
DISH DBS Corp 5.875% due 11/15/24	590,000	608,438
eBay Inc 2.750% due 01/30/23	500,000	524,544
Expedia Group Inc 3.800% due 02/15/28	800,000	806,188
Fox Corp 5.476% due 01/25/39	80,000	107,109
Netflix Inc 5.375% due 02/01/21	20,000	20,250
Sprint Capital Corp 8.750% due 03/15/32	130,000	190,425
Sprint Corp 7.250% due 09/15/21	400,000	419,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	50,000	50,638
4.738% due 09/20/29 ~	450,000	487,969
T-Mobile USA Inc 2.050% due 02/15/28 ~	10,000	10,233
2.550% due 02/15/31 ~	40,000	41,493
3.500% due 04/15/25 ~	230,000	252,591
3.750% due 04/15/27 ~	810,000	907,637
3.875% due 04/15/30 ~	120,000	136,594
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	178,436
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	834,992
The Walt Disney Co 2.650% due 01/13/31	600,000	647,673
Time Warner Cable LLC 4.125% due 02/15/21	770,000	773,015
5.875% due 11/15/40	50,000	62,399
6.550% due 05/01/37	110,000	146,358
6.750% due 06/15/39	20,000	27,345
7.300% due 07/01/38	60,000	84,988
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	30,651
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	713,235
Verizon Communications Inc 2.625% due 08/15/26	$20,000	21,848
3.150% due 03/22/30	50,000	56,601
3.376% due 02/15/25	79,000	88,053
3.850% due 11/01/42	20,000	23,742
4.000% due 03/22/50	30,000	37,051
4.125% due 08/15/46	30,000	37,122
4.329% due 09/21/28	5,000	6,057
4.400% due 11/01/34	90,000	112,525
4.500% due 08/10/33	220,000	278,376
4.862% due 08/21/46	20,000	27,449
5.500% due 03/16/47	30,000	45,322
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,300,000	1,421,076
4.375% due 05/30/28	120,000	142,202

		17,137,331

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 4.6%

Alaska Airlines Pass Through Trust ‘A’ 4.800% due 02/15/29 ~	$1,000,000	$1,050,848
BMW Finance NV (Germany) 2.250% due 08/12/22 ~	900,000	929,720
Costco Wholesale Corp 1.375% due 06/20/27	60,000	61,558
1.600% due 04/20/30	40,000	40,852
Daimler Finance North America LLC (Germany) 2.550% due 08/15/22 ~	1,100,000	1,137,079
2.850% due 01/06/22 ~	900,000	924,093
Delta Air Lines Inc 2.600% due 12/04/20	20,000	20,027
2.900% due 10/28/24	70,000	62,382
3.400% due 04/19/21	80,000	79,707
3.625% due 03/15/22	40,000	39,352
3.800% due 04/19/23	10,000	9,680
4.500% due 10/20/25 ~	70,000	71,898
4.750% due 10/20/28 ~	60,000	62,339
7.000% due 05/01/25 ~	240,000	263,840
7.375% due 01/15/26	60,000	62,983
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	696,380	697,529
Ford Motor Co 8.500% due 04/21/23	10,000	10,916
9.000% due 04/22/25	10,000	11,478
Ford Motor Credit Co LLC 0.000% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	906,649
1.515% (USD LIBOR + 1.235%) due 02/15/23 §	$300,000	276,152
2.770% (USD LIBOR + 2.550%) due 01/07/21 §	1,000,000	996,456
3.200% due 01/15/21	900,000	900,349
5.085% due 01/07/21	600,000	602,250
5.875% due 08/02/21	200,000	204,125
General Motors Co 5.150% due 04/01/38	20,000	21,233
5.950% due 04/01/49	20,000	23,460
6.250% due 10/02/43	40,000	47,383
General Motors Financial Co Inc 0.057% (EUR LIBOR + 0.550%) due 03/26/22 § ~	EUR 700,000	813,079
2.450% due 11/06/20	$480,000	480,777
4.250% due 05/15/23	30,000	31,919
4.350% due 01/17/27	20,000	21,763
5.100% due 01/17/24	800,000	875,408
Hanesbrands Inc 5.375% due 05/15/25 ~	40,000	42,450
Hilton Domestic Operating Co Inc 5.375% due 05/01/25 ~	20,000	20,796
5.750% due 05/01/28 ~	20,000	21,187
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	132,314
Las Vegas Sands Corp 3.200% due 08/08/24	50,000	50,692
Latam Airlines Pass Through Trust ‘A’ (Chile) 4.200% due 08/15/29	765,170	637,004
Levi Strauss & Co 5.000% due 05/01/25	30,000	30,750
Lowe’s Cos Inc 4.500% due 04/15/30	20,000	24,755
5.000% due 04/15/40	20,000	26,304
5.125% due 04/15/50	70,000	96,276
Marriott International Inc 3.500% due 10/15/32	900,000	890,265
McDonald’s Corp 1.450% due 09/01/25	10,000	10,308
3.300% due 07/01/25	30,000	33,402

	Principal Amount	Value
3.500% due 03/01/27	$20,000	$22,669
3.600% due 07/01/30	30,000	34,903
3.625% due 09/01/49	10,000	11,232
3.700% due 01/30/26	50,000	56,999
3.800% due 04/01/28	30,000	34,931
4.200% due 04/01/50	70,000	85,461
MDC Holdings Inc 6.000% due 01/15/43	20,000	24,237
MGM Resorts International 7.750% due 03/15/22	800,000	844,740
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	60,000	62,625
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	50,000	50,972
Newell Brands Inc 4.350% due 04/01/23	20,000	20,875
4.700% due 04/01/26	10,000	10,672
NIKE Inc 2.400% due 03/27/25	30,000	32,288
2.750% due 03/27/27	240,000	267,178
2.850% due 03/27/30	50,000	56,258
3.250% due 03/27/40	30,000	34,205
3.375% due 03/27/50	50,000	58,065
Nissan Motor Acceptance Corp 1.114% (USD LIBOR + 0.890%) due 01/13/22 § ~	1,000,000	988,592
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	200,000	202,323
4.810% due 09/17/30 ~	900,000	904,235
Sands China Ltd (Macau) 4.600% due 08/08/23	800,000	854,888
5.125% due 08/08/25	310,000	339,169
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	80,000	84,862
Starbucks Corp 2.550% due 11/15/30	900,000	954,332
Target Corp 2.250% due 04/15/25	30,000	32,076
The Home Depot Inc 2.700% due 04/15/30	40,000	44,612
3.300% due 04/15/40	40,000	45,399
3.350% due 04/15/50	110,000	127,502
3.900% due 06/15/47	10,000	12,340
The TJX Cos Inc 3.500% due 04/15/25	50,000	55,819
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	124,276
Volkswagen Group of America Finance LLC (Germany) 1.197% (USD LIBOR + 0.940%) due 11/12/21 § ~	800,000	804,065
3.350% due 05/13/25 ~	800,000	874,695
4.750% due 11/13/28 ~	1,000,000	1,196,181
Volkswagen International Finance NV (Germany) 1.069% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 500,000	595,850
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	100,000	117,416
Walmart Inc 3.400% due 06/26/23	$20,000	21,597
3.700% due 06/26/28	60,000	71,004

		23,913,330

Consumer, Non-Cyclical - 6.2%

Abbott Laboratories 3.750% due 11/30/26	38,000	44,143
4.750% due 11/30/36	70,000	93,666
4.900% due 11/30/46	40,000	56,459
AbbVie Inc 2.300% due 11/21/22 ~	230,000	238,101
2.600% due 11/21/24 ~	270,000	286,609

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
2.950% due 11/21/26 ~	$50,000	$54,541
3.200% due 11/21/29 ~	100,000	110,383
3.375% due 11/14/21	700,000	723,030
3.450% due 03/15/22 ~	80,000	82,905
3.600% due 05/14/25	70,000	77,649
3.750% due 11/14/23	10,000	10,918
3.800% due 03/15/25 ~	90,000	99,965
4.250% due 11/21/49 ~	10,000	11,874
5.000% due 12/15/21 ~	700,000	729,826
Aetna Inc 2.800% due 06/15/23	40,000	42,181
Altria Group Inc 2.850% due 08/09/22	20,000	20,821
3.490% due 02/14/22	40,000	41,575
3.800% due 02/14/24	140,000	153,144
3.875% due 09/16/46	20,000	20,517
4.400% due 02/14/26	290,000	334,269
4.800% due 02/14/29	190,000	225,635
5.800% due 02/14/39	90,000	115,103
5.950% due 02/14/49	50,000	67,239
6.200% due 02/14/59	30,000	41,072
Amgen Inc 2.600% due 08/19/26	800,000	869,176
2.770% due 09/01/53 ~	43,000	41,545
3.625% due 05/22/24	30,000	33,003
4.663% due 06/15/51	11,000	14,360
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	110,000	123,081
4.900% due 02/01/46	100,000	124,343
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 06/01/30	30,000	34,192
4.150% due 01/23/25	190,000	214,723
4.350% due 06/01/40	60,000	70,292
4.500% due 06/01/50	110,000	132,547
4.750% due 01/23/29	230,000	279,970
Anthem Inc 3.125% due 05/15/22	30,000	31,300
3.350% due 12/01/24	40,000	43,928
3.650% due 12/01/27	30,000	34,201
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	600,756
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27	50,000	54,087
4.540% due 08/15/47	170,000	182,256
Bausch Health Cos Inc 5.000% due 01/30/28 ~	50,000	48,625
5.250% due 01/30/30 ~	430,000	424,143
6.250% due 02/15/29 ~	80,000	82,400
7.250% due 05/30/29 ~	80,000	86,235
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	656,323
4.375% due 12/15/28 ~	700,000	822,597
Becton Dickinson and Co 3.363% due 06/06/24	110,000	119,057
3.700% due 06/06/27	30,000	34,019
3.734% due 12/15/24	50,000	55,295
4.685% due 12/15/44	32,000	39,580
Block Financial LLC 3.875% due 08/15/30	800,000	805,223
Boston Scientific Corp 2.650% due 06/01/30	900,000	959,363
Bristol Myers Squibb Co 2.900% due 07/26/24	70,000	75,959
3.200% due 06/15/26	50,000	56,432
3.550% due 08/15/22	90,000	95,519
3.875% due 08/15/25	70,000	79,993
5.000% due 08/15/45	150,000	210,082
Campbell Soup Co 3.650% due 03/15/23	229,000	245,233

	Principal Amount	Value
Cargill Inc 1.375% due 07/23/23 ~	$40,000	$40,930
Centene Corp 3.375% due 02/15/30	10,000	10,391
Cigna Corp 0.896% (USD LIBOR + 0.650%) due 09/17/21 §	1,200,000	1,200,245
1.127% (USD LIBOR + 0.890%) due 07/15/23 §	700,000	707,619
3.750% due 07/15/23	120,000	130,133
4.125% due 11/15/25	40,000	45,906
4.375% due 10/15/28	260,000	309,206
Constellation Brands Inc 4.250% due 05/01/23	30,000	32,730
CVS Health Corp 3.625% due 04/01/27	10,000	11,253
3.700% due 03/09/23	22,000	23,573
3.750% due 04/01/30	150,000	171,806
4.100% due 03/25/25	63,000	71,252
4.125% due 04/01/40	20,000	22,833
4.250% due 04/01/50	10,000	11,790
5.050% due 03/25/48	300,000	382,746
5.125% due 07/20/45	60,000	75,757
Danone SA (France) 2.589% due 11/02/23 ~	200,000	211,148
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	229,000
Gilead Sciences Inc 3.650% due 03/01/26	30,000	33,898
4.750% due 03/01/46	30,000	38,912
Global Payments Inc 3.200% due 08/15/29	900,000	984,338
HCA Inc 3.500% due 09/01/30	80,000	81,620
4.500% due 02/15/27	40,000	44,967
5.375% due 02/01/25	20,000	21,930
5.875% due 02/01/29	30,000	35,001
Humana Inc 3.150% due 12/01/22	50,000	52,534
4.625% due 12/01/42	50,000	62,358
4.800% due 03/15/47	20,000	26,095
4.950% due 10/01/44	20,000	26,488
IHS Markit Ltd 5.000% due 11/01/22 ~	400,000	429,878
Imperial Brands Finance PLC (United Kingdom) 3.875% due 07/26/29 ~	1,000,000	1,086,506
4.250% due 07/21/25 ~	1,300,000	1,439,876
Johnson & Johnson 0.550% due 09/01/25	40,000	40,054
0.950% due 09/01/27	80,000	80,130
3.625% due 03/03/37	100,000	121,510
Keurig Dr Pepper Inc 4.057% due 05/25/23	500,000	544,025
Kraft Heinz Foods Co 3.950% due 07/15/25	82,000	89,134
4.250% due 03/01/31 ~	10,000	10,991
4.375% due 06/01/46	20,000	20,593
4.875% due 10/01/49 ~	30,000	31,695
5.000% due 06/04/42	10,000	10,953
5.200% due 07/15/45	10,000	10,944
5.500% due 06/01/50 ~	30,000	34,447
Lamb Weston Holdings Inc 4.875% due 05/15/28 ~	10,000	10,819
Mars Inc 2.700% due 04/01/25 ~	40,000	43,341
3.200% due 04/01/30 ~	40,000	45,768
Medtronic Inc 3.500% due 03/15/25	52,000	58,634
Mondelez International Inc 2.125% due 04/13/23	30,000	31,155

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Mylan NV 2.250% due 11/22/24 ~	EUR 900,000	$1,124,175
PayPal Holdings Inc 1.650% due 06/01/25	$70,000	72,597
2.850% due 10/01/29	900,000	991,423
PepsiCo Inc 2.250% due 03/19/25	10,000	10,717
2.625% due 03/19/27	120,000	131,885
2.875% due 10/15/49	20,000	21,531
3.875% due 03/19/60	10,000	12,632
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	450,000	462,254
Perrigo Finance Unlimited Co 3.900% due 12/15/24	1,000,000	1,084,411
Pfizer Inc 2.625% due 04/01/30	60,000	66,768
Philip Morris International Inc 2.500% due 08/22/22	90,000	93,566
2.500% due 11/02/22	80,000	83,312
4.500% due 03/20/42	30,000	36,934
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	53,580
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	618,082
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	586,040
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	50,000	60,859
6.150% due 09/15/43	30,000	37,803
Sysco Corp 5.650% due 04/01/25	900,000	1,065,202
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	600,000	667,279
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	60,000	58,440
3.650% due 11/10/21	80,000	80,025
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	99,977
Teva Pharmaceutical Finance Netherlands II BV (Israel) 1.250% due 03/31/23 ~	EUR 900,000	979,985
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	$490,000	486,754
2.800% due 07/21/23	140,000	134,133
3.150% due 10/01/26	20,000	17,687
4.100% due 10/01/46	30,000	25,026
The Coca-Cola Co 2.500% due 03/15/51	30,000	29,875
2.950% due 03/25/25	20,000	21,967
3.375% due 03/25/27	90,000	103,272
The Procter & Gamble Co 2.450% due 03/25/25	30,000	32,518
2.800% due 03/25/27	10,000	11,234
3.550% due 03/25/40	20,000	24,364
3.600% due 03/25/50	20,000	25,464
United Rentals North America Inc 3.875% due 02/15/31	20,000	20,337
5.875% due 09/15/26	90,000	94,938
UnitedHealth Group Inc 2.000% due 05/15/30	150,000	157,072
2.375% due 10/15/22	10,000	10,401
3.500% due 06/15/23	20,000	21,627
3.750% due 07/15/25	80,000	91,392
3.875% due 08/15/59	50,000	60,730
4.250% due 06/15/48	20,000	25,487
4.450% due 12/15/48	10,000	13,352
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	70,000	70,107

	Principal Amount	Value
Zimmer Biomet Holdings Inc 1.164% due 11/15/27	EUR 800,000	$946,666
Zoetis Inc 2.000% due 05/15/30	$900,000	928,691

		32,550,946

Energy - 2.6%

Apache Corp 3.250% due 04/15/22	24,000	23,726
4.250% due 01/15/44	170,000	144,925
4.375% due 10/15/28	10,000	9,169
4.750% due 04/15/43	40,000	35,636
5.100% due 09/01/40	70,000	63,054
Baker Hughes a GE Co LLC 2.773% due 12/15/22	900,000	941,670
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	20,000	19,555
Boardwalk Pipelines LP 3.400% due 02/15/31	700,000	687,106
BP Capital Markets America Inc 2.937% due 04/06/23	10,000	10,582
3.000% due 02/24/50	200,000	191,122
3.633% due 04/06/30	40,000	46,029
3.790% due 02/06/24	10,000	10,970
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	130,000	144,941
3.535% due 11/04/24	40,000	44,214
Cameron LNG LLC 2.902% due 07/15/31 ~	20,000	22,052
3.302% due 01/15/35 ~	120,000	135,649
Cheniere Energy Inc 4.625% due 10/15/28 ~	30,000	30,844
Chevron Corp 3.078% due 05/11/50	100,000	107,408
Cimarex Energy Co 3.900% due 05/15/27	200,000	201,642
4.375% due 03/15/29	20,000	20,710
Concho Resources Inc 3.750% due 10/01/27	30,000	32,360
4.300% due 08/15/28	180,000	199,113
ConocoPhillips 6.500% due 02/01/39	10,000	14,641
Continental Resources Inc 3.800% due 06/01/24	50,000	46,480
4.375% due 01/15/28	40,000	34,653
4.500% due 04/15/23	30,000	28,657
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	19,125
Devon Energy Corp 5.000% due 06/15/45	220,000	209,028
Diamondback Energy Inc 2.875% due 12/01/24	20,000	20,274
3.250% due 12/01/26	20,000	20,052
3.500% due 12/01/29	20,000	19,335
5.375% due 05/31/25	10,000	10,385
Enbridge Inc (Canada) 0.770% (USD LIBOR + 0.500%) due 02/18/22 §	800,000	799,842
Energy Transfer Operating LP 2.900% due 05/15/25	10,000	10,067
3.750% due 05/15/30	190,000	184,336
4.950% due 06/15/28	50,000	52,957
5.250% due 04/15/29	20,000	21,535
6.250% due 04/15/49	20,000	20,636
6.750% due 05/15/25	50,000	38,625
Enterprise Products Operating LLC 2.800% due 01/31/30	60,000	63,673
3.700% due 01/31/51	40,000	39,610
3.950% due 01/31/60	30,000	29,661
4.150% due 10/16/28	180,000	210,557

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
4.200% due 01/31/50	$130,000	$138,494
4.800% due 02/01/49	10,000	11,565
4.850% due 03/15/44	10,000	11,388
7.550% due 04/15/38	20,000	28,028
EOG Resources Inc 3.900% due 04/01/35	30,000	33,657
4.150% due 01/15/26	70,000	80,203
4.375% due 04/15/30	150,000	177,045
4.950% due 04/15/50	30,000	36,968
EQT Corp 3.000% due 10/01/22	70,000	68,671
Exxon Mobil Corp 1.571% due 04/15/23	20,000	20,588
2.992% due 03/19/25	160,000	175,481
3.043% due 03/01/26	140,000	154,656
3.482% due 03/19/30	50,000	57,818
4.114% due 03/01/46	50,000	59,345
4.327% due 03/19/50	110,000	137,449
Greenko Solar Mauritius Ltd (India) 5.950% due 07/29/26 ~	900,000	934,874
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	400,000	468,801
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	80,000	80,576
5.500% due 03/01/44	10,000	11,741
Kinder Morgan Inc 4.300% due 06/01/25	50,000	56,291
4.300% due 03/01/28	30,000	34,170
5.050% due 02/15/46	30,000	34,083
5.200% due 03/01/48	10,000	11,731
5.550% due 06/01/45	30,000	35,762
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	504,912
MPLX LP 4.500% due 04/15/38	100,000	102,463
4.700% due 04/15/48	60,000	60,864
4.800% due 02/15/29	40,000	45,951
NGPL PipeCo LLC 4.375% due 08/15/22 ~	800,000	830,902
Noble Energy Inc 3.850% due 01/15/28	70,000	79,500
5.250% due 11/15/43	80,000	106,020
Occidental Petroleum Corp 2.700% due 08/15/22	70,000	65,534
2.900% due 08/15/24	100,000	85,030
3.000% due 02/15/27	30,000	23,631
3.125% due 02/15/22	10,000	9,489
3.200% due 08/15/26	60,000	47,700
4.100% due 02/15/47	160,000	108,400
4.200% due 03/15/48	10,000	6,887
4.400% due 04/15/46	20,000	14,303
4.625% due 06/15/45	50,000	36,256
5.550% due 03/15/26	90,000	81,660
6.450% due 09/15/36	310,000	264,087
Parsley Energy LLC 5.375% due 01/15/25 ~	10,000	10,000
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	855,000	934,729
6.900% due 03/19/49	30,000	33,408
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	211,420
Range Resources Corp 4.875% due 05/15/25	10,000	9,051
5.000% due 03/15/23	113,000	107,562
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	20,000	21,909
2.875% due 05/10/26	50,000	55,430
3.250% due 04/06/50	120,000	126,550
4.375% due 05/11/45	130,000	158,824
4.550% due 08/12/43	50,000	62,266

	Principal Amount	Value
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	$290,000	$320,594
Targa Resources Partners LP 4.250% due 11/15/23	60,000	59,556
4.875% due 02/01/31 ~	30,000	29,109
5.375% due 02/01/27	20,000	20,159
5.500% due 03/01/30 ~	20,000	19,919
5.875% due 04/15/26	20,000	20,571
6.500% due 07/15/27	10,000	10,450
6.875% due 01/15/29	10,000	10,753
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	150,000	155,571
The Williams Cos Inc 3.750% due 06/15/27	90,000	98,772
7.500% due 01/15/31	190,000	250,121
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	30,000	38,893
Western Midstream Operating LP 2.074% (USD LIBOR + 1.850%) due 01/13/23 §	20,000	18,606
4.100% due 02/01/25	30,000	28,623
4.500% due 03/01/28	30,000	28,350
4.650% due 07/01/26	100,000	97,500
5.050% due 02/01/30	60,000	58,575
6.250% due 02/01/50	50,000	46,402
WPX Energy Inc 5.250% due 10/15/27	10,000	10,167
5.875% due 06/15/28	10,000	10,463

		13,413,883

Financial - 17.0%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	800,000	810,294
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	500,000	544,067
Air Lease Corp 3.375% due 07/01/25	30,000	30,661
Aircastle Ltd 5.125% due 03/15/21	500,000	507,347
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	305,943	306,325
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	113,435
American International Group Inc 3.750% due 07/10/25	630,000	706,507
American Tower Corp REIT 3.375% due 05/15/24	1,000,000	1,083,298
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	911,054
AvalonBay Communities Inc REIT 2.300% due 03/01/30	$900,000	958,107
3.450% due 06/01/25	300,000	332,685
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 800,000	970,719
Banco Santander SA (Spain) 3.848% due 04/12/23	$200,000	213,714
Bank of America Corp 0.981% due 09/25/25	800,000	800,429
2.592% due 04/29/31	390,000	412,886
3.004% due 12/20/23	155,000	162,844
3.419% due 12/20/28	203,000	226,403
3.500% due 04/19/26	110,000	123,427
3.550% due 03/05/24	90,000	95,919
3.593% due 07/21/28	100,000	112,141
3.974% due 02/07/30	240,000	279,323
4.083% due 03/20/51	200,000	248,492
4.200% due 08/26/24	70,000	78,013
4.250% due 10/22/26	420,000	486,717
4.330% due 03/15/50	20,000	25,614
4.450% due 03/03/26	90,000	103,410

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Bank of Montreal (Canada) 1.850% due 05/01/25	$100,000	$104,395
3.803% due 12/15/32	60,000	66,889
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	651,511
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	880,250
10.179% due 06/12/21 ~	1,000,000	1,052,202
Barclays PLC (United Kingdom) 1.710% (USD LIBOR + 1.430%) due 02/15/23 §	1,000,000	1,005,202
4.972% due 05/16/29	900,000	1,052,418
5.088% due 06/20/30	200,000	225,541
8.000% due 12/15/20	EUR 600,000	711,828
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	$120,000	156,717
BNP Paribas SA (France) 1.904% due 09/30/28 ~	900,000	897,334
4.375% due 03/01/33 ~	250,000	278,166
4.705% due 01/10/25 ~	230,000	254,832
5.198% due 01/10/30 ~	200,000	246,759
Boston Properties LP REIT 4.500% due 12/01/28	500,000	589,789
BPCE SA (France) 4.000% due 09/12/23 ~	850,000	924,405
Brandywine Operating Partnership LP REIT 3.950% due 11/15/27	800,000	831,200
Capital One Financial Corp 4.250% due 04/30/25	500,000	567,958
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	194,421
CBL & Associates LP REIT 5.950% due 12/15/26	1,200,000	453,366
Citigroup Inc 2.572% due 06/03/31	700,000	737,339
4.075% due 04/23/29	150,000	172,672
4.400% due 06/10/25	170,000	191,382
4.412% due 03/31/31	315,000	378,544
5.300% due 05/06/44	102,000	136,198
5.500% due 09/13/25	120,000	142,072
5.950% due 01/30/23	300,000	309,018
5.950% due 05/15/25	200,000	209,907
6.675% due 09/13/43	70,000	107,807
8.125% due 07/15/39	70,000	122,177
Cooperatieve Rabobank UA (Netherlands) 4.375% due 08/04/25	250,000	283,476
4.625% due 12/01/23	290,000	322,758
6.625% due 06/29/21 ~	EUR 400,000	484,689
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$800,000	851,251
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	250,000	273,176
6.500% due 08/08/23 ~	1,200,000	1,363,327
Credit Suisse Group AG (Switzerland) 1.489% (USD LIBOR + 1.240%) due 06/12/24 § ~	750,000	756,442
4.194% due 04/01/31 ~	250,000	289,124
CyrusOne LP REIT 1.450% due 01/22/27	EUR 100,000	116,630
Danske Bank AS (Denmark) 5.000% due 01/12/22 ~	$200,000	210,178
5.375% due 01/12/24 ~	200,000	225,237
Deutsche Bank AG (Germany) 3.150% due 01/22/21	600,000	603,721
3.300% due 11/16/22	500,000	517,407
3.961% due 11/26/25	1,000,000	1,064,146
4.250% due 10/14/21	900,000	925,634
5.000% due 02/14/22	900,000	941,821
Diversified Healthcare Trust REIT 9.750% due 06/15/25	600,000	672,096

	Principal Amount	Value
Empower Finance LP (Canada) 1.357% due 09/17/27 ~	$900,000	$897,847
EPR Properties REIT 5.250% due 07/15/23	400,000	400,328
GE Capital Funding LLC 4.400% due 05/15/30 ~	900,000	969,278
GLP Capital LP REIT 5.375% due 04/15/26	900,000	999,157
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	219,016
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	207,751
HSBC Holdings PLC (United Kingdom) 4.583% due 06/19/29	360,000	414,332
4.950% due 03/31/30	200,000	241,364
6.875% due 06/01/21	400,000	408,053
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	913,463
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	821,996
International Lease Finance Corp 5.875% due 08/15/22	150,000	160,556
Intesa Sanpaolo SPA (Italy) 3.375% due 01/12/23 ~	220,000	228,615
5.017% due 06/26/24 ~	370,000	389,113
JPMorgan Chase & Co 2.083% due 04/22/26	100,000	104,603
2.182% due 06/01/28	900,000	940,374
2.522% due 04/22/31	360,000	384,162
3.109% due 04/22/51	150,000	159,676
3.509% due 01/23/29	150,000	168,906
4.203% due 07/23/29	170,000	201,444
4.452% due 12/05/29	70,000	84,255
4.950% due 06/01/45	150,000	202,668
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	900,000	931,829
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	943,334
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	38,190
Lifestorage LP REIT 3.500% due 07/01/26	800,000	889,189
Lloyds Banking Group PLC (United Kingdom) 1.490% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	564,732
4.000% due 03/07/25	900,000	702,931
4.375% due 03/22/28	$200,000	232,038
4.450% due 05/08/25	500,000	565,792
7.625% due 06/27/23 ~	GBP 600,000	807,063
Logicor Financing Sarl 1.625% due 07/15/27 ~	EUR 900,000	1,082,059
Mastercard Inc 3.850% due 03/26/50	$110,000	139,168
Metropolitan Life Global Funding I 3.450% due 12/18/26 ~	700,000	800,952
Mid-America Apartments LP REIT 4.200% due 06/15/28	700,000	813,943
Mitsubishi UFJ Financial Group Inc (Japan) 3.407% due 03/07/24	700,000	760,858
3.455% due 03/02/23	600,000	639,185
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	800,000	806,757
2.201% due 07/10/31	800,000	810,708
2.226% due 05/25/26	800,000	832,525
3.922% due 09/11/24	300,000	326,329
Morgan Stanley 2.188% due 04/28/26	130,000	136,289
2.699% due 01/22/31	170,000	181,867
3.125% due 07/27/26	200,000	221,081
3.622% due 04/01/31	290,000	331,932

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.737% due 04/24/24	$100,000	$107,676
3.772% due 01/24/29	10,000	11,402
4.431% due 01/23/30	10,000	11,978
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	902,817
Nasdaq Inc 3.850% due 06/30/26	$800,000	910,013
National Retail Properties Inc REIT 2.500% due 04/15/30	900,000	899,724
3.500% due 10/15/27	200,000	213,308
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	800,000	859,890
5.125% due 05/28/24	570,000	626,357
8.625% due 08/15/21	600,000	616,332
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	40,484
Nomura Holdings Inc (Japan) 2.679% due 07/16/30	1,000,000	1,031,906
Nordea Bank Abp (Finland) 1.000% due 06/09/23 ~	200,000	202,852
Oversea-Chinese Banking Corp Ltd (Singapore) 0.730% (USD LIBOR + 0.450%) due 05/17/21 § ~	400,000	400,447
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	50,000	50,221
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	20,366
Royal Bank of Canada (Canada) 1.150% due 06/10/25	130,000	131,800
1.600% due 04/17/23	90,000	92,413
Sagax AB (Sweden) 1.125% due 01/30/27 ~	EUR 800,000	921,014
Samhallsbyggnadsbolaget i Norden AB (Sweden) 1.000% due 08/12/27 ~	1,000,000	1,128,200
Santander Holdings USA Inc 3.244% due 10/05/26	$1,000,000	1,071,238
3.450% due 06/02/25	700,000	747,803
4.500% due 07/17/25	330,000	366,355
Scentre Group Trust 1 REIT (Australia) 4.375% due 05/28/30 ~	900,000	1,011,100
Shinhan Financial Group Co Ltd (South Korea) 1.350% due 01/10/26 ~	1,000,000	1,001,740
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	541,369
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	795,510
Sumitomo Mitsui Financial Group Inc (Japan) 1.474% due 07/08/25	800,000	815,847
2.058% due 07/14/21	120,000	121,658
Teachers Insurance & Annuity Association of America 4.900% due 09/15/44 ~	40,000	50,528
6.850% due 12/16/39 ~	18,000	26,886
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	31,192
The Depository Trust & Clearing Corp 3.417% (USD LIBOR + 3.167%) due 12/15/20 § ~	250,000	225,054
The Goldman Sachs Group Inc 3.200% due 02/23/23	60,000	63,549
3.500% due 01/23/25	700,000	769,075
3.750% due 05/22/25	600,000	667,121
3.850% due 07/08/24	160,000	175,918
4.223% due 05/01/29	180,000	209,919
4.250% due 10/21/25	590,000	671,065
5.150% due 05/22/45	340,000	443,793
6.250% due 02/01/41	70,000	104,769
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	150,000	152,577

	Principal Amount	Value
UBS Group AG (Switzerland) 1.750% due 04/21/22 ~	$200,000	$203,693
2.859% due 08/15/23 ~	900,000	935,035
3.491% due 05/23/23 ~	260,000	271,276
4.125% due 09/24/25 ~	1,000,000	1,141,395
7.000% due 01/31/24 ~	450,000	480,688
UniCredit SpA (Italy) 6.572% due 01/14/22 ~	350,000	371,524
7.830% due 12/04/23 ~	1,800,000	2,110,423
VEREIT Operating Partnership LP REIT 3.400% due 01/15/28	700,000	729,967
3.950% due 08/15/27	200,000	213,155
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	730,406
Visa Inc 3.150% due 12/14/25	$80,000	89,592
4.300% due 12/14/45	100,000	133,203
Washington Prime Group LP REIT 6.450% due 08/15/24	950,000	484,600
Wells Fargo & Co 2.164% due 02/11/26	800,000	830,946
2.188% due 04/30/26	80,000	83,212
2.393% due 06/02/28	900,000	940,039
2.879% due 10/30/30	110,000	117,515
3.000% due 10/23/26	100,000	109,310
3.450% due 02/13/23	40,000	42,428
3.584% due 05/22/28	100,000	112,023
3.750% due 01/24/24	850,000	924,257
4.400% due 06/14/46	30,000	35,784
4.478% due 04/04/31	350,000	425,225
4.750% due 12/07/46	110,000	137,656
4.900% due 11/17/45	190,000	241,339
5.013% due 04/04/51	440,000	600,823
5.375% due 11/02/43	80,000	105,820
5.606% due 01/15/44	150,000	203,761

		89,321,312

Industrial - 2.9%

3M Co 2.375% due 08/26/29	60,000	64,987
3.050% due 04/15/30	10,000	11,453
3.700% due 04/15/50	80,000	96,178
Carrier Global Corp 1.923% due 02/15/23 ~	20,000	20,588
2.242% due 02/15/25 ~	50,000	52,170
2.493% due 02/15/27 ~	10,000	10,472
2.700% due 02/15/31 ~	30,000	31,315
2.722% due 02/15/30 ~	100,000	104,675
3.377% due 04/05/40 ~	30,000	31,421
3.577% due 04/05/50 ~	30,000	31,827
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	407,768
Deere & Co 3.100% due 04/15/30	20,000	22,927
3.750% due 04/15/50	60,000	74,831
Eaton Corp 2.750% due 11/02/22	130,000	136,316
4.150% due 11/02/42	20,000	24,678
Flex Ltd 4.875% due 05/12/30	800,000	914,797
GATX Corp 0.969% (USD LIBOR + 0.720%) due 11/05/21 §	1,000,000	998,894
4.750% due 06/15/22	400,000	420,557
General Dynamics Corp 3.500% due 05/15/25	10,000	11,218
4.250% due 04/01/40	10,000	12,602
4.250% due 04/01/50	30,000	39,341
General Electric Co 3.150% due 09/07/22	77,000	80,443
3.450% due 05/01/27	10,000	10,585

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.625% due 05/01/30	$930,000	$967,124
4.250% due 05/01/40	20,000	20,413
4.350% due 05/01/50	30,000	30,625
5.875% due 01/14/38	40,000	46,727
6.750% due 03/15/32	30,000	37,743
6.875% due 01/10/39	298,000	382,084
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	30,000	30,356
L3Harris Technologies Inc 5.054% due 04/27/45	60,000	81,550
Lockheed Martin Corp 3.100% due 01/15/23	20,000	21,213
3.550% due 01/15/26	70,000	79,740
4.500% due 05/15/36	30,000	38,170
Northrop Grumman Corp 2.930% due 01/15/25	40,000	43,540
3.250% due 01/15/28	160,000	179,918
5.250% due 05/01/50	40,000	57,548
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	810,120
Otis Worldwide Corp 2.056% due 04/05/25	30,000	31,558
2.293% due 04/05/27	30,000	31,940
2.565% due 02/15/30	90,000	96,819
Penske Truck Leasing Co Lp 4.125% due 08/01/23 ~	600,000	652,189
4.250% due 01/17/23 ~	800,000	861,183
Raytheon Co 3.125% due 10/15/20	70,000	70,072
Raytheon Technologies Corp 2.800% due 03/15/22 ~	500,000	515,735
3.100% due 11/15/21 ~	800,000	817,630
3.950% due 08/16/25	60,000	68,283
4.125% due 11/16/28	20,000	23,701
4.500% due 06/01/42	60,000	75,833
Republic Services Inc 2.500% due 08/15/24	50,000	53,240
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	1,100,000	1,122,795
Textron Inc 2.450% due 03/15/31	700,000	694,828
The Boeing Co 2.700% due 02/01/27	30,000	29,285
2.800% due 03/01/27	30,000	29,304
3.100% due 05/01/26	10,000	9,980
3.200% due 03/01/29	90,000	88,712
3.250% due 02/01/35	160,000	150,425
3.550% due 03/01/38	20,000	18,235
3.750% due 02/01/50	190,000	174,438
5.150% due 05/01/30	390,000	438,045
TransDigm Inc 6.250% due 03/15/26 ~	30,000	31,494
8.000% due 12/15/25 ~	20,000	21,770
Union Pacific Corp 2.150% due 02/05/27	50,000	53,279
2.400% due 02/05/30	50,000	53,938
3.750% due 07/15/25	120,000	136,763
3.750% due 02/05/70	70,000	79,166
Waste Management Inc 3.500% due 05/15/24	20,000	21,904
4.150% due 07/15/49	50,000	63,920
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	800,000	844,125
WRKCo Inc 4.650% due 03/15/26	1,000,000	1,177,036

		14,974,539

Technology - 1.9%

Apple Inc 2.450% due 08/04/26	80,000	87,225

	Principal Amount	Value
Broadcom Inc 3.459% due 09/15/26	$500,000	$548,527
4.150% due 11/15/30	900,000	1,012,491
4.300% due 11/15/32	800,000	914,217
4.700% due 04/15/25	240,000	272,940
Dell International LLC 5.450% due 06/15/23 ~	500,000	548,498
6.020% due 06/15/26 ~	1,000,000	1,175,849
Hewlett Packard Enterprise Co 0.954% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	600,087
Intel Corp 3.700% due 07/29/25	50,000	56,902
4.600% due 03/25/40	10,000	13,346
4.750% due 03/25/50	190,000	261,853
4.950% due 03/25/60	30,000	43,929
Micron Technology Inc 2.497% due 04/24/23	50,000	51,963
Microsoft Corp 2.525% due 06/01/50	150,000	157,456
2.675% due 06/01/60	5,000	5,274
3.300% due 02/06/27	200,000	228,906
3.450% due 08/08/36	20,000	24,244
3.950% due 08/08/56	25,000	33,151
NetApp Inc 2.700% due 06/22/30	1,000,000	1,037,308
NVIDIA Corp 2.850% due 04/01/30	30,000	33,895
3.500% due 04/01/40	70,000	82,320
3.500% due 04/01/50	190,000	223,485
3.700% due 04/01/60	40,000	47,764
NXP BV (Netherlands) 4.625% due 06/01/23 ~	700,000	767,045
4.875% due 03/01/24 ~	800,000	899,902
Texas Instruments Inc 1.750% due 05/04/30	20,000	20,677
TSMC Global Ltd (Taiwan) 0.750% due 09/28/25 ~	200,000	198,300
VMware Inc 2.950% due 08/21/22	800,000	833,303

		10,180,857

Utilities - 2.3%

Alabama Power Co 1.450% due 09/15/30	400,000	401,729
Consolidated Edison Co of New York Inc 3.350% due 04/01/30	20,000	23,090
3.950% due 04/01/50	10,000	12,165
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	84,807
Duke Energy Corp 3.150% due 08/15/27	200,000	221,121
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	23,256
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	811,121
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	900,000	955,150
FirstEnergy Corp 7.375% due 11/15/31	490,000	687,394
LG&E and KU Energy LLC 4.375% due 10/01/21	500,000	514,474
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,070,823
NextEra Energy Capital Holdings Inc 0.970% (USD LIBOR + 0.720%) due 02/25/22 §	900,000	906,967
3.200% due 02/25/22	900,000	934,990
Niagara Mohawk Power Corp 4.278% due 12/15/28 ~	1,100,000	1,326,413

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Pacific Gas and Electric Co 1.750% due 06/16/22	$480,000	$480,581
2.100% due 08/01/27	20,000	19,467
2.500% due 02/01/31	30,000	28,654
3.150% due 01/01/26	200,000	205,529
3.300% due 08/01/40	10,000	9,179
3.450% due 07/01/25	800,000	838,289
3.500% due 06/15/25	800,000	842,781
3.500% due 08/01/50	20,000	18,129
3.750% due 02/15/24	600,000	628,801
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	240,875

		12,285,785

Total Corporate Bonds & Notes (Cost $207,132,545)		216,503,305

SENIOR LOAN NOTES - 1.3%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B due 09/04/27 ¥	20,000	20,004

Communications - 0.2%

Altice France SA Term B-12 (France) 3.840% (USD LIBOR + 3.688%) due 01/31/26 §	242,208	229,492
Charter Communications Operating LLC Term B-1 1.900% (USD LIBOR + 1.750%) due 04/30/25 §	177,909	175,092
CSC Holdings LLC Term B-5 2.652% (USD LIBOR + 2.500%) due 04/15/27 §	29,850	29,022
Diamond Sports Group LLC Term B 3.400% (USD LIBOR + 3.250%) due 08/24/26 § ±	9,801	7,644
iHeartCommunications Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/01/26 §	59,376	56,467
Level 3 Financing Inc Term B 1.897% (USD LIBOR + 1.750%) due 03/01/27 §	53,972	52,344
Nexstar Broadcasting Inc Term B 2.905% (USD LIBOR + 2.750%) due 09/19/26 §	182,519	179,096
T-Mobile USA Inc Term B 3.147% (USD LIBOR + 3.000%) due 04/01/27 §	89,775	89,815
Univision Communications Inc Term B 4.750% (USD LIBOR + 3.750%) due 03/24/26 §	140,183	136,714
Virgin Media Bristol LLC Term N 2.652% (USD LIBOR + 2.500%) due 01/31/28 §	160,000	155,800
Ziggo Financing Partnership Term I (Netherlands) 2.652% (USD LIBOR + 2.500%) due 04/30/28 §	99,750	96,411

		1,207,897

Consumer, Cyclical - 0.3%

Alterra Mountain Co Term B 2.897% (USD LIBOR + 2.750%) due 07/31/24 §	78,586	76,228
Caesars Resort Collection LLC Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	119,091	111,929
Term B-1 4.772% (USD LIBOR + 4.500%) due 07/20/25 §	70,000	67,950

	Principal Amount	Value
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	$71,254	$68,591
Clarios Global LP Term B 3.647% (USD LIBOR + 3.500%) due 04/30/26 §	89,100	86,984
Delta Air Lines Inc Term B 5.750% (USD LIBOR + 4.750%) due 04/29/23 §	99,750	99,739
Four Seasons Hotels Ltd Term B (Canada) 2.147% (USD LIBOR + 2.000%) due 11/30/23 §	59,256	57,745
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	38,074	34,305
Hilton Worldwide Finance LLC Term B-2 1.898% (USD LIBOR + 1.750%) due 06/21/26 §	140,000	135,664
Michaels Stores Inc Term B due 09/17/27 ¥	30,000	29,325
3.500% (USD LIBOR + 2.500%) due 01/28/23 §	105,594	105,515
Party City Holdings Inc 3.250% (USD LIBOR + 2.500%) due 08/19/22 §	28,173	23,172
PCI Gaming Authority Term B 2.647% (USD LIBOR + 2.500%) due 05/31/26 §	35,131	34,244
Restaurant Brands International Inc Term B (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	198,500	191,180
Scientific Games International Inc Term B-5 2.897% (USD LIBOR + 2.750%) due 08/14/24 §	143,441	135,677
Stars Group Holdings BV Term B (Canada) 3.720% (USD LIBOR + 3.500%) due 07/10/25 §	5,083	5,091
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 §	68,916	64,971
UFC Holdings LLC Term B 4.250% (USD LIBOR + 3.250%) due 04/29/26 §	118,255	116,851
Wynn Resorts Finance LLC Term A 1.900% (USD LIBOR + 1.750%) due 09/20/24 §	180,500	171,475

		1,616,636

Consumer, Non-Cyclical - 0.5%

Allied Universal Holdco LLC 4.397% (USD LIBOR + 4.250%) due 07/12/26 §	138,002	136,762
Bausch Health Americas Inc Term B 3.151% (USD LIBOR + 3.000%) due 06/01/25 §	41,418	40,676
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	198,954	195,333
Elanco Animal Health Inc Term B 1.905% (USD LIBOR + 1.750%) due 08/01/27 §	146,491	142,685
Eyecare Partners LLC 3.897% (USD LIBOR + 3.750%) due 02/20/27 §	40,338	38,160
Froneri US Inc Term B (United Kingdom) 2.397% (USD LIBOR + 2.250%) due 01/31/27 §	59,850	57,783
Garda World Security Corp Term B (Canada) 4.900% (USD LIBOR + 4.750%) due 10/30/26 §	34,353	34,203

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Global Medical Response Inc Term B due 09/24/25 ¥	$30,000	$29,387
4.250% (USD LIBOR + 3.250%) due 04/28/22 §	303,141	302,478
Grifols Worldwide Operations USA Inc Term B (Spain) 2.100% (USD LIBOR + 2.000%) due 11/15/27 §	148,875	146,130
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	88,983	88,791
Legacy LifePoint Health LLC Term B 3.897% (USD LIBOR + 3.750%) due 11/16/25 §	177,066	172,381
Milano Acquisition Corp due 10/01/27 ¥	100,000	99,187
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	186,441	183,695
Option Care Health Inc 4.647% (USD LIBOR + 4.500%) due 08/06/26 §	79,400	78,871
Phoenix Guarantor Inc Term B 3.401% (USD LIBOR + 3.250%) due 03/05/26 §	100,549	98,371
Prime Security Services Borrower LLC Term B 4.250% (USD LIBOR + 3.250%) due 09/23/26 §	158,030	156,802
Reynolds Consumer Products LLC Term B 1.897% (USD LIBOR + 1.750%) due 02/04/27 §	63,198	62,463
Sotera Health Holdings LLC 5.500% (USD LIBOR + 4.500%) due 12/13/26 §	199,000	198,502
Trans Union LLC Term B-5 1.897% (USD LIBOR + 1.750%) due 11/13/26 §	48,183	47,133
US Foods Inc Term B 1.897% (USD LIBOR + 1.750%) due 06/27/23 §	39,792	38,417
2.147% (USD LIBOR + 2.000%) due 09/13/26 §	39,799	38,238

		2,386,448

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.720% (USD LIBOR + 2.500%) due 02/02/27 §	39,328	38,502

Financial - 0.1%

Asurion LLC
Term B-4 3.147% (USD LIBOR + 3.000%) due 08/04/22 §	125,025	123,681
Term B-7 3.147% (USD LIBOR + 3.000%) due 11/03/24 §	68,818	67,774
Citadel Securities LP Term B 2.897% (USD LIBOR + 2.750%) due 02/27/26 §	39,725	39,551
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	129,675	129,202
Focus Financial Partners LLC Term B-3 2.147% (USD LIBOR + 2.000%) due 07/03/24 §	79,115	77,212
Jane Street Group LLC Term B 3.147% (USD LIBOR + 3.000%) due 01/07/25 §	49,177	48,915

	Principal Amount	Value
The Edelman Financial Center LLC Term B 3.145% (USD LIBOR + 3.000%) due 07/19/25 §	$58,950	$57,019
VFH Parent LLC 3.164% (USD LIBOR + 3.000%) due 03/01/26 §	33,559	33,370
VICI Properties 1 LLC Term B 1.906% (USD LIBOR + 1.750%) due 12/22/24 §	60,000	58,140

		634,864

Industrial - 0.1%

APi Group DE Inc Term B 2.647% (USD LIBOR + 2.500%) due 10/01/26 §	79,400	77,911
Atlantic Aviation FBO Inc Term B 3.900% (USD LIBOR + 3.750%) due 12/06/25 §	19,650	19,208
Berry Global Inc Term W 2.156% (USD LIBOR + 2.000%) due 10/01/22 §	70,000	69,577
Genesee & Wyoming Inc 2.220% (USD LIBOR + 2.000%) due 12/30/26 §	139,300	137,306
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	15,906	15,859
The Boeing Co 1.500% (USD LIBOR + 1.250%) due 02/06/22 § ¥	150,000	146,438

		466,299

Technology - 0.1%

athenahealth Inc Term B 4.750% (USD LIBOR + 4.500%) due 02/11/26 §	177,399	175,403
Dcert Buyer Inc 4.147% (USD LIBOR + 4.000%) due 10/16/26 §	169,150	167,332
Dell International LLC Term B-1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	155,669	155,197
McAfee LLC Term B 3.896% (USD LIBOR + 3.750%) due 09/29/24 §	77,989	77,514

		575,446

Total Senior Loan Notes (Cost $7,078,549)		6,946,096

MORTGAGE-BACKED SECURITIES - 38.2%

Collateralized Mortgage Obligations - Commercial - 3.5%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	998,216
AREIT Trust 2.772% (USD LIBOR + 2.620%) due 04/14/37 § ~	600,000	606,900
Ashford Hospitality Trust 1.152% (USD LIBOR + 1.000%) due 06/15/35 § ~	600,000	574,899
BAMLL Re-REMIC Trust 6.015% due 08/10/45 § ~	1,624,540	716,203
BX Commercial Mortgage Trust 2.202% (USD LIBOR + 2.050%) due 11/15/35 § ~	98,000	96,684
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	785,497
Commercial Mortgage Trust 3.545% due 02/10/36 ~	1,000,000	1,093,165
4.451% due 02/10/48 §	90,000	85,895

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	$77,556	$34,537
CSMC Trust 2.257% due 08/15/37 ~	1,000,000	1,034,247
4.373% due 09/15/37 ~	830,000	551,165
4.764% due 12/15/21	430,000	399,642
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	1,023,366
DBUBS Mortgage Trust 5.335% due 08/10/44 § ~	260,000	261,625
Fannie Mae 2.358% due 01/25/31 §	5,000,000	756,475
2.444% due 10/25/29	800,000	864,997
3.273% due 02/25/29	140,000	161,312
3.610% due 02/25/31	70,000	84,189
3.700% due 01/25/36	100,000	120,942
FREMF Mortgage Trust 2.307% (USD LIBOR + 2.150%) due 01/25/26 § ~	272,804	260,538
Government National Mortgage Association 2.695% due 11/16/47 §	87,235	92,466
Government National Mortgage Association (IO) 0.393% due 01/16/53 §	8,528,761	171,301
0.541% due 04/16/47 §	3,451,866	98,628
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	602,793
GS Mortgage Securities Trust 1.452% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	902,487
3.203% due 02/10/29 ~	400,000	399,614
5.622% due 11/10/39	93,803	64,910
JP Morgan Chase Commercial Mortgage Securities Trust 3.152% (USD LIBOR + 3.000%) due 01/16/37 § ~	380,000	322,192
4.152% (USD LIBOR + 4.000%) due 01/16/37 § ~	300,000	247,461
4.402% (USD LIBOR + 4.250%) due 12/15/36 § ~	280,000	233,718
5.872% due 02/12/49 §	223,929	118,212
6.902% (USD LIBOR + 6.750%) due 12/15/36 § ~	280,000	221,790
MF1 Ltd (Cayman) 2.202% (USD LIBOR + 2.050%) due 07/15/35 § ~	1,200,000	1,209,450
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	38,956	22,878
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	925,473	967,383
Morgan Stanley Capital I Trust 2.508% due 04/05/42 § ~	400,000	421,779
3.516% due 07/13/29 § ~	600,000	608,219
3.560% due 07/13/29 § ~	700,000	709,743
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	154,085	152,110
Wells Fargo Commercial Mortgage Trust (IO) 1.402% due 03/15/50 §	4,638,805	304,088

		18,381,716

Collateralized Mortgage Obligations - Residential - 6.8%

Alternative Loan Trust 0.318% (USD LIBOR + 0.170%) due 07/25/46 §	121,016	137,592
0.358% (USD LIBOR + 0.210%) due 05/25/35 §	233,354	216,605
2.866% due 06/25/37 §	86,010	75,529
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,355,132	395,476

	Principal Amount	Value
Banc of America Funding Trust 3.676% due 05/25/35 §	$13,922	$14,105
BCAP LLC Trust 0.575% due 03/28/37 § ~	1,299,224	1,286,485
4.851% due 03/26/37 ~	31,953	32,173
Bear Stearns Adjustable Rate Mortgage Trust 3.098% due 08/25/33 §	18,699	18,410
3.373% due 10/25/36 §	4,990	4,901
3.976% due 01/25/35 §	260,585	265,846
Bear Stearns ALT-A Trust 3.191% due 11/25/36 §	45,385	29,903
3.502% due 05/25/35 §	13,786	13,693
Chase Mortgage Finance Trust 3.132% due 09/25/36 §	53,284	47,444
3.503% due 02/25/37 §	157,813	157,325
ChaseFlex Trust 0.298% (USD LIBOR + 0.150%) due 08/25/37 §	320,981	277,530
Chevy Chase Funding LLC 0.398% (USD LIBOR + 0.250%) due 08/25/35 § ~	13,606	13,494
0.698% due 05/25/35 § ~	698,516	532,159
Citigroup Mortgage Loan Trust Inc 2.290% (US Treasury + 2.150%) due 09/25/35 §	5,877	5,959
Countrywide Home Loan Mortgage Pass-Through Trust 0.788% (USD LIBOR + 0.640%) due 03/25/35 §	7,745	7,418
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	44,011	37,509
Downey Saving & Loan Association Mortgage Loan Trust 0.336% (USD LIBOR + 0.180%) due 04/19/47 §	83,225	74,275
Eurosail-UK PLC (United Kingdom) 1.010% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 615,042	788,372
Fannie Mae 0.605% (USD LIBOR + 0.450%) due 09/25/46 §	$410,241	405,152
1.625% (US PRIME - 1.625%) due 11/25/23 §	39,791	39,904
5.500% due 04/25/35	342,057	404,979
Fannie Mae (IO) 4.000% due 03/25/43	272,037	32,726
4.000% due 04/25/43	995,114	128,918
5.852% (6.000% - USD LIBOR) due 11/25/45 §	1,395,434	301,233
5.952% (6.100% - USD LIBOR) due 09/25/46 §	864,372	173,559
Freddie Mac (IO) 3.500% due 04/15/43	300,265	29,951
4.000% due 04/15/43	227,361	11,860
5.952% (6.100% - USD LIBOR) due 08/15/44 §	220,456	46,623
Freddie Mac REMICS 3.000% due 08/15/48	186,113	194,060
8.000% due 04/15/30	59,303	71,027
Freddie Mac REMICS (IO)
2.500% due 09/25/50	199,516	26,027
Freddie Mac Structured Agency Credit Risk Debt Notes 3.298% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,004,614
4.148% (USD LIBOR + 4.000%) due 08/25/24 §	251,341	257,184
GMACM Mortgage Loan Trust 6.000% due 12/25/35	575,556	547,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association 0.455% (USD LIBOR + 0.300%) due 05/20/68 §	$372,608	$371,623
0.606% (USD LIBOR + 0.450%) due 07/20/70 §	396,517	397,132
0.655% (USD LIBOR + 0.500%) due 06/20/69 §	188,969	189,768
0.755% (USD LIBOR + 0.600%) due 07/20/65 §	790,045	794,950
0.955% (USD LIBOR + 0.800%) due 06/20/66 §	684,014	693,481
0.955% (USD LIBOR + 0.800%) due 07/20/66 §	1,085,300	1,099,557
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	657,375	671,676
3.672% due 09/20/66 §	797,758	852,467
Government National Mortgage Association (IO) 2.500% due 08/20/50	99,811	13,855
4.000% due 11/20/44	709,066	91,570
4.500% due 11/16/45	258,978	46,807
5.948% (6.100% - USD LIBOR) due 10/16/46 §	215,477	60,091
5.994% (6.150% - USD LIBOR) due 02/20/46 §	1,239,483	277,308
Great Hall Mortgages PLC (United Kingdom) 0.363% (USD LIBOR + 0.130%) due 06/18/39 § ~	235,795	229,121
GSR Mortgage Loan Trust 6.000% due 11/25/35	560,688	400,975
6.000% due 07/25/37	261,405	234,384
HarborView Mortgage Loan Trust 0.308% (USD LIBOR + 0.160%) due 05/25/38 §	271,443	240,583
0.326% (USD LIBOR + 0.170%) due 12/19/36 §	154,399	139,219
0.596% (USD LIBOR + 0.440%) due 05/19/35 §	219,792	205,038
3.347% due 02/25/36 §	43,625	22,298
3.744% due 08/19/36 §	111,978	108,672
Hawksmoor Mortgages (United Kingdom) 1.112% (SONIA + 1.050%) due 05/25/53 § ~	GBP 2,965,764	3,838,107
JP Morgan Mortgage Trust 3.044% due 07/25/35 §	$21,128	21,244
3.500% due 10/25/48 § ~	1,212,347	1,248,209
5.750% due 01/25/36	13,393	9,669
Ludgate Funding PLC (United Kingdom) 0.221% (GBP LIBOR + 0.160%) due 01/01/61 § ~	GBP 440,453	539,264
Merrill Lynch Mortgage Investors Trust 3.231% due 11/25/35 §	$265,627	261,069
Metlife Securitization Trust 3.750% due 03/25/57 § ~	910,786	984,422
Morgan Stanley Resecuritization Trust 1.881% (US FED + 0.710%) due 12/27/46 § ~	1,658,135	1,371,611
New Residential Mortgage Loan Trust 2.492% due 09/25/59 § ~	306,462	312,843
3.500% due 12/25/57 § ~	892,744	962,202
Nomura Resecuritization Trust 6.719% due 06/26/35 § ~	1,832,451	1,807,216
OBX Trust 0.798% (USD LIBOR + 0.650%) due 06/25/57 § ~	866,339	867,205
RALI Trust 6.000% due 03/25/37	879,205	849,728
RBSSP Resecuritization Trust 3.317% due 12/25/35 § ~	44,923	44,955

	Principal Amount	Value
Reperforming Loan REMIC Trust 0.488% (USD LIBOR + 0.340%) due 06/25/35 § ~	$27,387	$25,666
0.488% (USD LIBOR + 0.340%) due 01/25/36 § ~	153,106	146,686
Ripon Mortgages PLC (United Kingdom) 0.868% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 669,752	865,159
Silverstone Master Issuer PLC (United Kingdom) 0.841% (USD LIBOR + 0.570%) due 01/21/70 § ~	$648,000	649,601
Towd Point Mortgage Funding (United Kingdom) 0.965% (SONIA + 0.900%) due 07/20/45 § ~	GBP 1,389,390	1,792,340
Towd Point Mortgage Funding PLC (United Kingdom) 0.963% due 05/20/45 § ~	1,266,512	1,633,970
1.101% (GBP LIBOR + 1.025%) due 10/20/51 § ~	1,143,693	1,482,996
Tower Bridge Funding No 3 PLC (United Kingdom) 1.257% (GBP LIBOR + 1.200%) due 12/20/61 § ~	415,081	536,554
WaMu Mortgage Pass-Through Certificates Trust 3.660% due 02/25/37 §	$123,162	112,684

		35,611,615

Fannie Mae - 21.1%

due 10/01/35 #	400,000	409,188
due 10/01/35 #	1,400,000	1,454,797
due 10/01/50 #	1,900,000	1,964,273
due 11/01/50 #	21,400,000	22,424,024
due 11/01/50 #	5,100,000	5,383,832
due 12/01/50 #	23,000,000	23,678,457
due 12/01/50 #	38,300,000	40,025,223
2.220% (US FED + 1.200%) due 10/01/44 §	8,777	8,819
2.310% due 08/01/22	489,284	501,136
2.326% (US Treasury + 2.043%) due 09/01/35 §	17,328	17,633
2.500% due 06/01/28	34,597	36,370
2.790% due 08/01/29	100,000	112,991
2.810% due 04/01/25	30,000	32,567
3.000% due 09/01/21 - 07/01/50	2,539,613	2,699,443
3.160% due 05/01/29	39,329	45,277
3.266% (US Treasury + 2.360%) due 11/01/34 §	22,028	23,356
3.302% (USD LIBOR + 1.512%) due 11/01/32 §	27,928	27,928
3.500% due 09/01/42 - 10/01/49	3,367,864	3,610,483
3.737% (USD LIBOR + 1.737%) due 12/01/35 §	4,639	4,661
4.000% due 06/01/25 - 06/01/57	2,439,279	2,634,167
4.096% (US FED + 1.926%) due 12/01/36 §	1,634	1,716
4.500% due 06/01/24 - 09/01/57	2,555,286	2,819,910
5.000% due 02/01/35 - 03/01/50	969,116	1,062,898
5.500% due 07/01/21 - 08/01/39	1,019,155	1,165,895
6.000% due 02/01/33 - 07/01/41	217,283	256,884

		110,401,928

Freddie Mac - 1.8%

2.007% (USD LIBOR + 1.345%) due 09/01/35 §	4,143	4,296
2.459% (USD LIBOR + 1.870%) due 09/01/35 §	12,585	12,667
2.859% (USD LIBOR + 1.724%) due 06/01/35 §	36,885	38,822
3.000% due 09/01/32 - 07/01/50	2,077,285	2,216,923
3.500% due 10/01/42 - 03/01/50	766,854	830,709

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
3.649% (US Treasury + 2.250%) due 11/01/31 §	$1,360	$1,366
3.750% (US Treasury + 2.250%) due 04/01/32 §	9,639	9,689
4.000% due 11/01/33 - 04/01/49	4,143,373	4,471,722
4.500% due 11/01/44 - 04/01/50	310,630	343,440
5.000% due 08/01/48 - 03/01/50	846,574	928,211
5.500% due 03/01/23 - 05/01/40	435,574	505,415
6.000% due 03/01/23	4,770	5,319

		9,368,579

Government National Mortgage Association - 5.0%

due 10/20/50 #	400,000	415,531
due 10/20/50 #	500,000	525,000
due 11/20/50 #	13,900,000	14,910,465
due 12/20/50 #	500,000	523,281
due 12/20/50 #	3,500,000	3,691,895
3.000% due 09/15/42 - 01/20/50	540,574	568,453
3.500% due 03/20/45 - 02/20/49	760,137	819,553
4.000% due 06/20/47 - 04/20/50	685,668	736,693
4.500% due 06/20/48 - 02/20/50	2,010,869	2,166,114
5.000% due 10/15/38 - 02/20/49	1,921,181	2,097,995

		26,454,980

Total Mortgage-Backed Securities (Cost $201,926,952)		200,218,818

ASSET-BACKED SECURITIES - 7.4%

ACE Securities Corp Home Equity Loan Trust 1.123% (USD LIBOR + 0.975%) due 07/25/35 §	436,351	436,421
Anchorage Capital CLO 16 Ltd (Cayman) due 10/20/31 # ~	700,000	700,000
Applebee’s Funding LLC 4.194% due 06/07/49 ~	270,000	251,673
Argent Securities Inc 0.968% (USD LIBOR + 0.820%) due 02/25/34 §	553,646	536,482
1.273% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	467,271
Asset-Backed Funding Certificates Trust 0.848% (USD LIBOR + 0.700%) due 06/25/34 §	48,424	47,202
Basic Asset Backed Securities Trust 0.458% (USD LIBOR + 0.310%) due 04/25/36 §	300,027	298,502
Bear Stearns Asset Backed Securities I Trust 0.348% (USD LIBOR + 0.200%) due 12/25/36 §	114,653	114,672
0.388% (USD LIBOR + 0.240%) due 12/25/36 §	1,224,748	1,085,515
1.153% (USD LIBOR + 1.005%) due 06/25/35 §	249,708	246,132
CBAM Ltd (Cayman) 1.293% (USD LIBOR + 1.020%) due 04/17/31 § ~	800,000	789,000
1.503% (USD LIBOR + 1.230%) due 10/17/29 § ~	1,000,000	998,606
1.513% (USD LIBOR + 1.240%) due 10/17/29 § ~	700,000	698,924
Chesapeake Funding II LLC (Canada) 0.522% (USD LIBOR + 0.370%) due 08/15/30 § ~	296,622	293,824
3.230% due 08/15/30 ~	296,622	301,028
Citigroup Mortgage Loan Trust 0.318% (USD LIBOR + 0.170%) due 05/25/37 §	36,695	36,659
0.598% (USD LIBOR + 0.450%) due 11/25/45 § ~	262,371	261,095

	Principal Amount	Value
CLNC Ltd (Cayman) 1.406% (USD LIBOR + 1.250%) due 08/20/35 § ~	$900,000	$885,150
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	657,138
Countrywide Asset-Backed Certificates 0.288% (USD LIBOR + 0.140%) due 07/25/37 §	315,590	286,122
0.318% (USD LIBOR + 0.170%) due 09/25/36 §	850,017	841,818
0.548% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	490,361
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	349,982	353,737
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	263,370	270,999
Elmwood CLO I Ltd (Cayman) 1.622% (USD LIBOR + 1.350%) due 04/20/30 § ~	1,000,000	999,992
Evergreen Credit Card Trust (Canada) 1.900% due 09/16/24 ~	1,100,000	1,130,907
First Franklin Mortgage Loan Trust 0.458% (USD LIBOR + 0.310%) due 10/25/36 §	1,300,000	1,031,309
0.808% (USD LIBOR + 0.660%) due 05/25/36 §	14,730	14,752
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	805,658	813,252
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	219,091
Gallatin CLO (Cayman) 1.321% (USD LIBOR + 1.050%) due 01/21/28 § ~	494,900	491,541
GSAA Home Equity Trust 0.248% (USD LIBOR + 0.100%) due 03/25/37 §	430,717	181,512
6.000% due 08/25/47	280,956	269,579
Home Equity Asset Trust 1.048% (USD LIBOR + 0.900%) due 11/25/34 §	253,727	253,810
Jamestown CLO XV Ltd (Cayman) 2.103% (USD LIBOR + 1.340%) due 04/15/33 § ~	1,100,000	1,094,818
JP Morgan Mortgage Acquisition Trust 0.438% (USD LIBOR + 0.290%) due 05/25/36 §	1,000,000	926,856
LoanCore Issuer Ltd (Cayman) 1.282% (USD LIBOR + 1.130%) due 05/15/28 § ~	447,236	445,000
Long Beach Mortgage Loan Trust 0.448% (USD LIBOR + 0.300%) due 02/25/36 §	983,867	858,233
Mastr Asset Backed Securities Trust 0.368% (USD LIBOR + 0.220%) due 10/25/36 §	642,857	298,644
Merrill Lynch Mortgage Investors Trust 0.495% (USD LIBOR + 0.160%) due 04/25/37 §	383,811	259,775
MidOcean Credit CLO VI (Cayman) 1.522% (USD LIBOR + 1.250%) due 01/20/29 § ~	700,000	697,496
Monarch Grove CLO (Cayman) 1.125% (USD LIBOR + 0.880%) due 01/25/28 § ~	421,145	417,114
Morgan Stanley ABS Capital I Inc Trust 0.328% (USD LIBOR + 0.180%) due 05/25/37 §	800,173	697,360
Morgan Stanley Capital I Inc Trust 0.328% (USD LIBOR + 0.180%) due 03/25/36 §	1,131,805	986,622

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Morgan Stanley Home Equity Loan Trust 0.248% (USD LIBOR + 0.100%) due 12/25/36 §	$953,278	$570,353
0.288% (USD LIBOR + 0.140%) due 12/25/36 §	752,464	452,994
Mountain View CLO Ltd (Cayman) 1.075% (USD LIBOR + 0.800%) due 10/15/26 § ~	265,651	264,088
Navient Student Loan Trust 1.298% (USD LIBOR + 1.150%) due 07/26/66 § ~	150,000	150,257
3.430% due 12/15/59 ~	93,166	93,351
New Century Home Equity Loan Trust 0.628% (USD LIBOR + 0.480%) due 10/25/35 §	900,000	877,400
Option One Mortgage Loan Trust 0.278% (USD LIBOR + 0.130%) due 07/25/37 §	909,958	721,995
OZLM Funding Ltd (Cayman) 1.488% (USD LIBOR + 1.230%) due 07/22/29 § ~	890,013	883,342
Palmer Square Loan Funding Ltd (Cayman) 2.005% (USD LIBOR + 1.700%) due 07/20/28 § ~	900,000	901,103
Santander Drive Auto Receivables Trust 0.620% due 05/15/23	900,000	901,230
SBA Small Business Investment Cos 3.548% due 09/10/28	236,607	254,187
Securitized Asset-Backed Receivables LLC Trust 0.278% (USD LIBOR + 0.130%) due 05/25/37 §	72,000	59,426
0.288% (USD LIBOR + 0.140%) due 05/25/36 §	169,075	115,954
SMB Private Education Loan Trust 1.652% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	558,673
Soundview Home Loan Trust 0.308% (USD LIBOR + 0.160%) due 11/25/36 §	577,230	573,628
SP-STATIC CLO 1 Ltd (Cayman) 1.635% (USD LIBOR + 1.400%) due 07/22/28 § ~	1,000,000	999,455
Structured Asset Investment Loan Trust 0.883% (USD LIBOR + 0.735%) due 08/25/35 §	12,687	12,707
0.913% (USD LIBOR + 0.765%) due 08/25/35 §	900,000	886,938
Structured Asset Securities Corp Mortgage Loan Trust 0.598% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	962,035
STWD Ltd (Cayman) 1.232% (USD LIBOR + 1.080%) due 07/15/38 § ~	900,000	889,538
Trestles CLO Ltd (Cayman) 1.535% (USD LIBOR + 1.290%) due 07/25/29 § ~	1,000,000	999,281
TRTX Issuer Ltd (Cayman) 1.301% (USD LIBOR + 1.150%) due 10/15/34 § ~	900,000	887,400
United States Small Business Administration 2.690% due 07/01/44	57,904	63,411
2.980% due 04/01/39	57,215	60,962
Venture XII CLO Ltd (Cayman) 1.056% (USD LIBOR + 0.800%) due 02/28/26 § ~	399,937	398,050
Venture XVI CLO Ltd (Cayman) 1.125% (USD LIBOR + 0.850%) due 01/15/28 § ~	592,401	588,639

	Principal Amount	Value
Wachovia Mortgage Loan Trust 0.838% (USD LIBOR + 0.690%) due 10/25/35 §	$1,100,000	$1,048,347
Zais CLO 1 Ltd (Cayman) 1.425% (USD LIBOR + 1.150%) due 04/15/28 § ~	457,885	457,819

Total Asset-Backed Securities (Cost $37,166,517)		39,068,557

U.S. TREASURY OBLIGATIONS - 13.5%

U.S. Treasury Bonds - 9.0%

1.250% due 05/15/50	3,690,000	3,497,716
1.375% due 08/15/50	11,470,000	11,224,470
2.000% due 02/15/50	510,000	576,977
2.875% due 05/15/43	4,700,000	6,138,273
2.875% due 08/15/45	1,300,000	1,708,332
3.000% due 05/15/42	1,800,000	2,393,438
3.000% due 08/15/48	300,000	408,973
3.125% due 02/15/43	1,300,000	1,761,856
3.125% due 08/15/44	1,800,000	2,449,828
3.375% due 05/15/44	900,000	1,270,231
3.625% due 08/15/43	9,140,000	13,328,691
3.625% due 02/15/44	69,000	100,845
4.250% due 05/15/39	200,000	306,906
4.375% due 05/15/40	1,000,000	1,570,039
4.625% due 02/15/40	400,000	644,203

		47,380,778

U.S. Treasury Inflation Protected Securities - 1.2%

0.125% due 07/15/26 ^	864,744	937,930
0.250% due 02/15/50 ^	50,390	59,435
0.750% due 02/15/42 ^	837,062	1,052,644
0.750% due 02/15/45 ^	154,042	196,015
1.000% due 02/15/46 ^	251,507	339,100
1.000% due 02/15/48 ^	420,284	579,253
1.000% due 02/15/49 ^	1,287,088	1,794,413
1.375% due 02/15/44 ^	366,874	521,475
2.125% due 02/15/40 ^	251,742	385,629
2.125% due 02/15/41 ^	118,316	183,740

		6,049,634

U.S. Treasury Notes - 3.3%

0.250% due 05/31/25	3,640,000	3,639,716
0.250% due 06/30/25	1,500,000	1,499,180
0.375% due 07/31/27	370,000	368,034
0.375% due 09/30/27	300,000	298,008
0.500% due 06/30/27	1,090,000	1,093,917
0.500% due 08/31/27	180,000	180,450
0.625% due 05/15/30	1,000,000	996,563
1.750% due 12/31/24	69,000	73,439
1.875% due 07/31/22 ‡	1,700,000	1,754,187
1.875% due 08/31/22	4,000,000	4,132,969
2.000% due 10/31/22	1,000,000	1,038,848
2.625% due 02/15/29	2,000,000	2,335,937

		17,411,248

Total U.S. Treasury Obligations (Cost $69,343,461)		70,841,660

FOREIGN GOVERNMENT BONDS & NOTES - 3.8%

Abu Dhabi Government (United Arab Emirates) 3.125% due 09/30/49 ~	430,000	461,476
Argentina Treasury Bond (Argentina) 1.000% due 08/05/21 ^	ARS 2,700,129	4,620
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21 Ω	2,300,000	2,972

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Argentine Republic Government (Argentina) 0.125% due 07/09/30 *	$417,100	$174,973
0.125% due 07/09/41 *	250,000	99,875
1.000% due 07/09/29 *	18,460	8,455
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 3,538,000	642,535
10.000% due 01/01/23	940,000	186,035
Brazilian Government (Brazil) 4.625% due 01/13/28	$270,000	293,000
5.625% due 01/07/41	120,000	129,900
5.625% due 02/21/47	200,000	217,859
China Government (China) 3.310% due 11/30/25 ~	CNH 3,000,000	456,226
3.380% due 11/21/24 ~	500,000	76,007
3.390% due 05/21/25 ~	1,000,000	152,305
Colombia Government (Colombia) 5.625% due 02/26/44	$200,000	248,500
Egypt Government (Egypt) 5.577% due 02/21/23 ~	200,000	205,992
Indonesia Government (Indonesia) 3.500% due 01/11/28	400,000	438,253
4.875% due 05/05/21 ~	300,000	307,773
Indonesia Treasury (Indonesia) 7.000% due 05/15/27	IDR 7,665,000,000	532,120
7.500% due 06/15/35	1,622,000,000	109,986
Israel Government (Israel) 4.125% due 01/17/48	$600,000	761,682
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	725,374
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 290,008,356	2,741,832
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$270,000	304,425
Mexican Bonos (Mexico) 7.750% due 11/13/42	MXN 40,760,000	1,997,621
8.000% due 11/07/47	13,110,000	655,764
8.500% due 05/31/29	2,780,000	148,783
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	956,805
Peruvian Government (Peru) 5.625% due 11/18/50	$30,000	47,904
5.940% due 02/12/29 ~	PEN 1,300,000	423,634
6.350% due 08/12/28 ~	2,000,000	670,701
6.550% due 03/14/37	$150,000	227,332
Province of Ontario (Canada) 3.150% due 06/02/22	CAD 900,000	707,901
Qatar Government (Qatar) 4.500% due 04/23/28 ~	$1,000,000	1,197,950
4.817% due 03/14/49 ~	300,000	404,918
Republic of Poland Government (Poland) 4.000% due 01/22/24	170,000	189,602
Russian Federal (Russia) 6.900% due 05/23/29	RUB 13,110,000	177,783
7.000% due 08/16/23	26,040,000	353,959
7.050% due 01/19/28	35,792,000	490,457
7.250% due 05/10/34	5,970,000	83,015
7.650% due 04/10/30	39,790,000	566,625
7.700% due 03/16/39	15,630,000	229,205
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,033,037

Total Foreign Government Bonds & Notes (Cost $20,769,726)		19,845,171

MUNICIPAL BONDS - 0.3%

City of Chicago IL ‘B’ 5.630% due 01/01/22	185,000	186,804
New York State Urban Development Corp 1.346% due 03/15/26	700,000	703,976

	Principal Amount	Value
University of California 1.316% due 05/15/27	$700,000	$707,896

Total Municipal Bonds (Cost $1,584,624)		1,598,676

	Shares
SHORT-TERM INVESTMENTS - 8.2%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	770,644	770,644

	Principal Amount
Repurchase Agreements - 2.6%

Citigroup
0.110% due 10/01/20 (Dated 09/30/20, Repurchase price of $5,200,016: collateralized by U.S. Treasury Bonds: 1.125% due 05/15/40 and value $5,277,430)	$5,200,000	5,200,000

Deutsche Bank
0.110% due 10/01/20 (Dated 09/30/20, Repurchase price of $3,000,009: collateralized by U.S. Treasury Bonds: 0.300% due 11/15/45 and value $3,042,464)	3,000,000	3,000,000

J.P. Morgan
0.110% due 10/01/20 (Dated 09/30/20, Repurchase price of $5,200,016: collateralized by U.S. Treasury Inflation Protected Securities: 0.500% due 01/15/28 and value $5,294,079)	5,200,000	5,200,000

		13,400,000

U. S. Government Agency Issues - 2.9%

Federal Home Loan Bank
0.089% due 10/21/20	8,200,000	8,199,772
0.160% due 10/28/20	100,000	99,996
Federal Home Loan Mortgage Corp
0.700% due 08/18/25	7,000,000	6,975,206

		15,274,974

U.S. Treasury Bills - 2.6%

0.065% due 01/12/21	5,100,000	5,099,051
0.071% due 10/20/20 ‡	1,830,000	1,829,929
0.093% due 01/21/21	2,500,000	2,499,261
0.101% due 12/03/20	4,200,000	4,199,339

		13,627,580

Total Short-Term Investments (Cost $43,097,257)		43,073,198

TOTAL INVESTMENTS - 114.0% (Cost $588,099,631)		598,095,481

TOTAL SECURITIES SOLD SHORT - (0.6%) (Proceeds $2,960,719)		(2,958,926)

DERIVATIVES - (0.2%)		(1,045,712)

OTHER ASSETS & LIABILITIES, NET - (13.2%)		(69,568,661)

NET ASSETS - 100.0%		$524,522,182

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	41.3%
Mortgage-Backed Securities	38.2%
U.S. Treasury Obligations	13.5%
Short-Term Investments	8.2%
Asset-Backed Securities	7.4%
Foreign Government Bonds & Notes	3.8%
Others (each less than 3.0%)	1.6%

	114.0%
Securities Sold Short	(0.6%	)
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	(13.2%	)

	100.0%

(b)

An investment with a value of $2,972 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)

As of September 30, 2020, investments with a total aggregate value of $888,232 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Eyecare Partners LLC	$9,220	$8,949	($271)

(e)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2020 was $5,276,862 at a weighted average interest rate of 0.122%.

(f)	Securities sold short outstanding as of September 30, 2020 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.6%)

Fannie Mae
5.000% due 10/01/50	$2,700,000	($2,958,926)

Total Securities Sold Short
(Proceeds $2,960,719)		($2,958,926)

(g)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/20	54	$3,915,471	$3,868,020	($47,451)
CAD FX	12/20	35	2,651,267	2,629,550	(21,717)
EUR FX	12/20	7	1,033,500	1,026,856	(6,644)
Euro-Bobl	12/20	7	1,109,705	1,109,367	(338)
Euro-BTP	12/20	30	5,084,272	5,190,935	106,663
Eurodollar	12/20	36	8,865,035	8,977,950	112,915
Euro-OAT	12/20	6	1,168,302	1,185,705	17,403
GBP FX	12/20	2	163,172	161,300	(1,872)
JPY FX	12/20	8	949,920	948,750	(1,170)
MXN FX	12/20	15	339,991	336,375	(3,616)
RUB FX	12/20	5	164,263	159,438	(4,825)
U.S. Treasury 2-Year Notes	12/20	1	220,916	220,961	45
U.S. Treasury 5-Year Notes	12/20	497	62,589,682	62,637,531	47,849
U.S. Treasury 10-Year Notes	12/20	135	18,787,327	18,836,719	49,392
U.S. Treasury Long Bonds	12/20	281	49,788,194	49,535,031	(253,163)
U.S. Ultra Long Bonds	12/20	58	12,939,220	12,865,125	(74,095)

					(80,624)

Short Futures Outstanding
Australia 10-Year Bonds	12/20	7	740,854	749,019	(8,165)
Euro-Bund	12/20	60	12,167,929	12,277,028	(109,099)
Euro-Buxl	12/20	6	1,521,958	1,566,496	(44,538)
Eurodollar	03/21	30	7,473,824	7,485,375	(11,551)
Eurodollar	06/21	72	17,748,974	17,965,800	(216,826)
Eurodollar	12/21	83	20,577,576	20,706,425	(128,849)
Japan 10-Year Bonds	12/20	3	4,317,144	4,326,838	(9,694)
Long Gilt	12/20	27	4,746,514	4,742,019	4,495
U.S. Treasury 5-Year Notes	01/21	74	9,311,251	9,326,313	(15,062)
U.S. Treasury 10-Year Notes	12/20	293	40,842,096	40,882,656	(40,560)

					(579,849)

Total Futures Contracts					($660,473)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(h)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	71,209	USD	13,252	10/20	GSC	$—	($578)
CAD	1,030,000	USD	752,533	10/20	BNP	21,041	—
EUR	1,744,383	USD	2,021,581	10/20	BNP	24,301	—
EUR	744,355	USD	883,816	10/20	CIT	—	(9,846)
EUR	588,204	USD	696,688	10/20	GSC	—	(7,780)
GBP	1,278,456	USD	1,595,629	10/20	CIT	54,166	—
IDR	19,938,229,759	USD	1,345,087	10/20	JPM	—	(6,058)
INR	25,920,302	USD	339,538	10/20	JPM	11,781	—
JPY	363,718,227	USD	3,446,635	10/20	BRC	2,681	—
MXN	20,400,000	USD	903,775	10/20	CIT	22,485	—
MXN	15,555,438	USD	679,603	10/20	GSC	17,146	—
MXN	11,038,616	USD	520,800	11/20	MSC	—	(24,408)
MXN	4,311,382	USD	189,505	01/21	BNP	3,003	—
PEN	1,722,411	USD	498,095	10/20	DUB	—	(20,125)
PEN	1,722,411	USD	478,727	10/20	JPM	—	(757)
RUB	5,000,000	USD	66,194	10/20	CIT	—	(1,928)
RUB	20,538,259	USD	283,599	10/20	GSC	—	(19,620)
RUB	25,538,259	USD	319,208	01/21	GSC	5,682	—
USD	1,273,257	AUD	1,742,000	10/20	HSB	25,544	—
USD	2,263,183	AUD	3,264,938	10/20	JPM	—	(75,416)
USD	871,081	CAD	1,137,000	10/20	BRC	17,184	—
USD	145,958	CAD	198,510	10/20	CIT	—	(3,131)
USD	704,310	CAD	938,000	12/20	CIT	—	(262)
USD	856,426	CNH	6,040,974	10/20	BNP	—	(33,051)
USD	6,356,611	EUR	5,635,745	10/20	BNP	—	(253,216)
USD	13,675,487	EUR	11,441,000	10/20	SCB	260,863	—
USD	13,425,052	EUR	11,441,000	11/20	SCB	1,643	—
USD	1,871,290	GBP	1,425,000	11/20	BRC	32,114	—
USD	12,210,742	GBP	9,337,000	11/20	HSB	159,942	—
USD	3,386,544	JPY	363,718,227	10/20	BRC	—	(62,772)
USD	82,561	JPY	8,800,000	11/20	SCB	—	(923)
USD	3,452,196	JPY	363,718,227	01/21	GSC	—	(2,426)
USD	191,544	MXN	4,311,382	10/20	BNP	—	(3,070)
USD	1,403,450	MXN	31,644,056	10/20	CIT	—	(24,945)
USD	520,235	MXN	11,038,616	11/20	GSC	23,843	—
USD	478,847	PEN	1,722,411	10/20	JPM	877	—
USD	676,865	PEN	2,425,206	03/21	DUB	4,676	—
USD	322,453	RUB	25,538,259	10/20	GSC	—	(5,792)

Total Forward Foreign Currency Contracts						$688,972	($556,104)

(i)	Purchased options outstanding as of September 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - CAD versus USD	CAD 1.33	11/30/20	CIT	$1,347,400	$15,596	$16,064

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - JPY-FX (10/20)	$96.00	10/09/20	CME	3	$360,000	$1,745	$187
Call - U.S. Treasury 10-Year Notes (11/20)	139.50	10/23/20	CME	3	418,500	1,255	1,125
Call - U.S. Treasury 30-Year Bonds (11/20)	176.00	10/23/20	CME	3	528,000	4,427	4,594
Call - U.S. Treasury 30-Year Bonds (11/20)	177.00	10/23/20	CME	6	1,062,000	8,245	6,188
Call - U.S. Treasury 30-Year Bonds (11/20)	177.50	10/23/20	CME	2	355,000	2,238	1,656
Call - U.S. Treasury 10-Year Notes (12/20)	139.50	11/20/20	CME	2	279,000	1,394	1,500

						19,304	15,250

Put - EUR-FX (10/20)	1.18	10/09/20	CME	2	294,375	1,743	1,825
Put - U.S. Treasury 10-Year Notes (11/20)	139.50	10/23/20	CME	4	558,000	1,820	1,375
Put - U.S. Treasury 10-Year Notes (11/20)	139.75	10/23/20	CME	1	139,750	345	469
Put - EUR-FX (11/20)	1.19	11/06/20	CME	1	148,125	1,540	2,275

						5,448	5,944

Total Options on Futures						$24,752	$21,194

Total Purchased Options						$40,348	$37,258

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(j)	Premiums received and value of written options outstanding as of September 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 20.68	11/13/20	MSC	$1,400,000	$19,246	($5,052)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (10/20)	$1.17	10/09/20	CME	1	$145,625	$698	($1,263)
Call - EUR-FX (10/20)	1.19	10/09/20	CME	2	297,500	2,420	(200)
Call - AUD-FX (10/20)	70.50	10/09/20	CME	1	70,500	498	(1,250)
Call - U.S. Treasury 30-Year Bonds (10/20)	177.50	10/09/20	CME	3	532,500	1,167	(1,359)
Call - U.S. Treasury 10-Year Notes (11/20)	139.75	10/23/20	CME	2	279,500	684	(500)
Call - U.S. Treasury 10-Year Notes (11/20)	140.00	10/23/20	CME	15	2,100,000	6,162	(2,344)
Call - U.S. Treasury 30-Year Bonds (11/20)	180.00	10/23/20	CME	2	360,000	1,559	(500)
Call - EUR-FX (11/20)	1.18	11/06/20	CME	2	295,000	1,757	(2,125)
Call - U.S. Treasury 30-Year Bonds (12/20)	178.00	11/20/20	CME	1	178,000	1,920	(1,797)
Call - U.S. Treasury 30-Year Bonds (12/20)	180.00	11/20/20	CME	2	360,000	2,746	(2,219)

						19,611	(13,557)

Put - U.S. Treasury 10-Year Notes (11/20)	138.50	10/23/20	CME	2	277,000	1,355	(187)
Put - U.S. Treasury 10-Year Notes (11/20)	139.00	10/23/20	CME	4	556,000	2,181	(750)
Put - U.S. Treasury 30-Year Bonds (11/20)	173.00	10/23/20	CME	4	692,000	5,946	(1,500)
Put - Euro-Bund (11/20)	EUR 174.00	10/23/20	EUX	1	EUR 174,000	784	(469)
Put - U.S. Treasury 30-Year Bonds (11/20)	$175.00	10/23/20	CME	4	$700,000	5,290	(3,438)
Put - EUR-FX (11/20)	1.16	11/06/20	CME	1	145,000	1,272	(713)
Put - AUD-FX (11/20)	70.00	11/06/20	CME	1	70,000	1,078	(440)
Put - AUD-FX (11/20)	71.50	11/06/20	CME	1	71,500	878	(930)

						18,784	(8,427)

Total Options on Futures						$38,395	($21,984)

Options on Securities

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 12/14/50	$103.94	12/07/20	JPM	$1,000,000	$2,031	($2,082)

Put - Fannie Mae 2.000% due 10/14/50	101.84	10/07/20	JPM	1,400,000	4,648	(49)
Put - Fannie Mae 2.000% due 10/14/50	102.29	10/07/20	JPM	2,800,000	8,750	(238)
Put - Fannie Mae 1.500% due 11/12/50	99.94	11/05/20	JPM	1,200,000	8,250	(5,628)
Put - Fannie Mae 2.000% due 12/14/50	101.94	12/07/20	JPM	1,000,000	3,750	(4,087)

					25,398	(10,002)

Total Options on Securities					$27,429	($12,084)

Total Written Options					$85,070	($39,120)

(k)	Swap agreements outstanding as of September 30, 2020 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/20(2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	Q	1.000%	12/20/24	JPM	1.063%	$400,000	($931)	$1,972	($2,903)

				Exchange
AT&T Inc	Q	1.000%	12/20/20	ICE	0.340%	500,000	895	3,189	(2,294)
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.367%	900,000	1,530	18,995	(17,465)
The Boeing Co	Q	1.000%	12/20/20	ICE	2.668%	900,000	(3,085)	5,179	(8,264)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.231%	EUR 800,000	12,879	3,661	9,218
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	4.873%	800,000	(134,468)	(4,035)	(130,433)

							(122,249)	26,989	(149,238)

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($123,180)	$28,961	($152,141)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	$2,271,680	$1,923	$41,644	($39,721)
CDX IG 34 5Y	Q	1.000%	06/20/25	ICE	18,574,000	136,705	(98,616)	235,321
CDX HY 34 5Y	Q	5.000%	06/20/25	ICE	616,400	31,639	4,979	26,660
CDX IG 35 5Y	Q	1.000%	12/20/25	ICE	820,000	17,565	18,379	(814)
CDX HY 35 5Y	Q	5.000%	12/20/25	ICE	1,870,000	80,890	77,849	3,041

						$268,722	$44,235	$224,487

Total Credit Default Swaps						$145,542	$73,196	$72,346

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	BRL 5,712,000	$15,313	$2,294	$13,019
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	3,983	—	3,983

						19,296	2,294	17,002

			Exchange
0.190%	3-Month USD-LIBOR	S / Q	CME	06/15/22	$5,492,000	(1,556)	(25)	(1,531)
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	38,459	—	38,459
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 2,790,000,000	146,749	88,986	57,763
0.100%	1 Day U.S. Fed Funds	A / A	CME	11/30/24	$3,649,000	1,111	2,292	(1,181)
(0.095%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	JPY 140,000,000	(4,054)	—	(4,054)
(0.092%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	70,000,000	(1,907)	—	(1,907)
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	120,000,000	(1,739)	—	(1,739)
(0.062%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	190,000,000	(2,108)	(84)	(2,024)
(0.064%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(822)	—	(822)
(0.063%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(783)	—	(783)
(0.087%)	6-Month JPY-LIBOR	S / S	LCH	09/20/26	34,000,000	(854)	—	(854)
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	(2,537)	111	(2,648)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	361,557	26,769	334,788
0.036%	6-Month JPY-LIBOR	S / S	LCH	03/10/38	JPY 19,000,000	(4,811)	—	(4,811)
0.040%	6-Month JPY-LIBOR	S / S	LCH	03/10/38	19,000,000	(4,683)	—	(4,683)
0.122%	6-Month JPY-LIBOR	S / S	LCH	08/22/39	370,000,000	(60,960)	49,345	(110,305)
0.103%	6-Month JPY-LIBOR	S / S	LCH	08/28/39	90,000,000	(17,981)	—	(17,981)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	20,000,000	34,718	48,803	(14,085)

						477,799	216,197	261,602

Total Interest Rate Swaps – Long						$497,095	$218,491	$278,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,160,000,000	($210,616)	($100,560)	($110,056)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	410,000,000	(74,442)	(23,718)	(50,724)
0.260%	1 Day U.S. Fed Funds	A / A	CME	05/15/27	$5,461,000	845	(18,331)	19,176
0.450%	3-Month USD-LIBOR	S / Q	CME	05/15/27	7,907,000	7,666	(19,189)	26,855
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 440,000,000	(97,008)	(16,687)	(80,321)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	100,000,000	(23,079)	7,084	(30,163)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(15,926)	(42)	(15,884)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	820,000,000	(302,624)	(126,837)	(175,787)
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	230,000,000	(213,178)	19,811	(232,989)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(10,550)	—	(10,550)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(44,408)	3,203	(47,611)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(20,528)	68	(20,596)
0.750%	6-Month JPY-LIBOR	S / S	LCH	12/20/38	346,300,000	(332,602)	(36,792)	(295,810)
0.560%	1 Day USD-SOFR	A / A	CME	07/20/45	$1,380,000	85,308	12,421	72,887
0.740%	1 Day USD-SOFR	A / A	CME	08/19/45	640,000	13,366	—	13,366
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(149,975)	—	(149,975)
1.000%	3-Month USD-LIBOR	S / Q	CME	02/15/47	$1,353,000	34,738	16,260	18,478
0.900%	3-Month USD-LIBOR	S / Q	CME	03/17/50	535,000	28,926	9,076	19,850
0.792%	3-Month USD-LIBOR	S / Q	CME	03/18/50	268,000	22,113	—	22,113
0.818%	3-Month USD-LIBOR	S / Q	CME	03/19/50	274,000	20,723	—	20,723
0.885%	3-Month USD-LIBOR	S / Q	CME	07/13/50	260,000	14,939	(33)	14,972
0.500%	1 Day GBP-SONIA	A / A	LCH	12/16/50	GBP 4,200,000	(318,277)	(443,128)	124,851

						($1,584,589)	($717,394)	($867,195)

Total Interest Rate Swaps						($1,087,494)	($498,903)	($588,591)

Total Swap Agreements						($941,952)	($425,707)	($516,245)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$4,266	$17,002
Liabilities	—	(2,903)
Centrally Cleared Swap Agreements (1)
Assets	458,104	1,058,521
Liabilities	(888,077)	(1,588,865)

	($425,707)	($516,245)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$216,503,305	$—	$216,503,305	$—
	Senior Loan Notes	6,946,096	—	6,938,452	7,644
	Mortgage-Backed Securities	200,218,818	—	200,218,818	—
	Asset-Backed Securities	39,068,557	—	39,068,557	—
	U.S. Treasury Obligations	70,841,660	—	70,841,660	—
	Foreign Government Bonds & Notes	19,845,171	—	19,845,171	—
	Municipal Bonds	1,598,676	—	1,598,676	—
	Short-Term Investments	43,073,198	770,644	42,302,554	—
	Unfunded Loan Commitment	8,949	—	8,949	—
	Derivatives:
	Credit Contracts
	Swaps	274,240	—	274,240	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	688,972	—	688,972	—
	Purchased Options	20,351	—	20,351	—

	Total Foreign Currency Contracts	709,323	—	709,323	—

	Interest Rate Contracts
	Futures	338,762	338,762	—	—
	Purchased Options	16,907	—	16,907	—
	Swaps	801,283	—	801,283	—

	Total Interest Rate Contracts	1,156,952	338,762	818,190	—

	Total Assets - Derivatives	2,140,515	338,762	1,801,753	—

	Total Assets	600,244,945	1,109,406	599,127,895	7,644

Liabilities	Securities Sold Short:
	Mortgaged-Backed Securities	(2,958,926)	—	(2,958,926)	—
	Derivatives:
	Credit Contracts
	Swaps	(201,894)	—	(201,894)	—
	Foreign Currency Contracts
	Futures	(87,295)	(87,295)	—	—
	Forward Foreign Currency Contracts	(556,104)	—	(556,104)	—
	Written Options	(11,973)	—	(11,973)	—

	Total Foreign Currency Contracts	(655,372)	(87,295)	(568,077)	—

	Interest Rate Contracts
	Futures	(911,940)	(911,940)	—	—
	Written Options	(27,147)	—	(27,147)	—
	Swaps	(1,389,874)	—	(1,389,874)	—

	Total Interest Rate Contracts	(2,328,961)	(911,940)	(1,417,021)	—

	Total Liabilities - Derivatives	(3,186,227)	(999,235)	(2,186,992)	—

	Total Liabilities	(6,145,153)	(999,235)	(5,145,918)	—

	Total	$594,099,792	$110,171	$593,981,977	$7,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.2%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$250,000	$259,015
CNAC HK Finbridge Co Ltd (China) 4.625% due 03/14/23 ~	350,000	371,201
LyondellBasell Industries NV 6.000% due 11/15/21	400,000	418,707
Nucor Corp 2.000% due 06/01/25	65,000	67,980
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	461,381

		1,578,284

Communications - 2.8%

Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	220,000	220,750
British Telecommunications PLC (United Kingdom) 4.500% due 12/04/23	375,000	415,301
Charter Communications Operating LLC
4.464% due 07/23/22	790,000	836,750
4.908% due 07/23/25	460,000	532,252
Cox Communications Inc
2.950% due 06/30/23 ~	110,000	115,836
3.150% due 08/15/24 ~	105,000	113,120
3.250% due 12/15/22 ~	112,000	118,111
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	57,690
Expedia Group Inc 3.600% due 12/15/23 ~	260,000	265,820
Fox Corp 3.666% due 01/25/22	90,000	93,846
JD.com Inc (China) 3.125% due 04/29/21	560,000	566,446
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	200,000	223,349
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,000
Verizon Communications Inc 5.150% due 09/15/23	180,000	203,704
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	69,000	72,460

		3,880,435

Consumer, Cyclical - 6.7%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	151,580	96,964
Daimler Finance North America LLC (Germany)
1.750% due 03/10/23 ~	410,000	418,249
2.300% due 02/12/21 ~	805,000	809,978
Delta Air Lines Inc 2.600% due 12/04/20	65,000	65,087
DR Horton Inc 2.550% due 12/01/20	125,000	125,427
Ford Motor Credit Co LLC 3.470% due 04/05/21	200,000	200,125
3.813% due 10/12/21	200,000	200,875
General Motors Co 4.875% due 10/02/23	165,000	179,900
5.400% due 10/02/23	210,000	231,712
General Motors Financial Co Inc
1.118% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	199,916
2.900% due 02/26/25	435,000	448,610
4.200% due 11/06/21	65,000	67,124
Harley-Davidson Financial Services Inc
1.181% (USD LIBOR + 0.940%) due 03/02/21 § ~	270,000	269,659
2.550% due 06/09/22 ~	85,000	86,468
4.050% due 02/04/22 ~	340,000	351,496

	Principal Amount	Value
Hasbro Inc
2.600% due 11/19/22	$205,000	$212,836
3.000% due 11/19/24	280,000	296,964
Hyundai Capital America
2.375% due 02/10/23 ~	445,000	457,351
2.850% due 11/01/22 ~	121,000	125,201
3.000% due 06/20/22 ~	235,000	242,375
3.950% due 02/01/22 ~	405,000	420,370
Lennar Corp 2.950% due 11/29/20	775,000	776,938
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	115,000	116,193
3.150% due 03/15/21 ~	375,000	378,083
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	230,000	233,301
O’Reilly Automotive Inc 3.800% due 09/01/22	240,000	253,028
QVC Inc 4.375% due 03/15/23	145,000	151,198
Ralph Lauren Corp 1.700% due 06/15/22	40,000	40,728
Ross Stores Inc 4.600% due 04/15/25	460,000	530,241
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	90,000	67,185
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	200,000	203,747
2.700% due 09/26/22 ~	200,000	207,455
2.900% due 05/13/22 ~	200,000	206,857
3.875% due 11/13/20 ~	425,000	426,646
Walgreen Co 3.100% due 09/15/22	100,000	104,724

		9,203,011

Consumer, Non-Cyclical - 8.4%

AbbVie Inc
2.600% due 11/21/24 ~	625,000	663,446
3.200% due 11/06/22	45,000	47,416
3.250% due 10/01/22 ~	40,000	41,843
3.450% due 03/15/22 ~	130,000	134,721
Altria Group Inc 3.490% due 02/14/22	255,000	265,040
Anthem Inc 2.375% due 01/15/25	75,000	79,753
2.500% due 11/21/20	245,000	245,736
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	825,000	855,390
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	210,000	210,934
Baxalta Inc 3.600% due 06/23/22	95,000	98,982
Bayer US Finance II LLC (Germany)
0.855% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	210,433
3.500% due 06/25/21 ~	530,000	540,698
Becton Dickinson and Co
3.125% due 11/08/21	150,000	154,246
3.363% due 06/06/24	180,000	194,821
3.734% due 12/15/24	175,000	193,534
Bunge Ltd Finance Corp
3.000% due 09/25/22	630,000	655,279
3.500% due 11/24/20	855,000	858,773
4.350% due 03/15/24	30,000	33,043
Cardinal Health Inc
2.616% due 06/15/22	125,000	129,084
3.200% due 03/15/23	210,000	222,331
3.500% due 11/15/24	270,000	295,486
Cargill Inc 1.375% due 07/23/23 ~	110,000	112,556
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	400,000	401,497

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Cigna Corp
0.896% (USD LIBOR + 0.650%) due 09/17/21 §	$110,000	$110,022
3.750% due 07/15/23	177,000	191,946
3.900% due 02/15/22	125,000	130,823
CVS Health Corp 3.700% due 03/09/23	216,000	231,448
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	325,000	333,237
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	95,000	97,850
Equifax Inc
1.150% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	105,431
2.300% due 06/01/21	255,000	257,992
2.600% due 12/01/24	195,000	208,359
3.950% due 06/15/23	45,000	48,719
Express Scripts Holding Co 1.006% (USD LIBOR + 0.750%) due 11/30/20 §	440,000	440,102
Global Payments Inc 2.650% due 02/15/25	170,000	180,490
Humana Inc
2.900% due 12/15/22	40,000	41,856
3.150% due 12/01/22	105,000	110,321
4.500% due 04/01/25	225,000	258,536
Imperial Brands Finance PLC (United Kingdom) 3.125% due 07/26/24 ~	200,000	211,721
3.500% due 02/11/23 ~	200,000	209,358
3.750% due 07/21/22 ~	400,000	418,187
PayPal Holdings Inc 1.350% due 06/01/23	295,000	301,501
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	119,000	122,241
Perrigo Finance Unlimited Co 3.900% due 12/15/24	455,000	493,407
Philip Morris International Inc 1.125% due 05/01/23	180,000	182,867
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	35,000	36,904
Royalty Pharma PLC 0.750% due 09/02/23 ~	190,000	189,618

		11,557,978

Energy - 7.3%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	230,000	231,120
Apache Corp 3.625% due 02/01/21	620,000	618,450
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	260,000	265,545
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	265,000	258,867
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	270,000	307,985
7.000% due 06/30/24	415,000	478,352
Diamondback Energy Inc
2.875% due 12/01/24	620,000	628,483
4.750% due 05/31/25	140,000	151,150
Energy Transfer Operating LP
2.900% due 05/15/25	60,000	60,401
4.250% due 03/15/23	300,000	312,300
5.875% due 01/15/24	560,000	616,335
Eni SPA (Italy) 4.000% due 09/12/23 ~	470,000	509,576
EOG Resources Inc 2.625% due 03/15/23	66,000	68,795
EQT Corp
3.000% due 10/01/22	525,000	515,035
4.875% due 11/15/21	66,000	66,891
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	30,000	30,185
2.600% due 10/15/25 ~	90,000	90,395

	Principal Amount	Value
Kinder Morgan Inc
3.150% due 01/15/23	$225,000	$236,249
5.000% due 02/15/21 ~	115,000	116,451
Marathon Oil Corp 2.800% due 11/01/22	510,000	522,574
MPLX LP 1.342% (USD LIBOR + 1.100%) due 09/09/22 §	180,000	180,010
Occidental Petroleum Corp 2.600% due 08/13/21	175,000	172,047
Phillips 66 0.834% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	165,019
Plains All American Pipeline LP 5.000% due 02/01/21	120,000	120,441
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	250,000	263,576
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	219,204
6.250% due 03/15/22	565,000	599,765
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	70,000	70,465
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	315,000	342,235
4.000% due 12/21/25 ~	75,000	83,980
Suncor Energy Inc (Canada) 2.800% due 05/15/23	95,000	99,650
Sunoco Logistics Partners Operations LP 4.250% due 04/01/24	15,000	15,744
The Williams Cos Inc
3.350% due 08/15/22	120,000	124,684
3.700% due 01/15/23	515,000	544,617
Valero Energy Corp
1.200% due 03/15/24	170,000	169,421
2.700% due 04/15/23	305,000	316,645
3.650% due 03/15/25	50,000	54,138
Western Midstream Operating LP 4.000% due 07/01/22	425,000	428,315

		10,055,095

Financial - 16.7%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	405,147
4.450% due 12/16/21	220,000	224,812
4.500% due 09/15/23	195,000	201,085
AIG Global Funding 0.800% due 07/07/23 ~	140,000	140,782
Air Lease Corp
2.250% due 01/15/23	175,000	175,501
2.500% due 03/01/21	70,000	70,429
3.500% due 01/15/22	90,000	92,346
American International Group Inc
2.500% due 06/30/25	280,000	299,699
4.875% due 06/01/22	165,000	176,929
6.400% due 12/15/20	365,000	369,443
Aon Corp 2.200% due 11/15/22	95,000	98,359
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	225,000	206,611
3.625% due 05/01/22 ~	335,000	329,342
3.950% due 07/01/24 ~	65,000	61,796
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	400,000	399,816
Bank of America Corp
1.432% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	298,293
2.503% due 10/21/22	345,000	352,379
Banque Federative du Credit Mutuel SA (France) 2.125% due 11/21/22 ~	335,000	345,958
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	330,000	335,823
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	416,014

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
BPCE SA (France) 1.476% (USD LIBOR + 1.220%) due 05/22/22 § ~	$250,000	$254,002
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	280,000	290,161
3.875% due 08/15/22	35,000	36,310
Capital One Financial Corp
3.200% due 01/30/23	180,000	190,136
3.500% due 06/15/23	130,000	139,178
3.900% due 01/29/24	170,000	185,185
CC Holdings GS V LLC REIT 3.849% due 04/15/23	445,000	479,392
China Overseas Finance Cayman VII Ltd (China) 4.250% due 04/26/23 ~	400,000	427,379
Citigroup Inc 2.312% due 11/04/22	310,000	316,151
Citizens Bank NA 3.250% due 02/14/22	305,000	316,208
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	398,722
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	202,800
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	360,000	363,969
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	365,000	368,388
3.001% due 09/20/22 ~	455,000	464,014
5.000% due 01/12/22 ~	245,000	257,468
Deutsche Bank AG (Germany)
1.539% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	250,285
3.150% due 01/22/21	175,000	176,085
3.375% due 05/12/21	160,000	162,157
Equitable Financial Life Global Funding 1.400% due 07/07/25 ~	255,000	260,580
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	129,459
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	182,065
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	410,000	409,290
2.099% due 06/04/26	515,000	521,860
ING Groep NV (Netherlands) 1.368% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	207,034
Intercontinental Exchange Inc 0.700% due 06/15/23	135,000	135,505
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,517
Marsh & McLennan Cos Inc
3.500% due 12/29/20	240,000	241,859
3.875% due 03/15/24	190,000	210,825
Metropolitan Life Global Funding I 0.900% due 06/08/23 ~	250,000	252,841
National Bank of Canada (Canada) 2.150% due 10/07/22 ~	395,000	407,586
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	499,627
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	200,000	205,200
Park Aerospace Holdings Ltd (Ireland)
3.625% due 03/15/21 ~	230,000	229,057
5.250% due 08/15/22 ~	190,000	190,840
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	405,000	405,397
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	435,000	449,033
2.125% due 11/03/20	385,000	385,643
SBA Tower Trust REIT
1.884% due 07/15/50 ~	70,000	71,779
2.836% due 01/15/50 ~	405,000	434,414

	Principal Amount	Value
3.168% due 04/09/47 ~	$370,000	$374,805
3.448% due 03/15/48 ~	320,000	337,868
Simon Property Group LP REIT
2.625% due 06/15/22	260,000	266,952
3.375% due 10/01/24	265,000	286,938
3.500% due 09/01/25	60,000	65,799
Standard Chartered PLC (United Kingdom)
2.744% due 09/10/22 ~	400,000	406,458
3.950% due 01/11/23 ~	390,000	405,323
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	355,000	362,050
Synchrony Financial 2.850% due 07/25/22	801,000	825,308
The Goldman Sachs Group Inc
1.041% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,444
1.355% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	296,254
3.000% due 04/26/22	85,000	86,238
3.500% due 04/01/25	220,000	243,087
The Western Union Co
2.850% due 01/10/25	240,000	253,354
3.600% due 03/15/22	235,000	243,714
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	117,857
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	390,000	391,125
1.476% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	257,894
Ventas Realty LP REIT 3.100% due 01/15/23	60,000	62,431
Wells Fargo & Co
1.654% due 06/02/24	170,000	173,238
2.188% due 04/30/26	145,000	150,822
3.500% due 03/08/22	170,000	177,248
4.125% due 08/15/23	80,000	87,205
Wells Fargo Bank NA 2.082% due 09/09/22	250,000	253,587
Willis Towers Watson PLC 5.750% due 03/15/21	470,000	480,518

		23,016,482

Industrial - 4.9%

Amphenol Corp 2.050% due 03/01/25	210,000	220,630
Avnet Inc 3.750% due 12/01/21	197,000	202,722
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,771
Carrier Global Corp 2.242% due 02/15/25 ~	425,000	443,449
CNH Industrial Capital LLC
3.875% due 10/15/21	475,000	488,166
4.375% due 11/06/20	480,000	481,577
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	220,000	223,300
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,883
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	400,000	397,091
General Electric Co
3.150% due 09/07/22	130,000	135,813
3.450% due 05/15/24	135,000	144,961
Heathrow Funding Ltd (United Kingdom) 4.875% due 07/15/23 ~	320,000	327,975
Otis Worldwide Corp 2.056% due 04/05/25	250,000	262,980
Penske Truck Leasing Co Lp
3.300% due 04/01/21 ~	325,000	328,856
3.650% due 07/29/21 ~	115,000	117,729
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	400,000	399,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Roper Technologies Inc
3.000% due 12/15/20	$315,000	$315,961
3.125% due 11/15/22	410,000	430,100
Shanghai Electric Group Global Investment Ltd (China) 2.650% due 11/21/24 ~	400,000	415,038
SMBC Aviation Capital Finance DAC (Ireland) 3.550% due 04/15/24 ~	200,000	210,042
4.125% due 07/15/23 ~	265,000	280,383
Vulcan Materials Co 0.896% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	390,167
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	400,000	409,549

		6,713,643

Technology - 1.5%

Microchip Technology Inc
2.670% due 09/01/23 ~	205,000	212,362
3.922% due 06/01/21	515,000	526,322
Micron Technology Inc
2.497% due 04/24/23	550,000	571,594
4.640% due 02/06/24	70,000	78,102
NXP BV (Netherlands)
2.700% due 05/01/25 ~	40,000	42,393
3.875% due 09/01/22 ~	200,000	211,444
4.625% due 06/01/23 ~	400,000	438,311

		2,080,528

Utilities - 3.8%

CenterPoint Energy Inc 3.600% due 11/01/21	75,000	77,468
Edison International 3.125% due 11/15/22	155,000	159,968
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	520,000	536,755
4.250% due 09/14/23 ~	405,000	443,722
FirstEnergy Corp 2.850% due 07/15/22	240,000	246,144
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	338,594
NextEra Energy Capital Holdings Inc 0.806% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	210,083
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	138,949
Pacific Gas and Electric Co 1.750% due 06/16/22	810,000	810,981
San Diego Gas & Electric Co 1.914% due 02/01/22	41,787	42,103
Sempra Energy
0.775% (USD LIBOR + 0.500%) due 01/15/21 §	320,000	320,030
2.850% due 11/15/20	410,000	410,348
2.875% due 10/01/22	25,000	25,954
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	500,000	514,773
The AES Corp 3.300% due 07/15/25 ~	155,000	165,421
Vistra Operations Co LLC 3.550% due 07/15/24 ~	705,000	751,369

		5,192,662

Total Corporate Bonds & Notes (Cost $71,850,502)		73,278,118

MORTGAGE-BACKED SECURITIES - 19.2%

Collateralized Mortgage Obligations - Commercial - 4.8%

Austin Fairmont Hotel Trust 1.202% (USD LIBOR + 1.050%) due 09/15/32 § ~	115,000	110,688

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	$130,000	$139,158
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	34,666	34,837
Bank 2019-BNK19 2.263% due 08/15/61	96,130	98,507
Bank 2019-BNK24 2.056% due 11/15/62	113,614	115,515
BX Commercial Mortgage Trust
1.272% (USD LIBOR + 1.120%) due 12/15/36 § ~	189,826	189,159
1.402% (USD LIBOR + 1.250%) due 12/15/36 § ~	179,835	178,545
BX Trust 0.952% (USD LIBOR + 0.800%) due 05/15/35 § ~	360,000	348,547
CGDB Commercial Mortgage Trust 1.802% (USD LIBOR + 1.650%) due 11/15/36 § ~	350,000	346,734
Commercial Mortgage Trust
1.443% due 08/10/49	19,492	19,539
1.965% due 02/10/50	28,436	28,557
3.221% due 10/10/48	140,985	142,219
3.754% due 02/10/37 § ~	120,000	111,284
3.961% due 03/10/47	150,000	164,060
4.353% due 08/10/30 ~	120,000	128,523
4.701% due 03/10/47	130,000	138,401
4.868% due 08/10/47 § ~	100,000	89,575
Credit Suisse Mortgage Capital Certificates Trust 1.752% (USD LIBOR + 1.600%) due 05/15/36 § ~	210,000	208,462
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	87,244	87,943
2.360% due 06/15/52	126,620	129,817
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	326,759
Great Wolf Trust 1.785% (USD LIBOR + 1.633%) due 12/15/36 § ~	145,000	134,112
GS Mortgage Securities Trust 1.429% due 10/10/49	5,336	5,337
InTown Hotel Portfolio Trust
0.852% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	97,872
1.402% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	97,166
JP Morgan Chase Commercial Mortgage Securities Trust
1.502% (USD LIBOR + 1.350%) due 09/15/29 § ~	380,000	367,383
1.752% (USD LIBOR + 1.600%) due 09/15/29 § ~	120,000	114,985
JPMDB Commercial Mortgage Securities Trust 1.423% due 06/15/49	770	770
Merit 2020-Hill
1.552% (USD LIBOR + 1.400%) due 08/15/37 § ~	100,000	100,425
1.852% (USD LIBOR + 1.700%) due 08/15/37 § ~	100,000	100,479
2.502% (USD LIBOR + 2.350%) due 08/15/37 § ~	115,000	115,670
Morgan Stanley Bank of America Merrill Lynch Trust
4.110% due 10/15/47 §	195,000	213,699
Morgan Stanley Capital I Trust
3.283% due 11/01/36 § ~	255,000	210,677
3.912% due 09/09/32 ~	285,000	305,382
New Orleans Hotel Trust 1.441% (USD LIBOR + 1.289%) due 04/15/32 § ~	385,000	357,820
RETL RVP ‘A’ 1.302% (USD LIBOR + 1.150%) due 03/15/36 § ~	12,994	13,023

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
SLIDE Fund Trust 1.052% (USD LIBOR + 0.900%) due 06/15/31 § ~	$340,671	$329,479
2.002% (USD LIBOR + 1.850%) due 06/15/31 § ~	123,020	111,961
Wells Fargo Commercial Mortgage Trust 1.968% due 07/15/50	64,645	65,111
1.975% due 09/15/50	70,282	70,802
WFRBS Commercial Mortgage Trust 3.917% due 10/15/57	275,000	304,656
4.045% due 03/15/47	150,000	164,188
4.697% due 04/15/45	195,000	201,672

		6,619,498

Collateralized Mortgage Obligations - Residential - 10.5%

Angel Oak Mortgage Trust 1.261% due 05/25/65 § ~	194,495	194,913
Angel Oak Mortgage Trust LLC 1.579% due 05/25/65 § ~	144,436	144,840
COLT Mortgage Loan Trust 1.506% due 04/27/65 § ~	98,430	99,147
2.764% due 08/25/49 § ~	175,838	178,247
3.337% due 05/25/49 § ~	78,031	78,843
4.006% due 12/28/48 § ~	118,866	120,720
4.108% due 12/28/48 § ~	115,616	117,436
Connecticut Avenue Securities Trust 0.948% (USD LIBOR + 0.800%) due 01/25/40 § ~	116,043	115,713
Deephaven Residential Mortgage Trust 2.339% due 01/25/60 § ~	130,843	132,339
2.577% due 10/25/47 § ~	46,837	47,520
2.711% due 10/25/47 § ~	12,325	12,502
2.813% due 10/25/47 § ~	12,325	12,491
2.964% due 07/25/59 § ~	184,484	187,530
2.976% due 12/25/57 § ~	45,686	46,080
3.479% due 04/25/58 § ~	82,931	84,764
3.485% due 12/26/46 § ~	8,692	8,756
3.763% due 04/25/59 § ~	95,838	96,830
3.921% due 04/25/59 § ~	100,000	100,570
3.963% due 08/25/58 § ~	32,990	33,180
4.080% due 10/25/58 § ~	275,428	277,962
Ellington Financial Mortgage Trust 2.739% due 11/25/59 § ~	314,007	321,057
Fannie Mae Connecticut Avenue Securities 0.998% (USD LIBOR + 0.850%) due 07/25/30 §	215,557	212,279
1.248% (USD LIBOR + 1.100%) due 11/25/29 §	322,264	318,757
1.348% (USD LIBOR + 1.200%) due 01/25/30 §	136,930	133,680
1.498% (USD LIBOR + 1.350%) due 09/25/29 §	96,141	95,298
Fannie Mae REMICS 4.000% due 06/25/44	15,091	15,446
Flagstar Mortgage Trust 0.998% (USD LIBOR + 0.850%) due 03/25/50 § ~	158,696	158,465
3.500% due 10/25/49 § ~	120,677	124,693
4.000% due 09/25/48 § ~	259,451	279,446
Freddie Mac STACR REMIC Trust 0.898% (USD LIBOR + 0.750%) due 01/25/50 § ~	44,599	44,564
0.898% (USD LIBOR + 0.750%) due 02/25/50 § ~	73,057	73,008
1.452% (USD LIBOR + 1.300%) due 09/25/50 § ~	275,000	277,046
1.648% (USD LIBOR + 1.500%) due 06/25/50 § ~	115,000	115,436
1.648% (USD LIBOR + 1.500%) due 08/25/50 § ~	235,000	236,301
1.698% (USD LIBOR + 1.550%) due 07/25/50 § ~	100,000	100,411

	Principal Amount	Value
3.248% (USD LIBOR + 3.100%) due 03/25/50 § ~	$210,000	$208,194
Freddie Mac STACR Trust 1.548% (USD LIBOR + 1.400%) due 02/25/49 § ~	134,658	125,649
Freddie Mac Structured Agency Credit Risk Debt 0.898% (USD LIBOR + 0.750%) due 03/25/30 §	35,617	35,600
2.348% (USD LIBOR + 2.200%) due 09/25/24 §	117,238	117,322
4.848% (USD LIBOR + 4.700%) due 04/25/28 §	235,669	246,116
Freddie Mac Whole Loan Securities Trust 3.820% due 05/25/47 § ~	19,908	19,958
FWD Securitization Trust 2.240% due 01/25/50 § ~	348,763	351,663
Galton Funding Mortgage Trust 2.310% due 01/25/60 § ~	135,531	138,506
2.832% due 01/25/60 § ~	145,000	140,858
3.339% due 10/25/59 § ~	140,000	138,264
3.500% due 11/25/57 § ~	88,629	90,525
4.000% due 02/25/59 § ~	120,667	124,272
GS Mortgage-Backed Securities Trust 2.440% due 07/25/44 § ~	9,296	9,407
Homeward Opportunities Fund I Trust 1.657% due 05/25/65 § ~	313,559	316,629
2.675% due 11/25/59 § ~	186,902	190,068
3.454% due 01/25/59 § ~	187,567	191,328
3.606% due 01/25/59 § ~	143,993	146,487
3.766% due 06/25/48 § ~	68,694	69,100
3.897% due 06/25/48 § ~	61,268	61,240
New Residential Mortgage Loan Trust 1.650% due 05/24/60 § ~	95,561	96,247
2.464% due 01/26/60 § ~	159,071	161,325
2.710% due 11/25/59 § ~	249,249	256,522
2.802% due 07/25/49 § ~	193,751	197,550
3.086% due 07/25/49 § ~	85,587	86,724
3.600% due 04/25/49 § ~	93,830	95,169
3.675% due 01/25/49 § ~	255,733	261,168
3.986% due 11/25/48 § ~	122,033	125,583
OBX Trust 0.898% (USD LIBOR + 0.750%) due 02/25/60 § ~	153,949	154,226
1.048% (USD LIBOR + 0.900%) due 06/25/59 § ~	98,603	98,747
1.098% (USD LIBOR + 0.950%) due 02/25/60 § ~	78,948	78,384
1.348% (USD LIBOR + 1.200%) due 06/25/59 § ~	187,115	185,839
3.000% due 05/25/60 § ~	396,878	408,396
3.500% due 12/25/49 § ~	94,936	98,373
3.500% due 02/25/60 § ~	211,250	218,354
Sequoia Mortgage Trust 3.500% due 02/25/48 § ~	95,170	96,166
4.000% due 06/25/48 § ~	333,709	341,242
4.000% due 08/25/48 § ~	200,625	207,025
4.500% due 08/25/48 § ~	33,438	35,051
SG Residential Mortgage Trust 2.703% due 09/25/59 § ~	99,719	101,091
2.877% due 09/25/59 § ~	270,488	267,677
STACR Trust 0.948% (USD LIBOR + 0.800%) due 12/25/30 § ~	39,993	39,921
1.048% (USD LIBOR + 0.900%) due 09/25/48 § ~	110,000	109,479
1.098% (USD LIBOR + 0.950%) due 12/25/30 § ~	70,000	69,596
1.398% (USD LIBOR + 1.250%) due 02/25/47 § ~	143,172	139,331
Starwood Mortgage Residential Trust 2.408% due 02/25/50 § ~	115,611	117,737
2.610% due 09/27/49 § ~	73,088	74,371

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
2.941% due 06/25/49 § ~	$145,462	$148,197
3.299% due 06/25/49 § ~	120,278	122,040
3.468% due 02/25/49 § ~	276,926	284,063
4.121% due 10/25/48 § ~	383,881	398,903
Verus Securitization Trust 1.977% due 03/25/60 § ~	94,530	95,802
2.724% due 01/25/60 § ~	156,717	159,996
3.000% due 11/25/59 § ~	369,641	376,229
3.100% due 11/25/59 § ~	156,429	159,137
3.117% due 07/25/59 § ~	187,129	191,654
3.211% due 05/25/59 § ~	137,346	140,608
3.402% due 12/25/59 § ~	75,198	77,467
3.677% due 06/01/58 § ~	88,434	89,920
3.779% due 06/01/58 § ~	45,836	46,397
3.830% due 06/01/58 § ~	45,836	46,346
4.148% due 10/25/58 § ~	288,783	293,661
Vista Point Securitization Trust 1.763% due 03/25/65 § ~	228,006	229,763
2.496% due 04/25/65 § ~	97,189	97,493

		14,396,426

Fannie Mae - 2.6%

due 10/01/50 #	30,000	31,015
3.000% due 08/01/32 - 05/01/35	500,874	538,665
3.500% due 01/01/48 - 07/01/50	787,071	838,070
due 10/01/50 #	400,000	426,594
4.500% due 04/01/26 - 01/01/50	911,967	994,355
due 10/01/50 #	170,000	183,925
5.000% due 09/01/25 - 02/01/49	145,086	161,725
6.000% due 11/01/35 - 02/01/49	347,564	418,767

		3,593,116

Freddie Mac - 0.4%

4.000% due 02/01/50	230,193	246,746
4.500% due 03/01/49 - 05/01/50	163,473	177,386
5.000% due 12/01/41	92,198	106,102
7.000% due 03/01/39	32,945	38,526
7.500% due 06/01/38	34,460	40,548

		609,308

Government National Mortgage Association - 0.9%

due 10/20/50 #	200,000	212,516
4.500% due 01/01/49 - 10/01/49	174,838	187,507
5.000% due 01/01/48 - 05/01/48	471,515	515,542
5.500% due 09/01/45 - 02/01/49	306,949	349,889

		1,265,454

Total Mortgage-Backed Securities (Cost $26,405,704)		26,483,802

ASSET-BACKED SECURITIES - 15.7%

Ally Auto Receivables Trust 2.460% due 09/15/22	40,000	40,035
2.930% due 11/15/23	70,000	70,063
AmeriCredit Automobile Receivables Trust 0.970% due 02/18/26	85,000	85,343
1.590% due 10/20/25	165,000	167,449
1.800% due 12/18/25	160,000	161,400
2.690% due 06/19/23	110,000	111,894
2.710% due 08/18/22	90,592	91,372
2.710% due 09/08/22	315,000	318,880
3.080% due 12/18/23	522,000	539,980
Applebee’s Funding LLC 4.194% due 06/07/49 ~	150,000	139,818
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	192,199
2.550% due 10/15/26 ~	89,654	89,936
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	12,376	12,407
Avis Budget Rental Car Funding AESOP LLC 2.330% due 08/20/26 ~	125,000	129,101
2.650% due 03/20/26 ~	425,000	427,621

	Principal Amount	Value
2.720% due 11/20/22 ~	$535,000	$543,303
3.330% due 03/20/24 ~	260,000	267,658
3.700% due 03/20/23 ~	100,000	102,201
4.530% due 03/20/23 ~	130,000	132,196
4.950% due 03/20/25 ~	100,000	104,788
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	127,306	128,794
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	76,931	78,639
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	292,977	301,006
Capital Auto Receivables Asset Trust 2.700% due 09/20/22 ~	65,000	66,032
3.360% due 11/21/22 ~	160,000	164,520
3.480% due 10/20/23 ~	60,000	60,812
3.690% due 12/20/23 ~	80,000	81,643
CarMax Auto Owner Trust 1.090% due 03/16/26	285,000	288,498
2.340% due 11/17/25	105,000	108,282
CBAM Ltd (Cayman) 1.555% (USD LIBOR + 1.280%) due 02/12/30 § ~	760,000	758,489
CIFC Funding Ltd (Cayman) due 10/20/31 # ~ ±	255,000	255,000
1.314% (USD LIBOR + 1.050%) due 04/24/30 § ~	500,000	494,250
1.942% (USD LIBOR + 1.700%) due 07/15/32 § ~	275,000	275,985
CNH Equipment Trust 1.930% due 03/15/24	315,000	315,450
3.010% due 04/15/24	195,000	200,335
Cole Park CLO Ltd (Cayman) 1.322% (USD LIBOR + 1.050%) due 10/20/28 § ~	435,000	434,110
Daimler Trucks Retail Trust 1.370% due 06/15/27	265,000	266,909
Driven Brands Funding LLC 5.216% due 07/20/45 ~	414,338	432,346
Dryden 86 CLO Ltd (Cayman) 1.884% (USD LIBOR + 1.650%) due 07/17/30 § ~	250,000	250,968
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	17,656	17,690
2.690% due 03/25/30 ~	43,409	44,393
2.730% due 04/25/28 ~	135,059	137,077
Enterprise Fleet Financing LLC 3.140% due 02/20/24 ~	53,689	54,253
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	354,109
GM Financial Automobile Leasing Trust 1.560% due 07/22/24	345,000	351,713
2.560% due 07/22/24	95,000	98,600
3.500% due 04/20/22	80,000	80,325
3.560% due 12/20/22	275,000	280,805
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	100,411
GMF Floorplan Owner Revolving Trust 2.700% due 04/15/24 ~	170,000	175,909
3.240% due 03/15/23 ~	352,000	354,709
GreatAmerica Leasing Receivables Funding LLC 2.600% due 06/15/21 ~	15,855	15,889
Hardee’s Funding LLC 4.250% due 06/20/48 ~	132,335	133,604
Hilton Grand Vacations Trust 2.660% due 12/26/28 ~	79,608	81,358
2.960% due 12/26/28 ~	33,170	33,399
Hyundai Auto Receivables Trust 1.600% due 12/15/26	150,000	152,730
2.380% due 04/17/23	395,000	399,011
2.940% due 05/15/25	165,000	173,170
John Deere Owner Trust 0.720% due 06/15/27	120,000	121,073

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Madison Park Funding Ltd (Cayman) 1.575% (USD LIBOR + 1.300%) due 07/15/32 § ~	$250,000	$248,776
Metlife Securitization Trust 3.000% due 04/25/55 § ~	95,443	100,854
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	24,365	24,709
MMAF Equipment Finance LLC 2.040% due 02/16/22 ~	6,626	6,633
3.200% due 09/12/22 ~	180,549	182,632
MVW LLC 2.730% due 10/20/37 ~	101,632	104,354
MVW Owner Trust 2.420% due 12/20/34 ~	288,232	294,327
2.890% due 11/20/36 ~	315,521	324,994
Navient Private Education Refi Loan Trust 1.170% due 09/16/69 ~	100,000	100,211
1.220% due 07/15/69 ~	336,273	337,784
2.150% due 11/15/68 ~	605,000	626,088
2.400% due 10/15/68 ~	161,976	165,940
2.460% due 11/15/68 ~	195,000	203,949
2.820% due 02/15/68 ~	79,440	79,904
Navient Student Loan Trust 2.640% due 05/15/68 ~	360,000	376,397
Navistar Financial Dealer Note Master Trust 1.098% (USD LIBOR + 0.950%) due 07/25/25 § ~	190,000	191,328
1.498% (USD LIBOR + 1.350%) due 07/25/25 § ~	180,000	180,836
Neuberger Berman CLO Ltd (Cayman) 1.125% (USD LIBOR + 0.850%) due 01/15/28 § ~	230,519	229,365
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman)
due 10/20/32 # ~ ±	250,000	250,000
OCP CLO Ltd (Cayman) 1.392% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	413,724
OZLM VIII Ltd (Cayman) 1.443% (USD LIBOR + 1.170%) due 10/17/29 § ~	248,121	245,355
Palmer Square CLO Ltd (Cayman) 1.904% (USD LIBOR + 1.700%) due 07/15/31 § ~	260,000	259,962
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	196,000	197,012
Santander Drive Auto Receivables Trust 3.210% due 09/15/23	192,075	193,385
3.270% due 01/17/23	6,729	6,739
Santander Retail Auto Lease Trust 2.520% due 11/20/24 ~	165,000	168,506
2.880% due 06/20/24 ~	410,000	417,140
3.010% due 05/22/23 ~	180,000	185,209
Sierra Timeshare Conduit Receivables Funding LLC
2.910% due 03/20/34 ~	457,122	465,306
Sierra Timeshare Receivables Funding LLC 2.330% due 07/20/33 ~	11,984	12,046
2.430% due 10/20/33 ~	33,903	34,178
2.580% due 09/20/32 ~	115,696	115,956
3.080% due 03/21/33 ~	90,377	90,488
3.510% due 07/20/37 ~	118,846	120,439
SLM Student Loan Trust 0.548% (USD LIBOR + 0.400%) due 03/25/25 §	100,177	95,778
1.745% (USD LIBOR + 1.500%) due 04/25/23 §	17,961	17,641
1.945% (USD LIBOR + 1.700%) due 07/25/23 §	27,957	27,624
SMB Private Education Loan Trust 1.152% (USD LIBOR + 1.000%) due 06/15/27 § ~	37,893	37,963
1.290% due 07/15/53 ~	130,000	130,182
1.302% (USD LIBOR + 1.150%) due 05/15/26 § ~	62,618	62,812
1.652% (USD LIBOR + 1.500%) due 04/15/32 § ~	225,000	228,548

	Principal Amount	Value
3.050% due 05/15/26 ~	$29,467	$29,768
3.600% due 01/15/37 ~	125,940	134,102
Synchrony Credit Card Master Note Trust 3.360% due 03/15/24	780,000	784,160
Towd Point Mortgage Trust 2.250% due 07/25/56 § ~	32,514	33,052
2.750% due 02/25/55 § ~	17,514	17,817
2.750% due 04/25/55 § ~	20,849	20,980
2.750% due 05/25/55 § ~	23,334	23,579
2.750% due 08/25/55 § ~	29,808	30,642
2.750% due 10/25/56 § ~	40,212	41,263
2.750% due 04/25/57 § ~	87,376	89,929
3.000% due 01/25/58 § ~	68,579	71,615
3.750% due 05/25/58 § ~	94,026	101,844
Verizon Owner Trust 2.530% due 04/20/22 ~	120,000	120,823
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	268,922
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	122,000
World Omni Select Auto Trust 0.840% due 06/15/26	125,000	125,097
1.250% due 10/15/26	140,000	140,102

Total Asset-Backed Securities (Cost $21,283,287)		21,560,709

U.S. TREASURY OBLIGATIONS - 10.3%

U.S. Treasury Notes - 10.3%
0.125% due 04/30/22	2,740,000	2,739,946
0.125% due 06/30/22	320,000	319,950
1.750% due 06/15/22	10,560,000	10,849,988
1.750% due 07/15/22	250,000	257,217

Total U.S. Treasury Obligations (Cost $14,160,660)		14,167,101

MUNICIPAL BONDS-0.8%

Chicago Transit Authority Sales Tax Receipts Fund
1.708% due 12/01/22	10,000	10,116
1.838% due 12/01/23	10,000	10,171
2.064% due 12/01/24	25,000	25,571
City of Houston TX Airport System Revenue due 07/01/22 #	15,000	15,004
due 07/01/23 #	30,000	30,043
due 07/01/24 #	95,000	95,376
Dallas Fort Worth International Airport 1.329% due 11/01/25	50,000	50,233
Long Island Power Authority 0.764% due 03/01/23	75,000	75,055
Port Authority of New York & New Jersey 1.086% due 07/01/23	290,000	294,237
State Board of Administration Finance Corp 1.258% due 07/01/25	325,000	330,141
State of Connecticut 1.998% due 07/01/24	55,000	57,631
2.000% due 07/01/23	20,000	20,795
2.098% due 07/01/25	35,000	37,185

Total Municipal Bonds (Cost $1,035,108)		1,051,558

SHORT-TERM INVESTMENTS - 1.5%

Commercial Paper - 0.5%

Boeing Co 2.185% due 11/16/20	345,000	344,504
2.343% due 11/04/20	360,000	359,616

		704,120

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	1,387,719	$1,387,719

Total Short-Term Investments (Cost $2,090,989)		2,091,839

TOTAL INVESTMENTS - 100.7% (Cost $136,826,250)		138,633,127

DERIVATIVES - (0.0%)		(1,555)

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(996,298)

NET ASSETS - 100.0%		$137,635,274

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	53.2%
Mortgage-Backed Securities	19.2%
Asset-Backed Securities	15.7%
U.S. Treasury Obligations	10.3%
Others (each less than 3.0%)	2.3%

	100.7%

Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/20	121	$26,730,774	$26,736,274	$5,500
U.S. Treasury Ultra 10-Year Notes	12/20	2	319,190	319,844	654

					6,154

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/20	52	6,548,301	6,553,625	(5,324)
U.S. Treasury 10-Year Notes	12/20	29	4,044,021	4,046,406	(2,385)

					(7,709)

Total Futures Contracts					($1,555)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$73,278,118	$—	$73,278,118	$—
	Mortgage-Backed Securities	26,483,802	—	26,483,802	—
	Asset-Backed Securities	21,560,709	—	21,055,709	505,000
	U.S. Treasury Obligations	14,167,101	—	14,167,101	—
	Municipal Bonds	1,051,558	—	1,051,558	—
	Short-Term Investments	2,091,839	1,387,719	704,120	—
	Derivatives:
	Interest Rate Contracts
	Futures	6,154	6,154	—	—

	Total Assets	138,639,281	1,393,873	136,740,408	505,000

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(7,709)	(7,709)	—	—

	Total Liabilities - Derivatives	(7,709)	(7,709)	—	—

	Total	$138,631,572	$1,386,164	$136,740,408	$505,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.0%

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$237,000	$270,139
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	200,000	236,940

		507,079

Bahrain - 0.6%

BBK BSC 5.500% due 07/09/24 ~	200,000	205,464
The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	200,000	222,610

		428,074

Brazil - 3.7%

Braskem Netherlands Finance BV 5.875% due 01/31/50 ~	200,000	183,300
8.500% due 01/23/81 ~	280,000	283,048
CSN Islands XI Corp 6.750% due 01/28/28 ~	200,000	194,090
JSM Global SARL 4.750% due 10/20/30 ~	200,000	199,996
NBM US Holdings Inc 7.000% due 05/14/26 ~	200,000	212,404
Petrobras Global Finance BV 6.850% due 06/05/15	260,000	277,890
6.875% due 01/20/40	190,000	211,516
Rede D’or Finance SARL 4.500% due 01/22/30 ~	200,000	191,100
Rumo Luxembourg SARL 5.250% due 01/10/28 ~	220,000	229,175
Vale Overseas Ltd 6.875% due 11/21/36	165,000	214,516
6.875% due 11/10/39	200,000	263,590
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	200,000	256,900

		2,717,525

Chile - 2.5%

Corp Nacional del Cobre de Chile 4.375% due 02/05/49 ~	246,000	291,295
4.500% due 08/01/47 ~	275,000	329,916
4.875% due 11/04/44 ~	200,000	250,061
5.625% due 10/18/43 ~	200,000	270,225
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	200,000	246,225
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	218,089
VTR Comunicaciones SPA 5.125% due 01/15/28 ~	200,000	207,100

		1,812,911

China - 1.8%

China Evergrande Group 7.500% due 06/28/23 ~	200,000	158,750
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	200,000	199,748
Scenery Journey Ltd 11.000% due 11/06/20 ~	200,000	200,500
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	100,393
Sinopec Group Overseas Development 2018 Ltd 2.700% due 05/13/30 ~	200,000	210,583
3.350% due 05/13/50 ~	200,000	218,594
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	225,000	224,453

		1,313,021

	Principal Amount	Value
Colombia - 1.8%

Bancolombia SA 4.625% due 12/18/29	$200,000	$194,750
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	91,267
Grupo Aval Ltd 4.375% due 02/04/30 ~	$200,000	193,440
Millicom International Cellular SA 5.125% due 01/15/28 ~	200,000	208,043
6.000% due 03/15/25 ~	200,000	205,979
6.625% due 10/15/26 ~	200,000	214,967
Oleoducto Central SA 4.000% due 07/14/27 ~	205,000	212,985

		1,321,431

India - 0.6%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	200,000	211,509
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	200,000	203,365

		414,874

Indonesia - 1.3%

P.T. Indonesia Asahan Aluminium Persero 5.450% due 05/15/30 ~	200,000	230,475
5.710% due 11/15/23 ~	200,000	222,300
P.T. Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.500% due 11/22/21 ~	230,000	241,701
6.150% due 05/21/48 ~	202,000	260,795

		955,271

Ireland - 0.6%

C&W Senior Financing DAC 6.875% due 09/15/27 ~	200,000	208,265
7.500% due 10/15/26 ~	200,000	210,081

		418,346

Israel - 0.3%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	200,000	191,618

Jamaica - 0.1%

Digicel International Finance Ltd 8.000% due 12/31/26 ~	38,669	29,968
8.750% due 05/25/24 ~	76,866	77,443

		107,411

Kazakhstan - 1.3%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	231,211
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	66,249	66,405
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	403,848
KazMunayGas National Co JSC 5.375% due 04/24/30 ~	200,000	234,400

		935,864

Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	250,000	264,945

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value

Malaysia - 0.5%

Petronas Capital Ltd 4.550% due 04/21/50 ~	$291,000	$372,406

Mexico - 4.7%

Alfa SAB de CV 6.875% due 03/25/44 ~	200,000	227,004
Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	208,300
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	192,830
Cemex SAB de CV 5.450% due 11/19/29 ~	225,000	228,094
7.750% due 04/16/26 ~	200,000	211,000
Comision Federal de Electricidad 5.750% due 02/14/42 ~	200,000	221,252
8.180% due 12/23/27 ~	MXN 950,000	41,978
Petroleos Mexicanos 6.350% due 02/12/48	$203,000	152,250
6.750% due 09/21/47	702,000	541,667
6.950% due 01/28/60 ~	738,000	571,784
7.190% due 09/12/24 ~	MXN 3,170,000	124,579
7.690% due 01/23/50 ~	$562,000	471,172
Trust Fibra Uno 6.390% due 01/15/50 ~	200,000	200,000

		3,391,910

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	200,000	254,446

Pakistan - 0.3%

The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	200,270

Panama - 0.4%

AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	300,000	308,925

Peru - 0.4%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 48,000	13,350
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$40,000	41,232
Petroleos del Peru SA 5.625% due 06/19/47 ~	200,000	230,750

		285,332

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	208,000	260,730

Russia - 0.3%

SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	249,922

Saudi Arabia - 0.6%

Acwa Power Management And Investments One Ltd 5.950% due 12/15/39 ~	200,000	228,274
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	200,000	184,750

		413,024

	Principal Amount	Value
South Africa - 0.6%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	$200,000	$183,457
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	200,000	233,500

		416,957

Ukraine - 1.4%

Metinvest BV 7.750% due 04/23/27 ~	200,000	205,380
MHP Lux SA 6.950% due 04/03/26 ~	200,000	201,552
MHP SE 7.750% due 05/10/24 ~	200,000	209,758
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/25 ~	200,000	203,800
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	200,000	200,500

		1,020,990

United Arab Emirates - 0.3%

DP World Crescent Ltd 3.875% due 07/18/29 ~	200,000	208,250

United Kingdom - 0.3%

Standard Chartered Bank 6.625% due 05/17/33 ~	IDR 270,000,000	17,341
8.125% due 05/17/24 ~	369,000,000	26,844
8.250% due 05/19/36 ~	980,000,000	69,897
8.375% due 03/17/34 ~	810,000,000	58,622
9.000% due 03/20/29 ~	311,000,000	23,603
11.000% due 09/17/25 ~	432,000,000	35,303
12.800% due 06/17/21 ~	157,000,000	11,239

		242,849

United States - 0.5%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$200,000	208,750
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 2,854,000,000	195,442

		404,192

Venezuela - 0.3%

Petroleos de Venezuela SA 5.375% due 04/12/27 * Y ~	$113,000	3,390
8.500% due 10/27/20 Y ~	1,460,500	175,260
9.000% due 11/17/21 * Y ~	239,354	7,181
9.750% due 05/17/35 * Y ~	306,278	9,188
12.750% due 02/17/22 * Y ~	117,000	3,510

		198,529

Total Corporate Bonds & Notes (Cost $19,443,099)		19,617,102

FOREIGN GOVERNMENT BONDS & NOTES - 69.2%

Angola - 1.7%

Angolan Government International 8.000% due 11/26/29 ~	281,000	223,383
8.250% due 05/09/28 ~	200,000	160,125
9.125% due 11/26/49 ~	400,000	313,000
9.375% due 05/08/48 ~	400,000	314,008
9.500% due 11/12/25 ~	232,000	202,835

		1,213,351

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Argentina - 2.7%

Argentine Republic Government International 0.125% due 07/09/30 *	$1,961,518	$822,857
0.125% due 07/09/35 *	1,724,105	651,729
0.125% due 01/09/38 *	303,127	130,951
0.125% due 07/09/41 *	536,217	214,219
1.000% due 07/09/29 *	238,357	109,170
Bonos del Tesoro Nacional en Pesos Badlar 31.628% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 4,379,871	6,687
Ciudad Autonoma De Buenos Aires 32.888% (ARS Deposit + 3.250%) due 03/29/24 § Ω	1,166,052	1,518
Provincia de Buenos Aires 33.378% (ARS Deposit + 3.750%) due 04/12/25 § ~ Ω	3,804,000	4,929

		1,942,060

Bahrain - 0.3%

Bahrain Government International 7.500% due 09/20/47 ~	$202,000	215,378

Belarus - 0.4%

Republic of Belarus International 6.875% due 02/28/23 ~	260,000	253,190

Brazil - 5.1%

Brazil Letras do Tesouro Nacional 5.257% due 07/01/23	BRL 7,219,000	1,116,474
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	4,810,000	975,316
10.000% due 01/01/29	2,125,000	437,200
10.000% due 01/01/31	1,840,000	379,189
Brazilian Government International 4.625% due 01/13/28	$200,000	217,037
5.000% due 01/27/45	200,000	201,661
5.625% due 01/07/41	100,000	108,250
7.125% due 01/20/37	130,000	161,596
8.250% due 01/20/34	90,000	121,135

		3,717,858

Chile - 0.7%

Bonos de la Tesoreria de la Republica 1.500% due 03/01/26 ^	CLP 229,670,400	331,918
1.900% due 09/01/30 ^	14,354,400	21,930
2.000% due 03/01/35 ^	14,354,400	22,338
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/30 ~	75,000,000	112,427

		488,613

China - 0.3%

China Government 2.680% due 05/21/30	CNY 1,790,000	252,795

Colombia - 3.5%

Colombia Government International 3.875% due 04/25/27	$220,000	238,055
4.000% due 02/26/24	200,000	213,563
5.625% due 02/26/44	200,000	248,500
6.125% due 01/18/41	183,000	235,155
7.375% due 09/18/37	110,000	155,238
8.125% due 05/21/24	164,000	198,218
Colombian TES 4.750% due 02/23/23 ^	COP 962,661,352	275,260
5.750% due 11/03/27	1,330,700,000	364,182
6.000% due 04/28/28	213,700,000	59,064
6.250% due 11/26/25	119,600,000	34,267
7.000% due 06/30/32	150,600,000	42,666

	Principal Amount	Value
7.250% due 10/18/34	COP 195,200,000	$55,868
7.500% due 08/26/26	899,200,000	270,988
10.000% due 07/24/24	500,000,000	160,615

		2,551,639

Costa Rica - 0.5%

Costa Rica Government International 5.625% due 04/30/43 ~	$200,000	166,050
6.125% due 02/19/31 ~	200,000	188,750

		354,800

Croatia - 0.5%

Croatia Government International 6.000% due 01/26/24 ~	310,000	359,451

Czech Republic - 0.5%

Czech Republic Government 0.950% due 05/15/30 ~	CZK 1,690,000	74,241
1.000% due 06/26/26 ~	130,000	5,779
2.000% due 10/13/33	5,690,000	277,702
4.200% due 12/04/36 ~	240,000	15,344

		373,066

Dominican Republic - 2.9%

Dominican Republic International 4.875% due 09/23/32 ~	$338,000	336,986
5.500% due 01/27/25 ~	100,000	106,626
5.875% due 04/18/24 ~	205,000	217,403
5.875% due 01/30/60 ~	440,000	418,000
6.600% due 01/28/24 ~	100,000	110,015
6.850% due 01/27/45 ~	222,000	234,876
6.875% due 01/29/26 ~	320,000	356,803
7.450% due 04/30/44 ~	130,000	146,900
7.500% due 05/06/21 ~	54,667	56,375
9.750% due 06/05/26 ~	DOP 8,000,000	140,110

		2,124,094

Ecuador - 5.0%

Ecuador Government International 0.500% due 07/31/30 ~	$1,338,410	910,132
0.500% due 07/31/35 ~	3,674,002	2,048,256
0.500% due 07/31/40 ~	1,160,992	584,850
8.004% due 07/31/30 ~	267,274	125,298

		3,668,536

Egypt - 1.8%

Egypt Government International 6.588% due 02/21/28 ~	200,000	198,288
7.625% due 05/29/32 ~	200,000	196,089
7.903% due 02/21/48 ~	300,000	278,012
8.500% due 01/31/47 ~	447,000	434,137
8.875% due 05/29/50 ~	216,000	214,682

		1,321,208

El Salvador - 1.0%

El Salvador Government International 5.875% due 01/30/25 ~	98,000	85,946
6.375% due 01/18/27 ~	142,000	122,972
7.625% due 02/01/41 ~	150,000	126,525
7.650% due 06/15/35 ~	49,000	42,458
8.250% due 04/10/32 ~	142,000	129,220
8.625% due 02/28/29 ~	101,000	96,152
9.500% due 07/15/52 ~	150,000	142,875

		746,148

Gabon - 0.5%

Gabon Government International 6.375% due 12/12/24 ~	200,000	189,378
6.625% due 02/06/31 ~	224,000	200,926

		390,304

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Ghana - 0.6%

Ghana Government International 8.125% due 03/26/32 ~	$200,000	$175,964
8.950% due 03/26/51 ~	326,000	283,102

		459,066

Hungary - 1.0%

Hungary Government International 3.000% due 10/27/27	HUF 14,560,000	50,382
3.000% due 08/21/30	39,250,000	135,743
5.375% due 03/25/24	$154,000	176,776
5.750% due 11/22/23	220,000	252,706
6.750% due 10/22/28	HUF 19,920,000	87,256
7.625% due 03/29/41	$30,000	53,761

		756,624

India - 0.3%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	210,488

Indonesia - 5.5%

Indonesia Government International 4.750% due 07/18/47 ~	200,000	244,374
5.125% due 01/15/45 ~	200,000	252,379
5.250% due 01/08/47 ~	221,000	287,212
5.950% due 01/08/46 ~	200,000	280,662
7.750% due 01/17/38 ~	130,000	201,534
8.500% due 10/12/35 ~	100,000	160,378
Indonesia Treasury 6.125% due 05/15/28	IDR 913,000,000	59,210
6.625% due 05/15/33	3,646,000,000	234,172
7.000% due 05/15/27	3,798,000,000	263,665
7.000% due 09/15/30	2,506,000,000	169,551
7.500% due 06/15/35	1,781,000,000	120,768
7.750% due 04/15/31	579,000,000	41,103
8.250% due 05/15/29	6,055,000,000	444,481
8.250% due 05/15/36	1,332,000,000	95,004
8.375% due 03/15/24	3,893,000,000	285,120
8.375% due 09/15/26	5,459,000,000	409,315
8.375% due 04/15/39	3,033,000,000	217,936
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	230,370

		3,997,234

Ivory Coast - 0.8%

Ivory Coast Government International 5.875% due 10/17/31 ~	EUR 125,000	133,091
6.375% due 03/03/28 ~	$200,000	200,667
6.875% due 10/17/40 ~	EUR 229,000	241,947

		575,705

Jamaica - 0.4%

Jamaica Government International 7.875% due 07/28/45	$200,000	254,600

Kenya - 0.3%

Kenya Government International 8.000% due 05/22/32 ~	246,000	243,496

Lebanon - 0.8%

Lebanon Government International 5.800% due 04/14/21 * Y ~	222,000	41,645
6.000% due 01/27/23 Y ~	60,000	10,012
6.100% due 10/04/22 Y ~	713,000	123,705

	Principal Amount	Value
6.150% due 06/19/21 Y	$430,000	$80,677
6.375% due 03/09/21 Y	318,000	59,593
6.600% due 11/27/26 Y ~	152,000	25,285
6.850% due 03/23/27 Y ~	271,000	44,748
7.000% due 03/23/32 Y ~	253,000	41,603
7.050% due 11/02/35 * Y ~	9,000	1,485
7.250% due 03/23/37 Y ~	159,000	26,692
8.250% due 04/12/21 Y ~	633,000	114,564

		570,009

Malaysia - 0.8%

Malaysia Government 3.733% due 06/15/28	MYR 230,000	59,706
3.757% due 05/22/40	287,000	73,238
3.828% due 07/05/34	302,000	78,817
3.885% due 08/15/29	185,000	48,785
3.899% due 11/16/27	51,000	13,360
4.065% due 06/15/50	67,000	67,031
4.181% due 07/15/24	105,000	27,076
4.232% due 06/30/31	201,000	54,517
4.498% due 04/15/30	241,000	66,290
4.642% due 11/07/33	180,000	49,954
4.921% due 07/06/48	66,000	18,465
4.935% due 09/30/43	28,000	7,757

		564,996

Mexico - 2.3%

Mexican Bonos 7.500% due 06/03/27	MXN 1,720,000	86,539
7.750% due 11/23/34	1,000,000	50,737
7.750% due 11/13/42	2,120,000	103,900
8.000% due 11/07/47	2,750,000	137,555
8.500% due 05/31/29	5,340,000	285,793
8.500% due 11/18/38	7,450,000	395,238
10.000% due 12/05/24	1,780,000	95,750
Mexico Government International 4.750% due 03/08/44	$102,000	111,720
5.550% due 01/21/45	122,000	148,230
5.750% due 10/12/10	136,000	157,394
6.050% due 01/11/40	92,000	115,435

		1,688,291

Mongolia - 0.3%

Mongolia Government International 5.625% due 05/01/23 ~	200,000	206,254

Morocco - 0.5%

Morocco Government International 4.250% due 12/11/22 ~	320,000	336,964

Nigeria - 0.3%

Nigeria Government International 6.500% due 11/28/27 ~	200,000	191,096

Oman - 0.8%

Oman Government International 6.500% due 03/08/47 ~	400,000	328,121
6.750% due 01/17/48 ~	266,000	221,133

		549,254

Pakistan - 1.2%

Pakistan Government International 6.875% due 12/05/27 ~	400,000	399,128
8.250% due 04/15/24 ~	259,000	275,309
8.250% due 09/30/25 ~	200,000	213,708

		888,145

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Panama - 1.2%

Panama Government International 4.300% due 04/29/53	$200,000	$247,250
6.700% due 01/26/36	206,000	299,842
8.875% due 09/30/27	116,000	166,583
9.375% due 04/01/29	118,000	181,698

		895,373

Paraguay - 0.3%

Paraguay Government International 4.625% due 01/25/23 ~	200,000	212,002

Peru - 2.7%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	73,431
Peruvian Government International 5.350% due 08/12/40	273,000	75,157
5.400% due 08/12/34	527,000	153,227
5.625% due 11/18/50	$340,000	542,910
6.950% due 08/12/31 ~	PEN 1,165,000	396,512
7.350% due 07/21/25	$178,000	228,489
8.750% due 11/21/33	288,000	483,391

		1,953,117

Philippines - 1.4%

Philippine Government International 6.375% due 10/23/34	200,000	290,096
7.750% due 01/14/31	170,000	259,157
9.500% due 02/02/30	170,000	280,630
10.625% due 03/16/25	123,000	175,331

		1,005,214

Poland - 0.1%

Republic of Poland Government 2.750% due 10/25/29	PLN 319,000	93,144

Qatar - 1.8%

Qatar Government International 3.250% due 06/02/26 ~	$200,000	220,433
4.817% due 03/14/49 ~	535,000	722,103
5.103% due 04/23/48 ~	246,000	342,608

		1,285,144

Romania - 2.0%

Romanian Government International 3.000% due 02/14/31 ~	52,000	53,495
3.375% due 01/28/50 ~	EUR 224,000	268,875
3.624% due 05/26/30 ~	86,000	114,275
4.000% due 02/14/51 ~	$250,000	258,750
4.375% due 08/22/23 ~	340,000	370,187
5.800% due 07/26/27	RON 930,000	256,814
6.125% due 01/22/44 ~	$38,000	51,539
6.750% due 02/07/22 ~	104,000	112,144

		1,486,079

Russia - 3.0%

Russia Federal 6.900% due 05/23/29	RUB 10,169,000	137,901
7.050% due 01/19/28	11,614,000	159,146
7.150% due 11/12/25	11,037,000	153,012
7.250% due 05/10/34	1,769,000	24,598
7.400% due 07/17/24	7,144,000	99,041
7.700% due 03/23/33	15,330,000	220,546
7.750% due 09/16/26	19,195,000	273,209
7.950% due 10/07/26	4,121,000	59,314
8.500% due 09/17/31	20,795,000	315,440

	Principal Amount	Value
Russia Foreign 4.375% due 03/21/29 ~	$200,000	$229,850
5.250% due 06/23/47 ~	400,000	530,835

		2,202,892

Saudi Arabia - 1.5%

Saudi Government International 3.750% due 01/21/55 ~	258,000	279,853
4.500% due 04/22/60 ~	200,000	248,652
5.000% due 04/17/49 ~	200,000	259,336
5.250% due 01/16/50 ~	200,000	269,408

		1,057,249

South Africa - 2.9%

Republic of South Africa Government International 4.300% due 10/12/28	235,000	219,756
5.650% due 09/27/47	230,000	195,739
5.750% due 09/30/49	250,000	212,822
5.875% due 05/30/22	103,000	108,789
7.000% due 02/28/31	ZAR 550,000	26,719
8.000% due 01/31/30	3,936,000	214,738
8.250% due 03/31/32	11,790,000	604,449
8.750% due 01/31/44	1,792,140	82,695
8.750% due 02/28/48	4,540,000	208,704
8.875% due 02/28/35	1,333,690	66,701
9.000% due 01/31/40	1,857,760	88,947
10.500% due 12/21/26	1,316,000	90,999

		2,121,058

Sri Lanka - 0.2%

Sri Lanka Government International 7.850% due 03/14/29 ~	$202,000	142,410

Suriname - 0.2%

Suriname Government International 9.250% due 10/26/26 ~	200,000	119,600

Thailand - 0.5%

Thailand Government 2.875% due 06/17/46	THB 333,000	12,185
3.300% due 06/17/38	3,942,000	151,084
3.400% due 06/17/36	1,901,000	74,122
3.600% due 06/17/67	3,221,000	134,233

		371,624

Turkey - 1.8%

Turkey Government 10.500% due 08/11/27	TRY 240,000	27,938
10.600% due 02/11/26	340,000	40,460
10.700% due 08/17/22	745,000	93,188
11.000% due 02/24/27	81,000	9,650
Turkey Government International 4.875% due 04/16/43	$200,000	149,583
5.750% due 03/22/24	200,000	197,005
5.750% due 05/11/47	200,000	159,017
6.000% due 03/25/27	200,000	192,252
6.125% due 10/24/28	200,000	190,729
6.750% due 05/30/40	108,000	98,490
6.875% due 03/17/36	50,000	47,006
7.375% due 02/05/25	92,000	95,341

		1,300,659

Ukraine - 2.6%

Ukraine Government International 7.253% due 03/15/33 ~	207,000	191,226
7.375% due 09/25/32 ~	728,000	685,932
7.750% due 09/01/21 ~	100,000	102,656

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
7.750% due 09/01/23 ~	$214,000	$218,243
7.750% due 09/01/25 ~	267,000	268,454
7.750% due 09/01/26 ~	200,000	199,492
7.750% due 09/01/27 ~	126,000	125,119
15.840% due 02/26/25 ~	UAH 1,247,000	50,166
16.000% due 08/11/21 ~	413,000	15,364
17.000% due 05/11/22 ~	397,000	15,368
17.250% due 01/05/22 ~	205,000	7,824

		1,879,844

United Arab Emirates - 0.7%

Abu Dhabi Government International 3.125% due 09/30/49 ~	$200,000	214,640
3.875% due 04/16/50 ~	243,000	297,675

		512,315

Uruguay - 2.2%

Uruguay Government International 3.875% due 07/02/40 ^	UYU 9,942,000	271,855
4.125% due 11/20/45	$105,548	125,735
4.375% due 12/15/28 ^	UYU 893,362	23,810
4.975% due 04/20/55	$351,218	468,437
5.100% due 06/18/50	140,864	189,539
7.625% due 03/21/36	125,000	195,068
7.875% due 01/15/33	158,000	244,277
8.500% due 03/15/28 ~	UYU 2,269,000	55,488
9.875% due 06/20/22 ~	1,102,000	27,165

		1,601,374

Venezuela - 0.3%

Venezuela Government International 7.750% due 10/13/20 * Y ~	$85,000	6,800
8.250% due 10/13/24 * Y ~	166,100	13,288
9.000% due 05/07/23 * Y ~	73,000	5,840
9.250% due 09/15/27 * Y	252,000	20,160
9.250% due 05/07/28 * Y ~	121,000	9,680
11.750% due 10/21/26 * Y ~	768,700	61,496
11.950% due 08/05/31 * Y ~	1,255,900	100,472
12.750% due 08/23/22 * Y ~	211,000	16,880

		234,616

Vietnam - 0.3%

Vietnam Government International 4.800% due 11/19/24 ~	207,000	231,866

Zambia - 0.2%

Zambia Government International 8.970% due 07/30/27 ~	307,000	151,422

Total Foreign Government Bonds & Notes (Cost $50,964,987)		50,321,715

SHORT-TERM INVESTMENTS - 2.3%

Foreign Government Issues - 0.4%

Uruguay Monetary Regulation Bill (Uruguay) 6.242% due 12/18/20	UYU 146,000	3,386
6.617% due 02/05/21	363,000	8,341
6.698% due 02/19/21	299,000	6,851
6.805% due 03/10/21	864,000	19,722
6.938% due 03/19/21	681,000	15,511
7.120% due 06/09/21	669,000	14,992
7.144% due 06/18/21	3,042,000	68,042
7.221% due 07/21/21	932,000	20,705
7.254% due 08/06/21	4,080,000	90,340
7.435% due 12/08/21	573,000	12,364

		260,254

	Shares	Value
Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	1,398,194	$1,398,194

Total Short-Term Investments (Cost $1,661,151)		1,658,448

TOTAL INVESTMENTS - 98.5% (Cost $72,069,237)		71,597,265

DERIVATIVES - 0.1%		50,772

OTHER ASSETS & LIABILITIES, NET - 1.4%		1,030,317

NET ASSETS - 100.0%		$72,678,354

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	69.2%
Corporate Bonds & Notes	27.0%
Others (each less than 3.0%)	2.3%

98.5%
Derivatives	0.1%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	As of September 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	8.8%
Mexico	7.0%
Indonesia	6.8%
Colombia	5.3%
Ecuador	5.0%
Ukraine	4.0%
South Africa	3.5%
Russia	3.3%
Chile	3.2%
Peru	3.1%
Others (each less than 3.0%) (Includes Short-Term Investments)	48.5%

98.5%
Derivatives	0.1%
Other Assets & Liabilities, Net	1.4%

100.0%

(c)

Investments with a total aggregate value of $13,134 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	Investments with a total aggregate value of $1,003,154 or 1.4% of the Fund’s net assets were in default as of September 30, 2020.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	764,150	USD	145,000	10/20	BNP	$—	($8,938)
BRL	5,868,951	USD	1,053,104	10/20	HSB	—	(8,098)
BRL	2,800,000	USD	496,084	11/20	BSC	2,041	—
CLP	53,723,521	USD	70,144	10/20	BNP	—	(1,694)
CLP	64,656,661	USD	82,639	10/20	BSC	—	(259)
CLP	337,959,700	USD	445,000	10/20	CSF	—	(14,401)
CNH	1,458,984	USD	212,000	11/20	BRC	2,136	—
CNH	1,449,570	USD	211,000	11/20	DUB	1,754	—
CNH	19,749,423	USD	2,877,642	11/20	HSB	20,995	—
CNH	1,380,930	USD	201,000	11/20	SCB	1,680	—
COP	1,140,492,000	USD	300,000	10/20	DUB	—	(2,452)
COP	870,000,000	USD	225,719	10/20	JPM	1,259	—
COP	867,978,488	USD	235,314	10/20	MER	—	(8,863)
CZK	7,806,422	USD	337,300	10/20	BNP	984	—
CZK	19,113,725	USD	823,768	11/20	MER	4,620	—
HUF	51,952,422	USD	172,740	10/20	HSB	—	(5,241)
HUF	246,205,535	USD	787,694	11/20	BRC	5,613	—
IDR	300,518,795	USD	20,035	11/20	HSB	54	—
IDR	5,413,843,392	USD	362,485	11/20	SCB	—	(597)
ILS	712,364	USD	206,467	11/20	MER	1,647	—
INR	8,890,800	USD	120,000	11/20	ANZ	123	—
INR	80,859,769	USD	1,091,533	11/20	HSB	960	—
KRW	1,537,955,827	USD	1,299,059	10/20	BNP	19,920	—
KRW	731,000,000	USD	616,935	10/20	BRC	9,984	—
KRW	942,920,000	USD	797,053	10/20	HSB	11,612	—
MXN	342,517	USD	15,447	10/20	BNP	—	(13)
MXN	184,188	USD	8,245	10/20	BRC	54	—
MXN	66,793,586	USD	2,953,378	10/20	BSC	56,292	—
MXN	442,503	USD	20,029	10/20	DUB	—	(90)
MXN	8,647,382	USD	385,098	10/20	HSB	4,546	—
MXN	8,870,069	USD	420,000	10/20	MER	—	(20,321)
MYR	471,112	USD	113,427	11/20	DUB	—	(215)
PEN	438,093	USD	121,896	10/20	CIT	—	(325)
PEN	141,680	USD	40,000	10/20	MER	—	(684)
PHP	14,813,862	USD	303,893	11/20	DUB	1,211	—
PLN	3,121,705	USD	834,132	10/20	BRC	—	(26,473)
PLN	3,121,705	USD	835,815	10/20	MER	—	(28,156)
PLN	683,565	USD	170,687	11/20	BNP	6,182	—
PLN	469,816	USD	120,452	11/20	DUB	1,111	—
PLN	986,397	USD	249,207	11/20	ING	6,018	—
PLN	1,096,237	USD	282,630	01/21	BNP	1,074	—
RON	498,801	USD	121,246	10/20	JPM	—	(1,524)
RON	1,593,659	USD	380,303	11/20	BNP	1,476	—
RUB	54,587,000	USD	705,869	10/20	HSB	—	(5,084)
RUB	54,587,562	USD	703,131	10/20	JPM	—	(2,338)
RUB	7,675,659	USD	96,800	11/20	JPM	1,442	—
RUB	22,122,491	USD	279,390	11/20	MER	3,760	—
SGD	149,265	USD	110,000	11/20	ANZ	—	(646)
SGD	1,605,570	USD	1,173,002	11/20	MSC	3,266	—
THB	16,897,850	USD	542,364	10/20	BRC	—	(9,133)
THB	25,000,000	USD	801,799	10/20	HSB	—	(12,894)
THB	1,502,000	USD	48,179	11/20	DUB	—	(783)
THB	2,104,864	USD	67,120	11/20	HSB	—	(701)
THB	2,026,700	USD	65,000	11/20	MSC	—	(1,048)
THB	2,800,000	USD	89,419	11/20	SCB	—	(1,065)
TRY	91,519	USD	11,769	10/20	HSB	60	—
TRY	620,045	USD	78,885	10/20	JPM	768	—
TWD	26,352,583	USD	904,592	10/20	BNP	9,476	—
TWD	2,167,125	USD	75,000	10/20	SCB	169	—
USD	1,182,202	BRL	6,633,101	10/20	HSB	1,134	—
USD	329,240	BRL	1,853,720	11/20	CIT	—	(540)
USD	1,052,274	BRL	5,868,951	11/20	HSB	8,176	—
USD	120,000	CLP	90,825,600	10/20	CSF	4,278	—
USD	80,710	CLP	63,713,281	10/20	DUB	—	(468)
USD	285,000	CLP	221,188,500	10/20	MSC	3,181	—
USD	295,113	CNH	2,022,590	11/20	JPM	—	(1,743)
USD	251,570	COP	976,650,085	10/20	MSC	—	(3,233)
USD	172,200	CZK	3,986,061	10/20	BNP	—	(533)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	821,762	EUR	693,331	10/20	BNP	$8,629	$—
USD	140,600	HUF	43,742,991	10/20	JPM	—	(431)
USD	147,428	INR	10,928,809	11/20	HSB	—	(231)
USD	345,395	KRW	404,042,608	10/20	HSB	—	(1,120)
USD	704,580	MXN	15,737,624	10/20	MER	—	(4,546)
USD	294,766	PEN	1,046,089	10/20	BNP	4,476	—
USD	25,616	PHP	1,244,659	11/20	ANZ	—	(19)
USD	336,400	PLN	1,298,373	10/20	CIT	480	—
USD	1,661	PLN	6,481	10/20	SCB	—	(16)
USD	66,600	RON	277,113	10/20	BRC	87	—
USD	253,800	RUB	20,035,962	10/20	CIT	—	(3,421)
USD	165,613	SGD	226,716	10/20	MSC	—	(478)
USD	191,779	THB	6,090,695	11/20	BNP	—	(413)
USD	87	TRY	668	10/20	HSB	1	—
USD	12,218	TRY	90,851	10/20	JPM	476	—
USD	4,293	TRY	33,531	11/20	BRC	23	—
USD	61,606	TRY	453,286	11/20	HSB	3,478	—
USD	11,410	TRY	91,519	01/21	HSB	—	(68)
USD	154,372	TWD	4,442,992	11/20	BRC	—	(468)
USD	86,800	ZAR	1,476,409	10/20	MSC	—	(1,020)
ZAR	8,367,666	USD	488,366	10/20	MER	9,357	—

Total Forward Foreign Currency Contracts						$226,063	($180,784)

(f)	Swap agreements outstanding as of September 30, 2020 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.400%	6-Month PLN-WIBOR	A / S	LCH	03/26/23	PLN 1,060,000	$18,082	$—	$18,082
6.570%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 3,510,903	5,965	—	5,965
2.535%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	CNY 751,180	(434)	—	(434)
2.575%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	1,437,000	(473)	—	(473)
2.580%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	1,376,000	(410)	—	(410)
2.582%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	721,000	(208)	—	(208)
2.325%	7-Day CNY-RRR	Q / Q	LCH	09/16/25	7,000,000	(15,608)	—	(15,608)
2.535%	7-Day CNY-RRR	Q / Q	LCH	09/16/25	1,810,000	(1,421)	—	(1,421)

Total Interest Rate Swaps						$5,493	$—	$5,493

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
Centrally Cleared Swap Agreements (1)
Assets	$—	$24,047
Liabilities	—	(18,554)

	$—	$5,493

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,617,102	$—	$19,617,102	$—
	Foreign Government Bonds & Notes	50,321,715	—	50,321,715	—
	Short-Term Investments	1,658,448	1,398,194	260,254	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	226,063	—	226,063	—
	Interest Rate Contracts
	Swaps	24,047	—	24,047	—

	Total Assets - Derivatives	250,110	—	250,110	—

	Total Assets	71,847,375	1,398,194	70,449,181	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(180,784)	—	(180,784)	—
	Interest Rate Contracts
	Swaps	(18,554)	—	(18,554)	—

	Total Liabilities - Derivatives	(199,338)	—	(199,338)	—

	Total Liabilities	(199,338)	—	(199,338)	—

	Total	$71,648,037	$1,398,194	$70,249,843	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 1.4%

The Sherwin-Williams Co	3,393	$2,364,039

		2,364,039

Communications - 23.7%

Alibaba Group Holding Ltd ADR (China) *	5,175	1,521,347
Alphabet Inc ‘C’ *	1,418	2,083,893
Alphabet Inc ‘A’ *	4,515	6,617,184
Amazon.com Inc *	5,009	15,771,989
Charter Communications Inc ‘A’ *	4,554	2,843,244
Facebook Inc ‘A’ *	23,836	6,242,648
Match Group Inc *	6,810	753,527
Netflix Inc *	6,483	3,241,694
Shopify Inc ‘A’ (Canada) *	800	818,376
Spotify Technology SA *	2,244	544,327

		40,438,229

Consumer, Cyclical - 2.8%

Chipotle Mexican Grill Inc *	852	1,059,641
Costco Wholesale Corp	602	213,710
Dollar General Corp	5,882	1,232,985
Lululemon Athletica Inc *	2,955	973,288
NIKE Inc ‘B’	9,111	1,143,795
Starbucks Corp	2,242	192,633

		4,816,052

Consumer, Non-Cyclical - 23.9%

Abbott Laboratories	18,729	2,038,277
Alnylam Pharmaceuticals Inc *	3,836	558,522
Becton Dickinson and Co	4,091	951,894
Boston Scientific Corp *	46,116	1,762,092
Colgate-Palmolive Co	24,199	1,866,953
CoStar Group Inc *	1,649	1,399,193
Danaher Corp	16,484	3,549,500
Edwards Lifesciences Corp *	11,913	950,896
Eli Lilly and Co	3,428	507,412
Equifax Inc	2,477	388,641
Global Payments Inc	10,167	1,805,456
IHS Markit Ltd	15,857	1,244,933
Illumina Inc *	3,362	1,039,127
Livongo Health Inc *	5,358	750,388
Merck & Co Inc	10,733	890,302
PayPal Holdings Inc *	20,215	3,982,961
Seattle Genetics Inc *	4,352	851,643
Square Inc ‘A’ *	11,878	1,930,769
STERIS PLC	2,796	492,627
The Estee Lauder Cos Inc ‘A’	5,503	1,201,030
Thermo Fisher Scientific Inc	8,684	3,834,160
TransUnion	12,685	1,067,189
UnitedHealth Group Inc	1,801	561,498
Verisk Analytics Inc	14,684	2,721,092
Vertex Pharmaceuticals Inc *	6,526	1,775,855
Zoetis Inc	16,133	2,667,914

		40,790,324

Financial - 9.1%

American Tower Corp REIT	7,647	1,848,509
Aon PLC ‘A’	7,652	1,578,608
Equinix Inc REIT	1,848	1,404,720
Mastercard Inc ‘A’	17,333	5,861,501
Visa Inc ‘A’	24,800	4,959,256

		15,652,594

	Shares	Value
Industrial - 2.9%

AMETEK Inc	9,106	$905,136
Canadian Pacific Railway Ltd (Canada)	3,385	1,030,496
Roper Technologies Inc	4,081	1,612,444
Vulcan Materials Co	10,182	1,380,068

		4,928,144

Technology - 35.5%

Activision Blizzard Inc	19,431	1,572,940
Adobe Inc *	15,398	7,551,641
Apple Inc	36,620	4,240,962
Applied Materials Inc	10,285	611,443
ASML Holding NV (Netherlands)	2,449	904,342
Atlassian Corp PLC ‘A’ *	4,594	835,143
Autodesk Inc *	2,283	527,396
Black Knight Inc *	5,686	494,966
Cadence Design Systems Inc *	16,586	1,768,565
Clarivate PLC (United Kingdom) *	49,689	1,539,862
Electronic Arts Inc *	16,925	2,207,189
Fidelity National Information Services Inc	12,502	1,840,419
Fiserv Inc *	10,465	1,078,418
Intuit Inc	9,198	3,000,480
Lam Research Corp	3,518	1,167,097
Microsoft Corp	78,432	16,496,603
MSCI Inc	6,795	2,424,320
NVIDIA Corp	7,252	3,924,927
salesforce.com Inc *	17,587	4,419,965
ServiceNow Inc *	4,139	2,007,415
Snowflake Inc ‘A’ *	741	185,991
Synopsys Inc *	3,768	806,277
Take-Two Interactive Software Inc *	6,014	993,633

		60,599,994

Total Common Stocks (Cost $62,933,739)		169,589,376

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	186,681	186,681

Total Short-Term Investment (Cost $186,681)		186,681

TOTAL INVESTMENTS - 99.4% (Cost $63,120,420)		169,776,057

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,006,721

NET ASSETS - 100.0%		$170,782,778

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	35.5%
Consumer, Non-Cyclical	23.9%
Communications	23.7%
Financial	9.1%
Others (each less than 3.0%)	7.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$169,589,376	$169,589,376	$—	$—
	Short-Term Investment	186,681	186,681	—	—

	Total	$169,776,057	$169,776,057	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 3.8%

Air Products and Chemicals Inc	10,717	$3,192,166
PPG Industries Inc	17,457	2,131,150

		5,323,316

Communications - 16.8%

Alphabet Inc ‘A’ *	1,280	1,875,968
Charter Communications Inc ‘A’ *	9,608	5,998,659
Comcast Corp ‘A’	121,987	5,643,118
DISH Network Corp ‘A’ *	130,702	3,794,279
Motorola Solutions Inc	19,344	3,033,333
T-Mobile US Inc *	28,797	3,293,225

		23,638,582

Consumer, Cyclical - 2.5%

The Home Depot Inc	12,862	3,571,906

Consumer, Non-Cyclical - 16.9%

AmerisourceBergen Corp	20,087	1,946,832
Amgen Inc	9,483	2,410,199
Anthem Inc	8,799	2,363,323
CVS Health Corp	27,193	1,588,071
Johnson & Johnson	21,919	3,263,301
Keurig Dr Pepper Inc	63,096	1,741,450
Merck & Co Inc	21,813	1,809,388
Novartis AG ADR (Switzerland)	14,863	1,292,486
PepsiCo Inc	12,286	1,702,840
Pfizer Inc	41,008	1,504,994
Reynolds Consumer Products Inc	66,934	2,049,519
UnitedHealth Group Inc	6,892	2,148,719

		23,821,122

Energy - 3.9%

Chevron Corp	25,002	1,800,144
ConocoPhillips	37,417	1,228,774
Enterprise Products Partners LP	84,107	1,328,049
Suncor Energy Inc (Canada)	91,120	1,114,398

		5,471,365

Financial - 21.7%

American Express Co	28,932	2,900,433
American Tower Corp REIT	18,656	4,509,715
Bank of America Corp	212,108	5,109,682
Berkshire Hathaway Inc ‘B’ *	11,058	2,354,690
JPMorgan Chase & Co	53,408	5,141,588
Marsh & McLennan Cos Inc	21,624	2,480,273
The Bank of New York Mellon Corp	30,532	1,048,469
The Charles Schwab Corp	41,938	1,519,414
The Progressive Corp	24,587	2,327,651
The Travelers Cos Inc	16,053	1,736,774
US Bancorp	39,926	1,431,347

		30,560,036

	Shares	Value
Industrial - 21.1%

Deere & Co	18,365	$4,070,235
Honeywell International Inc	25,197	4,147,678
Illinois Tool Works Inc	14,583	2,817,582
Martin Marietta Materials Inc	6,681	1,572,440
Northrop Grumman Corp	7,115	2,244,711
Otis Worldwide Corp	27,662	1,726,662
Raytheon Technologies Corp	52,453	3,018,146
TE Connectivity Ltd	43,545	4,256,088
United Parcel Service Inc ‘B’	23,957	3,991,955
Vertiv Holdings Co *	106,652	1,847,213

		29,692,710

Technology - 5.5%

Apple Inc	14,055	1,627,709
Lam Research Corp	7,449	2,471,206
Microsoft Corp	9,570	2,012,858
Oracle Corp	28,567	1,705,450

		7,817,223

Utilities - 5.2%

Edison International	63,251	3,215,681
Sempra Energy	34,331	4,063,417

		7,279,098

Total Common Stocks (Cost $77,880,174)		137,175,358

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund – 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	3,821,110	3,821,110

Total Short-Term Investment (Cost $3,821,110)		3,821,110

TOTAL INVESTMENTS - 100.1% (Cost $81,701,284)		140,996,468

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(184,725)

NET ASSETS - 100.0%		$140,811,743

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.7%
Industrial	21.1%
Consumer, Non-Cyclical	16.9%
Communications	16.8%
Technology	5.5%
Utilities	5.2%
Energy	3.9%
Basic Materials	3.8%
Others (each less than 3.0%)	5.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$137,175,358	$137,175,358	$—	$—
	Short-Term Investment	3,821,110	3,821,110	—	—

	Total	$140,996,468	$140,996,468	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.7%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa)
4.125% due 04/15/21 ~	$1,600,000	$1,625,115
5.375% due 04/01/25 ~	2,500,000	2,876,087
DuPont de Nemours Inc 1.390% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	5,069,525
Glencore Funding LLC (Australia) 3.000% due 10/27/22 ~	1,600,000	1,657,336
Nutrition & Biosciences Inc 0.697% due 09/15/22 ~	500,000	500,932

		11,728,995

Communications - 1.8%

AT&T Inc 1.429% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,893,332
eBay Inc
1.138% (USD LIBOR + 0.870%) due 01/30/23 §	350,000	353,757
1.900% due 03/11/25	2,500,000	2,605,329
3.800% due 03/09/22	3,060,000	3,200,698
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,493,750	2,525,583
Verizon Communications Inc 1.237% (USD LIBOR + 1.000%) due 03/16/22 §	2,000,000	2,023,244

		18,601,943

Consumer, Cyclical - 3.8%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	2,000,000	2,066,235
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	3,600,000	3,622,262
3.750% due 11/05/21 ~	1,500,000	1,550,659
Ford Motor Credit Co LLC
1.331% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,033,054
3.087% due 01/09/23	1,000,000	981,980
3.336% due 03/18/21	2,000,000	2,003,600
General Motors Financial Co Inc
1.530% (USD LIBOR + 1.310%) due 06/30/22 §	5,700,000	5,683,993
4.200% due 03/01/21	3,000,000	3,036,810
Hasbro Inc 3.150% due 05/15/21	1,520,000	1,536,584
Marriott International Inc 0.898% (USD LIBOR + 0.650%) due 03/08/21 §	3,000,000	2,988,019
Nissan Motor Acceptance Corp
0.857% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,476,917
0.874% (USD LIBOR + 0.650%) due 07/13/22 § ~	1,700,000	1,661,566
Toyota Motor Credit Corp 2.900% due 03/30/23	3,000,000	3,184,657
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	5,000,000	5,019,366

		38,845,702

Consumer, Non-Cyclical - 7.3%

AbbVie Inc 2.150% due 11/19/21 ~	6,100,000	6,215,575
Anthem Inc 2.375% due 01/15/25	1,200,000	1,276,052

	Principal Amount	Value
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	$2,500,000	$2,592,092
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	3,200,000	3,355,078
Bayer US Finance II LLC (Germany)
1.260% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	2,019,519
3.500% due 06/25/21 ~	1,750,000	1,785,325
Bristol Myers Squibb Co 2.900% due 07/26/24	2,000,000	2,170,253
Campbell Soup Co 0.880% (USD LIBOR + 0.630%) due 03/15/21 §	585,000	586,113
Cargill Inc 1.375% due 07/23/23 ~	1,000,000	1,023,238
Cigna Corp 1.165% (USD LIBOR + 0.890%) due 07/15/23 §	8,678,000	8,772,457
Constellation Brands Inc 0.980% (USD LIBOR + 0.700%) due 11/15/21 §	2,500,000	2,500,185
General Mills Inc 1.283% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,141,611
Gilead Sciences Inc 0.750% due 09/29/23	3,750,000	3,758,189
GlaxoSmithKline Capital PLC (United Kingdom) due 10/01/23 #	4,150,000	4,154,305
Kellogg Co 2.650% due 12/01/23	1,500,000	1,591,435
Mondelez International Inc 2.125% due 04/13/23	1,650,000	1,713,516
PayPal Holdings Inc
1.350% due 06/01/23	1,750,000	1,788,565
2.200% due 09/26/22	7,500,000	7,756,300
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	2,031,855
Royalty Pharma PLC 0.750% due 09/02/23 ~	1,950,000	1,946,076
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,500,000	2,527,790
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	1,000,000	1,046,533
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,576,395
Upjohn Inc 1.125% due 06/22/22 ~	2,050,000	2,066,854

		74,395,311

Energy - 2.1%

Energy Transfer Operating LP
3.600% due 02/01/23	3,400,000	3,495,421
4.250% due 03/15/23	1,519,000	1,581,277
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,109,161
Kinder Morgan Inc 5.625% due 11/15/23 ~	915,000	1,031,871
Midwest Connector Capital Co LLC 3.625% due 04/01/22 ~	1,250,000	1,259,769
MPLX LP 3.375% due 03/15/23	1,500,000	1,581,534
3.500% due 12/01/22	1,606,000	1,683,920
Valero Energy Corp
1.200% due 03/15/24	4,170,000	4,155,802
1.403% (USD LIBOR + 1.150%) due 09/15/23 §	5,000,000	4,985,011

		21,883,766

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Financial - 25.5%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	$960,000	$972,353
AIG Global Funding 0.685% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,005,500
Air Lease Corp
2.625% due 07/01/22	1,500,000	1,518,656
3.500% due 01/15/22	2,650,000	2,719,070
American Express Co 0.901% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,032,620
Banco Santander SA (Spain) 2.706% due 06/27/24	2,900,000	3,072,543
2.746% due 05/28/25	1,250,000	1,315,551
Bank of America Corp 1.432% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,425,035
2.503% due 10/21/22	600,000	612,833
Canadian Imperial Bank of Commerce (Canada) 0.881% (SOFR + 0.800%) due 03/17/23 §	1,200,000	1,209,475
Capital One Financial Corp 2.600% due 05/11/23	2,800,000	2,931,872
3.450% due 04/30/21	2,500,000	2,540,298
Capital One NA 2.150% due 09/06/22	2,000,000	2,056,332
Citibank NA 3.165% due 02/19/22	6,000,000	6,065,173
Citigroup Inc 1.205% (USD LIBOR + 0.960%) due 04/25/22 §	2,000,000	2,019,894
2.312% due 11/04/22	1,500,000	1,529,763
Citizens Bank NA 1.168% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,044,175
Cooperatieve Rabobank UA (Netherlands) 1.093% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,532,253
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	1,750,000	1,769,296
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,109,014
Fifth Third Bank NA 1.800% due 01/30/23	5,000,000	5,146,353
Intercontinental Exchange Inc 0.700% due 06/15/23	1,000,000	1,003,738
0.903% (USD LIBOR + 0.650%) due 06/15/23 §	1,250,000	1,254,027
3.450% due 09/21/23	2,200,000	2,382,054
Jackson National Life Global Funding 2.500% due 06/27/22 ~	1,850,000	1,912,242
3.300% due 02/01/22 ~	2,650,000	2,751,123
JPMorgan Chase & Co 1.145% (USD LIBOR + 0.900%) due 04/25/23 §	2,000,000	2,016,959
1.146% (USD LIBOR + 0.890%) due 07/23/24 §	1,000,000	1,008,767
2.972% due 01/15/23	2,500,000	2,581,111
3.250% due 09/23/22	1,200,000	1,269,002
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,166,353
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,186,997
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	2,350,000	2,351,737
0.981% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,328,832

	Principal Amount	Value
1.035% (USD LIBOR + 0.790%) due 07/25/22 §	$4,000,000	$4,031,876
2.623% due 07/18/22	1,050,000	1,089,002
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	6,006,936
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	3,025,339
Morgan Stanley 0.912% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,506,354
1.664% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,524,876
5.750% due 01/25/21	3,458,000	3,517,399
New York Life Global Funding 0.664% (USD LIBOR + 0.440%) due 07/12/22 § ~	2,000,000	2,011,314
0.770% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,013,109
3.250% due 08/06/21 ~	1,500,000	1,538,508
PNC Bank NA 0.581% (USD LIBOR + 0.325%) due 02/24/23 §	3,350,000	3,354,419
0.708% (USD LIBOR + 0.450%) due 07/22/22 §	1,900,000	1,905,567
Protective Life Global Funding 0.753% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,009,360
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,150,626
Royal Bank of Canada (Canada) 0.894% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,041,323
3.700% due 10/05/23	400,000	437,177
Skandinaviska Enskilda Banken AB (Sweden)
0.550% due 09/01/23 ~	5,000,000	5,006,925
0.566% (USD LIBOR + 0.320%) due 09/01/23 § ~	6,500,000	6,501,742
State Street Corp 2.825% due 03/30/23 ~	2,000,000	2,070,388
Sumitomo Mitsui Financial Group Inc (Japan)
1.013% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,145,158
1.071% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,565,032
1.132% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,045,347
2.784% due 07/12/22	2,500,000	2,599,245
Synchrony Bank 3.650% due 05/24/21	1,000,000	1,015,206
The Bank of New York Mellon Corp 2.100% due 10/24/24	3,000,000	3,178,758
The Goldman Sachs Group Inc 1.006% (USD LIBOR + 0.750%) due 02/23/23 §	7,089,000	7,116,160
3.625% due 02/20/24	2,300,000	2,500,993
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	5,000,000	5,031,989
0.912% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,118,442
Truist Bank 0.813% (SOFR + 0.730%) due 03/09/23 §	2,250,000	2,268,756
0.841% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,021,615
0.870% (USD LIBOR + 0.590%) due 05/17/22 §	10,000,000	10,067,257
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,250,000	2,291,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	$1,500,000	$1,504,326
2.650% due 02/01/22 ~	2,500,000	2,572,363
US Bank NA 0.696% (USD LIBOR + 0.440%) due 05/23/22 §	10,000,000	10,049,709
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,724,904
Wells Fargo & Co
1.374% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,876,136
1.654% due 06/02/24	3,750,000	3,821,419
2.625% due 07/22/22	7,000,000	7,265,339
Westpac Banking Corp (Australia)
0.943% (USD LIBOR + 0.710%) due 06/28/22 §	2,750,000	2,777,172
1.000% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,771,178
3.650% due 05/15/23	3,251,000	3,518,452

		259,429,741

Industrial - 2.1%

Carrier Global Corp 1.923% due 02/15/23 ~	4,800,000	4,941,205
John Deere Capital Corp
0.648% (USD LIBOR + 0.400%) due 06/07/21 §	3,000,000	3,006,329
0.739% (USD LIBOR + 0.490%) due 06/13/22 §	3,000,000	3,017,092
Otis Worldwide Corp
0.684% (USD LIBOR + 0.450%) due 04/05/23 §	1,400,000	1,400,956
2.056% due 04/05/25	2,000,000	2,103,840
Roper Technologies Inc 0.450% due 08/15/22	1,400,000	1,400,137
Ryder System Inc 2.500% due 09/01/24	2,000,000	2,103,924
The Boeing Co 4.508% due 05/01/23	3,000,000	3,160,863

		21,134,346

Technology - 2.1%

Apple Inc 0.750% due 05/11/23	2,450,000	2,473,363
Broadcom Inc 3.125% due 10/15/22	6,000,000	6,281,298
Hewlett Packard Enterprise Co
0.929% (USD LIBOR + 0.680%) due 03/12/21 §	2,145,000	2,149,473
0.954% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,100,304
Infor Inc 1.450% due 07/15/23 ~	1,000,000	1,014,368
Intuit Inc 0.650% due 07/15/23	1,700,000	1,710,559
Oracle Corp 2.500% due 04/01/25	2,450,000	2,629,153
VMware Inc 4.500% due 05/15/25	2,350,000	2,661,560

		21,020,078

Utilities - 2.9%

American Electric Power Co Inc 3.650% due 12/01/21	1,250,000	1,294,969
Consolidated Edison Co of New York Inc 0.625% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	3,007,338
Dominion Energy Inc
0.776% (USD LIBOR + 0.530%) due 09/15/23 §	1,450,000	1,452,532
2.715% due 08/15/21	1,000,000	1,018,737

	Principal Amount	Value
DTE Energy Co 1.050% due 06/01/25	$1,000,000	$1,002,984
Edison International 4.950% due 04/15/25	1,500,000	1,644,887
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,580,552
Evergy Inc 2.450% due 09/15/24	4,176,000	4,426,518
Florida Power & Light Co 0.641% (USD LIBOR + 0.380%) due 07/28/23 §	1,950,000	1,951,516
NiSource Inc 0.950% due 08/15/25	800,000	800,329
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,932,071
Pacific Gas and Electric Co 1.750% due 06/16/22	4,500,000	4,505,451
Public Service Enterprise Group Inc 0.800% due 08/15/25	2,800,000	2,785,511
Xcel Energy Inc 0.500% due 10/15/23	650,000	649,784

		29,053,179

Total Corporate Bonds & Notes (Cost $486,880,604)		496,093,061

ASSET-BACKED SECURITIES - 6.6%

AIMCO CLO (Cayman) 1.125% (USD LIBOR + 0.850%) due 01/15/28 § ~	807,895	804,501
Ally Auto Receivables Trust
1.750% due 12/15/21	121,428	121,532
1.930% due 10/17/22	3,259,222	3,273,542
2.060% due 10/17/22	786,595	789,916
2.850% due 03/15/22	136,287	136,429
AmeriCredit Automobile Receivables Trust
0.450% (USD LIBOR + 0.300%) due 01/18/23 §	1,065,609	1,066,709
0.600% due 12/18/23	2,050,000	2,054,195
2.040% due 07/18/22	102,192	102,295
2.240% due 06/19/23	4,548,003	4,565,802
2.930% due 06/20/22	352,094	352,816
BMW Vehicle Owner Trust 0.390% due 02/27/23	2,250,000	2,251,517
Carmax Auto Owner Trust 3.020% due 07/15/22	259,048	259,636
CNH Equipment Trust 2.960% due 05/16/22	744,931	746,468
Ford Credit Auto Owner Trust 0.392% (USD LIBOR + 0.240%) due 02/15/22 §	408,836	408,947
0.500% due 02/15/23	5,600,000	5,608,240
1.030% due 10/15/22	1,351,946	1,356,400
1.880% due 07/15/22	2,707,328	2,722,175
2.780% due 02/15/22	731,721	734,300
GM Financial Consumer Automobile Receivables Trust
0.382% (USD LIBOR + 0.230%) due 08/16/22 §	1,836,032	1,836,360
1.500% due 03/16/23	1,889,562	1,901,590
1.830% due 01/17/23	343,626	345,472
Honda Auto Receivables Owner Trust 0.740% due 11/15/22	1,000,000	1,002,840
Hyundai Auto Receivables Trust 1.930% due 07/15/22	1,474,027	1,483,843
John Deere Owner Trust 0.410% due 03/15/23	1,000,000	1,001,023

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust 2.040% due 06/15/22	$1,893,488	$1,907,038
Navient Private Education Refi Loan Trust
0.502% (USD LIBOR + 0.350%) due 11/15/68 § ~	485,086	484,108
0.552% (USD LIBOR + 0.400%) due 12/15/59 § ~	2,017,384	2,015,273
1.800% due 01/15/69 ~	3,959,304	3,978,177
2.180% due 08/15/68 ~	807,620	810,587
Navient Student Loan Trust 0.478% (USD LIBOR + 0.330%) due 12/27/67 § ~	228,672	228,726
0.552% (USD LIBOR + 0.400%) due 12/15/59 § ~	257,966	257,726
Nelnet Student Loan Trust 0.366% (USD LIBOR + 0.110%) due 08/23/27 §	187,843	187,644
0.625% (USD LIBOR + 0.380%) due 04/25/31 § ~	224,160	223,517
Nissan Auto Receivables Owner Trust 0.978% due 04/15/21	110,680	110,712
1.450% due 12/15/22	2,000,000	2,013,023
2.820% due 01/18/22	603,958	605,358
3.070% due 10/15/21	26,133	26,162
Santander Drive Auto Receivables Trust 0.460% due 09/15/23	3,000,000	3,002,383
2.280% due 02/15/22	96,662	96,732
SLC Student Loan Trust 0.350% (USD LIBOR + 0.100%) due 09/15/26 §	391,020	390,901
SLM Student Loan Trust 0.335% (USD LIBOR + 0.090%) due 01/26/26 §	759,974	758,558
SMB Private Education Loan Trust 0.502% (USD LIBOR + 0.350%) due 07/15/26 § ~	1,743,303	1,744,985
2.490% due 06/15/27 ~	4,168,178	4,217,367
Toyota Auto Receivables Owner Trust 0.360% due 02/15/23	1,500,000	1,501,029
1.141% due 05/17/21	217,423	217,507
1.380% due 12/15/22	3,500,000	3,522,397
2.590% due 02/15/22	3,148,138	3,162,548
2.830% due 10/15/21	476,836	477,894
2.980% due 08/15/21	54,502	54,565
Verizon Owner Trust 2.060% due 04/20/22 ~	437,891	439,176

Total Asset-Backed Securities (Cost $67,170,958)		67,360,641

U.S. TREASURY OBLIGATIONS - 30.2%

U.S. Treasury Notes - 30.2%

0.125% due 05/31/22	15,000,000	14,997,656
0.500% due 03/15/23	5,000,000	5,043,750
1.125% due 02/28/22	15,000,000	15,210,352
1.375% due 01/31/22 ‡	27,000,000	27,446,133
1.500% due 01/15/23 ‡	30,000,000	30,931,641
1.625% due 06/30/21	18,000,000	18,198,232
1.750% due 03/31/22 ‡	20,000,000	20,482,812

	Principal Amount	Value
1.750% due 07/15/22	$10,000,000	$10,288,672
1.750% due 06/30/24 ‡	10,000,000	10,580,859
1.750% due 07/31/24	10,000,000	10,591,797
2.000% due 01/15/21	10,000,000	10,053,416
2.000% due 07/31/22	10,000,000	10,341,016
2.250% due 03/31/21	15,000,000	15,158,370
2.500% due 12/31/20	20,000,000	20,118,134
2.625% due 02/28/23	2,100,000	2,225,590
2.750% due 11/30/20	55,500,000	55,740,983
2.875% due 11/15/21	29,000,000	29,883,594

		307,293,007

Total U.S. Treasury Obligations (Cost $301,451,007)		307,293,007

	Shares
SHORT-TERM INVESTMENTS - 6.4%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	30,149,984	30,149,984

	Principal Amount
U.S. Treasury Bills - 3.4%

0.101% due 05/20/21	$35,000,000	34,977,542

Total Short-Term Investments (Cost $65,112,046)		65,127,526

TOTAL INVESTMENTS - 91.9% (Cost $920,614,615)		935,874,235

DERIVATIVES - 9.0%		91,746,145

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(9,643,792)

NET ASSETS - 100.0%		$1,017,976,588

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	48.7%
U.S. Treasury Obligations	30.2%
Asset-Backed Securities	6.6%
Short-Term Investments	6.4%

	91.9%
Derivatives	9.0%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	As of September 30, 2020, investments with a total aggregate value of $3,699,255 were fully or partially segregated with the broker(s)/custodian as collateral for open swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2020 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	12/20	77	$14,292,378	$14,290,430	$1,948

(d)	Swap agreements outstanding as of September 30, 2020 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	$39,326,460	$11,747,110	$—	$11,747,110
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	44,898,775	(4,286,303)	—	(4,286,303)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.190%	Z	BRC	01/14/21	18,019,431	3,181,832	—	3,181,832
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.180%	Z	BRC	01/14/21	25,364,802	(2,679,225)	—	(2,679,225)
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	01/14/21	31,282,446	(1,543,981)	—	(1,543,981)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.030%	Z	BRC	03/23/21	13,202,035	8,259,338	—	8,259,338
Russell 1000 Value Index	3-Month USD-LIBOR + 0.030%	Z	BRC	03/23/21	14,889,803	5,210,922	—	5,210,922
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.010%	Z	BRC	03/23/21	6,879,292	3,081,612	—	3,081,612
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.350%	Z	CIT	03/23/21	4,986,834	3,103,414	—	3,103,414
MSCI EAFE Index	3-Month USD-LIBOR - 0.060%	Z	GSC	03/23/21	21,857,125	6,726,873	—	6,726,873
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.010%	Z	JPM	03/23/21	48,124,753	24,334,813	—	24,334,813
Russell 1000 Value Index	3-Month USD-LIBOR + 0.010%	Z	JPM	03/23/21	54,727,530	11,507,811	—	11,507,811
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.050%	Z	SGN	03/23/21	18,050,024	8,651,523	—	8,651,523
Russell Mid-Cap Value Index	3-Month USD-LIBOR - 0.050%	Z	SGN	03/23/21	24,721,778	6,894,080	—	6,894,080
Russell 1000 Value Index	3-Month USD-LIBOR + 0.110%	Z	BRC	06/17/21	115,674,346	(2,927,294)	—	(2,927,294)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.070%	Z	BRC	06/17/21	12,690,782	1,004,497	—	1,004,497
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.080%	Z	BRC	06/17/21	98,673,875	(1,892,765)	—	(1,892,765)
MSCI EAFE Index	3-Month USD-LIBOR - 0.100%	Z	CIT	06/17/21	22,007,505	179,863	—	179,863
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.110%	Z	SGN	06/17/21	98,736,949	13,172,631	—	13,172,631
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	45,253,545	(25,233)	—	(25,233)
Russell 1000 Value Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	91,418,907	(1,725,385)	—	(1,725,385)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.130%	Z	BOA	10/15/21	46,023,210	889,343	—	889,343
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	BRC	10/15/21	45,296,715	(1,319,152)	—	(1,319,152)

						$91,546,324	$—	$91,546,324

Total Return Swaps – Short
Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.040%	Z	BRC	10/15/21	$8,670,370	$197,873	$—	$197,873

Total Swap Agreements						$91,744,197	$—	$91,744,197

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$—	$108,143,535
Liabilities	—	(16,399,338)

	$—	$91,744,197

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$496,093,061	$—	$496,093,061	$—
	Asset-Backed Securities	67,360,641	—	67,360,641	—
	U.S. Treasury Obligations	307,293,007	—	307,293,007	—
	Short-Term Investments	65,127,526	30,149,984	34,977,542	—
	Derivatives:
	Equity Contracts
	Futures	1,948	1,948	—	—
	Swaps	108,143,535	—	108,143,535	—

	Total Equity Contracts	108,145,483	1,948	108,143,535	—

	Total Assets - Derivatives	108,145,483	1,948	108,143,535	—

	Total Assets	1,044,019,718	30,151,932	1,013,867,786	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(16,399,338)	—	(16,399,338)	—

	Total Liabilities - Derivatives	(16,399,338)	—	(16,399,338)	—

	Total	$1,027,620,380	$30,151,932	$997,468,448	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND (Formerly named PF Developing Growth Fund)

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Basic Materials - 3.3%

Axalta Coating Systems Ltd *	13,828	$306,567
Ferro Corp *	19,016	235,798
Ingevity Corp *	6,108	301,980
RPM International Inc	1,750	144,970

		989,315

Communications - 5.9%

MakeMyTrip Ltd (India) *	9,484	145,674
Open Lending Corp ‘A’ *	12,039	306,995
Proofpoint Inc *	3,049	321,822
Q2 Holdings Inc *	5,488	500,835
Stamps.com Inc *	1,095	263,840
Zendesk Inc *	2,347	241,553

		1,780,719

Consumer, Cyclical - 7.0%

DraftKings Inc ‘A’ *	2,107	123,976
Malibu Boats Inc ‘A’ *	5,249	260,140
Manchester United PLC ‘A’ (United Kingdom)	21,842	317,583
Ollie’s Bargain Outlet Holdings Inc *	2,771	242,047
Penn National Gaming Inc *	2,641	192,001
Planet Fitness Inc ‘A’ *	2,443	150,537
Skechers USA Inc ‘A’ *	12,608	381,014
Thule Group AB (Sweden) * ~	5,007	165,228
Visteon Corp *	2,368	163,913
Vroom Inc *	2,215	114,693

		2,111,132

Consumer, Non-Cyclical - 31.5%

10X Genomics Inc ‘A’ *	841	104,856
Accolade Inc *	3,257	126,600
Acutus Medical Inc *	4,283	127,633
Adaptive Biotechnologies Corp *	5,760	280,109
Allovir Inc *	5,621	154,578
American Well Corp ‘A’ *	9,516	282,054
Amicus Therapeutics Inc *	17,483	246,860
Annexon Inc *	7,773	234,978
Avalara Inc *	1,748	222,590
Berkeley Lights Inc *	1,348	102,933
Bio-Techne Corp	709	175,641
Bioxcel Therapeutics Inc *	2,636	114,297
Bluebird Bio Inc *	3,126	168,648
Boyd Group Services Inc (Canada)	1,412	218,096
Bridgebio Pharma Inc *	3,772	141,525
Bright Horizons Family Solutions Inc *	1,008	153,256
Charles River Laboratories International Inc *	1,589	359,829
Collegium Pharmaceutical Inc *	5,183	107,910
Evo Payments Inc ‘A’ *	8,394	208,591
Grocery Outlet Holding Corp *	10,970	431,340
Guardant Health Inc *	2,242	250,611
GW Pharmaceuticals PLC ADR (United Kingdom) *	2,237	217,772
Harmony Biosciences Holdings Inc *	3,013	102,141
HealthEquity Inc *	1,799	92,415
ICON PLC (Ireland) *	1,332	254,532
Inspire Medical Systems Inc *	967	124,791
iRhythm Technologies Inc *	1,029	245,015
Laird Superfood Inc *	1,789	82,061
Merit Medical Systems Inc *	5,668	246,558
MorphoSys AG ADR (Germany) *	4,978	156,259
Neurocrine Biosciences Inc *	1,039	99,910
Nevro Corp *	1,243	173,150
Nuvei Corp (Canada) *	10,790	455,554
Optinose Inc *	16,270	63,453
Orchard Therapeutics PLC ADR (United Kingdom) *	4,584	18,840
OrthoPediatrics Corp *	5,032	231,070
Paylocity Holding Corp *	1,499	241,969

	Shares	Value
PRA Health Sciences Inc *	6,343	$643,434
Prelude Therapeutics Inc *	4,754	143,238
Quidel Corp *	884	193,932
Ritchie Bros Auctioneers Inc (Canada)	3,518	208,442
Silk Road Medical Inc *	3,188	214,266
SpringWorks Therapeutics Inc *	4,406	210,034
STERIS PLC	868	152,933
Tricida Inc *	3,353	30,378
TriNet Group Inc *	4,970	294,820
Turning Point Therapeutics Inc *	1,114	97,319
Twist Bioscience Corp *	3,390	257,538

		9,464,759

Diversified - 0.5%

CF Finance Acquisition Corp * Ω ±	15,587	151,004

Financial - 12.4%

Bank OZK	4,580	97,646
Big Yellow Group PLC REIT (United Kingdom)	17,868	239,509
CoreSite Realty Corp REIT	3,868	459,828
Focus Financial Partners Inc ‘A’ *	8,076	264,812
GoHealth Inc ‘A’ *	14,664	190,999
Hamilton Lane Inc ‘A’	3,150	203,458
Industrial Logistics Properties Trust REIT	12,927	282,713
Prosperity Bancshares Inc	3,750	194,363
QTS Realty Trust Inc ‘A’ REIT	10,108	637,006
Selectquote Inc *	8,369	169,472
STAG Industrial Inc REIT	14,640	446,374
StepStone Group Inc ‘A’ *	3,635	96,727
TMX Group Ltd (Canada)	2,818	289,810
WisdomTree Investments Inc	47,644	152,461

		3,725,178

Industrial - 14.6%

Advanced Energy Industries Inc *	4,957	311,993
CryoPort Inc *	5,327	252,500
Generac Holdings Inc *	2,255	436,658
Gerresheimer AG (Germany)	3,878	433,991
GFL Environmental Inc (Canada)	14,039	298,469
Knight-Swift Transportation Holdings Inc	5,625	228,937
Kratos Defense & Security Solutions Inc *	22,306	430,060
Littelfuse Inc	1,221	216,532
PerkinElmer Inc	1,265	158,770
Schneider National Inc ‘B’	12,619	312,068
Sensata Technologies Holding PLC *	5,955	256,899
StealthGas Inc (Greece) *	14,377	42,700
Summit Materials Inc ‘A’ *	25,391	419,967
The AZEK Co Inc *	10,037	349,388
Trex Co Inc *	3,417	244,657

		4,393,589

Technology - 21.6%

8x8 Inc *	22,022	342,442
Asana Inc ‘A’ *	4,048	116,582
Box Inc ‘A’ *	25,433	441,517
CACI International Inc ‘A’ *	2,550	543,558
Clarivate PLC (United Kingdom) *	7,366	228,272
Corsair Gaming Inc *	14,299	287,410
Everbridge Inc *	3,267	410,760
ExlService Holdings Inc *	5,058	333,676
Five9 Inc *	1,970	255,470
Health Catalyst Inc *	6,299	230,543
JFrog Ltd (Israel) *	637	53,922
Monolithic Power Systems Inc	547	152,947
Outset Medical Inc *	2,281	114,050
PagerDuty Inc *	19,240	521,597
Ping Identity Holding Corp *	14,463	451,390
Rapid7 Inc *	10,571	647,368
RealPage Inc *	4,704	271,139
Schrodinger Inc *	1,274	60,528
Silicon Laboratories Inc *	2,147	210,084
Vertex Inc ‘A’ *	13,096	301,208
WNS Holdings Ltd ADR (India) *	8,015	512,639

		6,487,102

Total Common Stocks (Cost $25,028,484)		29,102,798

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	677,581	$677,581

Total Short-Term Investment (Cost $677,581)		677,581

TOTAL INVESTMENTS - 99.1% (Cost $25,706,065)		29,780,379

OTHER ASSETS & LIABILITIES, NET - 0.9%		285,582

NET ASSETS - 100.0%		$30,065,961

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	31.5%
Technology	21.6%
Industrial	14.6%
Financial	12.4%
Consumer, Cyclical	7.0%
Communications	5.9%
Basic Materials	3.3%
Others (each less than 3.0%)	2.8%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)

An Investment with a value of $151,004 or 0.5% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$989,315	$989,315	$—	$—
	Communications	1,780,719	1,780,719	—	—
	Consumer, Cyclical	2,111,132	1,945,904	165,228	—
	Consumer, Non-Cyclical	9,464,759	9,464,759	—	—
	Diversified	151,004	—	—	151,004
	Financial	3,725,178	3,485,669	239,509	—
	Industrial	4,393,589	4,393,589	—	—
	Technology	6,487,102	6,487,102	—	—

	Total Common Stocks	29,102,798	28,547,057	404,737	151,004

	Short-Term Investment	677,581	677,581	—	—

	Total	$29,780,379	$29,224,638	$404,737	$151,004

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 3.7%

AdvanSix Inc *	7,188	$92,581
Carpenter Technology Corp	25,709	466,876
GCP Applied Technologies Inc *	18,979	397,610
Orion Engineered Carbons SA (Germany)	73,691	921,874
Schnitzer Steel Industries Inc ‘A’	32,140	618,052

		2,496,993

Communications - 2.6%

A10 Networks Inc *	51,306	326,819
Casa Systems Inc *	107,615	433,689
Criteo SA ADR (France) *	59,948	730,766
Houghton Mifflin Harcourt Co *	129,434	223,921

		1,715,195

Consumer, Cyclical - 24.9%

Blue Bird Corp *	51,390	624,902
Callaway Golf Co	48,974	937,362
Citi Trends Inc	34,524	862,410
Cooper Tire & Rubber Co	21,071	667,951
Crocs Inc *	15,621	667,485
Dana Inc	82,730	1,019,234
El Pollo Loco Holdings Inc *	55,893	905,467
Foot Locker Inc	22,310	736,899
Hilton Grand Vacations Inc *	9,437	197,988
KB Home	31,700	1,216,963
Knoll Inc	38,874	468,820
Malibu Boats Inc ‘A’ *	14,419	714,606
Oxford Industries Inc	19,123	771,804
Papa John’s International Inc	10,246	843,041
Regis Corp *	74,250	455,895
REV Group Inc	75,720	597,431
Ruth’s Hospitality Group Inc	86,668	958,548
Skechers U.S.A. Inc ‘A’ *	18,009	544,232
SkyWest Inc	29,209	872,181
Taylor Morrison Home Corp *	36,118	888,142
The Shyft Group Inc	49,921	942,508
Williams-Sonoma Inc	9,200	832,048

		16,725,917

Consumer, Non-Cyclical - 7.5%

Herc Holdings Inc *	18,120	717,733
ICON PLC (Ireland) *	3,912	747,544
Molina Healthcare Inc *	4,437	812,148
Nomad Foods Ltd (United Kingdom) *	37,974	967,578
Primo Water Corp	61,568	874,266
The Hain Celestial Group Inc *	27,079	928,810

		5,048,079

Energy - 2.1%

Dril-Quip Inc *	23,940	592,754
Helix Energy Solutions Group Inc *	177,970	428,908
MRC Global Inc *	94,636	405,042

		1,426,704

Financial - 33.2%

1st Source Corp	17,002	524,342
Armada Hoffler Properties Inc REIT	39,952	369,955
Associated Banc-Corp	38,772	489,303
Bank of Marin Bancorp	17,298	500,950
BankUnited Inc	47,738	1,045,940
Carter Bank & Trust	27,004	179,577
City Office REIT Inc	51,254	385,430
Cousins Properties Inc REIT	24,216	692,335
Essent Group Ltd	20,054	742,199

	Shares	Value
First American Financial Corp	10,189	$518,722
First Horizon National Corp	60,012	565,913
HarborOne Bancorp Inc	93,742	756,498
Heritage Financial Corp	35,050	644,569
Independence Realty Trust Inc REIT	76,696	888,907
Independent Bank Group Inc	17,849	788,569
Moelis & Co ‘A’	27,044	950,326
National Storage Affiliates Trust REIT	19,956	652,761
Pacific Premier Bancorp Inc	29,839	600,957
Physicians Realty Trust REIT	48,191	863,101
RLJ Lodging Trust REIT	57,720	499,855
Sandy Spring Bancorp Inc	23,633	545,450
Selective Insurance Group Inc	14,715	757,675
STAG Industrial Inc REIT	33,692	1,027,269
State Auto Financial Corp	15,227	209,523
Sterling Bancorp	55,103	579,684
Stifel Financial Corp	17,130	866,093
Synovus Financial Corp	40,530	858,020
Texas Capital Bancshares Inc *	22,366	696,254
The Hanover Insurance Group Inc	8,280	771,530
TriCo Bancshares	26,769	655,573
Umpqua Holdings Corp	55,430	588,667
Webster Financial Corp	31,793	839,653
WSFS Financial Corp	30,227	815,222
Zions Bancorp NA	14,238	416,034

		22,286,856

Industrial - 16.3%

AAR Corp	31,307	588,572
Belden Inc	24,104	750,116
Cactus Inc ‘A’	36,390	698,324
EnerSys	12,923	867,392
GATX Corp	15,270	973,463
Graphic Packaging Holding Co	52,830	744,375
Hillenbrand Inc	24,381	691,445
Kennametal Inc	38,248	1,106,897
Masonite International Corp *	9,028	888,355
Primoris Services Corp	48,144	868,518
Regal Beloit Corp	13,325	1,250,818
Terex Corp	36,987	716,068
Trinseo SA	20,519	526,107
Vishay Intertechnology Inc	17,467	271,961

		10,942,411

Technology - 5.4%

CommVault Systems Inc *	17,539	715,591
CSG Systems International Inc	8,842	362,080
Kulicke & Soffa Industries Inc (Singapore)	21,410	479,584
MagnaChip Semiconductor Corp (South Korea) *	45,502	623,377
NCR Corp *	23,113	511,722
NetScout Systems Inc *	21,096	460,526
Unisys Corp *	42,230	450,594

		3,603,474

Utilities - 2.8%

Black Hills Corp	4,392	234,928
PNM Resources Inc	17,652	729,557
Southwest Gas Holdings Inc	14,070	887,817

		1,852,302

Total Common Stocks (Cost $67,040,403)		66,097,931

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	322,458	$322,458

Total Short-Term Investment (Cost $322,458)		322,458

TOTAL INVESTMENTS - 99.0% (Cost $67,362,861)		66,420,389

OTHER ASSETS & LIABILITIES, NET - 1.0%		654,411

NET ASSETS - 100.0%		$67,074,800

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.2%
Consumer, Cyclical	24.9%
Industrial	16.3%
Consumer, Non-Cyclical	7.5%
Technology	5.4%
Basic Materials	3.7%
Others (each less than 3.0%)	8.0%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$66,097,931	$66,097,931	$—	$—
	Short-Term Investment	322,458	322,458	—	—

	Total	$66,420,389	$66,420,389	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%

Brazil - 1.7%

Lojas Americanas SA	398,398	$2,004,085

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	390,884	19,110

Total Preferred Stocks (Cost $1,566,245)		2,023,195

COMMON STOCKS - 97.4%

Belgium - 1.0%

Anheuser-Busch InBev SA	22,323	1,201,887

Brazil - 3.3%

Ambev SA	202,425	453,446
B3 SA - Brasil Bolsa Balcao	111,093	1,090,377
Pagseguro Digital Ltd ‘A’ *	30,343	1,144,234
Vale SA ADR	114,901	1,215,653

		3,903,710

Chile - 0.7%

Falabella SA	300,953	881,509

China - 34.7%

Alibaba Group Holding Ltd ADR *	27,503	8,085,332
Budweiser Brewing Co APAC Ltd ~	412,900	1,207,667
Hansoh Pharmaceutical Group Co Ltd * ~	102,000	498,539
Huazhu Group Ltd ADR	99,064	4,283,527
Innovent Biologics Inc * ~	88,500	659,962
Jiangsu Hengrui Medicine Co Ltd ‘A’	197,228	2,611,055
Meituan Dianping ‘B’ *	31,000	976,540
New Oriental Education & Technology Group Inc ADR *	2,247	335,927
OneConnect Financial Technology Co Ltd ADR *	57,787	1,230,863
Ping An Insurance Group Co of China Ltd ‘A’	310,871	3,495,612
Tencent Holdings Ltd ADR	135,481	9,150,846
Wuxi Biologics Cayman Inc * ~	21,500	526,923
Yum China Holdings Inc	91,347	4,836,824
ZTO Express Cayman Inc *	6,663	192,753
ZTO Express Cayman Inc ADR	105,488	3,156,201

		41,248,571

Colombia - 0.3%

Grupo Aval Acciones y Valores SA ADR	87,457	403,177

Egypt - 0.9%

Commercial International Bank Egypt SAE	252,052	1,063,896

France - 6.1%

Kering SA	9,762	6,475,589
LVMH Moet Hennessy Louis Vuitton SE	100	46,790
Pernod Ricard SA	4,608	734,685

		7,257,064

Hong Kong - 4.9%

AIA Group Ltd	495,000	4,920,348
Jardine Strategic Holdings Ltd	43,570	863,855

		5,784,203

	Shares	Value

India - 12.0%

HDFC Bank Ltd *	87,668	$1,286,950
Housing Development Finance Corp Ltd	203,175	4,815,796
Infosys Ltd	38,956	535,651
Kotak Mahindra Bank Ltd *	203,996	3,522,180
Oberoi Realty Ltd *	79,131	423,874
Tata Consultancy Services Ltd	91,515	3,096,175
Zee Entertainment Enterprises Ltd	185,526	527,365

		14,207,991

Indonesia - 1.1%

P.T. Bank Central Asia Tbk	482,600	880,941
P.T. Indocement Tunggal Prakarsa Tbk	323,418	226,589
P.T. Semen Indonesia Persero Tbk	380,800	235,586

		1,343,116

Italy - 1.9%

Moncler SPA *	20,162	825,065
PRADA SPA *	370,400	1,457,367

		2,282,432

Mexico - 4.8%

Alsea SAB de CV *	239,740	228,231
Fomento Economico Mexicano SAB de CV	420,702	2,363,077
Fomento Economico Mexicano SAB de CV ADR	9,985	561,057
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	38,823	450,534
Grupo Financiero Inbursa SAB de CV ‘O’ *	415,256	320,952
Grupo Mexico SAB de CV ‘B’	686,608	1,747,611

		5,671,462

Peru - 1.2%

Credicorp Ltd	10,956	1,358,434

Philippines - 2.5%

Ayala Land Inc	1,485,500	914,260
SM Investments Corp	88,242	1,609,292
SM Prime Holdings Inc	779,656	475,134

		2,998,686

Russia - 9.6%

Novatek PJSC GDR	30,778	4,213,037
Polyus PJSC	1,968	411,932
Polyus PJSC GDR ~	4,125	431,895
Sberbank of Russia PJSC	733,125	1,829,164
Yandex NV ‘A’ *	68,674	4,480,979

		11,367,007

South Africa - 0.7%

FirstRand Ltd	312,493	766,819

South Korea - 1.7%

Amorepacific Corp	844	117,663
AMOREPACIFIC Group	4,854	202,269
Samsung Biologics Co Ltd * ~	2,944	1,735,599

		2,055,531

Switzerland - 0.7%

Cie Financiere Richemont SA	11,799	792,219

Taiwan - 9.0%

MediaTek Inc	15,000	317,834
Taiwan Semiconductor Manufacturing Co Ltd	688,995	10,365,295

		10,683,129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value

Turkey - 0.3%

Akbank T.A.S. *	601,299	$396,089

Total Common Stocks (Cost $72,106,800)		115,666,932

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	748,996	748,996

Total Short-Term Investment (Cost $748,996)		748,996

TOTAL INVESTMENTS - 99.7% (Cost $74,422,041)		118,439,123

OTHER ASSETS & LIABILITIES, NET - 0.3%		396,537

NET ASSETS - 100.0%		$118,835,660

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.5%
Consumer, Cyclical	19.7%
Communications	19.6%
Technology	13.1%
Consumer, Non-cyclical	11.9%
Industrial	3.6%
Energy	3.5%
Basic Materials	3.2%
Others (each less than 3.0%)	0.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of September 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	34.7%
India	12.0%
Russia	9.6%
Taiwan	9.0%
France	6.1%
Brazil	5.0%
Hong Kong	4.9%
Mexico	4.8%
Others (each less than 3.0%)	13.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$2,004,085	$2,004,085	$—	$—
	India	19,110	—	19,110	—

	Total Preferred Stocks	2,023,195	2,004,085	19,110	—

	Common Stocks
	Belgium	1,201,887	—	1,201,887	—
	Brazil	3,903,710	3,903,710	—	—
	Chile	881,509	—	881,509	—
	China	41,248,571	22,121,427	19,127,144	—
	Colombia	403,177	403,177	—	—
	Egypt	1,063,896	—	1,063,896	—
	France	7,257,064	—	7,257,064	—
	Hong Kong	5,784,203	—	5,784,203	—
	India	14,207,991	—	14,207,991	—
	Indonesia	1,343,116	—	1,343,116	—
	Italy	2,282,432	—	2,282,432	—
	Mexico	5,671,462	5,671,462	—	—
	Peru	1,358,434	1,358,434	—	—
	Philippines	2,998,686	—	2,998,686	—
	Russia	11,367,007	4,480,979	6,886,028	—
	South Africa	766,819	—	766,819	—
	South Korea	2,055,531	—	2,055,531	—
	Switzerland	792,219	—	792,219	—
	Taiwan	10,683,129	—	10,683,129	—
	Turkey	396,089	—	396,089	—

	Total Common Stocks	115,666,932	37,939,189	77,727,743	—

	Short-Term Investment	748,996	748,996	—	—

	Total	$118,439,123	$40,692,270	$77,746,853	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Australia - 1.0%

Rio Tinto PLC	6,680	$401,954

Belgium - 1.1%

KBC Group NV	8,836	443,093

Brazil - 0.3%

Ambev SA ADR	48,947	110,620

Canada - 2.5%

Canadian National Railway Co	8,367	890,751
Suncor Energy Inc	12,176	148,685

		1,039,436

China - 1.6%

Tencent Holdings Ltd	4,700	317,454
Yum China Holdings Inc	6,806	360,378

		677,832

Denmark - 2.8%

Carlsberg AS ‘B’	2,234	300,970
Novo Nordisk AS ‘B’	12,552	869,660

		1,170,630

France - 18.0%

Air Liquide SA	7,935	1,257,782
Capgemini SE	3,979	510,490
Danone SA	8,915	577,473
Dassault Systemes SE	1,312	244,797
Engie SA *	29,965	400,440
EssilorLuxottica SA *	3,380	460,144
Hermes International	126	108,519
L’Oreal SA	1,602	521,341
Legrand SA	4,813	383,354
LVMH Moet Hennessy Louis Vuitton SE	1,704	797,307
Pernod Ricard SA	4,092	652,416
Schneider Electric SE	11,808	1,467,730

		7,381,793

Germany - 9.6%

Bayer AG	10,512	648,528
Beiersdorf AG	6,849	777,622
Deutsche Boerse AG	3,060	536,483
Merck KGaA	3,901	568,739
MTU Aero Engines AG	1,088	180,360
SAP SE	8,011	1,247,466

		3,959,198

Hong Kong - 2.7%

AIA Group Ltd	111,626	1,109,573

India - 2.3%

Housing Development Finance Corp Ltd	12,785	303,039
Tata Consultancy Services Ltd	18,782	635,441

		938,480

Ireland - 1.0%

Ryanair Holdings PLC ADR *	4,907	401,196

Israel - 1.3%

Check Point Software Technologies Ltd *	4,556	548,269

	Shares	Value
Italy - 1.3%

Eni SPA	22,606	$176,691
Intesa Sanpaolo SPA *	179,597	337,899

		514,590

Japan - 16.8%

Daikin Industries Ltd	5,200	960,827
Denso Corp	5,100	223,542
FANUC Corp	800	153,532
Hitachi Ltd	16,600	562,067
Hoya Corp	8,900	1,004,955
Japan Tobacco Inc	18,500	337,510
Koito Manufacturing Co Ltd	5,800	295,949
Kose Corp	2,000	244,875
Kubota Corp	33,300	596,644
Kyocera Corp	8,500	486,681
Olympus Corp	38,100	792,318
Shin-Etsu Chemical Co Ltd	2,200	287,880
SMC Corp	400	223,135
Terumo Corp	18,600	740,553

		6,910,468

Netherlands - 4.6%

Akzo Nobel NV	5,585	564,482
ING Groep NV *	50,716	361,955
Koninklijke Philips NV *	12,551	592,651
Randstad NV *	6,995	364,760

		1,883,848

Portugal - 0.6%

Galp Energia SGPS SA	26,903	249,540

Singapore - 0.9%

DBS Group Holdings Ltd	24,300	357,243

Spain - 1.5%

Amadeus IT Group SA	11,262	625,451

Sweden - 0.9%

Essity AB ‘B’ *	11,227	379,038

Switzerland - 14.6%

Alcon Inc *	1,604	90,940
Cie Financiere Richemont SA ‘A’	4,728	317,452
Julius Baer Group Ltd	6,144	260,950
Nestle SA	14,592	1,736,624
Novartis AG	8,024	696,678
Roche Holding AG	4,102	1,405,101
Sika AG	1,544	379,132
UBS Group AG	50,868	568,343
Zurich Insurance Group AG	1,529	533,186

		5,988,406

Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co Ltd ADR	9,731	788,892

United Kingdom - 10.2%

Compass Group PLC	26,974	405,199
Diageo PLC	17,630	605,571
Experian PLC	21,112	793,274
Linde PLC	2,009	474,992
Reckitt Benckiser Group PLC	5,675	553,345
RELX PLC	9,310	207,224
RELX PLC	19,899	442,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Rolls-Royce Holdings PLC *	55,510	$92,166
Smiths Group PLC	13,948	246,736
Tesco PLC	142,406	390,665

		4,212,171

United States - 0.9%

QIAGEN NV *	7,291	378,693

Total Common Stocks (Cost $20,815,361)		40,470,414

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	270,993	270,993

Total Short-Term Investment (Cost $270,993)		270,993

TOTAL INVESTMENTS - 99.1% (Cost $21,086,354)		40,741,407

OTHER ASSETS & LIABILITIES, NET - 0.9%		375,089

NET ASSETS - 100.0%		$41,116,496

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	41.0%
Industrial	18.5%
Financial	11.7%
Technology	9.7%
Basic Materials	7.3%
Consumer, Cyclical	7.1%
Others (each less than 3.0%)	3.8%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of September 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	18.0%
Japan	16.8%
Switzerland	14.6%
United Kingdom	10.2%
Germany	9.6%
Netherlands	4.6%
Others (each less than 3.0%)	25.3%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$401,954	$—	$401,954	$—
	Belgium	443,093	—	443,093	—
	Brazil	110,620	110,620	—	—
	Canada	1,039,436	1,039,436	—	—
	China	677,832	360,378	317,454	—
	Denmark	1,170,630	—	1,170,630	—
	France	7,381,793	—	7,381,793	—
	Germany	3,959,198	—	3,959,198	—
	Hong Kong	1,109,573	—	1,109,573	—
	India	938,480	—	938,480	—
	Ireland	401,196	401,196	—	—
	Israel	548,269	548,269	—	—
	Italy	514,590	—	514,590	—
	Japan	6,910,468	—	6,910,468	—
	Netherlands	1,883,848	—	1,883,848	—
	Portugal	249,540	—	249,540	—
	Singapore	357,243	—	357,243	—
	Spain	625,451	—	625,451	—
	Sweden	379,038	—	379,038	—
	Switzerland	5,988,406	—	5,988,406	—
	Taiwan	788,892	788,892	—	—
	United Kingdom	4,212,171	—	4,212,171	—
	United States	378,693	378,693	—	—

	Total Common Stocks	40,470,414	3,627,484	36,842,930	—

	Short-Term Investment	270,993	270,993	—	—

	Total	$40,741,407	$3,898,477	$36,842,930	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Draegerwerk AG & Co KGaA *	1,000	$86,954

Total Preferred Stocks (Cost $95,564)		86,954

COMMON STOCKS - 98.5%

Australia - 4.4%

Asaleo Care Ltd	103,554	74,849
Austal Ltd	40,000	94,473
Bega Cheese Ltd	28,000	102,327
Charter Hall Long Wale REIT	32,598	117,869
Codan Ltd	15,500	123,606
Growthpoint Properties Australia Ltd REIT	43,250	104,383
IGO Ltd	35,912	108,229
Iluka Resources Ltd	16,000	104,759
McMillan Shakespeare Ltd	18,545	110,014
Nanosonics Ltd *	24,597	100,624
Netwealth Group Ltd	9,000	99,105
Perseus Mining Ltd *	62,000	61,516
Pro Medicus Ltd	7,352	143,398

		1,345,152

Austria - 1.0%

ams AG *	6,159	139,239
BAWAG Group AG * ~	2,439	88,181
CA Immobilien Anlagen AG	2,575	76,123

		303,543

Belgium - 1.0%

Bekaert SA	4,186	87,206
D’ieteren SA	1,300	80,829
Euronav NV	8,000	70,837
Orange Belgium SA	5,008	80,763

		319,635

Canada - 8.9%

Alaris Equity Partners Income	4,600	37,794
AutoCanada Inc	7,000	95,310
B2Gold Corp	26,000	169,291
Canadian Solar Inc *	5,638	197,894
Capital Power Corp	5,200	114,775
Celestica Inc *	21,958	151,713
CI Financial Corp	6,052	76,766
Corus Entertainment Inc ‘B’	40,006	86,829
CT REIT	8,395	88,076
Dundee Precious Metals Inc	23,050	165,144
Empire Co Ltd ‘A’	3,800	110,300
Extendicare Inc	15,917	63,713
Finning International Inc	7,200	110,091
Genworth MI Canada Inc	3,042	78,886
H&R REIT	9,520	69,136
Medical Facilities Corp	35,452	116,350
Parex Resources Inc *	9,688	102,079
Polaris Infrastructure Inc	9,400	96,361
Precision Drilling Corp *	18,900	11,781
Real Matters Inc *	9,403	183,251
Ritchie Bros Auctioneers Inc	2,600	154,198
Seven Generations Energy Ltd ‘A’ *	8,000	21,569
TFI International Inc	2,200	91,995
Torex Gold Resources Inc *	7,950	112,424
Westshore Terminals Investment Corp	6,000	68,537
Yamana Gold Inc	29,035	165,067

		2,739,330

	Shares	Value
China - 0.6%

Gemdale Properties & Investment Corp Ltd	629,886	$107,380
S-Enjoy Service Group Co Ltd *	36,000	93,254

		200,634

Denmark - 3.0%

D/S Norden AS	5,682	92,344
NKT AS *	3,605	107,637
Pandora AS	2,577	185,899
Royal Unibrew AS	1,700	175,221
Scandinavian Tobacco Group AS ~	6,500	96,266
Schouw & Co AS	1,100	106,455
SimCorp AS	755	99,044
Spar Nord Bank AS *	6,975	52,097

		914,963

Egypt - 0.7%

Centamin PLC	77,666	202,763

Finland - 1.8%

Huhtamaki Oyj	2,276	112,169
Tokmanni Group Corp	6,829	120,581
Uponor Oyj	9,530	166,513
Valmet Oyj	6,315	155,774

		555,037

France - 2.4%

Atos SE *	2,132	171,320
Criteo SA ADR *	2,700	32,913
Elior Group SA ~	10,630	49,354
Eutelsat Communications SA	2,809	27,359
IPSOS	2,600	65,001
Metropole Television SA *	6,339	75,682
SCOR SE *	4,827	134,394
Trigano SA	1,297	200,287

		756,310

Georgia - 0.2%

Bank of Georgia Group PLC *	5,456	62,745

Germany - 7.5%

Brenntag AG	3,870	246,063
Cewe Stiftung & Co KGaA *	748	81,999
Deutsche Pfandbriefbank AG * ~	10,085	66,863
DIC Asset AG	6,254	75,069
DWS Group GmbH & Co KGaA * ~	3,354	115,593
GEA Group AG	5,947	208,373
GFT Technologies SE	9,664	131,105
HelloFresh SE *	3,981	221,241
JOST Werke AG * ~	2,685	108,293
LANXESS AG	2,900	165,928
LEG Immobilien AG	900	128,286
MorphoSys AG *	978	123,756
Software AG	3,416	168,535
TAG Immobilien AG	5,542	167,114
Talanx AG	2,054	66,322
Telefonica Deutschland Holding AG	26,122	66,762
Wacker Chemie AG	1,892	183,612

		2,324,914

Hong Kong - 1.1%

Dah Sing Financial Holdings Ltd	22,656	54,681
Hysan Development Co Ltd	28,917	86,965
K Wah International Holdings Ltd	186,470	90,139
Luk Fook Holdings International Ltd	40,000	96,981

		328,766

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
Ireland - 0.5%

Fly Leasing Ltd ADR *	8,000	$58,080
Hibernia REIT PLC	85,559	99,937

		158,017

Israel - 0.6%

Gazit-Globe Ltd	9,048	36,555
Plus500 Ltd	7,952	160,744

		197,299

Italy - 2.8%

ACEA SPA	5,319	111,869
Banca Farmafactoring SPA * ~	9,373	52,714
Banca IFIS SPA *	6,401	61,701
Banca Sistema SPA * ~	54,623	108,826
Enav SPA ~	18,184	69,036
Esprinet SPA *	19,958	176,643
Sesa SPA	1,770	177,574
Unipol Gruppo SPA *	23,729	103,696

		862,059

Ivory Coast - 0.5%

Endeavour Mining Corp *	6,274	156,196

Japan - 22.5%

Altech Corp	5,100	99,545
Asahi Co Ltd	8,400	147,519
ASKUL Corp	2,700	110,293
Capcom Co Ltd	2,500	139,521
CTS Co Ltd	10,900	99,288
Cybernet Systems Co Ltd	14,500	122,426
Daiichikosho Co Ltd	2,500	80,294
Dip Corp	4,500	92,701
Doshisha Co Ltd	6,000	120,766
FCC Co Ltd	5,100	93,999
Financial Products Group Co Ltd	13,800	70,372
FINDEX Inc	9,000	115,621
Foster Electric Co Ltd	9,200	99,141
Fukui Computer Holdings Inc	4,600	134,238
FULLCAST Holdings Co Ltd	5,000	82,046
Furyu Corp	9,700	110,234
Gakujo Co Ltd	6,500	69,170
Glory Ltd	2,900	65,023
Hokuto Corp	4,400	93,818
IR Japan Holdings Ltd	1,500	190,105
Izumi Co Ltd	2,700	98,453
Joyful Honda Co Ltd	6,100	99,532
K’s Holdings Corp	6,000	81,228
Kaken Pharmaceutical Co Ltd	2,200	100,816
Kamigumi Co Ltd	4,000	78,821
Kato Sangyo Co Ltd	2,100	75,272
Kenedix Inc	22,900	120,582
Kissei Pharmaceutical Co Ltd	1,500	33,919
Kito Corp	3,800	44,598
Kozo Keikaku Engineering Inc	2,900	71,809
Kyoei Steel Ltd	2,000	25,707
Kyudenko Corp	3,300	95,107
Lawson Inc	1,500	71,524
Meitec Corp	2,000	101,999
Mitsui-Soko Holdings Co Ltd	6,000	105,068
Nihon Unisys Ltd	2,500	78,876
Nippon Electric Glass Co Ltd	1,900	35,507
Nippon Gas Co Ltd	2,400	121,298
NIPPON REIT Investment Corp	37	125,801
Nishio Rent All Co Ltd	3,400	72,298
Noevir Holdings Co Ltd	1,500	70,207
Obara Group Inc	3,200	107,895
Okamoto Industries Inc	2,400	93,800

	Shares	Value
Optorun Co Ltd	3,400	$69,260
PAL GROUP Holdings Co Ltd	6,300	67,065
Pressance Corp	7,200	95,630
Prima Meat Packers Ltd	3,500	107,916
Riso Kyoiku Co Ltd	26,400	72,499
Roland DG Corp	2,300	29,978
Ryosan Co Ltd	3,200	64,156
Sangetsu Corp	5,500	84,790
Sanki Engineering Co Ltd	6,500	71,250
Sankyo Co Ltd	2,200	57,608
Sankyu Inc	1,900	75,033
Sanwa Holdings Corp	11,600	122,999
Seikagaku Corp	7,700	81,032
Seiren Co Ltd	7,000	103,103
Shinoken Group Co Ltd	6,700	62,830
Ship Healthcare Holdings Inc	2,800	137,108
Star Micronics Co Ltd	7,000	92,936
Starts Proceed Investment Corp REIT	48	94,353
Sumitomo Osaka Cement Co Ltd	2,600	84,075
Sumitomo Seika Chemicals Co Ltd	3,100	100,192
T-Gaia Corp	3,400	63,987
Taikisha Ltd	2,900	80,438
Takara Leben Co Ltd	10,800	32,003
The Okinawa Electric Power Co Inc	5,781	90,567
Toho Zinc Co Ltd *	1,500	28,843
Tokyo Electron Device Ltd	3,200	95,747
Tokyo Individualized Educational Institute Inc	14,400	79,550
Tokyo Steel Manufacturing Co Ltd	12,200	83,131
Tomy Co Ltd	8,700	75,028
Towa Pharmaceutical Co Ltd	2,100	42,145
Toyo Kanetsu KK	2,200	47,583
Ube Industries Ltd	1,700	28,708
ValueCommerce Co Ltd	5,700	191,171
Warabeya Nichiyo Holdings Co Ltd	4,500	66,798
Yamaguchi Financial Group Inc	15,200	98,801
Yuasa Trading Co Ltd	3,800	118,751

		6,943,301

Jordan - 0.5%

Hikma Pharmaceuticals PLC	4,935	165,409

Kyrgyzstan - 0.5%

Centerra Gold Inc	13,494	156,976

Luxembourg - 0.4%

APERAM SA	4,272	120,202

Malta - 0.4%

Kindred Group PLC	15,000	108,607

Netherlands - 2.8%

Altice Europe NV *	21,000	99,984
ASM International NV	1,391	199,391
ASR Nederland NV	4,651	156,429
BE Semiconductor Industries NV	3,222	138,134
Intertrust NV ~	5,702	97,061
Signify NV * ~	4,505	166,628

		857,627

Norway - 0.6%

Europris ASA ~	27,028	138,564
SpareBank 1 SMN	5,000	45,198

		183,762

Singapore - 1.4%

AEM Holdings Ltd	61,600	175,658
Ascendas India Trust	67,200	67,996

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value
First REIT	141,400	$45,280
Hi-P International Ltd	46,900	41,053
UMS Holdings Ltd	149,000	109,464

		439,451

South Korea - 7.1%

Binggrae Co Ltd	1,939	98,094
Com2uSCorp	1,113	108,953
Dong-A ST Co Ltd	1,120	88,848
DY POWER Corp	3,701	34,203
F&F Co Ltd	972	73,804
Handsome Co Ltd	4,132	106,573
Hanwha Aerospace Co Ltd *	1,400	30,311
Huchems Fine Chemical Corp	5,544	97,651
i-SENS Inc	3,800	89,632
InBody Co Ltd	2,000	26,999
Interflex Co Ltd *	10,827	107,069
INTOPS Co Ltd	9,706	140,868
JW Life Science Corp	2,225	36,125
KEPCO Plant Service & Engineering Co Ltd	2,864	66,271
Korea Circuit Co Ltd *	14,569	171,390
Korea Petrochemical Ind Co Ltd	319	45,374
Korean Reinsurance Co	14,266	90,824
Kumho Petrochemical Co Ltd	1,832	171,866
LG Hausys Ltd	2,516	121,501
Poongsan Corp	5,735	116,399
Seegene Inc	1,100	244,925
Tovis Co Ltd	14,490	79,903
Value Added Technology Co Ltd	2,433	45,432

		2,193,015

Spain - 2.4%

Acerinox SA *	8,754	71,778
Cia de Distribucion Integral Logista Holdings SA	5,348	91,289
Enagas SA	6,275	144,785
Lar Espana Real Estate Socimi SA REIT	15,262	70,390
Pharma Mar SA	1,014	128,652
Sacyr SA	20,762	36,888
Vidrala SA	587	64,006
Viscofan SA	1,965	131,091

		738,879

Sweden - 6.4%

Betsson AB	22,956	175,968
Bilia AB ‘A’ *	5,583	70,175
Coor Service Management Holding AB * ~	12,000	81,592
Eolus Vind AB ‘B’	5,377	95,049
Evolution Gaming Group AB ~	2,600	171,790
Inwido AB *	14,876	151,196
JM AB	4,114	127,493
Kungsleden AB	12,817	121,328
LeoVegas AB ~	18,827	79,586
Lindab International AB	10,819	188,002
Pricer AB ‘B’	11,309	29,598
Resurs Holding AB ~	7,550	39,042
Sectra AB ‘B’	1,840	121,755
Sweco AB ‘B’	3,443	190,726
Tethys Oil AB	15,692	75,343
Trelleborg AB ‘B’ *	6,416	113,301
Wihlborgs Fastigheter AB	6,864	135,547

		1,967,491

Switzerland - 6.0%

Adecco Group AG	3,670	193,649
Allreal Holding AG	520	112,036
ALSO Holding AG	506	134,004
BKW AG	1,009	107,452
Emmi AG	110	109,901
Forbo Holding AG	69	113,214
Galenica AG ~	1,800	125,166

	Shares	Value
Helvetia Holding AG	1,250	$106,505
Interroll Holding AG	46	116,347
Julius Baer Group Ltd	1,573	66,809
Logitech International SA	3,533	273,674
PSP Swiss Property AG	1,093	132,035
Sonova Holding AG *	1,046	265,072

		1,855,864

United Kingdom - 9.4%

Aggreko PLC	15,981	75,991
Auto Trader Group PLC ~	23,856	173,205
B&M European Value Retail SA	23,000	146,630
boohoo Group PLC *	32,157	155,245
Computacenter PLC	6,798	207,581
Dialog Semiconductor PLC *	2,534	110,444
Drax Group PLC	41,870	143,746
Empiric Student Property PLC REIT	104,707	82,417
Fevertree Drinks PLC	2,437	72,829
G4S PLC *	62,783	161,932
Great Portland Estates PLC REIT	12,927	99,754
IMI PLC	10,831	146,107
Inchcape PLC *	16,971	96,239
ITV PLC	110,000	95,894
Jupiter Fund Management PLC	12,000	34,643
Keller Group PLC	8,285	65,106
Man Group PLC	66,092	97,975
Paragon Banking Group PLC	13,200	56,592
Quilter PLC ~	77,054	127,412
Reach PLC	56,257	55,772
Rightmove PLC	22,677	183,330
Rotork PLC	35,004	126,912
Safestore Holdings PLC REIT	12,573	126,273
Spirent Communications PLC	41,609	153,009
Ultra Electronics Holdings PLC	4,338	116,578

		2,911,616

United States - 1.1%

Argonaut Gold Inc *	34,300	69,293
CyberArk Software Ltd *	790	81,702
Inmode Ltd *	3,226	116,716
Oxford Immunotec Global PLC *	6,814	79,724

		347,435

Total Common Stocks (Cost $23,080,450)		30,416,998

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	647,874	647,874

Total Short-Term Investment (Cost $647,874)		647,874

TOTAL INVESTMENTS - 100.9% (Cost $23,823,888)		31,151,826

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(289,988)

NET ASSETS - 100.0%		$30,861,838

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	18.8%
Financial	17.4%
Consumer, Non-cyclical	17.3%
Consumer, Cyclical	14.8%
Technology	10.1%
Basic Materials	9.9%
Communications	6.6%
Others (each less than 3.0%)	6.0%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	As of September 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	22.5%
United Kingdom	9.4%
Canada	8.9%
Germany	7.8%
South Korea	7.1%
Sweden	6.4%
Switzerland	6.0%
Australia	4.4%
United States	3.2%
Denmark	3.0%
Others (each less than 3.0%)	22.2%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$86,954	$—	$86,954	$—
	Common Stocks
	Australia	1,345,152	—	1,345,152	—
	Austria	303,543	—	303,543	—
	Belgium	319,635	—	319,635	—
	Canada	2,739,330	2,739,330	—	—
	China	200,634	—	200,634	—
	Denmark	914,963	—	914,963	—
	Egypt	202,763	—	202,763	—
	Finland	555,037	120,581	434,456	—
	France	756,310	82,267	674,043	—
	Georgia	62,745	—	62,745	—
	Germany	2,324,914	474,420	1,850,494	—
	Hong Kong	328,766	—	328,766	—
	Ireland	158,017	58,080	99,937	—
	Israel	197,299	—	197,299	—
	Italy	862,059	—	862,059	—
	Ivory Coast	156,196	156,196	—	—
	Japan	6,943,301	—	6,943,301	—
	Jordan	165,409	—	165,409	—
	Kyrgyzstan	156,976	156,976	—	—
	Luxembourg	120,202	—	120,202	—
	Malta	108,607	—	108,607	—
	Netherlands	857,627	—	857,627	—
	Norway	183,762	—	183,762	—
	Singapore	439,451	—	439,451	—
	South Korea	2,193,015	244,925	1,948,090	—
	Spain	738,879	195,097	543,782	—
	Sweden	1,967,491	—	1,967,491	—
	Switzerland	1,855,864	—	1,855,864	—
	United Kingdom	2,911,616	220,352	2,691,264	—
	United States	347,435	347,435	—	—

	Total Common Stocks	30,416,998	4,795,659	25,621,339	—

	Short-Term Investment	647,874	647,874	—	—

	Total	$31,151,826	$5,443,533	$25,708,293	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Argentina - 0.2%

YPF SA ADR *	14,644	$52,279

Austria - 0.5%

Erste Group Bank AG *	6,888	144,238

Belgium - 0.9%

Ageas SA	6,857	280,584

Canada - 3.4%

ARC Resources Ltd	14,172	63,327
Barrick Gold Corp	18,658	524,058
Cameco Corp	9,586	96,819
Kinross Gold Corp *	29,716	262,095
Tourmaline Oil Corp	4,991	60,984

		1,007,283

China - 4.5%

China Mobile Ltd	54,482	349,736
China Telecom Corp Ltd ‘H’	1,000,652	300,644
China Unicom Hong Kong Ltd	613,690	402,821
Dongfeng Motor Group Co Ltd ‘H’	480,874	300,790

		1,353,991

Denmark - 1.9%

AP Moller - Maersk AS ‘B’	359	567,536
The Drilling Co of 1972 AS *	548	11,836

		579,372

Finland - 1.4%

Nokia OYJ *	106,030	414,989

France - 12.4%

AXA SA *	18,580	343,880
BNP Paribas SA *	11,220	405,881
Cie de Saint-Gobain *	17,950	751,879
Dassault Aviation SA *	122	102,914
Engie SA *	36,145	483,027
Renault SA *	7,701	199,772
Rexel SA *	31,157	390,650
SCOR SE *	5,283	147,090
Societe Generale SA *	16,142	214,269
TOTAL SE	19,561	671,778

		3,711,140

Germany - 2.8%

CECONOMY AG *	23,058	113,311
Daimler AG *	11,044	595,773
METRO AG	7,454	74,234
Salzgitter AG *	2,707	44,674

		827,992

Hong Kong - 0.8%

CK Asset Holdings Ltd	46,266	227,339

India - 1.1%

Canara Bank *	59,330	71,721
NTPC Ltd	22,392	25,908
Oil & Natural Gas Corp Ltd	100,020	94,117
Zee Entertainment Enterprises Ltd	48,128	136,806

		328,552

	Shares	Value

Indonesia - 0.2%

P.T. Bank Mandiri Persero Tbk	230,427	$77,061

Ireland - 0.8%

AIB Group PLC *	98,128	100,666
Bank of Ireland Group PLC *	70,358	130,442

		231,108

Italy - 3.8%

Assicurazioni Generali SPA	17,364	244,737
BPER Banca *	24,617	57,341
Eni SPA	49,525	387,093
Saipem SPA	59,600	102,511
UniCredit SPA *	40,666	335,994

		1,127,676

Japan - 27.4%

Benesse Holdings Inc	1,279	32,920
Canon Inc	7,111	117,947
Chiyoda Corp *	13,561	32,837
Citizen Watch Co Ltd	32,224	90,397
Dai-ichi Life Holdings Inc	20,854	294,257
DeNA Co Ltd	12,581	231,538
Eisai Co Ltd	2,288	208,968
Fuji Media Holdings Inc	7,186	69,200
Fujitsu Ltd	1,387	189,489
Gree Inc	29,091	141,411
Hino Motors Ltd	40,220	260,976
Honda Motor Co Ltd	28,145	668,367
Inpex Corp	45,237	242,750
Isuzu Motors Ltd	26,856	234,876
JGC Holdings Corp	24,743	256,637
JSR Corp	3,984	94,692
Mitsubishi Estate Co Ltd	19,670	297,954
Mitsubishi Heavy Industries Ltd	5,316	117,700
Mitsubishi Motors Corp	47,584	105,072
Mitsubishi UFJ Financial Group Inc	122,168	487,558
Nikon Corp	21,669	146,215
Nippon Television Holdings Inc	13,459	144,712
Nissan Motor Co Ltd	55,918	197,760
Nitto Denko Corp	5,096	331,998
Nomura Holdings Inc	50,183	229,333
Resona Holdings Inc	93,582	318,818
Shimamura Co Ltd	4,289	416,649
Sumitomo Mitsui Financial Group Inc	16,056	448,939
Sumitomo Mitsui Trust Holdings Inc	11,556	307,434
T&D Holdings Inc	48,915	482,220
Takeda Pharmaceutical Co Ltd	15,740	562,594
THK Co Ltd	9,807	246,799
Z holdings Corp	31,422	209,881

		8,218,898

Luxembourg - 0.5%

RTL Group SA *	4,132	162,636

Malaysia - 0.4%

CIMB Group Holdings Bhd	145,456	108,020

Netherlands - 5.2%

ABN AMRO Bank NV ~	32,667	273,082
ING Groep NV *	62,079	443,052
PostNL NV	61,854	187,786
Royal Dutch Shell PLC ‘B’	55,271	670,277

		1,574,197

Norway - 1.0%

Norsk Hydro ASA *	108,027	298,179

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Shares	Value

Russia - 1.8%

Gazprom PJSC ADR	46,807	$204,079
LUKOIL PJSC ADR	1,241	71,246
Sberbank of Russia PJSC ADR *	14,912	174,023
VEON Ltd ADR	72,166	90,929

		540,277

South Africa - 2.5%

Anglo American PLC	13,632	329,809
Gold Fields Ltd ADR	21,786	267,750
Impala Platinum Holdings Ltd *	7,297	63,401
MTN Group Ltd	28,222	94,689

		755,649

South Korea - 4.1%

Hankook Tire & Technology Co Ltd	7,205	194,152
KB Financial Group Inc	11,917	383,727
KT Corp ADR	34,342	330,026
Shinhan Financial Group Co Ltd	13,517	317,117

		1,225,022

Spain - 1.2%

CaixaBank SA	164,646	349,527

Switzerland - 6.3%

Adecco Group AG	10,394	548,443
Julius Baer Group Ltd	4,225	179,446
LafargeHolcim Ltd	12,572	572,272
UBS Group AG	53,498	597,728

		1,897,889

Taiwan - 1.0%

Innolux Corp	584,649	190,847
Shin Kong Financial Holding Co Ltd *	429,377	119,988

		310,835

Thailand - 0.8%

Kasikornbank PCL NVDR	95,726	233,682

United Kingdom - 9.3%

Babcock International Group PLC	47,333	152,673
BP PLC	171,544	496,104
BT Group PLC	160,599	203,419
Centrica PLC	221,302	114,508
J Sainsbury PLC	152,560	375,625
Kingfisher PLC	124,219	475,811
Land Securities Group PLC REIT	18,451	124,219
Marks & Spencer Group PLC	83,611	104,921
Standard Chartered PLC *	67,905	312,473
The British Land Co PLC REIT	27,550	120,102
WPP PLC	41,110	322,878

		2,802,733

United States - 0.2%

Ovintiv Inc	8,887	72,682

Total Common Stocks (Cost $32,622,738)		28,913,830

	Shares	Value

EXCHANGE-TRADED FUND - 0.5%

iShares Core MSCI EAFE	2,456	$148,048

Total Exchange-Traded Fund (Cost $141,606)		148,048

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	417,967	417,967

Total Short-Term Investment (Cost $417,967)		417,967

TOTAL INVESTMENTS - 98.3% (Cost $33,182,311)		29,479,845

OTHER ASSETS & LIABILITIES, NET - 1.7%		518,197

NET ASSETS - 100.0%		$29,998,042

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.3%
Consumer Cyclical	14.4%
Communications	10.8%
Energy	10.7%
Industrial	10.3%
Basic Materials	7.4%
Consumer, Non-cyclical	6.5%
Others (each less than 3.0%)	6.9%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

(b)	As of September 30, 2020, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	27.4%
France	12.4%
United Kingdom	9.3%
Switzerland	6.3%
Netherlands	5.2%
China	4.5%
South Korea	4.1%
Italy	3.8%
Canada	3.4%
Others (each less than 3.0%)	21.9%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks
	Argentina	$52,279	$52,279	$—	$—
	Austria	144,238	—	144,238	—
	Belgium	280,584	—	280,584	—
	Canada	1,007,283	1,007,283	—	—
	China	1,353,991	—	1,353,991	—
	Denmark	579,372	—	579,372	—
	Finland	414,989	—	414,989	—
	France	3,711,140	—	3,711,140	—
	Germany	827,992	—	827,992	—
	Hong Kong	227,339	—	227,339	—
	India	328,552	—	328,552	—
	Indonesia	77,061	—	77,061	—
	Ireland	231,108	—	231,108	—
	Italy	1,127,676	—	1,127,676	—
	Japan	8,218,898	—	8,218,898	—
	Luxembourg	162,636	—	162,636	—
	Malaysia	108,020	—	108,020	—
	Netherlands	1,574,197	—	1,574,197	—
	Norway	298,179	—	298,179	—
	Russia	540,277	540,277	—	—
	South Africa	755,649	267,750	487,899	—
	South Korea	1,225,022	330,026	894,996	—
	Spain	349,527	—	349,527	—
	Switzerland	1,897,889	—	1,897,889	—
	Taiwan	310,835	—	310,835	—
	Thailand	233,682	—	233,682	—
	United Kingdom	2,802,733	—	2,802,733	—
	United States	72,682	72,682	—	—

	Total Common Stocks	28,913,830	2,270,297	26,643,533	—

	Exchange-Traded Fund	148,048	148,048	—	—

	Short-Term Investment	417,967	417,967	—	—

	Total	$29,479,845	$2,836,312	$26,643,533	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer, Cyclical - 0.5%

Choice Hotels International Inc	942	$80,974
Hilton Worldwide Holdings Inc	1,055	90,013

		170,987

Financial - 95.4%

Alexandria Real Estate Equities Inc REIT	7,434	1,189,440
American Assets Trust Inc REIT	9,318	224,471
American Campus Communities Inc REIT	8,385	292,804
American Homes 4 Rent ‘A’ REIT	53,067	1,511,348
American Tower Corp REIT	4,929	1,191,487
Apartment Investment and Management Co ‘A’ REIT	21,275	717,393
AvalonBay Communities Inc REIT	13,729	2,050,289
Boston Properties Inc REIT	8,247	662,234
Brandywine Realty Trust REIT	14,205	146,880
Camden Property Trust REIT	6,622	589,225
CoreSite Realty Corp REIT	4,446	528,540
Cousins Properties Inc REIT	24,684	705,715
CubeSmart REIT	19,755	638,284
CyrusOne Inc REIT	7,125	498,964
DiamondRock Hospitality Co REIT	26,627	134,999
Digital Realty Trust Inc REIT	3,247	476,530
Equinix Inc REIT	4,528	3,441,869
Equity LifeStyle Properties Inc REIT	12,725	780,042
Equity Residential REIT	8,560	439,385
Essential Properties Realty Trust Inc REIT	13,939	255,362
Essex Property Trust Inc REIT	6,616	1,328,427
Extra Space Storage Inc REIT	8,631	923,431
First Industrial Realty Trust Inc REIT	9,534	379,453
Healthcare Realty Trust Inc REIT	1,467	44,186
Healthcare Trust of America Inc ‘A’ REIT	43,436	1,129,336
Healthpeak Properties Inc REIT	7,590	206,068
Invitation Homes Inc REIT	73,742	2,064,039
Kilroy Realty Corp REIT	8,272	429,813
Park Hotels & Resorts Inc REIT	28,723	286,943
Prologis Inc REIT	38,415	3,865,317
PS Business Parks Inc REIT	4,574	559,812
Public Storage REIT	1,765	393,101
Regency Centers Corp REIT	16,145	613,833
Rexford Industrial Realty Inc REIT	11,116	508,668
Sabra Health Care REIT Inc	30,429	419,464
Simon Property Group Inc REIT	5,344	345,650
STORE Capital Corp REIT	37,999	1,042,313
Sun Communities Inc REIT	8,883	1,249,039
Taubman Centers Inc REIT	1,957	65,148
Terreno Realty Corp REIT	14,820	811,543
Ventas Inc REIT	13,320	558,907
VICI Properties Inc REIT	28,299	661,348
Welltower Inc REIT	31,709	1,746,849
Weyerhaeuser Co REIT	8,009	228,417

		36,336,366

Total Common Stocks (Cost $28,776,608)		36,507,353

	Shares	Value

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.020%	40,910	$40,910

Total Short-Term Investment (Cost $40,910)		40,910

TOTAL INVESTMENTS - 96.0% (Cost $28,817,518)		36,548,263

OTHER ASSETS & LIABILITIES, NET - 4.0%		1,534,202

NET ASSETS - 100.0%		$38,082,465

Notes to Schedule of Investments

(a)	As of September 30, 2020, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	23.7%
REITS-Diversified	18.6%
REITS-Warehouse/Industrial	15.9%
REITS-Health Care	10.8%
REITS-Office Property	8.8%
REITS-Manufactured Homes	5.3%
REITS-Storage	5.1%
REITS-Single Tenant	3.4%
Others (each less than 3.0%)	4.3%

95.9%
Short-Term Investment	0.1%
Other Assets & Liabilities, Net	4.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

		Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$36,507,353	$36,507,353	$—	$—
	Short-Term Investment	40,910	40,910	—	—

	Total	$36,548,263	$36,548,263	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-70 and A-71

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2020 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2020. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2020.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2020.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2020 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2020 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Growth Fund
ASSETS
Investments, at value (excluding derivatives)	$32,632,615	$584,695,481	$138,633,127	$71,597,265	$169,776,057
Repurchase agreements, at value	300,000	13,400,000	—	—	—
Outstanding purchased options, at value	299	37,258	—	—	—
Cash	268,949	3,208,538	1,091	60,445	—
Cash (segregated for derivative instruments)	166,000	2,276,353	81,000	383,497	—
Foreign currency held, at value	27,601	2,518,873	3,711	1,272,535	—
Receivables:
Dividends and interest	51,006	2,744,852	712,833	1,013,132	35,990
Fund shares sold	1,917,262	41,376,311	248,501	267,761	—
Securities sold	5,111,152	189,141,385	25,175,736	10,845,513	40,061,803
Variation margin on futures contracts	28,209	495,002	10,648	—	—
Variation margin on swap agreements	6,486	1,175,426	—	37,225	—
Swap agreements	2,042	—	—	—	—
Due from adviser	4,599	36,834	12,496	24,742	12,316
Forward foreign currency contracts appreciation	59,158	688,972	—	226,063	—
Swap premiums paid	—	4,266	—	—	—
Swap agreements appreciation	—	17,002	—	—	—
Prepaid expenses and other assets	104	1,129	385	73	393
Total Assets	40,575,482	841,817,682	164,879,528	85,728,251	209,886,559
LIABILITIES
Payables:
Fund shares redeemed	19,257	335,797	25,619,430	11,542,999	38,930,165
Securities purchased	8,082,471	311,627,286	1,503,200	1,198,239	—
Securities sold short, at value	—	2,958,926	—	—	—
Sale-buyback financing transactions	8,115,668	—	—	—	—
Due to custodian	—	—	—	—	1,791
Swap agreements	—	197,015	—	17,697	—
Due to brokers	—	1,219,000	—	10,000	—
Accrued advisory fees	7,384	157,089	53,771	54,374	94,556
Accrued administration fees	2,769	60,034	20,164	10,662	25,788
Accrued custodian and portfolio accounting fees	10,550	70,856	23,239	15,648	16,587
Accrued legal, audit and tax service fees	5,577	27,007	12,062	9,606	14,439
Accrued trustees’ fees and deferred compensation	2,959	17,672	3,158	110	5,152
Accrued foreign capital gains tax	—	—	—	125	—
Accrued other	1,703	26,420	9,230	9,653	15,303
Forward foreign currency contracts depreciation	18,441	556,104	—	180,784	—
Outstanding options written, at value	4,470	39,120	—	—	—
Swap agreements depreciation	—	2,903	—	—	—
Unfunded loan commitment depreciation	—	271	—	—	—
Total Liabilities	16,271,249	317,295,500	27,244,254	13,049,897	39,103,781
NET ASSETS	$24,304,233	$524,522,182	$137,635,274	$72,678,354	$170,782,778
NET ASSETS CONSIST OF:
Paid-in capital	$31,023,814	$488,060,358	$134,722,615	$80,098,737	$24,072,428
Undistributed/accumulated earnings (deficit)	(6,719,581)	36,461,824	2,912,659	(7,420,383)	146,710,350
NET ASSETS	$24,304,233	$524,522,182	$137,635,274	$72,678,354	$170,782,778
Class P Shares:
Shares of beneficial interest outstanding	2,433,182	44,460,601	13,370,562	8,578,030	4,537,431
Net Asset Value Per Share	$9.99	$11.80	$10.29	$8.47	$37.64

Investments and repurchase agreements, at cost (excluding derivatives)	$31,196,151	$588,099,631	$136,826,250	$72,069,237	$63,120,420
Outstanding purchased options, at cost	650	40,348	—	—	—
Foreign currency held, at cost	43,958	2,541,707	3,529	1,266,744	—
Proceeds from securities sold short	—	2,960,719	—	—	—
Premiums received from outstanding options written	19,109	85,070	—	—	—

See Notes to Financial Statements

B-1

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2020 (Unaudited)

	PF Large-Cap Value Fund	PF Multi-Asset Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund
ASSETS
Investments, at value (excluding derivatives)	$140,996,468	$935,874,235	$29,780,379	$66,420,389	$118,439,123
Cash	—	47,614	—	—	—
Foreign currency held, at value	—	—	—	—	1,527,558
Receivables:
Dividends and interest	265,602	3,488,242	12,767	22,311	127,799
Fund shares sold	—	15,441,178	7,650,968	34,845,129	951,592
Securities sold	44,802,437	—	149,182	96,485	240,104
Variation margin on futures contracts	—	3,896	—	—	—
Due from adviser	11,118	47,170	3,945	3,752	17,659
Swap agreements appreciation	—	108,143,535	—	—	—
Prepaid expenses and other assets	356	2,932	12	200	136
Total Assets	186,075,981	1,063,048,802	37,597,253	101,388,266	121,303,971
LIABILITIES
Payables:
Fund shares redeemed	45,089,288	23,873,873	2,156,315	31,906	2,014,931
Securities purchased	—	4,150,000	5,346,505	34,237,131	347
Due to custodian	—	—	—	—	173,170
Accrued advisory fees	100,387	297,203	11,895	20,480	79,932
Accrued administration fees	23,166	127,373	2,974	4,096	14,987
Accrued custodian and portfolio accounting fees	14,286	104,536	4,131	9,338	30,954
Accrued legal, audit and tax service fees	13,794	56,132	5,617	5,805	10,682
Accrued trustees’ fees and deferred compensation	9,358	1,118	2,435	1,373	2,319
Accrued foreign capital gains tax	—	—	—	—	112,887
Accrued other	13,959	62,641	1,420	3,337	28,102
Swap agreements depreciation	—	16,399,338	—	—	—
Total Liabilities	45,264,238	45,072,214	7,531,292	34,313,466	2,468,311
NET ASSETS	$140,811,743	$1,017,976,588	$30,065,961	$67,074,800	$118,835,660
NET ASSETS CONSIST OF:
Paid-in capital	$57,995,243	$859,489,216	$19,718,812	$76,923,605	$73,610,438
Undistributed/accumulated earnings (deficit)	82,816,500	158,487,372	10,347,149	(9,848,805)	45,225,222
NET ASSETS	$140,811,743	$1,017,976,588	$30,065,961	$67,074,800	$118,835,660
Class P Shares:
Shares of beneficial interest outstanding	11,879,715	92,073,638	1,413,646	10,482,059	9,427,584
Net Asset Value Per Share	$11.85	$11.06	$21.27	$6.40	$12.61

Investments, at cost (excluding derivatives)	$81,701,284	$920,614,615	$25,706,065	$67,362,861	$74,422,041
Foreign currency held, at cost	—	—	—	—	1,523,280

See Notes to Financial Statements

B-2

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2020 (Unaudited)

	PF International Large-Cap Fund	PF International Small-Cap Fund	PF International Value Fund	PF Real Estate Fund
ASSETS
Investments, at value (excluding derivatives)	$40,741,407	$31,151,826	$29,479,845	$36,548,263
Cash	2,962	—	—	3,787
Foreign currency held, at value	—	35,483	88,422	—
Receivables:
Dividends and interest	445,155	183,708	320,488	135,684
Fund shares sold	321,956	—	4,672,968	1,508,174
Securities sold	4,000,977	2,336,389	35,655	338,234
Due from adviser	13,769	8,242	18,822	3,766
Accrued foreign capital gain tax	—	—	95	—
Prepaid expenses and other assets	104	27	141	266
Total Assets	45,526,330	33,715,675	34,616,436	38,538,174
LIABILITIES
Payables:
Fund shares redeemed	4,311,294	2,800,433	2,478,015	137,197
Securities purchased	531	3,603	2,080,552	266,597
Due to custodian	—	142	—	—
Accrued advisory fees	32,037	23,542	15,407	23,086
Accrued administration fees	5,654	4,154	3,556	4,617
Accrued custodian and portfolio accounting fees	26,683	12,932	20,761	11,965
Accrued legal, audit and tax service fees	6,921	6,102	6,393	6,493
Accrued trustees’ fees and deferred compensation	4,437	42	5,512	910
Accrued foreign capital gains tax	12,050	—	—	—
Accrued other	10,227	2,887	8,198	4,844
Total Liabilities	4,409,834	2,853,837	4,618,394	455,709
NET ASSETS	$41,116,496	$30,861,838	$29,998,042	$38,082,465
NET ASSETS CONSIST OF:
Paid-in capital	$18,316,520	$29,357,284	$40,454,935	$38,836,920
Undistributed/accumulated earnings (deficit)	22,799,976	1,504,554	(10,456,893)	(754,455)
NET ASSETS	$41,116,496	$30,861,838	$29,998,042	$38,082,465
Class P Shares:
Shares of beneficial interest outstanding	3,708,571	3,264,334	4,964,560	3,215,339
Net Asset Value Per Share	$11.09	$9.45	$6.04	$11.84

Investments, at cost (excluding derivatives)	$21,086,354	$23,823,888	$33,182,311	$28,817,518
Foreign currency held, at cost	—	35,443	88,272	—

See Notes to Financial Statements

B-3

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$138	$1,191	$889	$1,808	$501,927
Interest, net of foreign taxes withheld	206,182	6,076,267	1,723,181	2,212,625	18
Total Investment Income	206,320	6,077,458	1,724,070	2,214,433	501,945

EXPENSES
Advisory fees	43,938	889,156	301,778	333,436	544,142
Administration fees	16,477	333,433	113,167	63,714	148,402
Custodian fees and expenses	3,213	26,916	4,866	24,562	2,702
Portfolio accounting fees	25,540	159,688	57,044	37,640	44,716
Shareholder report expenses	1,110	20,306	6,854	4,385	8,767
Legal, audit and tax service fees	1,519	27,700	9,360	12,773	11,965
Trustees’ fees	765	14,021	4,775	2,520	6,177
Interest expense	7,917	7,535	—	—	33
Other	348	5,902	1,988	5,730	7,105
Total Expenses	100,827	1,484,657	499,832	484,760	774,009
Advisory Fee Waiver	—	(6,124)	—	(8,495)	—
Adviser Expense Reimbursement	(32,495)	(254,533)	(84,887)	(87,610)	(81,431)
Net Expenses	68,332	1,224,000	414,945	388,655	692,578
NET INVESTMENT INCOME (LOSS)	137,988	4,853,458	1,309,125	1,825,778	(190,633)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	1,001,456	16,429,835	604,984	703,152	34,023,031
Closed short positions	—	(126,648)	—	—	—
Foreign currency transactions	(21,563)	(547,712)	—	(1,531,770)	—
Forward foreign currency contract transactions	(236,921)	(851,417)	—	100,561	—
Futures contract transactions	(192,908)	4,487,686	357,401	—	—
Purchased option transactions	54,639	(349,171)	—	—	—
Swap transactions	(85,545)	(3,283,924)	11,906	17,121	—
Written option transactions	(20,384)	778,350	—	—	—
Net Realized Gain (Loss)	498,774	16,536,999	974,291	(710,936)	34,023,031

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	1,250,646	6,628,326	5,384,577	11,682,304	28,512,342
Short positions	—	81,745	—	—	—
Foreign currencies	(6,741)	(56,492)	220	30,982	—
Forward foreign currency contracts	(2,410)	(804,054)	—	771,771	—
Futures contracts	110,878	(3,515,008)	(400,453)	—	—
Purchased options	(54,726)	(17,989)	—	—	—
Swaps	(14,108)	4,134,986	(3,540)	(16,717)	—
Written options	41,983	140,777	—	—	—
Unfunded loan commitments	—	1,031	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	1,325,522	6,593,322	4,980,804	12,468,340	28,512,342
NET GAIN (LOSS)	1,824,296	23,130,321	5,955,095	11,757,404	62,535,373
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,962,284	$27,983,779	$7,264,220	$13,583,182	$62,344,740

Foreign taxes withheld on dividends and interest	$—	$5,508	—	$11,596	$830
Foreign capital gains tax withheld	—	—	—	6,907	—

See Notes to Financial Statements

B-4

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

	PF Large-Cap Value Fund	PF Multi-Asset Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,891,580	$9,565	$53,701	$287,478	$900,303
Interest, net of foreign taxes withheld	—	9,680,956	3	—	—
Total Investment Income	1,891,580	9,690,521	53,704	287,478	900,303

EXPENSES
Advisory fees	591,088	1,775,383	67,560	121,335	456,188
Administration fees	136,405	760,878	16,890	24,267	85,535
Custodian fees and expenses	2,238	15,461	164	876	45,296
Portfolio accounting fees	40,487	225,248	17,925	21,591	33,820
Shareholder report expenses	8,198	45,986	977	1,438	5,278
Legal, audit and tax service fees	11,185	62,765	1,545	2,042	7,190
Trustees’ fees	5,746	26,430	692	1,011	3,703
Interest expense	208	108	—	—	380
Other	6,277	13,483	717	1,221	35,325
Total Expenses	801,832	2,925,742	106,470	173,781	672,715
Adviser Expense Reimbursement	(74,130)	(338,647)	(22,020)	(28,179)	(130,611)
Net Expenses	727,702	2,587,095	84,450	145,602	542,104
NET INVESTMENT INCOME (LOSS)	1,163,878	7,103,426	(30,746)	141,876	358,199

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	17,611,870	2,753,216	6,378,449	(425,916)	832,518
Foreign currency transactions	—	—	(376)	—	935
Futures contract transactions	—	833,560	—	—	—
Swap transactions	—	60,290,929	—	—	—
Net Realized Gain (Loss)	17,611,870	63,877,705	6,378,073	(425,916)	833,453

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	17,048,404	20,752,113	2,267,407	6,847,029	26,473,092
Foreign currencies	—	—	(663)	—	(8,217)
Futures contracts	—	(1,362,142)	—	—	—
Swaps	—	199,360,606	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	17,048,404	218,750,577	2,266,744	6,847,029	26,464,875
NET GAIN (LOSS)	34,660,274	282,628,282	8,644,817	6,421,113	27,298,328
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,824,152	$289,731,708	$8,614,071	$6,562,989	$27,656,527

Foreign taxes withheld on dividends and interest	$5,628	$—	$2,276	$1,691	$97,167
Foreign capital gains tax withheld	—	—	—	—	2,644
Change in deferred foreign capital gains tax	—	—	—	—	106,905

See Notes to Financial Statements

B-5

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

	PF International Large-Cap Fund	PF International Small-Cap Fund	PF International Value Fund	PF Real Estate Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$538,457	$434,147	$505,863	$618,007
Total Investment Income	538,457	434,147	505,863	618,007

EXPENSES
Advisory fees	193,226	135,602	110,302	190,233
Administration fees	34,099	23,930	25,454	31,706
Custodian fees and expenses	24,532	11,335	23,153	1,808
Portfolio accounting fees	26,360	29,959	28,733	22,702
Shareholder report expenses	2,171	1,405	1,811	2,114
Legal, audit and tax service fees	2,955	1,909	2,470	2,903
Trustees’ fees	1,522	807	1,269	1,483
Other	14,224	3,809	13,549	1,805
Total Expenses	299,089	208,756	206,741	254,754
Advisory Fee Waiver	—	—	—	(31,706)
Adviser Expense Reimbursement	(71,765)	(33,271)	(70,984)	(32,815)
Net Expenses	227,324	175,485	135,757	190,233
NET INVESTMENT INCOME (LOSS)	311,133	258,662	370,106	427,774

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	2,802,218	595,693	(4,177,964)	1,284,171
Foreign currency transactions	(2,679)	(2,204)	(4,385)	—
Net Realized Gain (Loss)	2,799,539	593,489	(4,182,349)	1,284,171

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	6,074,957	8,466,989	9,954,373	4,423,025
Foreign currencies	23,060	9,866	18,140	—
Change in Net Unrealized Appreciation (Depreciation)	6,098,017	8,476,855	9,972,513	4,423,025
NET GAIN (LOSS)	8,897,556	9,070,344	5,790,164	5,707,196
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,208,689	$9,329,006	$6,160,270	$6,134,970

Foreign taxes withheld on dividends and interest	$71,855	$58,095	$68,818	$—
Change in deferred foreign capital gains tax	12,802	—	—	—

See Notes to Financial Statements

B-6

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
OPERATIONS
Net investment income (loss)	$137,988	$1,029,520	$4,853,458	$14,460,812	$1,309,125	$3,880,420
Net realized gain (loss)	498,774	477,228	16,536,999	17,256,679	974,291	888,906
Change in net unrealized appreciation (depreciation)	1,325,522	37,853	6,593,322	(1,633,261)	4,980,804	(3,881,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,962,284	1,544,601	27,983,779	30,084,230	7,264,220	887,368

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(448,792)	—	(11,614,415)	—	(4,409,514)
Net Decrease from Dividends and Distributions to Shareholders	—	(448,792)	—	(11,614,415)	—	(4,409,514)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	2,628,593	462,054	133,185,864	39,353,926	41,723,920	35,087,913
Dividends and distribution reinvestments - Class P	—	448,792	—	11,614,415	—	4,409,514
Cost of shares repurchased - Class P	(1,236,782)	(22,005,907)	(23,480,459)	(179,963,820)	(33,632,974)	(69,052,801)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,391,811	(21,095,061)	109,705,405	(128,995,479)	8,090,946	(29,555,374)
NET INCREASE (DECREASE) IN NET ASSETS	3,354,095	(19,999,252)	137,689,184	(110,525,664)	15,355,166	(33,077,520)

NET ASSETS
Beginning of Year or Period	20,950,138	40,949,390	386,832,998	497,358,662	122,280,108	155,357,628
End of Year or Period	$24,304,233	$20,950,138	$524,522,182	$386,832,998	$137,635,274	$122,280,108

	PF Emerging Markets Debt Fund		PF Growth Fund		PF Large-Cap Value Fund
OPERATIONS
Net investment income (loss)	$1,825,778	$3,642,711	($190,633)	($111,054)	$1,163,878	$2,707,200
Net realized gain (loss)	(710,936)	(589,664)	34,023,031	10,518,171	17,611,870	10,208,535
Change in net unrealized appreciation (depreciation)	12,468,340	(11,877,664)	28,512,342	(2,937,286)	17,048,404	(29,003,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,583,182	(8,824,617)	62,344,740	7,469,831	35,824,152	(16,088,001)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings – Class P	—	(3,084,637)	—	(6,248,695)	—	(11,717,437)
Net Decrease from Dividends and Distributions to Shareholders	—	(3,084,637)	—	(6,248,695)	—	(11,717,437)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	1,284,762	40,890,590	864,796	20,563,082	1,020,141	38,491,501
Dividends and distribution reinvestments - Class P	—	3,084,637	—	6,248,695	—	11,717,437
Cost of shares repurchased - Class P	(29,812,257)	(16,042,032)	(56,001,677)	(50,788,891)	(56,397,565)	(33,084,403)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,527,495)	27,933,195	(55,136,881)	(23,977,114)	(55,377,424)	17,124,535
NET INCREASE (DECREASE) IN NET ASSETS	(14,944,313)	16,023,941	7,207,859	(22,755,978)	(19,553,272)	(10,680,903)

NET ASSETS
Beginning of Year or Period	87,622,667	71,598,726	163,574,919	186,330,897	160,365,015	171,045,918
End of Year or Period	$72,678,354	$87,622,667	$170,782,778	$163,574,919	$140,811,743	$160,365,015

(1)	Unaudited.

See Notes to Financial Statements

B-7

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
	PF Multi-Asset Fund		PF Small-Cap Growth Fund		PF Small-Cap Value Fund
OPERATIONS
Net investment income (loss)	$7,103,426	$23,573,573	($30,746)	($85,935)	$141,876	$332,356
Net realized gain (loss)	63,877,705	(21,579,029)	6,378,073	1,474,942	(425,916)	(4,231,585)
Change in net unrealized appreciation (depreciation)	218,750,577	(112,346,411)	2,266,744	(2,141,858)	6,847,029	(14,927,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	289,731,708	(110,351,867)	8,614,071	(752,851)	6,562,989	(18,826,926)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(26,336,391)	—	(1,213,285)	—	(4,860,855)
Net Decrease from Dividends and Distributions to Shareholders	—	(26,336,391)	—	(1,213,285)	—	(4,860,855)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	19,826,138	93,982,467	7,750,644	6,730,507	34,995,639	851,192
Dividends and distribution reinvestments - Class P	—	26,336,391	—	1,213,285	—	4,860,855
Cost of shares repurchased - Class P	(176,497,463)	(235,128,587)	(3,989,560)	(3,973,844)	(2,499,573)	(24,626,067)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(156,671,325)	(114,809,729)	3,761,084	3,969,948	32,496,066	(18,914,020)
NET INCREASE (DECREASE) IN NET ASSETS	133,060,383	(251,497,987)	12,375,155	2,003,812	39,059,055	(42,601,801)

NET ASSETS
Beginning of Year or Period	884,916,205	1,136,414,192	17,690,806	15,686,994	28,015,745	70,617,546
End of Year or Period	$1,017,976,588	$884,916,205	$30,065,961	$17,690,806	$67,074,800	$28,015,745

	PF Emerging Markets Fund		PF International Large-Cap Fund		PF International Small-Cap Fund
OPERATIONS
Net investment income (loss)	$358,199	$825,103	$311,133	$741,181	$258,662	$522,618
Net realized gain (loss)	833,453	18,458,804	2,799,539	2,077,545	593,489	(53,682)
Change in net unrealized appreciation (depreciation)	26,464,875	(27,961,796)	6,098,017	(4,327,414)	8,476,855	(2,496,959)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,656,527	(8,677,889)	9,208,689	(1,508,688)	9,329,006	(2,028,023)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(18,657,302)	—	(6,575,782)	—	(1,056,704)
Net Decrease from Dividends and Distributions to Shareholders	—	(18,657,302)	—	(6,575,782)	—	(1,056,704)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	1,694,611	33,691,167	603,502	10,166,745	136,446	12,615,119
Dividends and distribution reinvestments - Class P	—	18,657,302	—	6,575,782	—	1,056,704
Cost of shares repurchased - Class P	(8,133,290)	(61,282,250)	(10,513,808)	(24,992,104)	(5,585,226)	(15,539,152)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,438,679)	(8,933,781)	(9,910,306)	(8,249,577)	(5,448,780)	(1,867,329)
NET INCREASE (DECREASE) IN NET ASSETS	21,217,848	(36,268,972)	(701,617)	(16,334,047)	3,880,226	(4,952,056)

NET ASSETS
Beginning of Year or Period	97,617,812	133,886,784	41,818,113	58,152,160	26,981,612	31,933,668
End of Year or Period	$118,835,660	$97,617,812	$41,116,496	$41,818,113	$30,861,838	$26,981,612

(1)	Unaudited.

See Notes to Financial Statements

B-8

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020	Six-Month Period Ended September 30, 2020 (1)	Year Ended March 31, 2020
	PF International Value Fund		PF Real Estate Fund
OPERATIONS
Net investment income (loss)	$370,106	$1,816,360	$427,774	$1,216,302
Net realized gain (loss)	(4,182,349)	(964,441)	1,284,171	(8,571,709)
Change in net unrealized appreciation (depreciation)	9,972,513	(13,413,182)	4,423,025	(8,199,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,160,270	(12,561,263)	6,134,970	(15,554,647)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(1,866,805)	—	(2,727,199)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,866,805)	—	(2,727,199)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	4,853,006	7,631,533	1,717,216	19,042,495
Dividends and distribution reinvestments - Class P	—	1,866,805	—	2,727,199
Cost of shares repurchased - Class P	(15,985,807)	(25,056,026)	(13,301,673)	(41,668,519)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,132,801)	(15,557,688)	(11,584,457)	(19,898,825)
NET INCREASE (DECREASE) IN NET ASSETS	(4,972,531)	(29,985,756)	(5,449,487)	(38,180,671)

NET ASSETS
Beginning of Year or Period	34,970,573	64,956,329	43,531,952	81,712,623
End of Year or Period	$29,998,042	$34,970,573	$38,082,465	$43,531,952

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2020 (Unaudited)

PF Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	$1,962,284
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(28,814,680)
Proceeds from disposition of long-term securities	28,293,066
Proceeds (purchases) of short-term securities, net	(101,274)
Proceeds (purchases) from foreign currency transactions	(6,740)
(Increase) decrease in dividends and interest receivable	13,795
(Increase) decrease in receivable for securities sold	20,522,487
(Increase) decrease in receivable for swap agreements	(186)
(Increase) decrease in receivable due from adviser	6,319
(Increase) decrease in prepaid expenses and other assets	189
(Increase) decrease in variation margin on futures contracts	(33,860)
(Increase) decrease in variation margin on swap agreements	48,896
Increase (decrease) in payable for securities purchased	(15,652,021)
Increase (decrease) in accrued advisory fees	(3,186)
Increase (decrease) in accrued administration fees	(1,195)
Increase (decrease) in accrued custodian fees and expenses	7,807
Increase (decrease) in accrued legal, audit and tax service fees	80
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	184
Increase (decrease) in accrued other payable	(17,120)
Change in net unrealized (appreciation) depreciation on investment securities	(1,250,646)
Change in net unrealized (appreciation) depreciation on foreign currencies	6,741
Change in net unrealized (appreciation) depreciation on forward foreign currency contract	2,410
Change in net unrealized (appreciation) depreciation on purchased options	54,726
Change in net unrealized (appreciation) depreciation on written options	(41,983)
Net realized (gain) loss on investment security transactions	(1,001,456)
Net realized (gain) loss on foreign currency	29,264
Net realized (gain) loss on purchased options transactions	(54,639)
Net realized (gain) loss on written option transactions	20,384
Net amortization on investments	43,318
Net cash provided by (used in) operating activities	4,032,964

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	712,573
Payment of shares redeemed	(1,221,306)
Proceeds from sale-buyback financing activities	145,098,517
Payment on sale-buyback financing transactions	(148,523,262)
Net cash provided by (used in) financing activities	(3,933,478)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	99,486

CASH AND FOREIGN CURRENCY:
Beginning of Period	363,064
End of Period (3)	$462,550

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, but does not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Interest paid by the PF Inflation Managed Fund was $7,917.
(3)	Includes cash (segregated for derivative instruments) of $166,000.

See Notes to Financial Statements

B-10

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Inflation Managed Fund
4/1/2020 - 9/30/2020 (6)	$9.12	$0.06	$0.81	$0.87	$—		$—	$—	$9.99	0.92%	0.62	%(7)	1.26%	9.42%	$24,304	87%
4/1/2019 - 3/31/2020	8.81	0.25	0.18	0.43	(0.12)		—	(0.12)	9.12	1.25%	1.08%		2.76%	4.94%	20,950	249%
4/1/2018 - 3/31/2019	8.88	0.16	0.05	0.21	(0.28)		—	(0.28)	8.81	1.15%	1.07%		1.86%	2.50%	40,949	126%
4/1/2017 - 3/31/2018	8.92	0.27	(0.19)	0.08	(0.12)		—	(0.12)	8.88	1.06%	0.94%		3.08%	0.87%	75,772	108%
4/1/2016 - 3/31/2017	8.73	0.29	(0.10)	0.19	—		—	—	8.92	0.98%	0.80%		3.35%	2.18%	13,130	194%
4/1/2015 - 3/31/2016	8.80	0.20	(0.27)	(0.07)	—		—	—	8.73	0.79%	0.64%		2.36%	(0.80%)	52,190	89%
PF Managed Bond Fund
4/1/2020 - 9/30/2020 (6)	$11.03	$0.13	$0.64	$0.77	$—		$—	$—	$11.80	0.67%	0.55%		2.18%	6.98%	$524,522	225%
4/1/2019 - 3/31/2020	10.56	0.32	0.41	0.73	(0.14)		(0.12)	(0.26)	11.03	0.82%	0.73%		2.93%	6.89%	386,833	512%
4/1/2018 - 3/31/2019	10.58	0.31	0.03	0.34	(0.36)		—	(0.36)	10.56	0.72%	0.63%		3.02%	3.43%	497,359	520%
4/1/2017 - 3/31/2018	10.67	0.29	0.05	0.34	(0.42)		(0.01)	(0.43)	10.58	0.64%	0.57%		2.63%	3.29%	598,676	364%
4/1/2016 - 3/31/2017	10.57	0.26	0.10	0.36	(0.15)		(0.11)	(0.26)	10.67	0.64%	0.56%		2.39%	3.42%	742,216	372%
4/1/2015 - 3/31/2016	11.06	0.28	(0.16)	0.12	(0.25)		(0.36)	(0.61)	10.57	0.64%	0.55%		2.58%	1.31%	421,377	370%
PF Short Duration Bond Fund
4/1/2020 - 9/30/2020 (6)	$9.77	$0.09	$0.43	$0.52	$—		$—	$—	$10.29	0.66%	0.55%		1.73%	5.43%	$137,635	56%
4/1/2019 - 3/31/2020	9.93	0.24	(0.14)	0.10	(0.26)		—	(0.26)	9.77	0.65%	0.55%		2.38%	0.97%	122,280	109%
4/1/2018 - 3/31/2019	9.79	0.23	0.07	0.30	(0.16)		—	(0.16)	9.93	0.64%	0.55%		2.34%	3.05%	155,358	164%
4/1/2017 - 3/31/2018	9.88	0.15	(0.09)	0.06	(0.15)		—	(0.15)	9.79	0.63%	0.55%		1.56%	0.65%	112,269	67%
4/1/2016 - 3/31/2017	9.84	0.12	0.01	0.13	(0.09)		—	(0.09)	9.88	0.68%	0.55%		1.16%	1.36%	167,639	233%
4/1/2015 - 3/31/2016	10.01	0.12	(0.09)	0.03	(0.20)		—	(0.20)	9.84	0.65%	0.55%		1.18%	0.35%	75,899	98%
PF Emerging Markets Debt Fund
4/1/2020 - 9/30/2020 (6)	$7.18	$0.17	$1.12	$1.29	$—		$—	$—	$8.47	1.14%	0.92%		4.29%	17.97%	$72,678	37%
4/1/2019 - 3/31/2020	9.17	0.51	(2.02)	(1.51)	(0.48)		—	(0.48)	7.18	1.14%	0.92%		5.64%	(17.58%)	87,623	73%
4/1/2018 - 3/31/2019	9.37	0.47	(0.54)	(0.07)	(0.13)		—	(0.13)	9.17	1.09%	0.93%		5.37%	(0.61%)	71,599	60%
4/1/2017 - 3/31/2018	9.39	0.51	0.30	0.81	(0.83)		—	(0.83)	9.37	1.11%	0.94%		5.28%	8.76%	85,758	68%
4/1/2016 - 3/31/2017	9.14	0.72	0.58	1.30	(1.05)		—	(1.05)	9.39	1.10%	0.94%		7.58%	14.88%	42,614	75%
4/1/2015 - 3/31/2016	8.89	0.61	(0.35)	0.26	(0.01)		—	(0.01)	9.14	1.07%	0.94%		6.91%	2.93%	108,161	80%
PF Growth Fund
4/1/2020 - 9/30/2020 (6)	$27.10	($0.03)	$10.57	$10.54	$—		$—	$—	$37.64	0.78%	0.70%		(0.19%)	38.89%	$170,783	15%
4/1/2019 - 3/31/2020	27.18	(0.02)	0.93	0.91	(0.00	)(8)	(0.99)	(0.99)	27.10	0.77%	0.70%		(0.06%)	3.04%	163,575	20%
4/1/2018 - 3/31/2019	25.38	0.00 (8)	3.62	3.62	(0.01)		(1.81)	(1.82)	27.18	0.77%	0.70%		0.01%	14.99%	186,331	28%
4/1/2017 - 3/31/2018	20.94	0.04	5.33	5.37	(0.04)		(0.89)	(0.93)	25.38	0.76%	0.70%		0.16%	25.93%	206,732	34%
4/1/2016 - 3/31/2017	18.82	0.02	2.61	2.63	(0.02)		(0.49)	(0.51)	20.94	0.77%	0.70%		0.12%	14.25%	135,132	43%
4/1/2015 - 3/31/2016	19.30	0.02	0.43	0.45	(0.09)		(0.84)	(0.93)	18.82	0.76%	0.70%		0.11%	2.17%	122,698	35%
PF Large-Cap Value Fund
4/1/2020 - 9/30/2020 (6)	$9.66	$0.07	$2.12	$2.19	$—		$—	$—	$11.85	0.88%	0.80%		1.28%	22.67%	$140,812	10%
4/1/2019 - 3/31/2020	11.95	0.20	(1.62)	(1.42)	(0.17)		(0.70)	(0.87)	9.66	0.87%	0.80%		1.59%	(13.51%)	160,365	28%
4/1/2018 - 3/31/2019	17.14	0.24	0.46	0.70	(0.17)		(5.72)	(5.89)	11.95	0.86%	0.80%		1.55%	5.49%	171,046	43%
4/1/2017 - 3/31/2018	16.60	0.22	0.79	1.01	(0.23)		(0.24)	(0.47)	17.14	0.86%	0.80%		1.27%	6.01%	154,943	7%
4/1/2016 - 3/31/2017	14.78	0.22	2.11	2.33	(0.20)		(0.31)	(0.51)	16.60	0.86%	0.80%		1.40%	15.88%	433,551	21%
4/1/2015 - 3/31/2016	16.46	0.23	(0.43)	(0.20)	(0.22)		(1.26)	(1.48)	14.78	0.86%	0.80%		1.45%	(1.29%)	299,971	10%

PF Multi-Asset Fund
4/1/2020 - 9/30/2020 (6)	$8.23	$0.07	$2.76	$2.83	$—		$—	$—	$11.06	0.58%	0.51%		1.40%	34.39%	$1,017,977	19%
4/1/2019 - 3/31/2020	9.81	0.22	(1.54)	(1.32)	(0.26)		—	(0.26)	8.23	0.56%	0.51%		2.17%	(14.09%)	884,916	57%
4/1/2018 - 3/31/2019	9.42	0.21	0.31	0.52	(0.13)		—	(0.13)	9.81	0.56%	0.51%		2.21%	5.72%	1,136,414	75%
1/31/2018 - 3/31/2018	10.00	0.03	(0.61)	(0.58)	—		—	—	9.42	0.59%	0.51%		1.68%	(5.80%)	733,300	37%
PF Small-Cap Growth Fund
4/1/2020 - 9/30/2020 (6)	$14.19	($0.03)	$7.11	$7.08	$—		$—	$—	$21.27	0.94%	0.75%		(0.27%)	49.89%	$30,066	120%
4/1/2019 - 3/31/2020	18.43	(0.11)	(2.31)	(2.42)	—		(1.82)	(1.82)	14.19	0.97%	0.75%		(0.60%)	(14.67%)	17,691	126%
4/1/2018 - 3/31/2019	14.84	(0.09)	3.80	3.71	—		(0.12)	(0.12)	18.43	0.87%	0.75%		(0.55%)	25.05%	15,687	127%
4/1/2017 - 3/31/2018	11.50	(0.06)	3.40	3.34	—		—	—	14.84	0.90%	0.75%		(0.45%)	29.04%	9,463	86%
4/1/2016 - 3/31/2017	9.80	(0.04)	1.74	1.70	—		—	—	11.50	0.90%	0.75%		(0.40%)	17.35%	8,805	123%
4/1/2015 - 3/31/2016	14.80	(0.07)	(3.18)	(3.25)	—		(1.75)	(1.75)	9.80	0.82%	0.75%		(0.51%)	(23.59%)	42,196	229%

See Notes to Financial Statements	See explanation of references, if any, on B-12

B-11

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Small-Cap Value Fund
4/1/2020 - 9/30/2020 (6)	$5.17	$0.03	$1.20	$1.23	$—	$—	$—	$6.40	1.07%	0.90%	0.87%	23.79%	$67,075	32%
4/1/2019 - 3/31/2020	8.21	0.04	(2.39)	(2.35)	(0.05)	(0.64)	(0.69)	5.17	1.00%	0.90%	0.53%	(31.62%)	28,016	36%
4/1/2018 - 3/31/2019	11.22	0.04	(0.56)	(0.52)	(0.03)	(2.46)	(2.49)	8.21	0.97%	0.90%	0.35%	(4.23%)	70,618	56%
4/1/2017 - 3/31/2018	12.09	0.02	0.79	0.81	(0.02)	(1.66)	(1.68)	11.22	0.97%	0.90%	0.17%	6.54%	81,515	30%
4/1/2016 - 3/31/2017	10.14	0.01	2.44	2.45	(0.07)	(0.43)	(0.50)	12.09	0.98%	0.90%	0.12%	23.99%	118,590	49%
4/1/2015 - 3/31/2016	10.45	0.03	(0.27)	(0.24)	(0.01)	(0.06)	(0.07)	10.14	0.96%	0.90%	0.33%	(2.29%)	199,324	55%
PF Emerging Markets Fund
4/1/2020 - 9/30/2020 (6)	$9.80	$0.04	$2.77	$2.81	$—	$—	$—	$12.61	1.18%	0.95%	0.63%	28.57%	$118,836	13%
4/1/2019 - 3/31/2020	14.71	0.13	(1.50)	(1.37)	(0.19)	(3.35)	(3.54)	9.80	1.29%	0.95%	0.90%	(14.07%)	97,618	65%
4/1/2018 - 3/31/2019	17.30	0.13	(0.95)	(0.82)	(0.09)	(1.68)	(1.77)	14.71	1.16%	0.95%	0.84%	(3.61%)	133,887	46%
4/1/2017 - 3/31/2018	13.81	0.10	3.49	3.59	(0.10)	—	(0.10)	17.30	1.20%	0.95%	0.63%	25.93%	178,391	34%
4/1/2016 - 3/31/2017	12.09	0.08	1.71	1.79	(0.07)	—	(0.07)	13.81	1.20%	0.95%	0.64%	14.83%	200,620	69%
4/1/2015 - 3/31/2016	13.58	0.10	(1.47)	(1.37)	(0.12)	—	(0.12)	12.09	1.23%	0.95%	0.84%	(10.09%)	118,049	65%
PF International Large-Cap Fund
4/1/2020 - 9/30/2020 (6)	$9.05	$0.07	$1.97	$2.04	$—	$—	$—	$11.09	1.31%	1.00%	1.37%	22.54%	$41,116	4%
4/1/2019 - 3/31/2020	11.63	0.17	(0.87)	(0.70)	(0.15)	(1.73)	(1.88)	9.05	1.32%	1.00%	1.46%	(8.84%)	41,818	22%
4/1/2018 - 3/31/2019	20.85	0.41	(1.09)	(0.68)	(0.24)	(8.30)	(8.54)	11.63	1.19%	1.00%	2.32%	0.62%	58,152	41%
4/1/2017 - 3/31/2018	18.19	0.26	2.74	3.00	(0.34)	—	(0.34)	20.85	1.14%	1.00%	1.28%	16.54%	125,384	10%
4/1/2016 - 3/31/2017	16.69	0.25	1.58	1.83	(0.33)	—	(0.33)	18.19	1.13%	1.00%	1.46%	11.17%	176,670	16%
4/1/2015 - 3/31/2016	18.50	0.20	(1.85)	(1.65)	(0.16)	—	(0.16)	16.69	1.10%	1.00%	1.17%	(8.93%)	289,863	24%
PF International Small-Cap Fund
4/1/2020 - 9/30/2020 (6)	$6.98	$0.07	$2.40	$2.47	$—	$—	$—	$9.45	1.31%	1.10%	1.62%	35.39%	$30,862	15%
4/1/2019 - 3/31/2020	9.59	0.20	(2.23)	(2.03)	(0.58)	—	(0.58)	6.98	1.43%	1.10%	2.16%	(22.94%)	26,982	90%
4/1/2018 - 3/31/2019	11.24	0.17	(1.58)	(1.41)	(0.05)	(0.19)	(0.24)	9.59	1.18%	1.10%	1.61%	(12.54%)	31,934	50%
4/1/2017 - 3/31/2018	10.50	0.19	1.79	1.98	(0.29)	(0.95)	(1.24)	11.24	1.16%	1.10%	1.63%	19.24%	89,816	52%
4/1/2016 - 3/31/2017	10.27	0.21	1.10	1.31	(0.41)	(0.67)	(1.08)	10.50	1.18%	1.09%	2.07%	13.85%	42,798	53%
4/1/2015 - 3/31/2016	10.69	0.15	(0.12)	0.03	(0.32)	(0.13)	(0.45)	10.27	1.11%	1.08%	1.37%	0.22%	118,558	51%
PF International Value Fund
4/1/2020 - 9/30/2020 (6)	$5.14	$0.06	$0.84	$0.90	$—	$—	$—	$6.04	1.22%	0.80%	2.18%	17.51%	$29,998	17%
4/1/2019 - 3/31/2020	7.51	0.25	(2.32)	(2.07)	(0.23)	(0.07)	(0.30)	5.14	1.11%	0.80%	3.32%	(28.94%)	34,971	33%
4/1/2018 - 3/31/2019	10.17	0.28	(1.20)	(0.92)	(0.34)	(1.40)	(1.74)	7.51	0.98%	0.80%	2.99%	(8.51%)	64,956	54%
4/1/2017 - 3/31/2018	9.31	0.30	0.99	1.29	(0.43)	—	(0.43)	10.17	0.92%	0.80%	2.95%	14.01%	143,626	111%
4/1/2016 - 3/31/2017	8.35	0.21	1.03	1.24	(0.28)	—	(0.28)	9.31	0.90%	0.80%	2.43%	15.15%	174,630	67%
4/1/2015 - 3/31/2016	9.51	0.16	(1.19)	(1.03)	(0.13)	—	(0.13)	8.35	0.92%	0.80%	1.80%	(10.87%)	140,760	73%
PF Real Estate Fund
4/1/2020 - 9/30/2020 (6)	$10.30	$0.12	$1.42	$1.54	$—	$—	$—	$11.84	1.20%	0.90%	2.02%	14.95%	$38,082	20%
4/1/2019 - 3/31/2020	12.26	0.19	(1.74)	(1.55)	(0.25)	(0.16)	(0.41)	10.30	1.13%	0.90%	1.46%	(13.44%)	43,532	48%
4/1/2018 - 3/31/2019	11.86	0.28	1.75	2.03	(0.21)	(1.42)	(1.63)	12.26	1.12%	0.98%	2.31%	18.20%	81,713	104%
4/1/2017 - 3/31/2018	14.94	0.30	(0.75)	(0.45)	(0.22)	(2.41)	(2.63)	11.86	1.13%	1.05%	2.12%	(4.15%)	41,519	47%
4/1/2016 - 3/31/2017	15.99	0.16	(0.18)	(0.02)	(0.39)	(0.64)	(1.03)	14.94	1.12%	1.05%	1.01%	(0.14%)	39,038	27%
4/1/2015 - 3/31/2016	16.87	0.36	0.15	0.51	(0.23)	(1.16)	(1.39)	15.99	1.12%	1.05%	2.33%	3.61%	70,717	26%

(1)	For share classes that commenced operations after April 1, 2015, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any.
(5)	The total returns include reinvestment of all dividends and capital gains distribution, if any. Total returns are not annualized for periods less than one full year.
(6)	Unaudited.
(7)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2020 are as follows:

Fund	Class P
PF Inflation Managed Fund	0.55%

(8)	Reflects an amount rounding to less than $0.01 per share.

See Notes to Financial Statements

B-12

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2020, the Trust was comprised of twenty-nine separate active funds, fourteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”). All of the Funds listed in the table below (collectively known as the “PF Underlying Funds”) offer Class P shares only, which are sold at net asset value:

PF Underlying Funds

PF Inflation Managed Fund	PF Large-Cap Value Fund	PF International Large-Cap Fund

PF Managed Bond Fund	PF Multi-Asset Fund	PF International Small-Cap Fund

PF Short Duration Bond Fund	PF Small-Cap Growth Fund (formerly named PF Developing Growth Fund)	PF International Value Fund

PF Emerging Markets Debt Fund	PF Small-Cap Value Fund	PF Real Estate Fund

PF Growth Fund	PF Emerging Markets Fund

Presently, only the following “Funds of Funds,” the Investment Adviser, and certain of its affiliates can invest in Class P shares of the PF Underlying Funds.

Fund of Funds (collectively, the “Portfolio Optimization Funds”)

Pacific FundsSM Portfolio Optimization Conservative	Pacific FundsSM Portfolio Optimization Growth

Pacific FundsSM Portfolio Optimization Moderate-Conservative	Pacific FundsSM Portfolio Optimization Aggressive-Growth

Pacific FundsSM Portfolio Optimization Moderate

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-7.

On July 31, 2020, the PF Mid-Cap Equity Fund was liquidated pursuant to a plan of liquidation approved by the Board of Trustees. Because the Fund was liquidated prior to September 30, 2020, no financial information is presented in this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset- backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Each Fund may utilize the consent dividend provision of Section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not actually paid by the Fund.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund is called its NAV, which is determined by taking the total value its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges which may trade on weekends and other days when the Funds do not calculate their NAVs. The value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts, option contracts, and swap agreements for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed conflict, etc.). In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material policy changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2020, as categorized under the three-tier hierarchy of inputs, can be found in each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2020, the PF Managed Bond Fund had unfunded loan commitments of $9,220 (see details in the Notes to Schedules of Investments).

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4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

LIBOR Transition Risk

In 2017, the United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBOR”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

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Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries (including China); restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, Secured Overnight Financing Rate, or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to

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which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2020, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage

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Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which

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may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar

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rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds used futures contracts to manage interest rate risk exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Short Duration Bond Fund entered into interest rate futures to manage duration and yield curve exposure. The PF Multi-Asset Fund entered into futures contracts to gain or reduce exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the

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(Unaudited)

right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: the PF Inflation Managed Fund purchased and wrote options on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility, to hedge downside risk, and to generate income. The PF Managed Bond Fund purchased and wrote options and swaptions on futures, bond indices, currencies, and swaps and also purchased options on TBAs as a means of capitalizing on anticipated changes in market volatility, to hedge downside risk, and to generate income. The PF Managed Bond Fund held inflation floors, and the PF Inflation Managed Fund held inflation caps and floors, to manage inflation exposure.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds purchased and sold forward contracts to hedge currency exposure. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, and as a substitute for cash bond exposure. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2020 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: the PF Inflation Managed Fund purchased and sold credit protection through credit default swaps to manage credit exposure to individual issuers, broad credit risk, and to benefit from price differences between the credit default swap and cash bonds markets. The PF Managed Bond Fund sold credit protection through credit default swaps to manage credit exposure, allow portfolio managers to enter or exit credit positions in periods of low liquidity, or to gain exposure that may not be available in cash markets. The PF Short Duration Bond Fund held index credit default swaps to add exposure to corporate credit risk.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the following reasons: the PF Multi-Asset Fund entered into total return swaps to gain or reduce exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

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(Unaudited)

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2020:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2020	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$182,517	$9,235	$—	$59,158	$114,124
PF Managed Bond	2,140,515	274,240	—	709,323	1,156,952
PF Short Duration Bond	6,154	—	—	—	6,154
PF Emerging Markets Debt	250,110	—	—	226,063	24,047
PF Multi-Asset	108,145,483	—	108,145,483	—	—

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2020	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($94,723)	($4,479)	$—	($18,441)	($71,803)
PF Managed Bond	(3,186,227)	(201,894)	—	(655,372)	(2,328,961)
PF Short Duration Bond	(7,709)	—	—	—	(7,709)
PF Emerging Markets Debt	(199,338)	—	—	(180,784)	(18,554)
PF Multi-Asset	(16,399,338)	—	(16,399,338)	—	—

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions

Change in net unrealized appreciation (depreciation) on futures contracts

Change in net unrealized appreciation (depreciation) on purchased options

Change in net unrealized appreciation (depreciation) on swaps

Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

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(Unaudited)

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended September 30, 2020:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($481,119)	$9,116	$—	($236,921)	($253,314)
PF Managed Bond	781,524	(101,633)	—	(353,350)	1,236,507
PF Short Duration Bond	369,307	11,906	—	—	357,401
PF Emerging Markets Debt	117,682	—	—	100,561	17,121
PF Multi-Asset	61,124,489	—	61,124,489	—	—

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$81,617	($58,052)	$—	($2,410)	$142,079
PF Managed Bond	(61,288)	423,065	—	(287,336)	(197,017)
PF Short Duration Bond	(403,993)	(3,540)	—	—	(400,453)
PF Emerging Markets Debt	755,054	—	—	771,771	(16,717)
PF Multi-Asset	197,998,464	—	197,998,464	—	—

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended September 30, 2020:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	10	($48,974)	21	$7,124	20	($6,917)	35	$68,433
PF Managed Bond	28	658,243	47	(22,077)	58	(141,148)	58	(2,542,219)
PF Short Duration Bond	4	125,859	—	—	—	—	1	1,180
PF Emerging Markets Debt	—	—	93	(197,065)	—	—	7	22,807
PF Multi-Asset	2	414,781	—	—	—	—	24	8,351,507

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended September 30, 2020.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of September 30, 2020:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities

PF Inflation Managed
Forward foreign currency contracts	$59,158		($15,210)		$ —		$43,948		($18,441)		$15,210		$ —		($3,231)
Option contracts	—		—		—		—		(4,470)		—		—		(4,470)
Sale-buyback financing transactions	—		—		—		—		(8,115,668)		8,086,187		—		(29,481)

PF Managed Bond
Forward foreign currency contracts	688,972		(194,889)		(447,069)		47,014		(556,104)		194,889		33,227		(327,988)
Option contracts	16,064		—		—		16,064		(17,136)		—		5,771		(11,365)
Swap agreements	17,002		(2,903)		—		14,099		(2,903)		2,903		—		—

PF Emerging Markets Debt
Forward foreign currency contracts	226,063		(102,859)		—		123,204		(180,784)		102,859		2,091		(75,834)

PF Multi-Asset
Swap agreements	108,143,535		(13,994,082)		(90,682,559)		3,466,894		(16,399,338)		13,994,082		2,315,613		(89,643)
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund presented in these financial statements, exceeded the value of the repurchase agreements as of September 30, 2020.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) serves as Investment Adviser to each Fund of the Trust. PLFA also manages a portion of the PF Multi-Asset Fund. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain PF Underlying Funds presented in these financial statements. PLFA, as Investment Adviser of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2020, the investment advisory fees that PLFA receives from each Fund presented in these financial statements based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Fund	Advisory Fee Rate	Advisory Fee Waiver through July 31, 2021	Sub-Adviser(s)
PF Inflation Managed	0.40%		Pacific Investment Management Company LLC
PF Managed Bond	0.40%	0.0075% (effective August 1, 2020)	Pacific Investment Management Company LLC and Western Asset Management Company, LLC (co-sub-advisers)
PF Short Duration Bond	0.40%		T. Rowe Price Associates, Inc.
PF Emerging Markets Debt	0.785%	0.02%	Ashmore Investment Management Limited
PF Growth	0.55%		MFS Investment Management
PF Large-Cap Value	0.65%		ClearBridge Investments, LLC
PF Multi-Asset	0.35%		Pacific Asset Management LLC (collateral portion only)
PF Small-Cap Growth	0.60%		MFS Investment Management (Lord, Abbett & Co. LLC prior to May 1, 2020)
PF Small-Cap Value	0.75%		AllianceBernstein L.P.
PF Emerging Markets	0.80%		Invesco Advisers, Inc.
PF International Large-Cap	0.85%		MFS Investment Management
PF International Small-Cap	0.85%		QS Investors, LLC
PF International Value	0.65%		Wellington Management Company LLP
PF Real Estate	0.90%	0.15%	Principal Real Estate Investors, LLC

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to the PF Administration Agreement with the Trust, the Administrator and PLFA perform, procure and/or oversee administrative services for each of the Funds. These services include, but are not limited to, procuring and overseeing transfer agency, dividend disbursement and sub-transfer agency services for the Trust, and any and all legal, compliance, and accounting support provided by Pacific Life and PLFA for the operations of the Trust and to permit the Trust to conduct business as described in its registration statement; and other services necessary for the administration of the Funds’ affairs.

Pacific Life receives an administration fee from each Fund presented in these financial statements, based on an annual rate of 0.15% of average daily net assets of each Fund.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PF Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life from each Fund presented in these financial statements for the period ended September 30, 2020 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2020 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets (“expense cap”). These operating expenses include, but are not limited to: the administration fee and expenses; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses. These operating expenses do not include: advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business. The expense cap for the PF Underlying Funds (except the PF Multi-Asset and PF International Small-Cap Funds) is 0.15% through July 31, 2021 and 0.30% thereafter through July 31, 2023. The expense cap for the PF Multi-Asset Fund is 0.16% through July 31, 2021. The expense cap for the PF International Small-Cap Fund is 0.25% through July 31, 2021.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended September 30, 2020 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2020 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2020 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2021	3/31/2022	3/31/2023	3/31/2024
PF Inflation Managed	$19,621	$58,726	$61,646	$32,495
PF Managed Bond	540,942	443,715	472,703	254,533
PF Short Duration Bond	131,342	119,957	156,485	84,887
PF Emerging Markets Debt	77,724	124,856	133,378	87,610
PF Growth	89,652	112,913	136,249	81,431
PF Large-Cap Value	247,008	118,375	125,113	74,130
PF Multi-Asset	48,872	609,033	588,849	338,647
PF Small-Cap Growth	13,829	14,826	31,688	22,020
PF Small-Cap Value	75,777	53,658	60,545	28,179
PF Emerging Markets	516,488	310,434	309,200	130,611
PF International Large-Cap	256,803	124,692	163,188	71,765
PF International Small-Cap	28,196	60,110	79,456	33,271
PF International Value	213,419	154,717	170,154	70,984
PF Real Estate	30,103	30,395	69,513	32,815

Total	$2,289,776	$2,336,407	$2,558,167	$1,343,378

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended September 30, 2020.

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class A and Class P shares of certain series of the Trust without a sales load or at NAV of Class I shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2020, such expenses increased by $10,980 for all applicable Funds of the Trust presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2020 the total amount in the DCP Liability accounts was $60,401 for all applicable Funds of the Trust presented in these financial statements.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

F. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2020, there were no purchase and sale transactions with an affiliated Fund within the Trust. There were purchase and sale transactions with affiliated funds outside of the Trust, which were transacted at the current market price and conducted in compliance with Rule 17a-7 under the 1940 Act.

8. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2020, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Inflation Managed	$28,698,442	$26,179,296	$116,238	$2,113,770
PF Managed Bond	1,077,220,378	1,154,803,742	110,913,560	74,342,650
PF Short Duration Bond	54,315,061	38,229,360	39,461,692	42,737,526
PF Emerging Markets Debt	—	—	28,158,037	51,088,582
PF Growth	—	—	27,882,023	83,330,631
PF Large-Cap Value	—	—	17,216,201	70,841,876
PF Multi-Asset	14,990,625	56,266,172	152,424,167	186,652,390
PF Small-Cap Growth	—	—	30,464,094	27,053,714
PF Small-Cap Value	—	—	44,115,955	11,552,264
PF Emerging Markets	—	—	14,808,066	21,174,805
PF International Large-Cap	—	—	1,935,610	11,128,112
PF International Small-Cap	—	—	4,767,436	10,046,878
PF International Value	—	—	5,707,855	16,378,503
PF Real Estate	—	—	8,299,538	20,105,783

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2020, are summarized in the following table:

	Collateral Type	Remaining Contractual Maturity of the Agreements
Secured Borrowings		Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$8,115,668	$—	$—	$—	$8,115,668

Total borrowings		$8,115,668	$—	$—	$—	$8,115,668

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2020, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2020:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PF Inflation Managed	($8,091,636)	$411,238	$—	$—	$—	$—	$—
PF Managed Bond	—	16,657,083	—	—	—	—	—
PF Short Duration Bond	(1,762,713)	1,007,947	—	—	—	—	—
PF Emerging Markets Debt	(6,348,212)	—	—	1,501,516	—	—	1,501,516
PF Growth	—	585,381	6,050,666	—	—	—	—
PF Large-Cap Value	—	689,617	4,499,732	—	—	—	—
PF Multi-Asset	(22,988,577)	4,856,231	—	—	—	—	—
PF Small-Cap Growth	—	—	173,231	18,421	—	—	18,421
PF Small-Cap Value	—	—	—	33,599	1,796,579	5,246,409	7,076,587
PF Emerging Markets	—	544,382	2,094,893	—	—	—	—
PF International Large-Cap	—	262,935	608,401	—	—	—	—
PF International Small-Cap	(7,208,962)	658,805	—	—	—	—	—
PF International Value	(85,421)	—	—	185	—	—	185
PF Real Estate	—	—	—	245,971	5,553,843	2,409,122	8,208,936

Accumulated capital losses represent net capital loss carryovers as of March 31, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2020 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2020:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2020
Fund	Short-Term	Long-Term
PF Inflation Managed	$—	($8,091,636)	($8,091,636)	$1,089,997
PF Managed Bond	—	—	—	10,615,626
PF Short Duration Bond	—	(1,762,713)	(1,762,713)	1,062,661
PF Emerging Markets Debt	(2,883,489)	(3,464,723)	(6,348,212)	1,184,827
PF Multi-Asset	—	(22,988,577)	(22,988,577)	3,531,127
PF International Small-Cap	(7,208,962)	—	(7,208,962)	—
PF International Value	(85,421)	—	(85,421)	—

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2020, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
PF Inflation Managed	$31,462,208	$3,110,557	($1,640,150)	$1,470,407	$96,405	$1,566,812
PF Managed Bond	589,371,148	18,019,711	(9,295,378)	8,724,333	(952,213)	7,772,120
PF Short Duration Bond	136,826,250	2,194,860	(387,983)	1,806,877	(1,373)	1,805,504
PF Emerging Markets Debt	72,491,429	5,171,427	(6,065,591)	(894,164)	44,044	(850,120)
PF Growth	63,460,823	106,459,677	(144,443)	106,315,234	—	106,315,234
PF Large-Cap Value	82,280,436	61,733,261	(3,017,229)	58,716,032	—	58,716,032
PF Multi-Asset	920,614,615	15,635,890	(376,270)	15,259,620	91,746,145	107,005,765
PF Small-Cap Growth	25,867,931	4,502,687	(590,239)	3,912,448	(663)	3,911,785
PF Small-Cap Value	68,804,036	4,814,444	(7,198,091)	(2,383,647)	—	(2,383,647)
PF Emerging Markets	76,040,886	45,173,310	(2,775,073)	42,398,237	(111,301)	42,286,936
PF International Large-Cap	21,659,401	19,959,798	(877,792)	19,082,006	6,067	19,088,073
PF International Small-Cap	23,825,380	8,584,638	(1,258,192)	7,326,446	4,141	7,330,587
PF International Value	35,951,977	2,544,731	(9,016,863)	(6,472,132)	6,496	(6,465,636)
PF Real Estate	30,719,301	6,692,268	(863,306)	5,828,962	—	5,828,962

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales, unfunded loan commitments and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2016.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the fiscal year ended March 31, 2020, were as follows:

	For the Year Ended March 31, 2020
Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PF Inflation Managed	$448,792	$—	$448,792
PF Managed Bond	11,614,415	—	11,614,415
PF Short Duration Bond	4,409,514	—	4,409,514
PF Emerging Markets Debt	3,084,637	—	3,084,637
PF Growth	710,327	5,538,368	6,248,695
PF Large-Cap Value	2,395,784	9,321,653	11,717,437
PF Multi-Asset	26,336,391	—	26,336,391
PF Small-Cap Growth	—	1,213,285	1,213,285
PF Small Cap Value	841,075	4,019,780	4,860,855
PF Emerging Markets	3,103,562	15,553,740	18,657,302
PF International Large-Cap	1,035,846	5,539,936	6,575,782
PF International Small-Cap	1,056,704	—	1,056,704
PF International Value	1,866,805	—	1,866,805
PF Real Estate	1,986,246	740,953	2,727,199

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the period ended September 30, 2020.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2020 and the fiscal year ended March 31, 2020, were as follows:

	Six-Month Period ended 9/30/2020	Year ended 3/31/2020	Six-Month Period ended 9/30/2020	Year ended 3/31/2020	Six-Month Period ended 9/30/2020	Year ended 3/31/2020	Six-Month Period ended 9/30/2020	Year ended 3/31/2020
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund		PF Emerging Markets Debt Fund

Class P
Shares sold	264,799	50,345	11,395,173	3,615,077	4,133,012	3,472,022	154,470	5,812,009
Dividends and distributions reinvested	—	49,102	—	1,054,428	—	443,167	—	340,844
Shares repurchased	(127,652)	(2,451,976)	(2,017,581)	(16,664,549)	(3,276,194)	(7,041,652)	(3,784,218)	(1,751,480)
Net increase (decrease)	137,147	(2,352,529)	9,377,592	(11,995,044)	856,818	(3,126,463)	(3,629,748)	4,401,373
Beginning shares outstanding	2,296,035	4,648,564	35,083,009	47,078,053	12,513,744	15,640,207	12,207,778	7,806,405
Ending shares outstanding	2,433,182	2,296,035	44,460,601	35,083,009	13,370,562	12,513,744	8,578,030	12,207,778

	PF Growth Fund		PF Large-Cap Value Fund		PF Multi-Asset Fund		PF Small-Cap Growth Fund

Class P
Shares sold	24,735	744,195	87,637	4,035,833	1,811,467	12,776,406	364,862	540,745
Dividends and distributions reinvested	—	209,732	—	930,979	—	2,407,348	—	71,962
Shares repurchased	(1,524,168)	(1,772,752)	(4,804,578)	(2,688,678)	(17,285,511)	(23,448,818)	(197,768)	(217,548)
Net increase (decrease)	(1,499,433)	(818,825)	(4,716,941)	2,278,134	(15,474,044)	(8,265,064)	167,094	395,159
Beginning shares outstanding	6,036,864	6,855,689	16,596,656	14,318,522	107,547,682	115,812,746	1,246,552	851,393
Ending shares outstanding	4,537,431	6,036,864	11,879,715	16,596,656	92,073,638	107,547,682	1,413,646	1,246,552

	PF Small-Cap Value Fund		PF Emerging Markets Fund		PF International Large-Cap Fund		PF International Small-Cap Fund

Class P
Shares sold	5,467,778	139,026	138,206	3,623,219	55,308	1,242,672	15,298	2,064,523
Dividends and distributions reinvested	—	601,184	—	1,506,175	—	589,059	—	106,308
Shares repurchased	(399,865)	(3,925,447)	(671,499)	(4,270,606)	(969,448)	(2,211,109)	(618,352)	(1,634,018)
Net increase (decrease)	5,067,913	(3,185,237)	(533,293)	858,788	(914,140)	(379,378)	(603,054)	536,813
Beginning shares outstanding	5,414,146	8,599,383	9,960,877	9,102,089	4,622,711	5,002,089	3,867,388	3,330,575
Ending shares outstanding	10,482,059	5,414,146	9,427,584	9,960,877	3,708,571	4,622,711	3,264,334	3,867,388

	PF International Value Fund		PF Real Estate Fund

Class P
Shares sold	803,422	1,635,474	145,222	1,392,030
Dividends and distributions reinvested	—	236,077	—	204,529
Shares repurchased	(2,647,602)	(3,710,349)	(1,156,498)	(4,036,771)
Net increase (decrease)	(1,844,180)	(1,838,798)	(1,011,276)	(2,440,212)
Beginning shares outstanding	6,808,740	8,647,538	4,226,615	6,666,827
Ending shares outstanding	4,964,560	6,808,740	3,215,339	4,226,615

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2020 to September 30, 2020.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/20” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/20-09/30/20” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2020 to September 30, 2020.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/20-09/30/20.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/20	Ending Account Value at 09/30/20	Annualized Expense Ratio	Expenses Paid During the Period 04/01/20 - 09/30/20 (1)
PF Inflation Managed Fund
Actual Fund Return

Class P	$1,000.00	$1,094.20	0.62%	$3.25

Hypothetical

Class P	$1,000.00	$1,021.96	0.62%	$3.14
PF Managed Bond Fund
Actual Fund Return

Class P	$1,000.00	$1,069.80	0.55%	$2.85

Hypothetical

Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Short Duration Bond Fund
Actual Fund Return

Class P	$1,000.00	$1,054.30	0.55%	$2.83

Hypothetical

Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Emerging Markets Debt Fund
Actual Fund Return

Class P	$1,000.00	$1,179.70	0.92%	$5.03

Hypothetical

Class P	$1,000.00	$1,020.46	0.92%	$4.66
PF Growth Fund
Actual Fund Return

Class P	$1,000.00	$1,388.90	0.70%	$4.19

Hypothetical

Class P	$1,000.00	$1,021.56	0.70%	$3.55
PF Large-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$1,226.70	0.80%	$4.47

Hypothetical

Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Multi-Asset Fund
Actual Fund Return

Class P	$1,000.00	$1,343.90	0.51%	$3.00

Hypothetical

Class P	$1,000.00	$1,022.51	0.51%	$2.59
PF Small-Cap Growth Fund
Actual Fund Return

Class P	$1,000.00	$1,498.90	0.75%	$4.70

Hypothetical

Class P	$1,000.00	$1,021.31	0.75%	$3.80
PF Small-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$1,237.90	0.90%	$5.05

Hypothetical

Class P	$1,000.00	$1,020.56	0.90%	$4.56
PF Emerging Markets Fund
Actual Fund Return

Class P	$1,000.00	$1,285.70	0.95%	$5.44

Hypothetical

Class P	$1,000.00	$1,020.31	0.95%	$4.81

See explanation of references on page D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/20	Ending Account Value at 09/30/20	Annualized Expense Ratio	Expenses Paid During the Period 04/01/20 - 09/30/20 (1)
PF International Large-Cap Fund
Actual Fund Return

Class P	$1,000.00	$1,225.40	1.00%	$5.58

Hypothetical

Class P	$1,000.00	$1,020.05	1.00%	$5.06
PF International Small-Cap Fund
Actual Fund Return

Class P	$1,000.00	$1,353.90	1.10%	$6.49

Hypothetical

Class P	$1,000.00	$1,019.55	1.10%	$5.57
PF International Value Fund
Actual Fund Return

Class P	$1,000.00	$1,175.10	0.80%	$4.36

Hypothetical

Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Real Estate Fund
Actual Fund Return

Class P	$1,000.00	$1,149.50	0.90%	$4.85

Hypothetical

Class P	$1,000.00	$1,020.56	0.90%	$4.56

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Funds Series Trust (“Pacific Funds” or the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, including any affiliated sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds. PLFA also currently directly manages Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth, as well as a portion of the PF Multi-Asset Fund. For all other Funds and the collateral portion of the PF Multi-Asset Fund, PLFA has retained third-party firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all of the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 10, 2019. The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a change in sub-adviser and a new sub-advisory agreement for the PF Small Cap Growth Fund and a new sub-advisory agreement for each of the PF Large-Cap Value Fund, PF International Small-Cap Fund and PF Managed Bond Fund, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to the PF Small Cap Growth Fund effective on or about May 1, 2020, and a new sub-advisory agreement with respect to each of the PF Large-Cap Value Fund, PF International Small-Cap Fund and PF Managed Bond Fund effective July 31, 2020. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, with respect to sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

PF Small-Cap Growth Fund

At a meeting held on March 18, 2020, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2020, a new sub-advisory agreement with Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”), with respect to the PF Small-Cap Growth Fund (the “MFS Sub-Advisory Agreement”) and appointed MFS as the new sub-adviser for the Fund. Also at the March 18, 2020 meeting, the Board terminated the sub-advisory agreement for the Fund with the prior sub-adviser upon the effectiveness of the MFS Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s investment strategies.

MFS’ appointment as the sub-adviser and the Board’s approval of the MFS Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings were sold and new investments were purchased in accordance with recommendations by MFS. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of MFS as sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that MFS be appointed as the new sub-adviser for the Fund and in evaluating the proposed MFS Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of MFS and PLFA’s analysis in reaching its conclusion to recommend MFS as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In evaluating the MFS Sub-Advisory Agreement for the Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining MFS as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by MFS. In this regard, the Trustees considered various materials relating to MFS, including copies of the proposed MFS Sub-Advisory Agreement; copies of MFS’ Form ADV; financial information; a written presentation from MFS; a comprehensive report including an assessment by PLFA; responses from MFS to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held virtually on March 18, 2020 from management and investment personnel from MFS where all attendees could hear each other clearly.

The Trustees considered that under the MFS Sub-Advisory Agreement, MFS would be responsible for providing the investment advisory services for the Fund’s assets, including investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of MFS, including the background and experience of MFS’ management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved MFS’ written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of MFS’ compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to MFS, and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by MFS.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by MFS under the MFS Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a small-cap growth equity strategy and PLFA’s identification of MFS to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related MFS Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of funds and a composite managed by the same MFS portfolio manager that would manage the Fund using similar investment strategies (the “MFS Comparable Performance”). The Trustees considered that this information included a comparison of the MFS Comparable Performance against a pertinent benchmark for the one-, three-, five- and ten-year and since inception periods, as applicable, as of September 30, 2019.

The Trustees considered additional information about the historical performance of a fund managed by the same MFS portfolio manager that would manage the Fund using similar investment strategies. The Trustees considered that this information included a comparison of the fund’s performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year periods as of December 31, 2019, as well as performance for each of the past five calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the fund during certain periods.

The Board determined that MFS’ performance record was acceptable.

C. Advisory and Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of MFS with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the MFS Sub-Advisory Agreement contains a breakpoint. The Trustees also considered that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by MFS for the other similarly-managed funds, the Trustees noted that there were differences in either: (i) the nature of Fund and those other funds, (ii) the services provided to each, (iii) the client’s overall relationship with MFS, and/or (iv) regulatory differences that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and MFS, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the MFS Sub-Advisory Agreement is fair and reasonable.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to MFS of sub-advising the Fund and the projected profitability of the MFS Sub-Advisory Agreement to MFS, to the extent practicable based on the information provided by MFS. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and MFS with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the MFS Sub-Advisory Agreement to MFS is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for MFS at this time was of limited utility.

The Trustees considered the organizational strengths of MFS and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the MFS Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and MFS concerning other benefits that may be received by MFS and its affiliates as a result of their relationship with the Fund, including the anticipated use of soft-dollars by MFS. In this regard, the Trustees noted that MFS represented that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by MFS from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the MFS Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the MFS Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF Large-Cap Value Fund, PF International Small-Cap Fund and PF Managed Bond Fund

The Board approved (i) new sub-advisory agreements with each of ClearBridge Investments, LLC (“ClearBridge”), QS Investors, LLC (“QS Investors”), and Western Asset Management Company, LLC (“Western Asset”) (together, the “Legg Mason Sub-Advisers”) for the PF Large-Cap Value Fund, the PF International Small-Cap Fund, and the PF Managed Bond Fund, respectively and (2) new sub-subadvisory agreements between Western Asset and three Western Asset affiliates: Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd., and Western Asset Management Company Ltd. (the “Western Affiliates”) as a result of the acquisition by Franklin Resources, Inc. (dba Franklin Templeton, “Franklin”) of Legg Mason, Inc. (“Legg Mason”), the parent company of the Legg Mason Sub-Advisers., effective July 31, 2020, the date of the acquisition close. The acquisition resulted in a change of control of Legg Mason and an “assignment” of the current agreements under Section 2(a)(4) of the Investment Company Act of 1940, as amended (the “1940 Act”) and Rule 2a-6 thereunder, which automatically terminated the Trust’s then current sub-advisory agreements with the Legg Mason Sub-Advisers and the sub-subadvisory agreements between Western Asset and the Western Affiliates

In anticipation of the changes to ownership of the Legg Mason Sub-Advisers, at a virtual meeting on June 12, 2020, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved new sub-advisory agreements with the Legg Mason Sub-Advisers for the PF Large-Cap Value Fund, the PF International Small-Cap Fund, and the PF Managed Bond Fund, respectively, effective July 31, 2020, the date of the acquisition close.

PF Large-Cap Value Fund

The Trustees considered that ClearBridge sub-advised the PF Large-Cap Value Fund pursuant to a sub-advisory agreement dated December 1, 2005, as amended (the “Current ClearBridge Sub-Advisory Agreement”), and that they were being asked to evaluate a new sub-advisory agreement with ClearBridge for the Fund (the “New ClearBridge Sub-Advisory Agreement”) in light of the anticipated change of control of ClearBridge, which would result in the automatic termination of the Current ClearBridge Sub-Advisory Agreement.

In evaluating the New ClearBridge Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Current ClearBridge Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 10, 2019. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by ClearBridge; the investment results of the Fund; the sub-advisory fees paid to ClearBridge; ClearBridge’s costs in managing the Fund and its profitability from the Fund; and other benefits received by ClearBridge and its affiliates as a result of their relationship with the Fund.

•	Franklin represented to the Board that there were no anticipated changes to the senior management team of ClearBridge or to the Fund’s portfolio management team.

•	There was expected to be no change in the level of services provided to the Fund.

•	The sub-advisory fee rates under the New ClearBridge Sub-Advisory Agreement would be the same as those under the Current ClearBridge Sub-Advisory Agreement.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New ClearBridge Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the New ClearBridge Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF International Small-Cap Fund

The Trustees considered that QS Investors sub-advised the PF International Small-Cap Fund pursuant to a sub-advisory agreement dated December 31, 2014 (the “Current QS Investors Sub-Advisory Agreement”), and that they were being asked to evaluate a new sub-advisory agreement with QS Investors for the Fund (the “New QS Investors Sub-Advisory Agreement”) in light of the anticipated change of control of QS Investors, which would result in the automatic termination of the Current QS Investors Sub-Advisory Agreement.

In evaluating the New QS Investors Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Current QS Investors Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 10, 2019. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by QS Investors; the investment results of the Fund; the sub-advisory fees paid to QS Investors; QS Investors’ costs in managing the Fund and its profitability from the Fund; and other benefits received by QS Investors and its affiliates as a result of their relationship with the Fund.

•	Franklin represented to the Board that there were no anticipated changes to the senior management team of QS Investors or to the Fund’s portfolio management team.

•	There was expected to be no change in the level of services provided to the Fund.

•	The sub-advisory fee rates under the New QS Investors Sub-Advisory Agreement would be the same as those under the Current QS Investors Sub-Advisory Agreement.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New QS Investors Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the New QS Investors Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF Managed Bond Fund

The Trustees considered that Western Asset co-sub-advised the PF Managed Bond Fund pursuant to a sub-advisory agreement dated August 1, 2014 (the “Current Western Asset Sub-Advisory Agreement”) and that the Western Affiliates sub-sub-advised the Fund pursuant to separate sub-subadvisory agreements (together with the Current Western Asset Sub-Advisory Agreement, the “Current Western Agreements”). The Trustees also considered that they were being asked to evaluate a new sub-advisory agreement with Western Asset for the Fund (the “New Western Asset Sub-Advisory Agreement”) and new sub-subadvisory agreements with the Western Affiliates for the Fund (together with the New Western Asset Sub-Advisory Agreement, the “New Western Agreements”) in light of the anticipated change of control of Western Asset, which would result in the automatic termination of the Current Western Agreements.

In evaluating the New Western Agreements, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Current Western Agreements were last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 10, 2019. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by Western Asset and the Western Affiliates; the investment results of the Fund; the sub-subadvisory fees paid to Western Asset and the Western Affiliates; Western Asset’s costs in managing the Fund and its profitability from the Fund; and other benefits received by Western Asset and its affiliates as a result of their relationship with the Fund.

•	Franklin represented to the Board that there were no anticipated changes to the senior management team of Western Asset or to the Fund’s portfolio management team.

•	There was expected to be no change in the level of services provided to the Fund.

•	The sub-advisory fee rates or sub-subadvisory fee rates, as applicable, under the New Western Agreements would be the same as those under the Current Western Agreements.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New Western Agreements are in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the New Western Agreements is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT, (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and the Treasurer of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Separate certifications for the principal executive and principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 3, 2020

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	December 3, 2020